     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 1999

                                              REGISTRATION NOS. 2-96223/811-3240
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4
                             ---------------------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Pre-Effective Amendment No.          [ ]
                        Post Effective Amendment No. 28      [X]
                                     and/or
                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940

                        Amendment No. 64                     [X]


                             ---------------------
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
        (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (713) 526-5251
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                             ---------------------

                              NORI L. GABERT, ESQ.
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                             PLEASE SEND COPIES OF
                             ALL COMMUNICATIONS TO:

                             DIANE E. AMBLER, ESQ.
                              MAYER, BROWN & PLATT

                              1909 K STREET, N.W.


                          WASHINGTON, D.C. 20006-1101


                             ---------------------
                      It is proposed that this filing will become effective:

                      [ ] immediately upon filing pursuant to paragraph (b) of
                          Rule 485

                      [X] on May 1, 1999 pursuant to paragraph (b) of Rule 485

                      [ ] 60 days after filing pursuant to paragraph (a)(1) of
                          Rule 485

                      [ ] on [DATE] pursuant to paragraph (a)(1) of Rule 485


                             ---------------------
           TITLE OF SECURITIES BEING REGISTERED: Group and Individual
                           Variable Annuity Contracts

                 SEQUENTIAL NUMBER SYSTEM: PAGE    OF    PAGES
                  EXHIBIT INDEX ON SEQUENTIAL PAGE NUMBER
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT A

                                    CONTENTS

                       REGISTRATION STATEMENT ON FORM N-4

This Post-Effective Amendment consists of the following papers and documents:

    FACING SHEET

        Contents Sheet

    PART A: UIT-981 Contracts

        Cross Reference Sheet
        Prospectus

    PART B: UIT-981 Contracts

        Cross Reference Sheet
        Statement of Additional Information

    PART A: Independence Plus Contract Series

        Cross Reference Sheet
        Prospectus

    PART B: Independence Plus Contract Series

        Cross Reference Sheet
        Statement of Additional Information

    PART C: UIT-981 Contract and Independence Plus Contract Series


        Items twenty-four (including exhibit index) through thirty-two
        Signatures

                    THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                                 SEPARATE ACCOUNT A

                                 CONTRACT FORM UIT-981

                                        FORM N-4
                                         UNDER
                             THE SECURITIES ACT OF 1933 AND
                           THE INVESTMENT COMPANY ACT OF 1940

                             -----------------------------

                                 CROSS REFERENCE SHEET
                               (PURSUANT TO RULE 481(A))


                     ITEM NO.                                     PROSPECTUS CAPTION
                     --------                                     ------------------
PART A
1....  Cover Page..................................  Cover Page
2....  Definitions.................................  About the Prospectus
   3.  Synopsis....................................  Summary of Independence Plus
   4.  Condensed Financial Information.............  Selected Purchase Unit Data
   5.  General Description of Registrant,
       Depositor, and Portfolio Companies..........  Summary of Independence Plus, General
                                                     Information, Variable Account Options
   6.  Deductions and Expenses.....................  Fees and Charges, Surrender of Account Value
   7.  General Description of Variable Annuity
       Contracts...................................  Transfers Between Investment Options,
                                                     Purchase Period, Payout Period, Surrender of
                                                     Account Value, Other Contract Features
   8.  Annuity Period..............................  Payout Period
   9.  Death Benefit...............................  Death Benefits
  10.  Purchases and Contract Value................  Fees and Charges, Purchase Period
  11.  Redemptions.................................  Surrender of Account Value
  12.  Taxes.......................................  Federal Tax Matters
  13.  Legal Proceedings...........................  Not Applicable
  14.  Table of Contents of the Statement of
       Additional Information......................  Contents of Statement of Additional
                                                     Information



                                                               STATEMENT OF ADDITIONAL
                     ITEM NO.                                    INFORMATION CAPTION
                     --------                                  -----------------------
PART B
  15.  Cover Page..................................  Cover Page
  16.  Table of Contents...........................  Table of Contents
  17.  General Information and History.............  General Information
  18.  Services....................................  Experts; Distribution of Variable Annuity
                                                     Contracts
  19.  Purchase of Securities Being Offered........  Calculation of Surrender Charge; Purchase
                                                     Unit Value; Exchange Privilege
  20.  Underwriters................................  Distribution of Variable Annuity Contracts
  21.  Calculation of Performance Data.............  Performance Calculations, Performance
                                                     Information
  22.  Annuity Payments............................  Payout Payments
  23.  Financial Statements........................  Financial Statements
PART C


Information required to be set forth in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT A
                               INDEPENDENCE PLUS
                            CONTRACT FORM UIT-585-1
                                    FORM N-4
                                     UNDER
                         THE SECURITIES ACT OF 1933 AND
                       THE INVESTMENT COMPANY ACT OF 1940
                             ---------------------

                             CROSS REFERENCE SHEET
                           (PURSUANT TO RULE 481(A))


                     ITEM NO.                                     PROSPECTUS CAPTION
                     --------                                     ------------------
PART A
1....  Cover Page..................................  Cover Page
2....  Definitions.................................  About the Prospectus
   3.  Synopsis....................................  Summary of Independence Plus
   4.  Condensed Financial Information.............  Selected Purchase Unit Data
   5.  General Description of Registrant,
       Depositor, and Portfolio Companies..........  Summary of Independence Plus, General
                                                     Information, Variable Account Options
   6.  Deductions and Expenses.....................  Fees and Charges, Surrender of Account Value
   7.  General Description of Variable Annuity
       Contracts...................................  Transfers Between Investment Options,
                                                     Purchase Period, Payout Period, Surrender of
                                                     Account Value, Other Contract Features
   8.  Annuity Period..............................  Payout Period
   9.  Death Benefit...............................  Death Benefits
  10.  Purchases and Contract Value................  Fees and Charges, Purchase Period
  11.  Redemptions.................................  Surrender of Account Value
  12.  Taxes.......................................  Federal Tax Matters
  13.  Legal Proceedings...........................  Not Applicable
  14.  Table of Contents of the Statement of
       Additional Information......................  Contents of Statement of Additional
                                                     Information



                                                               STATEMENT OF ADDITIONAL
                     ITEM NO.                                    INFORMATION CAPTION
                     --------                                  -----------------------
PART B
  15.  Cover Page..................................  Cover Page
  16.  Table of Contents...........................  Table of Contents
  17.  General Information and History.............  General Information
  18.  Services....................................  Experts; Distribution of Variable Annuity
                                                     Contracts
  19.  Purchase of Securities Being Offered........  Calculation of Surrender Charge; Purchase
                                                     Unit Value; Exchange Privilege
  20.  Underwriters................................  Distribution of Variable Annuity Contracts
  21.  Calculation of Performance Data.............  Performance Calculations, Performance
                                                     Information
  22.  Annuity Payments............................  Payout Payments
  23.  Financial Statements........................  Financial Statements
PART C


Information required to be set forth in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

[Momento Photo]




                             CONTRACT FORM UIT-981
                               SEPARATE ACCOUNT A

                             PROSPECTUS MAY 1, 1999






                                          Units of Interest
                                          Under Variable
                                          Annuity Contracts

                      (This page intentionally left blank)

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
UNITS OF INTEREST UNDER INDIVIDUAL
VARIABLE ANNUITY CONTRACTS
CONTRACT FORM UIT-981
SEPARATE ACCOUNT A
                                                                     May 1, 1999

PROSPECTUS

This prospectus describes flexible Purchase Payment individual variable annuity contracts (the "Contracts") offered by The Variable Annuity Life Insurance Company ("VALIC") to Participants in certain employer sponsored retirement plans. The Contracts may be available to you when you participate in a retirement program that qualifies for deferral of federal income taxes. Non-qualified contracts are also available for certain other employer sponsored plans as well as for certain after-tax arrangements that are not part of an employer's plan.

The Contracts permit you to invest in and receive retirement benefits in up to 3 out of a total of 6 Fixed and Variable Account Options (1 fixed and 5 variable) described in this prospectus. Each Variable Account Option invests in a separate portfolio of the American General Series Portfolio Company ("AGSPC").

--------------------------------------------------------------------------------

VALIC is a member of the Insurance Marketplace Standards Association (IMSA). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. VALIC's membership in IMSA applies to VALIC only and not to its products or affiliates.

This prospectus provides you with information you should know before investing in the Contracts. This prospectus is accompanied by the current prospectus for the mutual fund options described in this prospectus. Please read and retain each of these prospectuses for future reference.

A Statement of Additional Information, dated May 1, 1999, contains additional information about the Contracts and is part of this prospectus. For a free copy, complete and return the form contained in the back of this prospectus or call 1-800-44-VALIC. The Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials at the SEC's internet web site (http://www.sec.gov).

INVESTMENT IN THE CONTRACTS IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE OWNER'S INVESTMENT TO FLUCTUATE, AND WHEN THE CONTRACTS ARE SURRENDERED, THE VALUE MAY BE HIGHER OR LOWER THAN THE PURCHASE PAYMENTS.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                                     PAGE
                                                     ----
ABOUT THE PROSPECTUS...............................     1

FEE TABLE..........................................     2

SUMMARY............................................     4

SELECTED PURCHASE UNIT DATA........................     6

GENERAL INFORMATION................................     7
    About the Contracts............................     7
    About VALIC....................................     7
    About VALIC Separate Account A.................     7
    Units of Interests.............................     7
    Distribution of the Contracts..................     7

VARIABLE ACCOUNT OPTIONS...........................     8
    Summary of Funds...............................     8

PURCHASE PERIOD....................................    12
    Purchase Payments..............................    12
    Purchase Units.................................    12
    Calculation of Purchase Unit Value.............    12
    Choosing Investment Options....................    13
         Fixed Account Option......................    13
         Variable Account Options..................    13
    Stopping Purchase Payments.....................    13

TRANSFERS BETWEEN INVESTMENT OPTIONS...............    14
    During the Purchase Period.....................    14
    During the Payout Period.......................    14
    Communicating Transfer or Reallocation
      Instructions.................................    14
    Effective Date of Transfer.....................    14

FEES AND CHARGES...................................    15
    Account Maintenance Fee........................    15
    Surrender Charge...............................    15
         Amount of Surrender Charge................    15
         10% Free Withdrawal.......................    15
         Exceptions to Surrender Charge............    15
    Premium Tax Charge.............................    15
    Separate Account Charges.......................    16
    Fund Annual Expense Charges....................    16
    Other Tax Charges..............................    16
    Reduction or Waiver of Account Maintenance Fee
      and Surrender Charge.........................    16

PAYOUT PERIOD......................................    17
    Fixed Payout...................................    17
    Variable Payout................................    17
    Combination Fixed and Variable Payout..........    17
    Payout Date....................................    17
    Payout Options.................................    17
    Enhancements to Payout Options.................    18
    Payout Information.............................    18

SURRENDER OF ACCOUNT VALUE.........................    19
    When Surrenders Are Allowed....................    19
    Amount That May Be Surrendered.................    19
    Surrender Restrictions.........................    19
    Partial Surrenders.............................    19

                                                     PAGE
                                                     ----

DEATH BENEFITS.....................................    20
    Beneficiary Information........................    20
    During the Purchase Period.....................    20
    During the Payout Period.......................    20

HOW TO REVIEW INVESTMENT PERFORMANCE OF SEPARATE
  ACCOUNT DIVISIONS................................    21
    Types of Investment Performance Information
      Advertised...................................    21
      Total Return Performance Information.........    21
      Standard Average Annual Total Return.........    21
      Nonstandard Average Annual Total Return......    21
      Cumulative Total Return......................    21
      Annual Change in Purchase Unit Value.........    21
      Cumulative Change in Purchase Unit Value.....    22
      Total Return Based on Different Investment
         Amounts...................................    22
      An Assumed Account Value of $10,000..........    22
    Yield Performance Information..................    22
      AGSPC Money Market Division..................    22
      Divisions Other Than The AGSPC Money Market
         Divisions.................................    22
    Performance Information: Average Annual Total
      Return, Cumulative Return and Annual and
      Cumulative Change in Purchase Unit Value
      Tables.......................................    22

OTHER CONTRACT FEATURES............................    25
    Changes That May Not Be Made...................    25
    Change of Beneficiary..........................    25
    Cancellation -- The 10 Day "Free Look".........    25
    We Reserve Certain Rights......................    25
    Relationship to Employer's Plan................    25

VOTING RIGHTS......................................    26
    Who May Give Voting Instructions...............    26
    Determination of Fund Shares Attributable to
      Your Account.................................    26
      During Purchase Period.......................    26
      During Payout Period or after a Death Benefit
         Has Been Paid.............................    26
    How Fund Shares Are Voted......................    26

FEDERAL TAX MATTERS................................    27
    Type of Plans..................................    27
    Tax Consequences in General....................    27
    Effect of Tax-Deferred Accumulations...........    27

THE POWER OF TAX-DEFERRED GROWTH...................    28

YEAR 2000..........................................    29
    Year 2000 Risks................................    29

PARTICIPANT -- the
individual, (in most
cases you are the
Participant) for whom
Purchase Payments are made.

ABOUT THE PROSPECTUS
--------------------------------------------------------------------------------

Unless otherwise specified in this prospectus, the words we, our, Company, and VALIC mean The Variable Annuity Life Insurance Company and the words "you" and "your" mean the participant, contract owner, annuitant or beneficiary.

Other specific terms that will be used in this prospectus are set forth below, along with the page number where the term is defined.

DEFINED TERMS                    PAGE NO.
-------------                    --------
Account Value................       14
Annuitant....................       20
Assumed Investment Rate......       17
Beneficiary..................       20
Contract Owner...............       20
Divisions....................       21
Fixed Account Option.........       20
Home Office..................       14
Mutual Fund or Fund..........       07
Participant..................       01
Participant Year.............       15
Payout Period................       14
Payout Unit..................       17
Purchase Payments............     12, 21
Purchase Period..............       14
Purchase Unit................       12
VALIC Separate Account A.....       26
Variable Account Options.....     8, 20

This prospectus is being given to you to help you make decisions for selecting various investment options and benefits to plan and save for your retirement. It is intended to provide you with information about VALIC, the Contracts, and saving for your retirement.

The purpose of Variable Account Options and Variable Payout Options is to provide you investment returns which are greater than the effects of inflation. We cannot, however, guarantee that this purpose will be achieved.

This prospectus describes a contract in which units of interest in VALIC's Separate Account A are offered. The Contracts will allow you to accumulate retirement dollars in a Fixed Account Option and/or Variable Account Options. This prospectus describes only the variable aspects of the Contracts except where the Fixed Account Option is specifically mentioned.

For specific information about the Variable Account Options, you should refer to the prospectus of AGSPC that you have been given with this document. You should keep this prospectus to help answer any questions you may have in the future.

Following this introduction is a summary of the major features and options of the Contracts. This summary is intended to provide you with a brief overview of those sections discussed in more detail in this prospectus.

FEE TABLE
--------------------------------------------------------------------------------
This Fee Table shows all charges and expenses which may be deducted from the assets of VALIC Separate Account A and from the Funds in which VALIC Separate Account A invests. For a further description of these charges and expenses, see "Fees and Charges" in this prospectus and the descriptions of fees and charges in AGSPC's prospectus. Any and all limitations on total charges and expenses are reflected in this Fee Table.

CONTRACT OWNER/PARTICIPANT EXPENSES(1)
  Maximum Surrender Charge (as a percentage of Purchase Payments
    received during the last 36 months)(2)                                 5.00%
ACCOUNT MAINTENANCE FEE(2)                                                 $  30

SEPARATE ACCOUNT EXPENSES
(as a percentage of Separate Account net assets):

  Mortality and Expense Risk                                               1.00%

FUND ANNUAL EXPENSES
(as a percentage of net assets):

                                                               MANAGEMENT      OTHER      TOTAL FUND
 FUND                                                             FEES      EXPENSES(3)    EXPENSES
 ----                                                          ----------   -----------   ----------
 AGSPC Asset Allocation Fund(4)                                   0.50%        0.04%         0.54%
 AGSPC Capital Conservation Fund                                  0.50         0.04          0.54
 AGSPC MidCap Index Fund                                          0.32         0.04          0.36
 AGSPC Money Market Fund                                          0.50         0.04          0.54
 AGSPC Stock Index Fund                                           0.27         0.04          0.31

---------------

(1) Premium taxes are not shown here, but may be charged by some states. See:
    "Premium Tax Charge" in this prospectus.

(2) Reductions in the surrender charge and the account maintenance fee are available if certain conditions are met. See "Reduction or Waiver of Account Maintenance Fee and Surrender Charge" and "Exceptions to Surrender Charge" in this prospectus. There will be no surrender charge on purchase payments received more than 36 months prior to surrender. Also, in any Participant Year, the first withdrawal of up to 10% of Account Value will not be subject to a surrender charge.

(3) Other Expenses includes custody, accounting, reports to shareholders, audit, legal, administrative and other miscellaneous expenses. See AGSPC's prospectus for a detailed explanation of these fees.

(4) The AGSPC Asset Allocation Fund was formerly known as the Timed Opportunity Fund.

EXAMPLE #1 -- If you do not surrender the Contract at the end of the period shown or you receive Payout Payments under a Payout Option:
--------------------------------------------------------------------------------

Total Expenses. You would pay the following expenses on a $1,000 investment under a typical Contract without a surrender charge imposed, invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:

                                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                             ------   -------   -------   --------
AGSPC Asset Allocation Division 5...........................  $16       $50       $87       $189
AGSPC Capital Conservation Division 1.......................   16        50        87        189
AGSPC MidCap Index Division 4...............................   14        45        77        169
AGSPC Money Market Division 2...............................   16        50        87        189
AGSPC Stock Index Division 10...............................   14        43        74        164

EXAMPLE #2 -- If you surrender the Contract at the end of the period shown:
--------------------------------------------------------------------------------

Total Expenses: You would pay the following expenses on a $1,000 investment under a typical Contract invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:

                                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                             ------   -------   -------   --------
AGSPC Asset Allocation Division 5...........................  $63      $100       $87       $189
AGSPC Capital Conservation Division 1.......................   63       100        87        189
AGSPC MidCap Index Division 4...............................   61        95        77        169
AGSPC Money Market Division 2...............................   63       100        87        189
AGSPC Stock Index Division 10...............................   60        93        74        164

Note: These examples should not be considered representations of past or future expenses for VALIC Separate Account A or for any Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance. The purpose of the Fee Table above is to help Contract Owners and Participants understand the various expenses of VALIC Separate Account A and the Funds which are, in effect, passed on to the Contract Owners and Participants.

SUMMARY
--------------------------------------------------------------------------------

The following is a summary of the major features of the Contracts is presented below. For a more detailed discussion of the Contracts, please read the entire prospectus carefully.

FIXED AND VARIABLE OPTIONS

The Contracts offer a choice from among 5 Variable Account Options. You will not be able to invest in all of the Variable Account Options described below within an annuity contract. If your Contract is part of your employer's retirement program, that program will describe which Variable Account Options are available to you. The Contracts also offer a Fixed Account Option.

--------------------------------------------------------------------------------

                    FIXED ACCOUNT
                    OPTION
--------------------------------------------------------------------------------------------------------------------
FIXED               General Account                                  --                          --
OPTION
--------------------------------------------------------------------------------------------------------------------
VARIABLE OPTIONS    VARIABLE ACCOUNT            INVESTMENT           ADVISER                     SUB-ADVISER
                    OPTIONS                     STRATEGY
--------------------------------------------------------------------------------------------------------------------
INDEX EQUITY FUNDS
                    AGSPC MidCap Index          Growth through       VALIC                       Bankers Trust
                    Fund                        investments                                      Company*
                                                tracking the
                                                S&P MidCap
                                                400(R) Index
                    ------------------------------------------------------------------------------------------------
                    AGSPC Stock Index Fund      Growth through       VALIC                       Bankers Trust
                                                investments                                      Company*
                                                tracking the
                                                S&P 500(R)
                                                Index
--------------------------------------------------------------------------------------------------------------------
INCOME FUNDS        AGSPC Capital               Income and           VALIC                       N/A
                    Conservation Fund           possible growth
                                                through
                                                investments in
                                                high quality
                                                debt securities
--------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS  AGSPC Money Market          Income through       VALIC                       N/A
                    Fund                        investments in
                                                short-term
                                                money market
                                                securities
--------------------------------------------------------------------------------------------------------------------
ASSET ALLOCATION    AGSPC Asset Allocation      Maximum return       VALIC                       N/A
FUNDS               Fund                        through
                                                investments in
                                                a mix of
                                                stocks, bonds
                                                and money
                                                market
                                                securities
--------------------------------------------------------------------------------------------------------------------
* Bankers Trust Company (the "Sub-Adviser") is a wholly owned subsidiary of Bankers Trust Corporation. On November
  30, 1998, Bankers Trust Corporation entered into an Agreement and Plan of Merger with Deutsche Bank AG under which
  Bankers Trust Corporation and all of its subsidiaries would merge with and into a subsidiary of Deutsche Bank AG.
  Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including retail and commercial banking, investment banking and insurance. The merger is contingent upon various regulatory approvals. On April 20, 1999, the Fund's Board of Directors approved a new investment sub-advisory agreement with Bankers Trust Company, subject to shareholder approval. If the merger is approved and completed,
  Deutsche Bank AG, as the Sub-Adviser's new parent company, will control the operations of the Sub-Adviser, Bankers
  Trust believes that, under this new arrangement, the services provided to the Fund will be maintained at their current level.

--------------------------------------------------------------------------------

A detailed description of the investment objective of each mutual fund can be found in the section of the prospectus entitled "Variable Account Options," and also in the current prospectus for AGSPC.

GUARANTEED DEATH BENEFIT

The Contracts offer a death benefit equal to the greater of Account Value or Purchase Payments reduced by withdrawals upon death of the Annuitant during the Purchase Period.

TRANSFERS

There is no charge to transfer the money in your account among the investment options. You may transfer your Account Values between Variable Account Options or to the Fixed Account Option once every 30 days during the Purchase Period.

Your Account Value in the Fixed Account must remain there for at least 90 days before it can be transferred to other investment options.

Once you begin receiving payments from your account (called the Payout Period), you may still transfer funds among Variable Account Options or to the Fixed Account Option once every 365 days.

Transfers can be made by calling VALIC's toll-free transfer service at 1-800-621-7792. For more information on account transfers, see the "Transfers Between Investment Options" section in the prospectus.

FEES AND CHARGES

ACCOUNT MAINTENANCE FEE

An annual account maintenance fee which is currently $30, but may be increased or decreased, is charged to your account.

SURRENDER CHARGE

Under some circumstances a surrender charge is made to your account. These situations are discussed in detail in the section of the prospectus entitled "Fees and Charges -- Surrender Charge." When this happens the surrender charge is 5% of the contributions you made to your account during the last 36 months.

Withdrawals are always subject to your plan provisions and federal tax restrictions, which generally include a tax penalty on withdrawals made prior to age 59 1/2.

PREMIUM TAX CHARGE

Premium taxes ranging from zero to 3 1/2% are currently imposed by certain states and municipalities on Purchase Payments made under the Contract.

SEPARATE ACCOUNT CHARGES

If you choose a Variable Account Option you will incur a mortality and expense risk fee computed at an aggregate annualized rate of 1.00% on the average daily net asset value of VALIC Separate Account A.

FUND ANNUAL EXPENSE CHARGE

A daily charge based on a percentage of each Fund's average daily net asset value is payable by each Fund to its investment adviser. In addition to the management fees, each Fund incurs other operating expenses which may vary.

Since some of these fees may not apply to your contract, consult your VALIC Retirement Plan Specialist to see how these provisions apply to you.

PAYOUT OPTIONS

When you withdraw your money, you can select from several payout options: an annuity (which guarantees payment for as long as you live), periodic withdrawals and systematic withdrawals. More information on payout options can be found in the "Payout Period" section of the prospectus.

FEDERAL TAX INFORMATION

Although deferred annuity contracts such as the Contracts can be purchased with after-tax dollars, they are primarily used in connection with retirement programs which receive favorable tax treatment under federal law.

PURCHASE REQUIREMENTS

If the Contract is a flexible Purchase Payment Contract, Purchase Payments may be made at any time but each Purchase Payment must be at least $30 per Participant Account. The amount of each Purchase Payment allocated to each Variable Account Option and Fixed Account Option must also be at least $30. If the Contract is a single Purchase Payment Contract, the minimum Purchase Payment is $1,000 per Contract. These minimums may be waived where one purchaser, such as an employer, purchases a number of contracts.

More information on FEES
may be found in the
prospectus under the
headings "FEES AND
CHARGES" AND "FEE TABLE."

For a more detailed
discussion of these income
tax provisions, see the
"FEDERAL TAX MATTERS"
section of the prospectus and
of the Statement of Additional
Information.

For more information on
PURCHASE PAYMENTS, refer
to the "Purchase Period"
section of the prospectus.

SELECTED PURCHASE UNIT DATA
--------------------------------------------------------------------------------

                                                                           AGSPC           AGSPC          AGSPC          AGSPC
                                                         AGSPC            MIDCAP           ASSET         CAPITAL         MONEY
                                                      STOCK INDEX          INDEX        ALLOCATION*    CONSERVATION      MARKET
                                                     DIVISION 10(1)    DIVISION 4(2)    DIVISION 5      DIVISION 1     DIVISION 2
                                                     --------------    -------------    -----------    ------------    ----------
December 31, 1998
    Purchase Units in Force........................     6,655,796      169,039,887      60,237,818      1,689,443      1,700,333
    Purchase Unit Value............................     $8.457722        $5.029093       $3.772519      $3.726168      $2.468627
December 31, 1997
    Purchase Units in Force........................     7,438,537      171,065,657      57,307,351      1,831,961      1,931,439
    Purchase Unit Value............................     $6.652806        $4.269122       $3.219282      $3.505970      $2.371163
December 31, 1996
    Purchase Units in Force........................     8,381,704      172,816,978      65,292,617      1,991,536      2,142,534
    Purchase Unit Value............................     $5.049088        $3.272588       $2.651899      $3.262402      $2.277444
December 31, 1995
    Purchase Units in Force........................     9,885,873      172,613,690      75,851,431      2,402,085      2,917,361
    Purchase Unit Value............................     $4.155057        $2.782677       $2.411022      $3.238370      $2.190686
December 31, 1994
    Purchase Units in Force........................    12,207,684      171,442,018      89,377,860      2,953,861      3,442,237
    Purchase Unit Value............................     $3.056808        $2.153183       $1.951533      $2.709029      $2.096416
December 31, 1993
    Purchase Units in Force........................    14,043,516      134,621,879      93,899,802      3,590,916      4,129,981
    Purchase Unit Value............................     $3.066025        $2.259378       $1.997266      $2.913980      $2.040131
December 31, 1992
    Purchase Units in Force........................    16,275,183       81,007,871      80,637,090      4,086,583      5,536,887
    Purchase Unit Value............................     $2.818583        $2.021271       $1.846025      $2.628509      $2.006700
December 31, 1991
    Purchase Units in Force........................    17,981,945       49,106,844      76,624,765      4,464,580      7,282,083
    Purchase Unit Value............................     $2.746708        $1.858030       $1.878219      $2.444253      $1.963118
December 31, 1990
    Purchase Units in Force........................    20,409,931       42,958,640      72,284,139      5,092,258      9,234,995
    Purchase Unit Value............................     $2.097328        $1.538017       $1.563444      $1.995673      $1.879911
December 31, 1989
    Purchase Units in Force........................    23,982,977       40,618,028      68,361,149      6,710,808      11,155,035
    Purchase Unit Value............................     $2.189419        $1.712671       $1.618165      $2.228459      $1.762208

---------------

 *  The Asset Allocation Fund was formerly known as the Timed Opportunity Fund.

(1) Effective with the merger of Quality Growth Fund into Stock Index Fund on May 1, 1992, Quality Growth Division 9 was merged into Stock Index Division
    10. The merger of Divisions was accomplished by an exchange of units of Quality Growth Division 9 for units of Stock Index Division 10 of equivalent value as calculated at the close of business on April 30, 1992.

(2) Effective October 1, 1991, the Fund underlying this Division changed its name from the Capital Accumulation Fund to the MidCap Index Fund and amended its investment objective, investment program and investment restrictions accordingly. Selected Purchase Unit Data prior to October 1, 1991 reflects investment experience prior to these changes.

Financial statements of VALIC Separate Account A are included in the Statement of Additional Information, which is available upon request. Purchase Units shown are for a Purchase Unit outstanding throughout the year under a representative contract of the type invested in each column shown. The unit value of each Division of VALIC Separate Account A will not be the same on any given day as the net asset value per share of the underlying Fund in which that Division invests. This is because each unit value consists of the underlying share's net asset value minus the charges to VALIC Separate Account A. In addition, dividends declared by the underlying Fund are reinvested by the Division in additional shares. These distributions have the effect of reducing the value of each share of the Fund and increasing the number of Fund shares outstanding. However, the total cash value in VALIC Separate Account A does not change as a result of such distributions.

GENERAL INFORMATION
--------------------------------------------------------------------------------

ABOUT THE CONTRACTS

The Contracts were developed to help you save money for your retirement. They offer you a combination of fixed and variable investment options that you can invest in to help you reach your retirement savings goals. Your contributions to the Contracts can come from different sources, like payroll deductions or money transfers. Your retirement savings process with the Contracts will involve two stages: the Purchase Period; and the Payout Period. The first is when you make contributions into the Contracts called "Purchase Payments." The second, is when you receive your retirement payouts. For more information, see "Purchase Period" and "Payout Period" in this prospectus.

You may choose, depending upon your retirement savings goals, your personal risk tolerances, and your retirement plan, to invest in the Fixed Account Option and/or the Variable Account Options described in this prospectus. When you decide to retire, or otherwise withdraw your money, you can select from a wide array of payout options including both fixed and variable payments. In addition, this prospectus will describe for you all fees and charges that may apply to your participation in the Contracts.

ABOUT VALIC

We were originally organized on December 21, 1955 as The Variable Annuity Life Insurance Company of America, located in Washington, D.C. We re-organized in the State of Texas on August 20, 1968, as the Variable Annuity Life Insurance Company. Our main business is issuing and offering fixed and variable retirement annuity contracts, like the Contracts. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have Regional Offices throughout the United States. The addresses for these offices are given in the back of this prospectus.

VALIC is a member of the American General Corporation group of companies. Members of the American General Corporation group of companies operate in each of the 50 states, the District of Columbia, and Canada and collectively provide financial services with activities heavily weighted toward insurance.

VALIC is a member of the Insurance Marketplace Standards Association (IMSA). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. VALIC's membership in IMSA applies to VALIC only and not its products or affiliates.

ABOUT VALIC SEPARATE ACCOUNT A

When you direct money to the Contracts' Variable Account Options, you will be sending that money through VALIC's Separate Account A. You do not invest directly in the Mutual Funds made available in the Contracts. VALIC's Separate Account A invests in the Mutual Funds on behalf of your account. VALIC Separate Account A is made up of what we call "Divisions." Five Divisions are available and represent the Variable Account Options in the Contracts. Each of these Divisions invests in a different Mutual Fund made available through the Contracts. For example, Division Ten represents and invests in the Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.

VALIC established Separate Account A on July
25, 1979 under Texas insurance law to allow you to be able to invest in a number of Variable Account Options available in the Contracts. VALIC Separate Account A is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("Act"). Units of interest in VALIC Separate Account A are registered as securities under the Securities Act of 1933.

VALIC Separate Account A is administered and accounted for as part of VALIC's business operations. However, the income, capital gains or capital losses, whether or not realized, of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of the Contracts, VALIC Separate Account A may not be charged with the liabilities of any other VALIC operation. As stated in the Contracts, the Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to a Contract be held exclusively for the benefit of the contract owner, participants, annuitants, and beneficiaries of that Contract. When we discuss performance information in this prospectus, we mean the performance of a VALIC Separate Account A Division.

UNITS OF INTERESTS

Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day's performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.

DISTRIBUTION OF THE CONTRACTS

A.G. Distributors, Inc. ("A.G. Distributors") an affiliate of VALIC, acts as VALIC's Separate Account A distributor.

The Company will pay the licensed agents who sell the Contracts a commission. Currently, the commission paid by the Company will range up to 6.0% of each Purchase Payment. In addition, the Company will pay managers who supervise the agents overriding commissions ranging up to 1% of each Purchase Payment. These various commissions are paid by the Company and do not result in any charge to Contract Owners or to the Separate Account.

All inquiries regarding
THE CONTRACTS may be
directed to your VALIC
Regional Office at the
address shown in the
back of this prospectus.

MUTUAL FUND OR FUND --
the investment portfolio(s)
of a registered open-end
management investment
company, which serves as
the underlying investment
vehicle for each Division
represented in VALIC
Separate Account A.

For more information about
VALIC, see the Statement
of Additional Information.

A.G. DISTRIBUTORS -- our address is
2929 Allen Parkway,
Houston, Texas 77019.

VARIABLE ACCOUNT OPTIONS
--------------------------------------------------------------------------------

The Contracts enable you to participate in Divisions that represent five Variable Account Options. You may not according to your retirement program be able to invest in all five Variable Account Options described in this prospectus. Certain additional limitations may also apply. See "About VALIC Separate Account A" in this prospectus.

Each individual Division represents and invests, through VALIC's Separate Account A, in a specific portfolio of AGSPC. AGSPC serves as the investment vehicle for the Contracts.

AGSPC is registered as a diversified open-end, management investment company and is regulated under the Act. For complete information about each Mutual Fund option, including charges and expenses, you should refer to the prospectus of AGSPC. Additional copies are available from VALIC or you may contact your VALIC Regional Office at the address shown in the back of this prospectus.

SUMMARY OF FUNDS

A brief summary of the investment objectives of each Mutual Fund is shown below. In addition to the investment objectives, the Account Value of an assumed $10,000 investment in each of the Divisions is shown in both table and graph form as well as the Standard Average Annual Total Return for each Division for a 1, 3, 5 and 10 year period if available. The performance information in the tables and graphs will reflect a deduction for separate account fees (mortality and expense risk fees and underlying fund charges). They will not reflect any deduction for account maintenance fees, surrender charges and premium taxes. These charges would further reduce your return. The Account Values shown in the graphs reflect Separate Account performance based on the performance of the underlying Fund for the last 10 fiscal years or, since inception of the underlying Fund if for less than 10 years. The returns shown in the tables reflect for the AGSPC Funds actual historical performance of the related Separate Account Divisions. Investment return and principal value will fluctuate with market conditions, and for foreign investments, currencies and the economic and political climates of the countries where investments are made. Past performance cannot predict or guarantee future results.

The Standard Average Annual Total Return figures show the average percentage change in the value of an investment in a Division from the beginning to the end of the historical periods shown below. The results shown are after all charges and fees have been applied against the Division. This will include account maintenance fees and surrender charges that would have been deducted if you surrendered the Contracts at the end of the specified period. Premium taxes are not deducted. This information is calculated for each Division based on how an initial investment of $1,000 performed at the end of the specified periods shown. For more information about how these returns were calculated including a statement of the charges reflected and tables showing historical performance information see "How to Review Investment Performance of Separate Account Divisions" in this prospectus.

VARIABLE ACCOUNT
OPTIONS -- investment
options that correspond
to Separate Account
Divisions offered by
the Contracts.
Investment returns on
Variable Account
Options may be positive
or negative depending on
the investment
performance of the
underlying Mutual Fund.

AGSPC ASSET ALLOCATION FUND*
(Division 5)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks maximum aggregate rate of return over the long-term through controlled investment risk by adjusting its investment mix among stocks, long-term debt securities and short-term money market securities.

Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             11,581
        12/31/90             11,189
        12/31/91             13,442
        12/31/92             13,212
        12/31/93             14,294
        12/31/94             13,967
        12/31/95             17,255
        12/31/96             18,979
        12/31/97             23,040
        12/31/98             26,999

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE JANUARY 1, 1989

                                    [CHART]

                            PERIOD ENDED DECEMBER 31

AGSPC CAPITAL CONSERVATION FUND**
(Division 1)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks the highest possible total return consistent with preservation of capital through current income and capital gains on investments in intermediate and long-term debt instruments and other income producing securities.

Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89              8,701
        12/31/90              7,792
        12/31/91              9,544
        12/31/92             10,263
        12/31/93             11,378
        12/31/94             10,578
        12/31/95             12,645
        12/31/96             12,739
        12/31/97             13,690
        12/31/98             14,549

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE JANUARY 1, 1989

                                    [CHART]

                            PERIOD ENDED DECEMBER 31

 * The AGSPC Asset Allocation Fund Division 5 was formerly known as the Timed Opportunity Fund. The Standard Average Annual Total Return for the Division for the 1, 3, 5 and 10 year period was 12.14%, 14.81%, 13.53% and 10.41%, respectively. The Division commenced operations on September 6, 1983.

** The Standard Average Annual Total Return for the AGSPC Capital Conservation Fund Division 7 for the 1, 3, 5 and 10 year period was 1.46%, 3.21%, 5.00% and 3.78%, respectively. The Division commenced operations on February 11, 1982.

AGSPC MIDCAP INDEX FUND*
(Division 4)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide growth of capital through investments primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the Standard & Poor's MidCap 400(R) Index**.

Annual Value of a $10,000
 Stipulated Payment made
     October 1, 1991        $ Value
-------------------------   -------
        10/01/91            $10,000
        12/31/91             11,163
        12/31/92             12,143
        12/31/93             13,574
        12/31/94             12,936
        12/31/95             16,718
        12/31/96             19,661
        12/31/97             25,648
        12/31/98             30,214

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 1, 1991

                                    [CHART]

                            PERIOD ENDED DECEMBER 31
AGSPC MONEY MARKET FUND***
(Division 2)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks liquidity, protection of capital and current income through investments in short-term money market instruments.

Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             10,790
        12/31/90             11,510
        12/31/91             12,020
        12/31/92             12,287
        12/31/93             12,491
        12/31/94             12,836
        12/31/95             13,413
        12/31/96             13,944
        12/31/97             14,518
        12/31/98             15,115

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE JANUARY 1, 1989

                                    [CHART]

                            PERIOD ENDED DECEMBER 31

  * The Standard Average Annual Total Return for the AGSPC MidCap Index Fund Division 4 for the 1, 3, and 5 year period and since inception was 12.76%, 20.64%, 17.32% and 16.45%, respectively. The Division commenced operations on October 13, 1982 as the Capital Accumulation Fund. On October 1, 1991, the Fund underlying the AGSPC MidCap Index Fund Division changed its name from the Capital Accumulation Fund to the MidCap Index Fund and amended its investment objective, investment program and investment restrictions accordingly. The performance figures for the AGSPC MidCap Index Division reflect the performance of the MidCap Index Fund since October 1, 1991.

 ** "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)" and "S&P MidCap 400" are trademarks of Standard and Poor's ("S&P"). AGSPC MidCap Index Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in this Fund.

*** The Standard Average Annual Total Return for the AGSPC Money Market Fund Division 6 for the 1, 3, 5 and 10 year period was (0.61)%, 2.46%, 3.85% and 4.19%, respectively. The Division commenced operations on February 4, 1982.

AGSPC STOCK
INDEX FUND*
(Division 10)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term capital growth through investment in common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the Standard & Poor's 500 Stock Index(R)**.

Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             12,766
        12/31/90             12,229
        12/31/91             16,015
        12/31/92             16,434
        12/31/93             17,877
        12/31/94             17,823
        12/31/95             24,227
        12/31/96             29,440
        12/31/97             38,791
        12/31/98             49,315

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE JANUARY 1, 1989

                                    [CHART]

                            PERIOD ENDED DECEMBER 31

 * The Standard Average Annual Total Return for the AGSPC Stock Index Fund Division 10 for the 1, 3, 5 and 10 year period was 22.09%, 25.65%, 22.47% and 17.27%, respectively. The Division commenced operations on July 28, 1982.

** "Standard & Poor's(R)", "S&P(R)" and "S&P 500(R)" are trademarks of Standard and Poor's ("S&P"). The AGSPC Stock Index Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in this Fund.

PURCHASE PERIOD
--------------------------------------------------------------------------------

The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. The Purchase Period can also end when an account is surrendered before the Payout Period. The amount, number, and frequency of your Purchase Payments is determined by the retirement plan for which your Contract was purchased.

PURCHASE PAYMENTS

You may establish an account only through a VALIC representative. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. Your employer is usually responsible for remitting Purchase Payments to us. The employer is responsible for furnishing instructions to us as to the amount being applied to your account.

Minimum initial and subsequent Purchase Payments are as follows:

                          Initial   Subsequent
     Contract Type        Payment    Payment
------------------------  -------   ----------
Periodic Payment          $   30       $30
Single Payment            $1,000       -0-

Periodic Payment minimums apply to each Periodic Payment made. In the case of a Periodic Payment, the amount of each Purchase Payment allocated to each of the Variable Account Options and the Fixed Account Option must be at least $30. The Single Payment minimum applies to each of your Contracts.

Purchase Payments are received in VALIC's Home Office. When an initial Purchase Payment is accompanied by an application, within 2 business days we will:

- Accept the Application -- and issue a Contract. We will also establish your account and apply your Purchase Payment by crediting the amount to the Fixed Account Option or Variable Account Option selected;

- Reject the Application -- and return the Purchase Payment; or

- Request Additional Information -- to correct or complete the application. In the case of an individual variable annuity contract, we will return the Purchase Payments within 5 business days if the requested information is not provided, unless you otherwise so specify.

If we receive Purchase Payments from your employer before we receive your completed application or enrollment form, we will not be able to establish a permanent account for you. Under those circumstances, we will take one of the following actions:

Return Purchase Payments. If we do not have your name, address or social security number, we will return the Purchase Payment to your employer unless this information is immediately provided to us.

Employer-Directed Account. If we have your name, address and social security number and we have an Employer-Directed Account Agreement from your employer, generally we will deposit your Purchase Payment in an "Employer-Directed" account invested in the Money Market Division option. You may not transfer these amounts until VALIC has received a completed application or enrollment form.

Starter Account. If we have your name, address and social security number, but we do not have an Employer-Directed Account Agreement from your employer, we will deposit your Purchase Payment in a "starter" account invested in the Money Market Division. We will send you follow-up letters requesting the information necessary to complete the application, including your allocation instructions. Unless a completed application or enrollment form is received by us within 105 days of establishment of your starter account, the account balance, including earnings, will be returned to your employer. We are not responsible for any adverse tax consequences to you that may result from the return of your employer's contributions.

PURCHASE UNITS

A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Units apply only to the Variable Account Options selected for your account. Purchase Unit values are calculated at the close of regular trading of the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. New York time (see Calculation of Purchase Unit Value below for more information.) Purchase Units will be credited the same business day if Purchase Payments are received by our Home Office before the close of the Exchange. If not, they will be calculated and credited the next business day. Purchase Unit values will vary depending on the net investment results of each of the Variable Account Options. This means the value of your Variable Account Option will fluctuate.

CALCULATION OF PURCHASE UNIT VALUE

The Purchase Unit Value for a Division is calculated as shown below:
Step 1: Calculate the gross investment rate:

  Gross Investment Rate
= (EQUALS)
  The Division's investment income and capital gains and losses (whether realized or unrealized) on that day from the assets attributable to the Division.
/ (DIVIDED BY)
  The value of the Division for the immediately preceding day on which the values are calculated.

PURCHASE PAYMENTS -- an
amount of money you pay to
VALIC to receive the benefits
of an annuity Contract offered
by the Contracts.

PURCHASE UNIT -- a
measuring unit used to
calculate your Account Value
during the Purchase Period.
The value of a Purchase Unit
will vary with the investment
experience of the Separate
Account Division you have
selected.

For more information as to
how PURCHASE UNIT VALUES
are calculated, see the
Statement of Additional
Information.

--------------------------------------------------------------------------------

We calculate the gross investment rate as of 4:00 p.m. New York time on each business day when the Exchange is open.
Step 2: Calculate net investment rate for any day as follows:

  Net Investment Rate
= (EQUALS)
  Gross Investment Rate (calculated in Step 1)
- (MINUS)
  Separate Account charges and any income tax charges.

Step 3: Determine Purchase Unit Value for that day.

  Purchase Unit Value for that day.
= (EQUALS)
  Purchase Unit Value for immediate preceding day.
X (MULTIPLIED BY)
  Net Investment Rate (as calculated in Step 2) plus 1.00.

CHOOSING INVESTMENT OPTIONS
There are 6 investment options offered in the Contracts. This includes the Fixed Account Option and 5 Variable Account Options. The Funds that underlie the Variable Account Options are registered as separate portfolios of AGSPC. AGSPC is registered as an investment company under the Act and is subject to regulation of the Act. The Fixed Account Option is not subject to regulation under the Act and interests in the Fixed Account Option are not required to be registered under the Securities Act of 1933. As a result, the SEC has not reviewed data in this prospectus that relates to the Fixed Account Option. However, federal securities law does require such data to be accurate and complete.

FIXED ACCOUNT OPTION

The Fixed Account Option is part of the Company's general assets. You may allocate all or a portion of your Purchase Payment to the Fixed Account Option. Purchase Payments you allocate to the Fixed Account Option are guaranteed to earn at least a minimum rate of interest. Interest is paid on the Fixed Account Option at declared rates. We bear the entire investment risk for the Fixed Account Option. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company's general assets.
Here is how you may calculate the value of your Fixed Account Option during the Purchase Period:

  Value of Your Fixed Account Option
= (EQUALS)
  All Purchase Payments made to the Fixed Account Option
+ (PLUS)
  Amounts transferred from Variable Account Options to the Fixed
  Account Option
+ (PLUS)
  All interest earned
- (MINUS)
  Amounts transferred or withdrawn from Fixed Account Option
  (including applicable fees and charges)

VARIABLE ACCOUNT OPTIONS

You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus as permitted by your retirement program. As noted elsewhere in the prospectus, you will not be permitted to select from more than 3 investment options. A complete discussion of each of the Variable Account Options may be found in the "Variable Account Options" section in this prospectus. Based upon a Variable Account Option's Purchase Unit Value your account will be credited with the applicable number of Purchase Units. The Purchase Unit Value of each Variable Account Option will change daily depending upon the investment performance of the underlying fund (which may be positive or negative) and the deduction of VALIC Separate Account A charges. See the "Fees and Charges" section in this prospectus. Because Purchase Unit Values change daily, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.
Here is how to calculate the value of each Variable Account Option in your account during the Purchase Period:

  Value of Your Variable Account Option
= (EQUALS)
  Total Number of Purchase Units
X (MULTIPLIED BY)
  Current Purchase Unit Value

STOPPING PURCHASE PAYMENTS

Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time before your account has been surrendered. While no Purchase Payments are being made, the number of Purchase Units outstanding will remain the same. (This is assuming no transfers or withdrawals are made.) The value of the Purchase Units will continue to vary. Your Account Value will continue to be subject to charges.

In the case of an individual contract, if both your Account Value and Purchase Payments (less any withdrawals) falls below $300, and you do not make any Purchase Payments for two years from the date we established your account, we may close the account and pay the Account Value (less any surrender charge) to you. In the case of a group contract, if your Account Value (less any withdrawals) falls below $300, we may close the account and pay the Account Value (less any surrender charge) to you. Any such account closures will be subject to applicable distribution restrictions under the contract and/or under your employer's plan.

TRANSFERS BETWEEN INVESTMENT OPTIONS
--------------------------------------------------------------------------------

You may transfer all or part of your Account Value between the various Fixed Account and Variable Account Options in your Contract without a charge. Transfer instructions may be made either in writing or by telephone as discussed below. Transfers may be made during the Purchase Period or during the Payout Period. We reserve the right to limit transfers as discussed below. Your employer's plan may also limit your rights to transfer.

DURING THE PURCHASE PERIOD

During the Purchase Period, transfers may be made between your Contract's Fixed Account Option and Variable Account Options.

We currently permit transfers between Variable Account Options or from Variable Account Options to the Fixed Account Option once every 30 days.

Transfers are also permitted from the Fixed Account Option subject to a 90-day holding period for transfers previously made from the Variable Account Option.

DURING THE PAYOUT PERIOD

During the Payout Period, transfers may be made between your Contract's investment options subject to the following limitations:

                      OPTION                             OTHER
ACCOUNT OPTION         VALUE         FREQUENCY       RESTRICTIONS
--------------     -------------     ----------   -------------------
Variable:           Up to 100%       Once every          None
                                      365 days
COMBINATION        Up to 100% of     Once every          None
 FIXED AND           money in         365 days
 VARIABLE            variable
  PAYOUT:          option payout
Fixed:             Not permitted         --               --

COMMUNICATING TRANSFER OR
REALLOCATION INSTRUCTIONS

A written instruction to transfer or reallocate all or part of your Account Value between the various investment options in your Contract, should be sent to VALIC's Home Office.

Instructions for transfers or reallocations may be made by calling 1-800-621-7792. Telephone transfers will be allowed unless we have been notified not to accept such telephone instructions. In this event, we must receive written instructions, in order to permit future telephone transfers to be made. Before a transfer will be made by telephone, you must give us the requested identifying information concerning your account(s).

Unless we have been instructed not to accept requests for telephone transfers, anyone may effect a telephone transfer if they furnish the requested information. You will bear any loss resulting from such instructions, whether the caller was specifically authorized by you or not.

No one that we employ or that represents VALIC may give telephone instructions on your behalf without VALIC's prior written permission. (This does not apply to a contract with the immediate family of an employee or representative of VALIC).

We will send you a confirmation of the completed transfer within 5 days from the date of your instruction. When you receive your confirmation, it is your duty to verify the information shown, and advise us of any errors within one business day.

You will bear the risk of loss arising from instructions received by telephone. We are not responsible for the authenticity of such instructions. Any telephone instructions which we reasonably believe to be genuine will be your responsibility. This includes losses from errors in communication. Telephone transfer instruction may not be made during the Payout Period. We reserve the right to stop telephone transfers at any time.

EFFECTIVE DATE OF TRANSFER

The effective date of a transfer will be:

- The date of receipt, if received in our Home Office before the close of regular trading of the Exchange on a day values are calculated; (Normally, this will be 4:00 P.M. New York time); otherwise

- The next date values are calculated.

ACCOUNT VALUE -- the total
sum of your Fixed Account
and/or Variable Account
Options that have not yet
been applied to your Payout
Payments.

PURCHASE PERIOD -- the time
between your first Purchase
Payment and your Payout
Period (or surrender).

HOME OFFICE -- our
principal office at 2929 Allen
Parkway, Houston, Texas
77019.

PAYOUT PERIOD -- the time
that starts when you begin to
withdraw your money in a
steady stream of payments.

FEES AND CHARGES
--------------------------------------------------------------------------------

By investing in the Contracts, you may be subject to six basic types of fees and charges:

- Account Maintenance Fee
- Surrender Charge
- Premium Tax Charge
- Separate Account Charges
- Fund Annual Expense Charge
- Other Tax Charges

These fees and charges are explained below. For additional information about these fees and charges, see the Fee Table in this prospectus.

ACCOUNT MAINTENANCE FEE

An account maintenance fee of $30.00 will be deducted on the last day of each calendar quarter following receipt of the first purchase payment and annually on that date after that. We will sell Purchase Units from your Account to pay the account maintenance fee. The fee will be assessed equally among the Variable Account Options and the Fixed Account Option that make up your Account Value.

The account maintenance fee is to reimburse the Company for our administrative expenses. This includes the expense for establishing and maintaining the record keeping for your Contract. We do not expect that the amount of fees we receive will be greater than our expenses.

The amount of the account maintenance fee may be reduced or waived if the Contracts are issued to certain types of plans which are expected to result in lower costs to VALIC. To learn more about how we determine if account maintenance fees may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee and Surrender Charge" section in this prospectus. If you have two or more accounts established under the same group contract, we may agree to deduct an account maintenance fee from only one account.

No account maintenance fee will be assessed during the Payout Period.

SURRENDER CHARGE

When you withdraw money from your account, you may be subject to a surrender charge that will be deducted from the amount withdrawn. For information about your right to surrender, see "Surrender of Account Value" in this prospectus.

It is assumed that the most recent Purchase Payments are withdrawn first. No surrender charge will be applied unless an amount is actually withdrawn. We consider all Purchase Payments to be withdrawn before earnings are withdrawn.

Amounts exchanged from other contracts issued by the Company may or may not be subject to a surrender charge. After exchange, it is assumed that any new Purchase Payments are withdrawn before the exchanged amount. For more information, see "Exchange Privilege" in the Statement of Additional Information.

Amount of Surrender Charge

A surrender charge is equal to five percent (5%) of the amount of all Purchase Payments received during the past 36 months.

10% Free Withdrawal

In any Participant Year, the first withdrawal of up to 10% of the Account Value will not be subject to a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit or to any subsequent withdrawals in that year. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value just prior to the withdrawal.

These 10% withdrawals without charge do not reduce Purchase Payments for the purpose of computing the surrender charge. If a surrender charge is applied to all or part of a Purchase Payment, no surrender charge will be applied to such Purchase Payment (or portion thereof) again.

Exceptions to Surrender Charge

No surrender charge will be applied:

- To money applied to provide a Payout Option;
- To death benefits;
- If no Purchase Payments have been received during the 36 months prior to the date of surrender; or
- If you are at least 55 years old, are no longer employed by the employer that established the plan, and your account under the plan was established at least 5 years prior to the date of surrender (applicable to qualified contracts only).

The surrender charge may be reduced or waived if a Contract is issued to certain types of plans or similar arrangements which are expected to result in lower costs to VALIC. To learn more about how we determine if a surrender charge may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee and Surrender Charge" section in this prospectus.

PREMIUM TAX CHARGE

Taxes on Purchase Payments are imposed by some states, cities, and towns. The rate will range from zero to 3 1/2%.

If the law of a state, city, or town requires premium taxes to be paid when Purchase Payments are made, we will, of course, comply. Otherwise, such tax will be deducted from the Payout Value when annuity payments are to begin.

PARTICIPANT YEAR -- the first
twelve month period and
then each yearly anniversary
of that period following the
issue date of the contract or
certificate.

--------------------------------------------------------------------------------

If we deduct an amount for premium taxes, but later find the tax was not due, we will:

- Adjust the amount deducted in error to reflect investment experience from the date of the deduction to the date we determined the tax was not due; and
- Apply the excess amount, as adjusted, to increase the number of Pay-in or Payout Units.

SEPARATE ACCOUNT CHARGES

There will be a mortality and expense risk fee applied to VALIC Separate Account
A. This is a daily charge at an annualized rate of 1.00% on the average daily net asset value of VALIC Separate Account A. This charge is guaranteed and cannot be increased by the Company. The mortality and expense risk fee is to compensate the Company for assuming mortality and expense risks under the Contracts. The mortality risk that the Company assumes is the obligation to provide payments during the Payout Period for your life no matter how long that might be. In addition, the Company assumes the obligation to pay during the Purchase Period a death benefit which may be higher than your Account Value. For more information about the death benefit see the "Death Benefit" section of this prospectus. The expense risk is our obligation to cover the cost of issuing and administering the Contracts, no matter how large the cost may be.

The Company may make a profit on the mortality and expense risk fee.

For more information about the mortality and expense risk fee, see the Fee Table in this prospectus.

FUND ANNUAL EXPENSE CHARGES

Investment management charges based on a percentage of each Fund's average daily net assets are payable by each Fund. Depending on the Variable Account Option selected, the charges will be paid by each Fund to its investment adviser. These charges and other Fund charges and expenses are fully described in the prospectuses for AGSPC. These charges indirectly cost you because they lower your return.

OTHER TAX CHARGES

We reserve the right to charge for certain taxes (other than premium taxes) that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.

REDUCTION OR WAIVER OF ACCOUNT
MAINTENANCE FEE AND SURRENDER CHARGE

We may, as described below, determine that the account maintenance fee and surrender charges for the Contracts may be reduced or waived. We may reduce or waive these fees and charges if we determine that your retirement program will allow us to reduce or eliminate administrative or sales expenses that we usually incur for such programs and arrangements. There are a number of factors we will review in determining whether your retirement program will allow us to reduce or eliminate these administrative or sales expenses:

- The type of retirement program.
  Certain types of retirement programs because of their stability can result in lower administrative costs.
- The nature of your retirement program.
  Certain types of retirement programs, due to the types of employees who participate, experience fewer account surrenders thus reducing administrative costs.
- Other factors of which we are not presently aware which could reduce administrative costs.
  We review the following additional factors to determine whether we can reduce or waive account maintenance fees:
- The frequency of Purchase Payments for your retirement program. Purchase Payments received no more than once a year can reduce administrative costs.
- The administrative tasks performed by your employer for your retirement program.
  The employer sponsoring your retirement program can, through their method of remitting Purchase Payments, reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive surrender charges:

- The size of your retirement program.
  A retirement program which involves a larger group of employees may allow us to reduce sales expenses.
- The total amount of Purchase Payments to be received for your retirement program.
  Larger Purchase Payments can reduce sales expenses.
- The use of mass enrollment or related administrative tasks performed by your employer for your retirement program.
  We will only do this if permitted by this Contract and by VALIC guidelines in effect at the time. In no event will the reduction or waiver of fees and charges be permitted where the reduction or waiver will unfairly discriminate against any person.

PAYOUT PERIOD
--------------------------------------------------------------------------------

The Payout Period (Annuity Period) begins when you decide to retire or otherwise withdraw your money in a steady stream of payments. If your employer's plan permits, you may apply any portion of your Account Value to one of the types of Payout Options listed below. You may choose to have your Payout Option on either a fixed, a variable, or a combination payout basis. When you choose to have your Payout Option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones.

FIXED PAYOUT

Under Fixed Payout, you will receive monthly payments from the Company. These payments are fixed and guaranteed by the Company. The amount of these payments will depend on:

  - Type and duration of Payout Option chosen;

  - Your age or your age and the age of your survivor(1);

  - Your sex or your sex and the sex of your survivor(1) (IRA's and certain nonqualified contracts);

  - The portion of your Account Value being applied; and

  - The payout rate being applied and the frequency of the payments.

(1) This applies only to joint and survivor payouts.

If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.

VARIABLE PAYOUT

With a Variable Payout, you may select from your existing Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit Value is calculated just like the Purchase Unit Value for each Variable Account Option except that the Payout Unit Value includes a factor for the Assumed Investment Rate you select. For additional information on how Payout Payments and Payout Unit Values are calculated, see the Statement of Additional Information.

In determining your first Payout Payment, an Assumed Investment Rate of 3 1/2% is used (unless you select a higher rate as allowed by state law.) If the net investment experience of the Variable Account Option exceeds your Assumed Investment Rate, your next payment will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your Assumed Investment Rate, your next payment will be less than your first payment.

COMBINATION FIXED AND VARIABLE
PAYOUT

With a Combination Fixed and Variable Payout, you may choose:

  - From your existing Variable Account Options (payments will vary); with

  - The Fixed Account Option (payment is fixed and guaranteed).

Up to 3 Variable Account Options may be chosen, or up to 2 Variable Account Options if the Fixed Account Option is chosen.

PAYOUT DATE

The Payout Date is the date selected by you on which your payout (annuity) payments will start. The date selected must be the first of any month provided 30 days advance notice has been given to VALIC. Your account will be valued ten days prior to the end of the month preceding the Payout Date. A request to start payments must be sent to our Home Office on a form approved by VALIC. Generally, for qualified contracts, the Payout Date may begin when you attain age 59 1/2 or separate from service, but must begin no later than April 1 following the calendar year you reach age 70 1/2 or the calendar year in which you retire. For nonqualified contracts, the Payout Date may begin after the annuitant's 50th birthday but prior to the Annuitant's 75th birthday. For additional information on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans or simplified employee plans ("SEPs"), see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

PAYOUT OPTIONS

You may specify the manner in which your Payout Payments are made. You may select one of the following options:

  - LIFE ONLY -- payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the beneficiary. For example, it would be possible under this option for the Annuitant to receive only one payout payment if he died prior to the date of the second payment, two if he died before the third payment.

PAYOUT UNIT -- a measuring
unit used to calculate Payout
Payments from your Variable
Account Option. Payout Unit
values will vary with the
investment experience of the
VALIC Separate Account A
Division you have selected.

ASSUMED INVESTMENT
RATE -- the rate used to
determine your first monthly
Payout Payment per
thousand dollars of Account
Value in your Variable
Account Option(s).

--------------------------------------------------------------------------------

   - LIFE WITH GUARANTEED PERIOD -- payments are made to you during your lifetime; but if you die before the guaranteed period has expired, your beneficiary will receive payments for the rest of your guaranteed period.

   - LIFE WITH CASH OR UNIT REFUND -- payments are made to you during your lifetime. Upon your death, your beneficiary will receive a lump sum payment equal to the remaining Annuity Value.

   - JOINT AND SURVIVOR LIFE -- payments are made to you during the joint lifetime of you and your beneficiary. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at death of the last survivor. For example, it would be possible under this option for the Joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the Joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment.

   - PAYMENT FOR A DESIGNATED PERIOD -- payments are made to you for a select number of years between three and fifteen. Upon your death, payments will continue to your beneficiary until the designated period is completed. The Annuitant may elect during the payout period to receive a lump sum payment equal to the remaining Annuity Value.

Each Payout Option, except Payment for a Designated Period, is available as a Fixed and Variable Payout. Payment for a Designated Period is available as a Fixed Payout Option only.

You may elect a different Payout Option if we agree.

ENHANCEMENTS TO PAYOUT OPTIONS

You may be able to select enhancements to the Payout Options described above. These enhancements include partial annuitization, flexible payments of varying amounts and inflation protection payments. Additionally, certain options may be available with a one to twenty year guaranteed period. The Joint and Survivor Life Option may be available with a one to twenty year guaranteed period option. Not all of the enhancements are available under each option.

PAYOUT INFORMATION

Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. Any one of the Variable Account Options may result in your receiving unequal payments during your life expectancy. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences, in the form of an excise tax, if you do not meet an exception under federal tax law. See "Federal Tax Matters" in this prospectus.

Your Payment Option should be selected at least 30 days before your Payout Date. If such selection is not made:

  - Payments will be made under the Life with Guaranteed Period Option,

  - The payments will be guaranteed for a 10 year period,

  - The payments will be based on the allocation used for your Purchase
    Payments,

  - The Fixed Account Option will be used to distribute payments to you on a Fixed Payout basis, and

  - Variable Account Options will be used to distribute payments to you on a Variable Payout basis.

Your first Payout Payment must total at least $25.

Under certain retirement plans, federal pension law may require that payments be made under the Joint and Survivor Life Payout Option.

Most Payout Payments are made monthly. If the amount of your payment is less than $25, we reserve the right to reduce the number of payments made each year so each of your payments are at least $25, subject to any limitations under the contract or the plan. Also, if your annual payment is less than $100, we reserve the right to make a lump sum payment of the remaining annuity value.

For more information about
PAYOUT OPTIONS OR
ENHANCEMENTS of those
Payout Options available
under the Contract,
see the "Statement of
Additional Information".

SURRENDER OF ACCOUNT VALUE
--------------------------------------------------------------------------------

WHEN SURRENDERS ARE ALLOWED

You may withdraw all or part of your Account Value at any time before the Payout Period begins if:

  - allowed under federal and state law; and

  - allowed under your employer's plan.

For an explanation of charges that may apply if you surrender your Account Value, see "Fees and Charges" in this prospectus.

AMOUNT THAT MAY BE SURRENDERED

The amount that may be surrendered at any time can be determined as follows:

                                               Your
                                              Account
       Allowed                               Value(1)
      Surrender                              - (MINUS)
        Value             = (EQUALS)            Any
                                            Applicable
                                             Surrender
                                              Charge

  (1) Equals the Account Value next computed after your properly completed request for surrender is received in our Home Office.

There is no guarantee that the Surrender Value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us.

We will mail to you the Surrender Value within 7 calendar days after we receive your properly completed surrender request at our Home Office. However, we may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See your current AGSPC prospectus for a discussion of the reasons why the redemption of shares may be suspended or postponed.

We may defer payment of the Surrender Value in the Fixed Account Options for up to 6 months. Interest will be paid on such amounts if payment of Fixed Account Option Surrender Value is deferred for 30 calendar days or more.

We may receive a surrender for a Purchase Payment which has not cleared the banking system. We may delay payment of that portion of your Surrender Value until the check clears. The rest of the Surrender Value will be processed as usual.

SURRENDER RESTRICTIONS

Generally, Internal Revenue Code Section 403(b)(11) permits total or partial distributions from a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age 59 1/2, separation from service, death or disability.

Under the TEXAS STATE OPTIONAL RETIREMENT PROGRAM, and in many Section 403(b) contracts, no surrender or partial surrender will be allowed except for termination of employment, retirement or death.

Under the FLORIDA STATE OPTIONAL RETIREMENT PROGRAM, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except for termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:

  - death benefits; and

  - certain small amounts approved by the State of Florida.

Under the LOUISIANA OPTIONAL RETIREMENT PLAN retirement benefits must be paid in the form of a lifetime income, and except for death benefits, single sum surrenders and partial surrenders out of the plan are not permitted.

Other employer-sponsored plans may also impose restrictions on the timing and form of surrenders from the contract.

PARTIAL SURRENDERS

You may request a partial surrender of your Account Value at any time, subject to any applicable surrender restrictions. A partial surrender plus any surrender charge will reduce your Account Value. Partial surrenders will be paid from the Fixed Account Options and Variable Account Options for the payment of Account Value.

The reduction in the number of Purchase Units credited to your Account Value will equal:

     The amount                            Your Purchase
     surrendered                            Units next
      + (PLUS)                            computed after
    Any Surrender    / (DIVIDED BY)        the written
      Charge                               request for
                                           surrender is
                                          received at our
                                            Home Office

DEATH BENEFITS
--------------------------------------------------------------------------------

The Contracts will pay death benefits during either the Purchase Period or the Payout Period. How these death benefits will be paid are discussed below. The death benefit provisions in the Contracts may vary from state to state.

BENEFICIARY INFORMATION

The Beneficiary may receive death benefits:

- In a lump sum; or

- In the form of an annuity under any of the Payout Options stated in the Payout Period section of this prospectus subject to the restrictions of that Payout Option.

Payment of any death benefits must be within the time limits set by federal tax law and by the plan, if any.

Beneficiaries Other Than Spouses.

If the Beneficiary is not the spouse of the Annuitant, death benefits must be paid.

- In full within 5 years after the Annuitant's death; or

- By payments beginning within 1 year after the Annuitant's death under:

- A life annuity;

- A life annuity with payments certain; or

- An annuity for a designated period not exceeding the Beneficiary's life expectancy.

If the Annuitant dies before the Annuity Date, the Beneficiary as named by you may receive the payout.

Payments certain or payments for a designated period cannot be for a greater period of time than the Beneficiary's life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under the Contract.

DURING THE PURCHASE PERIOD

If death occurs during the Purchase Period, the death benefit will be the greater of:
  Your Account Value on the Date Proof of Death is Received by VALIC

   OR

   100% of Purchase Payments (to Fixed and/or Variable Account Options)

   - (MINUS)

  Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option

DURING THE PAYOUT PERIOD

If death occurs during the Payout Period, your Beneficiary may receive a death benefit depending on the Payout Option selected. The amount of death benefits will also depend on the Payout Option that you selected. The Payout Options available in the Contracts are described in the "Payout Period" section of this prospectus.

- If the Life Only Option or Joint and Last Survivor Life Option were chosen, there will be no death benefit.

- If the Life With Guaranteed Period Option, Life with Cash or Unit Refund Option or Payment for a Designated Period Option were chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

  - Receive the present value of any remaining payments in a lump sum; or

  - Receive the remaining payments under the same terms of the option chosen by the deceased Participant and be entitled to elect anytime thereafter to receive the present value of any remaining payments in a lump sum; or

  - Receive the present value of any remaining payments applied under the Payment for a Designated Period Option for a period equal to or shorter than the period remaining. Spouse beneficiaries may be entitled to more favorable treatment under federal tax law.

BENEFICIARY -- the person
designated to receive Payout
Payments upon the death of
an Annuitant.

ANNUITANT -- the individual,
(in most cases this person is
you) to whom Payout
Payments will be paid.

CONTRACT OWNER -- either
your employer or organization
in the case of a group
contract or the Annuitant in
the case of an individual
contract. If the contract is an
individual non-qualified type,
this is generally the Annuitant
but is not required to be. Also,
a Contingent Contract
Owner may be designated.

FIXED ACCOUNT OPTION -- a
particular subaccount into
which your Purchase
Payments and Account Value
may be allocated to fixed
investment options. Currently,
the Fixed Account Option in
the Contracts is the General
Account. This option of this
type is guaranteed to earn
at least a minimum rate of
interest.

VARIABLE ACCOUNT
OPTIONS -- investment
options that correspond to
VALIC Separate Account A
Divisions offered by the
Contracts. Investment returns
on Variable Account Options
will be positive or negative
depending on the investment
performance of the
underlying mutual fund.

HOW TO REVIEW INVESTMENT PERFORMANCE
OF SEPARATE ACCOUNT DIVISIONS
--------------------------------------------------------------------------------

We will advertise information about the investment performance of VALIC Separate Account A Divisions. Our advertising of past investment performance results does not mean that future performance will be the same. The performance information will not predict what your actual investment experience will be in that Division or show past performance under an actual contract. We may also show how the Divisions rank on the basis of data compiled by independent ranking services.

TYPES OF INVESTMENT PERFORMANCE
INFORMATION ADVERTISED

We may advertise the Division's Total Return Performance information and Yield Performance information.

TOTAL RETURN PERFORMANCE INFORMATION

Total Return Performance Information is based on the overall dollar or percentage change in value of an assumed investment in a Division over a given period of time.

There are seven ways Total Return Performance Information may be advertised:

  - Standard Average Annual Total Return

  - Nonstandard Average Annual Total Return

  - Cumulative Total Return

  - Annual Change in Purchase Unit Value

  - Cumulative Change in Purchase Unit Value

  - Total Return Based on Different Investment Amounts

  - An Assumed Account Value of $10,000

Each of these is described below.

STANDARD AVERAGE ANNUAL TOTAL RETURN

Standard Average Annual Total Return shows the average percentage change in the value of an investment in the Division from the beginning to the end of a given historical period. The results shown are after all charges and fees have been applied against the Division. This will include account maintenance fees and surrender charges that would have been deducted if you surrendered the Contract at the end of each period shown. Premium taxes are not deducted. This information is calculated for each Division based on how an initial assumed payment of $1,000 performed at the end of 1, 3, 5 and 10 year periods.

The return for periods of more than one year are annualized to obtain the average annual percentage increase (or decrease) during the period. Annualization assumes that the application of a single rate of return each year during the period will produce the ending value, taking into account the effect of compounding.

NONSTANDARD AVERAGE ANNUAL TOTAL RETURN

Nonstandard Average Annual Total Return is calculated in the same manner as the Standard Average Annual Total Return. However, Nonstandard Average Annual Total Return shows only the historic investment results of the Division. Account maintenance fees, surrender charges and premium taxes are not deducted.

CUMULATIVE TOTAL RETURN

Cumulative Total Return assumes the investment in the Contracts will stay in the Division beyond the time that a surrender charge would apply. It may be calculated for 1, 3, 5 and 10 year periods. It is based on an assumed initial investment of $10,000. The Cumulative Return will be calculated without deduction of account maintenance fees, surrender charges or premium taxes.

ANNUAL CHANGE IN PURCHASE UNIT VALUE

Annual Change in Purchase Unit Value is a percentage change during a one year period. This is calculated as follows:

  - The Purchase Unit Value at the start of the year is subtracted from the Purchase Unit Value at the end of the year;

  - The difference is divided by the Purchase Unit Value at the start of the year.

Account maintenance fees, surrender charges and premium taxes are not deducted. The effect of these charges, if deducted, would reduce the Division's Annual Change in Purchase Unit Value.

DIVISIONS -- subaccounts of
VALIC Separate Account A
which represent the Variable
Account Options in the
Contracts. Each Division
invests in a different mutual
fund, each having its own
investment objective and
strategy.

PURCHASE PAYMENTS -- an
amount of money you pay to
VALIC to receive the benefits
of an annuity Contract offered
by the Contracts.

For more information on how
TOTAL RETURN PERFORMANCE
INFORMATION is calculated,
see the Statement of
Additional Information.

--------------------------------------------------------------------------------

CUMULATIVE CHANGE IN PURCHASE UNIT VALUE

Cumulative Change in Purchase Unit Value is a percentage change from the beginning to the end of a period usually greater than one year. Otherwise, it is calculated in the same way as the Annual Change in Purchase Unit Value.

TOTAL RETURN BASED ON DIFFERENT
INVESTMENT AMOUNTS

We may show total return information based on different investment amounts. For example, we may show $200 a month for 10 years, or $100 a month to age 65. Fees may or may not be included. Each performance illustration will explain the Contract charges and fees imposed on the Division.

AN ASSUMED ACCOUNT VALUE OF $10,000

We may show annual values based on an initial investment of $10,000. This will not reflect any deduction for account maintenance fees, surrender charges and premium taxes.

YIELD PERFORMANCE INFORMATION

We may advertise Yield Performance, at a given point in time. A Division's yield is one way of showing the rate of income the Division is earning as a percentage of the Division's Purchase Unit Value.

AGSPC MONEY MARKET DIVISION

We may advertise the AGSPC Money Market Division's Current Yield and Effective Yield.

The Current Yield refers to the income produced by an investment in the AGSPC Money Market Division over a given 7-day period. The Current Yield does not take into account surrender charges, account maintenance fees or premium taxes. The income produced over a 7 day period is then "annualized." This means we are assuming the amount of income produced during the 7-day period will continue to be produced each week for an entire year. The annualized amount is shown as a percentage of the investment. For the AGSPC Money Market Division the 7-day Current Yield for the last 7 days ended December 31, 1998 was 3.64%.

The Effective Yield is calculated in a manner similar to the Current Yield. But, when the yield is annualized the income earned is assumed to be reinvested. The compounding effect will cause the Effective Yield to be higher than the Current Yield. For the AGSPC Money Market Division the 7-day Effective Yield for the last 7 days ended December 31, 1998 was 3.71%.

DIVISIONS OTHER THAN THE AGSPC MONEY MARKET DIVISION

We may advertise the standardized yield performance for each Division other than the AGSPC Money Market Division. The yield for each of these Divisions will be determined as follows:

  - We will subtract the account maintenance fee from the average daily net investment income per Purchase Unit;

  - We will divide the remainder by the Purchase Unit Value on the last day of the period; and

  - We will annualize the result.

PERFORMANCE INFORMATION:

AVERAGE ANNUAL TOTAL RETURN, CUMULATIVE RETURN AND ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE TABLES.

In the sections above we have described a number of ways we may advertise information about the investment performance of VALIC Separate Account A Divisions. Certain performance information for each VALIC Separate Account A Division is printed in the tables below.

The information presented does not reflect the advantage under the Contracts of deferring federal income tax on increases in Account Value due to earnings attributable to Purchase Payments (see "Federal Tax Matters" in the prospectus and in the Statement of Additional Information.) The information presented also does not reflect the advantage under Qualified Contracts of deferring federal income tax on Purchase Payments.

The performance results shown in the following tables are not an estimate or guarantee of future investment performance, and do not represent the actual experience of amounts invested by a particular Participant.

                                                                         TABLE I
                          AVERAGE ANNUAL TOTAL RETURN
           WITH SURRENDER CHARGE AND ACCOUNT MAINTENANCE FEE IMPOSED*
        (FROM SEPARATE ACCOUNT DIVISION INCEPTION TO DECEMBER 31, 1998)

                                                      DIVISION
                                                      INCEPTION      SINCE
                 FUND AND DIVISION                      DATE       INCEPTION    10 YEARS    5 YEARS    3 YEARS    1 YEAR
                 -----------------                    ---------    ---------    --------    -------    -------    ------
AGSPC Asset Allocation (Division 5) (1).............  09/06/83       9.03%      10.41%      13.53%     14.81%     12.14%
AGSPC Capital Conservation (Division 1).............  02/11/82        8.09        3.78        5.00       3.21      1.46
AGSPC MidCap Index (Division 4)**...................  10/13/82**     16.45          --       17.32      20.64     12.76
AGSPC Money Market (Division 2).....................  02/04/82        5.47        4.19        3.85       2.46     (0.61)
AGSPC Stock Index (Division 10).....................  07/28/82       13.86       17.27       22.47      25.65     22.09

---------------

 * The performance figures in the Table reflect the investment performance for the Divisions for the stated periods and should not be used to infer that future performance will be the same.

** The Division commenced operations on October 13, 1982 as the Capital Accumulation Fund. Effective October 1, 1991, the Fund underlying the AGSPC MidCap Index Division changed its name from the Capital Accumulation Fund to the MidCap Index Fund and amended its investment objective, investment program and investment restrictions accordingly. The performance figures for the AGSPC MidCap Index Division reflect the performance of the MidCap Index Fund since October 1, 1991.

(1) The AGSPC Asset Allocation Fund was formerly known as the Timed Opportunity Fund.

                                                                        TABLE II
                          AVERAGE ANNUAL TOTAL RETURN
          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED*
        (FROM SEPARATE ACCOUNT DIVISION INCEPTION TO DECEMBER 31, 1998)

                                                            DIVISION
                                                            INCEPTION      SINCE
                    FUND AND DIVISION                         DATE       INCEPTION   10 YEARS   5 YEARS   3 YEARS   1 YEAR
                    -----------------                       ---------    ---------   --------   -------   -------   ------
AGSPC Asset Allocation (Division 5)(1)....................  09/06/83        9.05%    10.44%     13.56%    16.09%    17.19%
AGSPC Capital Conservation (Division 1)...................  02/11/82        8.10       3.82       5.04      4.79     6.28
AGSPC MidCap Index (Division 4)**.........................  10/13/82**     16.48         --      17.35     21.81    17.80
AGSPC Money Market (Division 2)...........................  02/04/82        5.49       4.22       3.89      4.06     4.11
AGSPC Stock Index (Division 10)...........................  07/28/82       13.88      17.30      22.50     26.73    27.13

---------------

 * The performance figures in the Table reflect the investment performance for the Divisions for the stated periods and should not be used to infer that future performance will be the same.

** The Division commenced operations on October 13, 1982 as the Capital Accumulation Fund. Effective October 1, 1991, the Fund underlying the AGSPC MidCap Index Division changed its name from the Capital Accumulation Fund to the MidCap Index Fund and amended its investment objective, investment program and investment restrictions accordingly. The performance figures for the AGSPC MidCap Index Division reflect the performance of the MidCap Index Fund since October 1, 1991.

(1) The AGSPC Asset Allocation Fund was formerly known as the Timed Opportunity Fund.

                                                                       TABLE III
                               CUMULATIVE RETURN
          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED*
        (FROM SEPARATE ACCOUNT DIVISION INCEPTION TO DECEMBER 31, 1998)

                                                           DIVISION
                                                           INCEPTION      SINCE
                    FUND AND DIVISION                        DATE       INCEPTION   10 YEARS   5 YEARS   3 YEARS   1 YEAR
                    -----------------                      ---------    ---------   --------   -------   -------   ------
AGSPC Asset Allocation (Division 5)(1)...................  09/06/83     277.25%      169.99%    88.88%    56.47%   17.19%
AGSPC Capital Conservation (Division 1)..................  02/11/82      272.62       45.49     27.87     15.06     6.28
AGSPC MidCap Index (Division 4)**........................  10/13/82**    202.14          --    122.59     80.73    17.80
AGSPC Money Market (Division 2)..........................  02/04/82      146.86       51.15     21.00     12.69     4.11
AGSPC Stock Index (Division 10)..........................  07/28/82      745.77      393.15    175.85    103.55    27.13

---------------

  * The performance figures in the Table reflect the investment performance for the Divisions for the stated periods and should not be used to infer that future performance will be the same.

 ** The Division commenced operations on October 13, 1982 as the Capital
    Accumulation Fund. Effective October 1, 1991, the Fund underlying the AGSPC MidCap Index Division changed its name from the Capital Accumulation Fund to the MidCap Index Fund and amended its investment objective, investment program and investment restrictions accordingly. The performance figures for the AGSPC MidCap Index Division reflect the performance of the MidCap Index Fund since October 1, 1991.

(1) The AGSPC Asset Allocation Fund was formerly known as the Timed Opportunity Fund.

                                                                        TABLE IV
              ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE
          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED*
               (PERIOD FROM SEPARATE ACCOUNT DIVISION INCEPTION)

   ANNUAL CHANGE IN PURCHASE UNIT VALUE FOR THE 12 MONTHS ENDED DECEMBER 31*

           FUND AND DIVISION               1998       1997     1996     1995    1994     1993    1992     1991     1990     1989
           -----------------              ------     ------   ------   ------   -----    -----   -----    -----   ------   ------
AGSPC Asset Allocation (Division
  5)(1).................................   17.19%     21.40%    9.99%   23.54%  (2.29)%   8.19%  (1.71)%  20.13%   (3.38)%  15.81%
AGSPC Capital Conservation (Division
  1)....................................    6.28       7.47     0.74    19.54   (7.03)   10.86    7.54    22.48   (10.45)  (12.99)
AGSPC MidCap Index (Division 4)**.......   17.80      30.45    17.61    29.24   (4.70)   11.78    8.79    11.63       --       --
AGSPC Money Market (Division 2).........    4.11       4.12     3.96     4.50    2.76     1.67    2.22     4.43     6.68     7.90
AGSPC Stock Index (Division 10).........   27.13      31.76    21.52    35.93   (0.30)    8.78    2.62    30.96    (4.21)   27.66

                      CUMULATIVE CHANGE IN PURCHASE UNIT VALUE FOR EACH PERIOD END SINCE DECEMBER 31, 1988*

AGSPC Asset Allocation (Division
  5)(1).................................  169.99%    130.40%   89.79%   72.55%  39.67%   42.94%  32.12%   34.42%   11.89%   15.81%
AGSPC Capital Conservation (Division
  1)....................................   45.49      36.90    27.39    26.45    5.78    13.78    2.63    (4.56)  (22.08)  (12.99)
AGSPC MidCap Index (Division 4)**.......  202.14     156.48    96.61    67.18   29.36    35.74   21.43    11.63       --       --
AGSPC Money Market (Division 2).........   51.15      45.18    39.44    34.13   28.36    24.91   22.87    20.20    15.10     7.90
AGSPC Stock Index (Division 10).........  393.15     287.91   194.40   142.27   78.23    78.77   64.34    60.15    22.29    27.66

---------------

   * The performance figures in the Table reflect the investment performance for the Divisions for the stated periods and should not be used to infer that future performance will be the same.

  ** The Division commenced operations on October 13, 1982 as the Capital
     Accumulation Fund. Effective October 1, 1991, the Fund underlying the AGSPC MidCap Index Division changed its name from the Capital Accumulation Fund to the MidCap Index Fund and amended its investment objective, investment program and investment restrictions accordingly. The performance figures for the AGSPC MidCap Index Division reflect the performance of the MidCap Index Fund since October 1, 1991.

 (1) The AGSPC Asset Allocation Fund was formerly known as the Timed Opportunity Fund.

OTHER CONTRACT FEATURES
--------------------------------------------------------------------------------

CHANGES THAT MAY NOT BE MADE
The following terms in the Contracts may not be changed once your account has been established:

  - The Contract Owner;

  - The Participant; and

  - The Annuitant.

CHANGE OF BENEFICIARY

The Beneficiary (if not irrevocable) may usually be changed at any time.

Under some retirement programs, the right to name or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain tax laws and regulations.

If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant's estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary's estate.

CANCELLATION -- THE 10 DAY "FREE LOOK"

The Contract Owner may cancel an individual contract by returning it to the Company within 10 days after delivery. (A longer period will be allowed if required under state law.) A refund will be made to the Contract Owner within 7 days after receipt of the Contract within the required period. The amount of the refund will be equal to all Purchase Payments received or the amount required under state law, if larger.

WE RESERVE CERTAIN RIGHTS
We reserve the right to:

  - Amend the Contract to conform with substitutions of investments;

  - Amend the Contract to comply with tax or other laws;

  - Operate VALIC Separate Account A as a management investment company under the Act, in consideration of an investment management fee or in any other form permitted by law;

  - Deregister VALIC Separate Account A under the Act, if registration is no longer required;

RELATIONSHIP TO EMPLOYER'S PLAN

If the Contract is being offered as a retirement plan through your employer, you should always refer to the terms and conditions in your employer's plan when reviewing the description of the Contracts in this prospectus.

VOTING RIGHTS
--------------------------------------------------------------------------------

As discussed in the "About VALIC Separate Account A" section of this prospectus, VALIC Separate Account A holds on your behalf shares of the Funds which comprise the Variable Account Options. From time to time the Funds are required to hold a shareholder meeting to obtain approval from their shareholders for certain matters. As a Participant, you may be entitled to give voting instructions to us as to how VALIC Separate Account A should vote its Fund shares on these matters. Those persons entitled to give voting instructions will be determined before the shareholders meeting is held. For more information about these shareholder meetings and when they may be held, see the Funds' prospectuses.

WHO MAY GIVE VOTING INSTRUCTIONS

In most cases during the Purchase Period, you will have the right to give voting instructions for the shareholder meetings. This will be true in most cases even if your employer is the Contract Owner. Contract Owners will instruct VALIC Separate Account A in accordance with your instructions. You will receive proxy material and a form on which voting instructions may be given before the shareholder meeting is held.

You will not have the right to give voting instructions if the Contract was issued in connection with a nonqualified and unfunded deferred compensation plan.

DETERMINATION OF FUND SHARES
ATTRIBUTABLE TO YOUR ACCOUNT

During Purchase Period

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

During Payout Period or after a Death
Benefit Has Been Paid

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting. At such time, the Annuitant, or the Beneficiary after the Annuitant's death, will be entitled to give voting instructions for shareholder meetings.

HOW FUND SHARES ARE VOTED

The Funds which comprise the Variable Account Options in the Contracts may have a number of shareholders including VALIC Separate Account A, VALIC's other affiliated insurance company separate accounts and retirement plans within the American General group of companies.

VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all Participant Accounts invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received.

In the future, we may decide how to vote the shares of VALIC Separate Account A in a different manner if permitted at that time under federal securities law.

VALIC SEPARATE
ACCOUNT A -- a segregated
asset account established by
VALIC under the Texas
Insurance Code. The purpose
of VALIC Separate Account A
is to receive and invest your
Purchase Payments and
Account Value in the Variable
Account Options you have
selected.

FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

The Contracts provide tax-deferred accumulation over time, but is subject to federal income and excise taxes, mentioned briefly below. You should refer to the Statement of Additional Information for further details. Section references are to the Internal Revenue Code ("Code"). We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under "Premium Tax Charge." Remember that future legislation could modify the rules discussed below, and always consult your personal tax adviser regarding how the current rules apply to your specific situation.

TYPE OF PLANS

Tax rules vary, depending on whether the Contract is offered under your employer's tax-qualified retirement program, as a Section 408(b) Individual Retirement Annuity ("IRA"), or is instead a nonqualified Contract. The Contracts are used under the following types of retirement arrangements:

  - Section 403(b) annuities for employees of public schools and Section 501(c)(3) tax-exempt organizations;

  - Section 401(a) and 403(a) qualified plans of all employers and other employers (including self-employed individuals);

  - Section 408(b) IRAs;

  - Section 457 deferred compensation plans of governmental and tax-exempt employers;

  - Section 408(k)SEPs and SARSEPs;

  - Section 408(p) SIMPLE retirement accounts.

The foregoing Contracts are "Qualified Contracts."

Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract.

In addition, the Contracts are also available through "Non-Qualified Contracts." Such Non-Qualified Contracts generally include unfunded, nonqualified deferred compensation plans of corporate employers, as well as individual annuity contracts issued to individuals outside of the context of any formal employer or employee retirement plan or arrangement.

TAX CONSEQUENCES IN GENERAL

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the Statement of Additional Information, the documents (if any) controlling the retirement arrangement through which the contract is offered, and your personal tax adviser.

Purchase Payments under the Contracts can be made as contributions by employers, or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. After-tax employee contributions constitute "investment in the Contract." All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the Statement of Additional Information for special rules, including those applicable to taxable, non-natural owners of Non-Qualified Contracts.

Distributions are taxed differently depending on the program through which the Contracts are offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution which is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations.

Amounts subject to income tax may also incur excise or penalty taxes, under the circumstances described in the Statement of Additional Information. Generally, they would also be subject to some form of federal income tax withholding unless rolled into another tax-deferred vehicle. Required withholding will vary according to type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.

Investment earnings on contributions to Non-Qualified Contracts which are not owned by (or, generally, for the benefit of) natural persons will be taxed currently to the owner and such contracts will not be treated as annuities for federal income tax purposes.

EFFECT OF TAX-DEFERRED ACCUMULATIONS

The chart below compares the results from Premium Payments made to:

  - A Contract issued to a tax favored retirement program purchased with pre-tax premium payments;

  - A non-qualified Contract purchased with after-tax Premium Payments and;

  - Conventional savings vehicles such as savings accounts.

--------------------------------------------------------------------------------

                        THE POWER OF TAX-DEFERRED GROWTH
                                  [BAR GRAPH]

This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax deferred plan, (2) contributing $100 to a nonqualified, tax-deferred annuity, and (3) contributing $100 per month ($138.89 since contributions are made before tax) to a qualified tax-deferred plan. The chart assumes a 28% tax rate and an 8% fixed rate of return. Variable options incur mortality and expense risk fee charges and may also incur account maintenance fees and surrender charges. The chart does not reflect the deduction of any such fees. The dotted lines represent the amounts remaining after withdrawal and payment of taxes and any surrender charge. An additional 10% tax penalty may apply to withdrawals before age 59 1/2. This information is for illustrative purposes only and is not a guarantee of future return.

Unlike savings accounts, Premium Payments made to tax-favored retirement programs and Non-Qualified Contracts generally provide tax deferred treatment on earnings. In addition, Premium Payments made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program increases the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.

To further illustrate the advantages of tax deferred savings using a 28% Federal tax bracket, an annual fixed yield (before the deduction of any fees or charges) of 8% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual fixed yield of 5.76% under a conventional savings program. The 8% yield on the tax-favored program will be reduced by the impact of income taxes upon withdrawal. The yield will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees and charges) after-tax amounts that would be received.

By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a conventional savings account:

                              PAYCHECK COMPARISON

                            TAX-FAVORED        CONVENTIONAL
                            RETIREMENT           SAVINGS
                              PROGRAM            ACCOUNT
                            -----------        ------------
Annual amount available
  for savings before
  federal taxes.........      $2,500              $2,500
Current federal income
  tax due on Purchase
  Payments..............           0               (700)
Net retirement plan
  Purchase Payments.....      $2,500              $1,800

This chart assumes a 28% federal income tax rate. The $700 which is paid toward current federal income taxes reduces the actual amount saved in the conventional savings account to $1,800 while the full $2,500 is contributed to the tax-qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,500, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,800 while the contribution to a conventional savings account requires the full $2,500 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under Section 403(b) of the Code, which allows participants to exclude contributions (within limits) from gross income.

YEAR 2000
--------------------------------------------------------------------------------

YEAR 2000 RISKS

Like other organizations and individuals around the world, VALIC could be adversely affected if the computer systems used by VALIC, as well as by other service providers over which VALIC may have no control, do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly referred to as the "Year 2000 Problem." VALIC is taking steps that it believes are reasonably designed to address the Year 2000 Problem with respect to the computer systems VALIC uses. The following are some of the initiatives being taken by VALIC to deal with the Year 2000 Problem.

  - INTERNAL SYSTEMS. VALIC has developed a plan to deal with the Year 2000 Problem. This plan includes the five steps that we believe are essential to Year 2000 readiness. The plan includes the following activities: (1) perform an inventory of VALIC's information technology and non-information technology systems; (2) assess which items in the inventory may expose VALIC to business interruptions caused by the Year 2000 Problem; (3) reprogram or replace systems that are not Year 2000 ready; (4) test systems to prove that they will work correctly into the year 2000; and (5) return the systems to operations. As of December 31, 1998, we have substantially completed all steps with respect to our critical systems.

  - EXTERNAL SYSTEMS. VALIC has relationships with various third parties that must also be Year 2000 ready. Third parties are companies that provide certain services to VALIC. Third parties are different from internal systems in that VALIC has less, or no, control over their Year 2000 readiness. VALIC has developed a plan to review and try to lessen the Year 2000 risks of third parties. As of December 31, 1998, VALIC has substantially completed its review of third party Year 2000 risks. VALIC intends to test third party Year 2000 readiness throughout 1999.

  - CONTINGENCY PLANS. VALIC has begun contingency planning to reduce the risk associated with the Year 2000 Problem. The contingency plans for third party relationships include the following activities: (1) evaluate the consequences of any failures associated with the Year 2000 Problem; (2) determine the chance of a Year 2000-related failure for systems that have a high chance of failing; (3) develop an action plan to complete contingency plans for those systems that rank high in both impact of failure and chance of failure; and (4) complete any action plans.

VALIC expects to substantially complete all contingency planning activities by April 30, 1999.

RISKS AND UNCERTAINTIES. Based on the above, VALIC believes that it will experience, at most, isolated and minor disruptions of business systems on and after January 1, 2000. These disruptions are not expected to have a material effect on VALIC's operations or financial condition. However, it is impossible to know exactly how the Year 2000 Problem will affect VALIC. In addition, third party Year 2000 Problems may have a significant impact on VALIC.

Through December 1998, VALIC has incurred and expensed $26.7 million (pretax) related to Year 2000 readiness, including $20.2 million incurred during 1998. VALIC currently anticipates that it will incur future costs of $2.1 million for additional internal staff, third party vendors, and other expenses to maintain readiness and complete third party contingency plans.

                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                  PAGE
                                                  ----
General Information.............................    3
    Marketing Information.......................    3
    Types of Variable Annuity Contracts.........    5
Federal Tax Matters.............................    5
    General.....................................    5
    Taxes Payable by Participants and
       Annuitants...............................    5
    Section 403(b) Annuities for Employees of
       Certain Tax-Exempt Organizations or
       Public Educational Institutions..........    5
    Section 401 Qualified Pension,
       Profit-Sharing of Annuity Plans..........    6
    Section 408(b) Individual Retirement
       Annuities (other than Roth IRAs).........    7
    Simplified Employee Pension Plans...........    8
    Section 457 Deferred Compensation Plans of
       Public Employers and Tax-Exempt
       Organizations............................    8
    Private Employer Unfunded Deferred
       Compensation Plans.......................    9
    Non-Qualified Contracts.....................    9
    Fund Diversification........................   10
Calculation of Surrender Charge.................   11
    Illustration of Surrender Charge on Total
       Surrender................................   11
    Illustration of Surrender Charge on a 10%
       Partial Surrender Followed by a Full
       Surrender................................   11
Purchase Unit Value.............................   13
    Illustration of Calculation of Purchase
       Units Value..............................   13
    Illustration of Purchase of Purchase
       Units....................................   13
Performance Calculations........................   14
Money Market Division Yields....................   14
    Calculation of Current Yield for Money
       Market Division Two......................   14
    Illustration of Calculation of Current Yield
       Money Market Division Two................   14
    Calculation of Effective Yield for Money
       Market Division Two......................   14

                                                  PAGE
                                                  ----
    Illustration of Calculation of Effective
       Yield for Money Market Division Two......   14
Standardized Yield for Capital Conservation
  Division One..................................   14
    Calculation of Standardized Yield for
       Capital Conservation Division One........   14
    Illustration of Calculation of Standardized
       Yield for Capital Conservation Division
       One......................................   14
Calculation of Average Annual Total Return......   15
Performance Information.........................   16
    Performance Compared to Market Indices......   16
    Asset Allocation Division Five Performance
       Compared to S&P 500(C) Index, Merrill
       Lynch Corporate and Government Master
       Index and Certificate of Deposit Primary
       Offering by New York City Banks, 30 Day
       Index....................................   18
    Capital Conservation Division One
       Performance Compared to Merrill Lynch
       U.S. Corporate High Yield Index and
       Merrill Lynch Corporate Master Index.....   19
    MidCap Index Division Four Performance
       Compared to S&P Index and S&P MidCap 400
       Index....................................   20
    Money Market Division Two Performance
       Compared to Certificate of Deposit
       Primary Offering by New York City Banks,
       30 Day Index.............................   21
    Stock Index Division Ten Performance
       Compared to S&P 500 Index................   22
Payout Payments.................................   23
    Assumed Investment Rate.....................   23
    Amount of Payout Payments...................   23
    Payout Unit Value...........................   23
    Illustration of Calculation of Payout Unit
       Value....................................   24
    Illustration of Payout Payments.............   24
Distribution of Variable Annuity Contracts......   25
Experts.........................................   25
Comments on Financial Statements................   25

                      (This page intentionally left blank)

                REVOCATION OF TELEPHONE ASSET TRANSFER AUTHORITY

Participant/Contract Owner Name:

--------------------------------------------------------------------------------

Social Security Number:

--------------------------------------------------------------------------------

Birth Date:

--------------------------------------------------------------------------------

I am the Participant under or Contract Owner of one or more variable annuity contracts issued by The Variable Annuity Life Insurance Company ("VALIC"). I hereby instruct VALIC not to accept any telephone instructions to transfer Accumulation Values among investment options or change the allocation of future Purchase Payments from me, anyone representing me or anyone representing himself or herself to be me. I understand as a result of executing this form that the transfer of Accumulation Values or Annuity Values among investment options or changes in the allocation of future Purchase Payments may only be effected upon the receipt by VALIC of my written instructions.

------------------------------------------------------------       --------------------------
            Participant/Contract Owner Signature                              Date

Mail this form to any Regional Office (see the last page of your prospectus for addresses) or to the Home Office at the following address: VALIC, Customer Service A3-01, 2929 Allen Parkway, Houston, TX 77019.

                      (This page intentionally left blank)

Please tear off, complete and return the form below to one of our Regional Offices at the address shown on the inside back cover of this Prospectus. A Statement of Additional Information may also be ordered by calling 1-800-44-VALIC.

 ................................................................................

                               UIT-981 CONTRACTS

Please send me a free copy of the Statement of Additional Information for The Variable Annuity Life Insurance Company Separate Account A (UIT-981 Contract Series).

                             (Please Print or Type)

--------------------------------------------------------------------------------


   Name:                                                  G.A. #

   ------------------------------------------------       ---------------------------------------------------

   Address:                                               Policy #

   ------------------------------------------------       --------------------------------------------------

   ------------------------------------

   Social Security Number:
                           ------------------------------------

-------------------------------------------------------------------------------------------------------------

                      (This page intentionally left blank)

================================================================================

                 FOR ADDITIONAL INFORMATION ABOUT THE CONTRACTS
                     CONTACT YOUR NEAREST REGIONAL OFFICE:

3535 Grandview Parkway
Suite 200
Birmingham, AL 35243
(205) 967-8955

415 N. McKinley
Suite 1050
Little Rock, AR 72205
(501) 603-2200

10851 N. Black Canyon Hwy
Suite 700
Phoenix, AZ 85029
(602) 678-1700

222 South Harbor Blvd.
10th Floor
Anaheim, CA 92805
(714) 817-8100

2450 Venture Oaks Way
Suite 120
Sacramento, CA 95833
(916) 614-1700

1900 O'Farrell St.
Suite 390
San Mateo, CA 94403
(650) 358-2900

165 South Union Blvd.
Suite 1050
Lakewood, CO 80228
(303) 988-3344

10006 N. Dale Mabry Hwy.
Suite 113
Tampa, FL 33618
(813) 961-1611

3505 Lake Lynda Drive
Suite 114
Orlando, FL 32817
(407) 482-8825

100 Ashford Center North
Suite 100
Atlanta, GA 30338
(770) 395-4700

230 West Monroe
Suite 1900
Chicago, IL 60606
(312) 214-8870

11711 N. Meridian St.
Suite 300
Carmel, IN 46032
(317) 818-5900

7310 Ritchie Highway
Suite 800
Glen Burnie, MD 21061
(410) 768-2330

1301 West Long Lake Road
Suite 340
Troy, MI 48098
(248) 641-0022

8500 Normandale Lake Blvd.
Suite 750
Bloomington, MN 55437
(612) 893-1099

4266 Interstate 55N
Suite 108
Jackson, MS 39211
(601) 981-5801

410 Amherst Street
Suite 250
Nashua, NH 03063
(603) 889-1313

90 Woodbridge Ctr. Dr.
Suite 300
Woodbridge, NJ 07095
(732) 596-1600

University Tower
3100 Tower Blvd.
Suite 1601, Box 50
Durham, NC 27707
(919) 489-6529

Two Summit Park Drive
Suite 410
Independence, OH 44131
(216) 643-6340

1800 S.W. First Avenue
Suite 505
Portland, OR 97201
(503) 223-6288

1767 Sentry Pkwy. West 19
Suite 300
Blue Bell, PA 19422
(215) 619-2270

Two International Plaza
Suite 601
Nashville, TN 37217
(615) 254-4822

5400 LBJ Freeway
Suite 1340
Dallas, TX 75240
(972) 490-1515

800 Gessner
Suite 1280
Houston, TX 77024
(713) 463-3800

7400 Beaufont Springs Drive
Suite 310
Richmond, VA 23225
(804) 272-0344

  There are also more than thirty-three branch offices located throughout the country.
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
                                 1-800-44-VALIC
      FOR UNIT VALUE INFORMATION CALL: 1-800-42-VALIC & TDD 1-800-24-VALIC
             FOR ASSET TRANSFERS BY TELEPHONE CALL: 1-800-621-7792
                               TDD 1-800-35-VALIC
                           EASYACCESS 1-800-42-VALIC
                         TDD EASYACCESS 1-800-24-VALIC

================================================================================

                                  [VALIC LOGO]

                                 PRINTED MATTER
                       PRINTED IN U.S.A. VA 2620 REV 5/99
         (C)The Variable Annuity Life Insurance Company, Houston, Texas

                                                       Recycled Paper     (LOGO)

[Momento Photo]



                                              INDEPENDENCE PLUS
                                              SEPARATE ACCOUNT A

                                              PROSPECTUS MAY 1, 1999



                                                      Units of Interest

                                                      Under Group and Individual

                                                      Variable Annuity

                                                      Contracts

                                                      Independence Plus

                                                      Contract Series

                      (This page intentionally left blank)

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
UNITS OF INTEREST UNDER GROUP AND INDIVIDUAL
VARIABLE ANNUITY CONTRACTS
INDEPENDENCE PLUS
SEPARATE ACCOUNT A
                                                                     May 1, 1999

PROSPECTUS

Independence Plus consists of flexible and single Purchase Payment group and individual variable annuity contracts that are offered by The Variable Annuity Life Insurance Company ("VALIC") to Participants in certain employer sponsored retirement plans. Independence Plus may be available to you when you participate in a retirement program that qualifies for deferral of federal income taxes. Non-qualified contracts are also available for certain other employer sponsored plans as well as for certain after-tax arrangements that are not part of an employer's plan.

Independence Plus permits you to invest in and receive retirement benefits in up to 7 out of a total of 12 Fixed and Variable Account Options (2 fixed and 10 variable) described in this prospectus. Each Variable Account Option invests in a separate portfolio of the American General Series Portfolio Company ("AGSPC").

--------------------------------------------------------------------------------

VALIC is a member of the Insurance Marketplace Standards Association (IMSA). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. VALIC's membership in IMSA applies to VALIC only and not to its products or affiliates.

This prospectus provides you with information you should know before investing in Independence Plus. This prospectus is accompanied by the current prospectus for the mutual fund options described in this prospectus. Please read and retain each of these prospectuses for future reference.

A Statement of Additional Information, dated May 1, 1999, contains additional information about Independence Plus and is part of this prospectus. For a free copy, complete and return the form contained in the back of this prospectus or call 1-800-44-VALIC. The Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials at the SEC's internet web site (http://www.sec.gov).

INVESTMENT IN THE INDEPENDENCE PLUS IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE OWNER'S INVESTMENT TO FLUCTUATE, AND WHEN THE CONTRACTS ARE SURRENDERED, THE VALUE MAY BE HIGHER OR LOWER THAN THE PURCHASE PAYMENTS.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


                                                     PAGE
                                                     ----
ABOUT THE PROSPECTUS...............................     1

FEE TABLE..........................................     2

SUMMARY............................................     4

SELECTED PURCHASE UNIT DATA........................     6

GENERAL INFORMATION................................     7
    About Independence Plus........................     7
    About VALIC....................................     7
    About VALIC Separate Account A.................     7
    Units of Interests.............................     7
    Distribution of the Contracts..................     7

VARIABLE ACCOUNT OPTIONS...........................     8
    Summary of Funds...............................     8

PURCHASE PERIOD....................................    14
    Purchase Payments..............................    14
    Purchase Units.................................    14
    Calculation of Purchase Unit Value.............    14
    Choosing Investment Options....................    15
         Fixed Account Options.....................    15
         Variable Account Options..................    15
    Stopping Purchase Payments.....................    15

TRANSFERS BETWEEN INVESTMENT OPTIONS...............    16
    During the Purchase Period.....................    16
    During the Payout Period.......................    16
    Communicating Transfer or Reallocation
      Instructions.................................    16
    Effective Date of Transfer.....................    16

FEES AND CHARGES...................................    17
    Account Maintenance Fee........................    17
    Surrender Charge...............................    17
         Amount of Surrender Charge................    17
         10% Free Withdrawal.......................    17
         Exceptions to Surrender Charge............    17
    Premium Tax Charge.............................    17
    Separate Account Charges.......................    18
    Fund Annual Expense Charges....................    18
    Other Tax Charges..............................    18
    Reduction or Waiver of Account Maintenance Fee
      and Surrender Charge.........................    18

PAYOUT PERIOD......................................    19
    Fixed Payout...................................    19
    Variable Payout................................    19
    Combination Fixed and Variable Payout..........    19
    Payout Date....................................    19
    Payout Options.................................    19
    Enhancements to Payout Options.................    20
    Payout Information.............................    20

SURRENDER OF ACCOUNT VALUE.........................    21
    When Surrenders Are Allowed....................    21
    Amount That May Be Surrendered.................    21
    Surrender Restrictions.........................    21
    Partial Surrenders.............................    21

                                                     PAGE
                                                     ----

EXCHANGE PRIVILEGE.................................    22
    Restrictions on Exchange Privilege.............    22
    Agents' and Managers' Retirement Plan Exchange
      Offer........................................    22

DEATH BENEFITS.....................................    23
    Beneficiary Information........................    23
    During the Purchase Period.....................    23
    During the Payout Period.......................    23

HOW TO REVIEW INVESTMENT PERFORMANCE OF SEPARATE
  ACCOUNT DIVISIONS................................    24
    Types of Investment Performance Information
      Advertised...................................    24
      Total Return Performance Information.........    24
      Standard Average Annual Total Return.........    24
      Nonstandard Average Annual Total Return......    24
      Cumulative Total Return......................    24
      Annual Change in Purchase Unit Value.........    24
      Cumulative Change in Purchase Unit Value.....    25
      Total Return Based on Different Investment
         Amounts...................................    25
      An Assumed Account Value of $10,000..........    25
    Yield Performance Information..................    25
      AGSPC Money Market Division..................    25
      Divisions Other Than The AGSPC Money Market
         Divisions.................................    25
    Performance Information: Average Annual Total
      Return, Cumulative Return and Annual and
      Cumulative Change in Purchase Unit Value
      Tables.......................................    25

OTHER CONTRACT FEATURES............................    28
    Changes That May Not Be Made...................    28
    Change of Beneficiary..........................    28
    Cancellation -- The 10 Day "Free Look".........    28
    We Reserve Certain Rights......................    28
    Relationship to Employer's Plan................    28

VOTING RIGHTS......................................    29
    Who May Give Voting Instructions...............    29
    Determination of Fund Shares Attributable to
      Your Account.................................    29
      During Purchase Period.......................    29
      During Payout Period or after a Death Benefit
         Has Been Paid.............................    29
    How Fund Shares Are Voted......................    29

FEDERAL TAX MATTERS................................    30
    Type of Plans..................................    30
    Tax Consequences in General....................    30
    Effect of Tax-Deferred Accumulations...........    30

THE POWER OF TAX-DEFERRED GROWTH...................    31

YEAR 2000..........................................    32
    Year 2000 Risks................................    32

ABOUT THE PROSPECTUS
--------------------------------------------------------------------------------

Unless otherwise specified in this prospectus, the words we, our, Company, and VALIC mean The Variable Annuity Life Insurance Company and the words "you" and "your" mean the participant, contract owner, annuitant or beneficiary.

Other specific terms that will be used in this prospectus are set forth below, along with the page number where the term is defined.

DEFINED TERMS                    PAGE NO.
-------------                    --------
Account Value................       16
Annuitant....................       23
Assumed Investment Rate......       19
Beneficiary..................       23
Contract Owner...............       23
Divisions....................       24
Fixed Account Options........       23
Home Office..................       16
Mutual Fund or Fund..........       7
Participant..................       1
Participant Year.............       17
Payout Period................       16
Payout Unit..................       19
Purchase Payments............     14, 24
Purchase Period..............       16
Purchase Unit................       14
VALIC Separate Account A.....       29
Variable Account Options.....     8, 23

This prospectus is being given to you to help you make decisions for selecting various investment options and benefits to plan and save for your retirement. It is intended to provide you with information about VALIC, Independence Plus, and saving for your retirement.

The purpose of Variable Account Options and Variable Payout Options is to provide you investment returns which are greater than the effects of inflation. We cannot, however, guarantee that this purpose will be achieved.

This prospectus describes a contract in which units of interest in VALIC's Separate Account A are offered. Independence Plus will allow you to accumulate retirement dollars in Fixed Account Options and/or Variable Account Options. This prospectus describes only the variable aspects of Independence Plus except where the Fixed Account Options are specifically mentioned.

For specific information about the Variable Account Options, you should refer to the prospectus of AGSPC that you have been given with this document. You should keep this prospectus to help answer any questions you may have in the future.

Following this introduction is a summary of the major features and options of Independence Plus. This summary is intended to provide you with a brief overview of those sections discussed in more detail in this prospectus.

PARTICIPANT -- the
individual, (in most
cases you are the
Participant) for whom
Purchase Payments are made.

FEE TABLE
--------------------------------------------------------------------------------

This Fee Table shows all charges and expenses which may be deducted from the assets of VALIC Separate Account A and from the Funds in which VALIC Separate Account A invests. For a further description of these charges and expenses, see "Fees and Charges" in this prospectus and the descriptions of fees and charges in AGSPC's prospectus. Any and all limitations on total charges and expenses are reflected in this Fee Table.

CONTRACT OWNER/PARTICIPANT EXPENSES(1)
  Maximum Surrender Charge (as a percentage of the lesser of all Purchase Payments received during the last 60 months or the amount withdrawn)(2) 5.00%

ACCOUNT MAINTENANCE FEE ($5.00 per quarter, during the first Participant Year,
annualized)(2)                                                             $  20

SEPARATE ACCOUNT EXPENSES
(as a percentage of Separate Account net assets):

  Mortality and Expense Risk                                               1.00%

FUND ANNUAL EXPENSES
(as a percentage of net assets):

                                                                      MANAGEMENT      OTHER      TOTAL FUND
       FUND                                                              FEES      EXPENSES(3)    EXPENSES
       ----                                                           ----------   -----------   ----------
AGSPC  Asset Allocation Fund(4)                                          0.50%        0.04%         0.54%
AGSPC  Capital Conservation Fund                                         0.50         0.04          0.54
AGSPC  Government Securities Fund                                        0.50         0.04          0.54
AGSPC  International Equities Fund                                       0.35         0.05          0.40
AGSPC  International Government Bond Fund                                0.50         0.05          0.55
AGSPC  MidCap Index Fund                                                 0.32         0.04          0.36
AGSPC  Money Market Fund                                                 0.50         0.04          0.54
AGSPC  Small Cap Index Fund                                              0.35         0.04          0.39
AGSPC  Social Awareness Fund                                             0.50         0.04          0.54
AGSPC  Stock Index Fund                                                  0.27         0.04          0.31

---------------

(1) Premium taxes are not shown here, but may be charged by some states. See:
    "Premium Tax Charge" in this prospectus.

(2) Reductions in the surrender charge and the account maintenance fee are available if certain conditions are met. See "Reduction or Waiver of Account Maintenance Fee and Surrender Charge" and "Exceptions to Surrender Charge" in this prospectus. Account maintenance fee reduces to $15 after first Participant Year. No surrender charge will be applied if your account has been in effect for 15 years or longer, or your account has been in effect for 5 years or longer and you have attained age 59 1/2. There will be no surrender charge on purchase payments received more than 60 months prior to surrender. Also, in any Participant Year, withdrawals of up to 10% of Account Value may be withdrawn without a surrender charge.

(3) Other Expenses includes custody, accounting, reports to shareholders, audit, legal, administrative and other miscellaneous expenses. See AGSPC's prospectus for a detailed explanation of these fees.

(4) The AGSPC Asset Allocation Fund was formerly known as the Timed Opportunity Fund.

EXAMPLE #1 -- If you do not surrender Independence Plus at the end of the period shown or you receive Payout Payments under a Payout Option:
--------------------------------------------------------------------------------

Total Expenses. You would pay the following expenses on a $1,000 investment under a typical Independence Plus contract without a surrender charge imposed, invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:

                                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                             ------   -------   -------   --------
AGSPC Asset Allocation Division 5                             $16       $50      $ 87       $189
AGSPC Capital Conservation Division 7                         $16       $50      $ 87       $189
AGSPC Government Securities Division 8                        $16       $50      $ 87       $189
AGSPC International Equities Division 11                      $15       $46      $ 79       $174
AGSPC International Government Bond Division 13               $16       $50      $ 87       $190
AGSPC MidCap Index Division 4                                 $14       $45      $ 77       $169
AGSPC Money Market Division 6                                 $16       $50      $ 87       $189
AGSPC Small Cap Index Division 14                             $15       $46      $ 79       $173
AGSPC Social Awareness Division 12                            $16       $50      $ 87       $189
AGSPC Stock Index Division 10                                 $14       $43      $ 74       $164

EXAMPLE #2 -- If you surrender Independence Plus at the end of the period shown:
--------------------------------------------------------------------------------

Total Expenses: You would pay the following expenses on a $1,000 investment under a typical Independence Plus contract invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:

                                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                             ------   -------   -------   --------
AGSPC Asset Allocation Division 5...........................  $63      $100      $137       $189
AGSPC Capital Conservation Division 7.......................  $63      $100      $137       $189
AGSPC Government Securities Division 8......................  $63      $100      $137       $189
AGSPC International Equities Division 11....................  $61      $ 96      $129       $174
AGSPC International Government Bond Division 13.............  $63      $100      $137       $190
AGSPC MidCap Index Division 4...............................  $61      $ 95      $127       $169
AGSPC Money Market Division 6...............................  $63      $100      $137       $189
AGSPC Small Cap Index Division 14...........................  $61      $ 96      $129       $173
AGSPC Social Awareness Division 12..........................  $63      $100      $137       $189
AGSPC Stock Index Division 10...............................  $60      $ 93      $124       $164

Note: These examples should not be considered representations of past or future expenses for VALIC Separate Account A or for any Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance. The purpose of the Fee Table above is to help Contract Owners and Participants understand the various expenses of VALIC Separate Account A and the Funds which are, in effect, passed on to the Contract Owners and Participants.

SUMMARY
--------------------------------------------------------------------------------

Independence Plus is VALIC's combination fixed and variable annuity that offers you a wide choice of investment options and flexibility. A summary of Independence Plus's major features is presented below. For a more detailed discussion of Independence Plus, please read the entire prospectus carefully.

FIXED AND VARIABLE OPTIONS

Independence Plus offers a choice from among 10 Variable Account Options. You will not be able to invest in all of the Variable Account Options described below within a single group or individual annuity contract. If your contract is part of your employer's retirement program, that program will describe which Variable Account Options are available to you. Independence Plus also offers two Fixed Account Options.

--------------------------------------------------------------------------------

                    FIXED ACCOUNT
                    OPTIONS
------------------------------------------------------------------------------------------------------------------------------
FIXED               Fixed Account Plus          Guaranteed high current        --                          --
OPTIONS                                         interest income
                    ----------------------------------------------------------------------------------------------------------
                    Short-Term Fixed            Guaranteed current             --                          --
                    Account                     interest income
------------------------------------------------------------------------------------------------------------------------------
VARIABLE OPTIONS    VARIABLE ACCOUNT            INVESTMENT STRATEGY            ADVISER                     SUB-ADVISER
                    OPTIONS
------------------------------------------------------------------------------------------------------------------------------
INDEX EQUITY FUNDS  AGSPC International         Growth through                 VALIC                       N/A
                    Equities Fund               investments tracking the
                                                EAFE Index
                    ----------------------------------------------------------------------------------------------------------
                    AGSPC MidCap Index          Growth through                 VALIC                       Bankers Trust
                    Fund                        investments tracking the                                   Company*
                                                S&P MidCap 400(R) Index
                    ----------------------------------------------------------------------------------------------------------
                    AGSPC Small Cap Index       Growth through                 VALIC                       Bankers Trust
                    Fund                        investments tracking the                                   Company*
                                                Russell 2000(R) Index
                    ----------------------------------------------------------------------------------------------------------
                    AGSPC Stock Index Fund      Growth through                 VALIC                       Bankers Trust
                                                investments tracking the                                   Company*
                                                S&P 500(R) Index
------------------------------------------------------------------------------------------------------------------------------
INCOME FUNDS        AGSPC Capital               Income and possible            VALIC                       N/A
                    Conservation Fund           growth through
                                                investments in high
                                                quality debt securities
                    ----------------------------------------------------------------------------------------------------------
                    AGSPC Government            Income and possible            VALIC                       N/A
                    Securities Fund             growth through
                                                investments in
                                                intermediate and
                                                long-term government debt
                                                securities
                    ----------------------------------------------------------------------------------------------------------
                    AGSPC International         Income and possible            VALIC                       N/A
                    Government Bond Fund        growth through
                                                investments in high
                                                quality foreign
                                                government debt
                                                securities
------------------------------------------------------------------------------------------------------------------------------
SPECIALTY FUNDS     AGSPC Social Awareness      Growth through                 VALIC                       N/A
                    Fund                        investments in stocks of
                                                companies meeting social
                                                criteria of the Fund
------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS  AGSPC Money Market          Income through                 VALIC                       N/A
                    Fund                        investments in short-term
                                                money market securities
------------------------------------------------------------------------------------------------------------------------------
ASSET ALLOCATION    AGSPC Asset Allocation      Maximum return through         VALIC                       N/A
FUNDS               Fund                        investments in a mix of
                                                stocks, bonds and money
                                                market securities
------------------------------------------------------------------------------------------------------------------------------
* Bankers Trust Company (the "Sub-Adviser") is a wholly owned subsidiary of Bankers Trust Corporation. On November 30, 1998,
  Bankers Trust Corporation entered into an Agreement and Plan of Merger with Deutsche Bank AG under which Bankers Trust
  Corporation and all of its subsidiaries would merge with and into a subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including retail and commercial banking, investment banking and insurance. The merger is contingent upon various regulatory approvals. On April 20, 1999, the Fund's Board of Directors approved a new investment sub-advisory agreement with Bankers Trust Company, subject to shareholder approval. If the merger is approved and completed, Deutsche Bank AG, as the Sub-Adviser's new parent company, will control the operations of the Sub-Adviser, Bankers Trust believes that, under this new arrangement, the services provided to the Fund will be maintained at their current level.

--------------------------------------------------------------------------------

A detailed description of the investment objective of each mutual fund can be found in the section of the prospectus entitled "Variable Account Options," and also in the current prospectus for AGSPC.

GUARANTEED DEATH BENEFIT

Independence Plus offers a death benefit equal to the greater of Account Value or Purchase Payments reduced by withdrawals upon death of the Annuitant during the Purchase Period.

TRANSFERS

There is no charge to transfer the money in your account among Independence Plus's investment options. You may transfer your Account Values between Variable Account Options at any time during the Purchase Period.

Your Account Value in the Short-Term Fixed Account must remain there for at least 90 days before it can be transferred to other investment options. In Fixed Account Plus, up to 20% of your Account Value may be transferred during each contract year to other investment options.

Once you begin receiving payments from your account (called the Payout Period), you may still transfer funds among Variable Account Options once every 365 days.

Transfers can be made by calling VALIC's toll-free transfer service at 1-800-621-7792. For more information on account transfers, see the "Transfers Between Investment Options" section in the prospectus.

FEES AND CHARGES

ACCOUNT MAINTENANCE FEE

During the first year a quarterly account maintenance fee of $5.00 is charged to your account. After the first Participant Year, the quarterly account maintenance fee is $3.75. Reductions in the account maintenance fee may be available if certain conditions are met.

SURRENDER CHARGE

Under some circumstances a surrender charge is made to your account. These situations are discussed in detail in the section of the prospectus entitled "Fees and Charges -- Surrender Charge." When this happens the surrender charge is computed in two ways and you are charged whichever amount is less. The first amount is simply 5% of whatever amount you have withdrawn. The second amount is 5% of the contributions you made to your account during the last 60 months.

Withdrawals are always subject to your plan provisions and federal tax restrictions, which generally include a tax penalty on withdrawals made prior to age 59 1/2.

PREMIUM TAX CHARGE

Premium taxes ranging from zero to 3 1/2% are currently imposed by certain states and municipalities on Purchase Payments made under the contract.

SEPARATE ACCOUNT CHARGES

If you choose a Variable Account Option you will incur a mortality and expense risk fee computed at an aggregate annualized rate of 1.00% on the average daily net asset value of VALIC Separate Account A.

FUND ANNUAL EXPENSE CHARGE

A daily charge based on a percentage of each Fund's average daily net asset value is payable by each Fund to its investment adviser. In addition to the management fees, each Fund incurs other operating expenses which may vary.

Since some of these fees may not apply to your contract, consult your VALIC Retirement Plan Specialist to see how these provisions apply to you.

PAYOUT OPTIONS

When you withdraw your money, you can select from several payout options: an annuity (which guarantees payment for as long as you live), periodic withdrawals and systematic withdrawals. More information on payout options can be found in the "Payout Period" section of the prospectus.

FEDERAL TAX INFORMATION

Although deferred annuity contracts such as Independence Plus can be purchased with after-tax dollars, they are primarily used in connection with retirement programs which receive favorable tax treatment under federal law.

PURCHASE REQUIREMENTS

If the contract is a flexible Purchase Payment contract, Purchase Payments may be made at any time but each Purchase Payment must be at least $30 per Participant Account. The amount of each Purchase Payment allocated to each Variable Account Option and Fixed Account Option must also be at least $30. If the contract is a single Purchase Payment contract, the minimum Purchase Payment is $1,000 per Participant Account. These minimums may be waived where one purchaser, such as an employer, purchases a number of contracts.

More information on FEES
may be found in the
prospectus under the
headings "FEES AND
CHARGES" AND "FEE TABLE."

For a more detailed
discussion of these income
tax provisions, see the
"FEDERAL TAX MATTERS"
section of the prospectus and
of the Statement of Additional
Information.

For more information on
PURCHASE PAYMENTS, refer
to the "Purchase Period"
section of the prospectus.

Selected Purchase Unit Data
--------------------------------------------------------------------------------

                                                                                         AGSPC
                              AGSPC         AGSPC         AGSPC          AGSPC       INTERNATIONAL                     AGSPC
                              ASSET        CAPITAL      GOVERNMENT   INTERNATIONAL    GOVERNMENT         AGSPC         MONEY
                            ALLOCATION   CONSERVATION   SECURITIES     EQUITIES          BOND        MIDCAP INDEX      MARKET
                            DIVISION 5    DIVISION 7    DIVISION 8    DIVISION 11     DIVISION 13    DIVISION 4(3)   DIVISION 6
                            ----------   ------------   ----------   -------------   -------------   -------------   ----------
DECEMBER 31, 1998
   Purchase Units in Force  60,237,818   28,751,662     53,729,671   101,811,751      97,473,851     169,039,887     147,547,688
   Purchase Unit Value      $3.772519     $2.085846     $2.111727      $1.454644       $1.728006       $5.029093     $1.742617
DECEMBER 31, 1997
   Purchase Units in Force  57,307,351   28,242,598     45,034,894   122,716,744     111,480,591     171,065,657     84,182,521
   Purchase Unit Value      $3.219282     $1.962239     $1.957755      $1.237299       $1.490645       $4.269122     $1.673590
DECEMBER 31, 1996
   Purchase Units in Force  65,292,617   30,286,494     47,130,169   156,226,314     112,601,593     172,816,978     75,124,095
   Purchase Unit Value      $2.651899     $1.825549     $1.815651      $1.222906       $1.582230       $3.272588     $1.607212
DECEMBER 31, 1995
   Purchase Units in Force  75,851,431   29,573,808     39,847,053   172,564,018      73,369,250     172,613,690     51,907,757
   Purchase Unit Value      $2.411022     $1.812011     $1.799475      $1.156454       $1.530780       $2.782677     $1.545802
DECEMBER 31, 1994
   Purchase Units in Force  89,377,860   26,859,219     26,667,073   187,749,916      25,691,713     171,442,018     75,765,781
   Purchase Unit Value      $1.951533     $1.515278     $1.547150      $1.054460       $1.301357       $2.153183     $1.479129
DECEMBER 31, 1993
   Purchase Units in Force  93,899,802   24,628,606     26,563,166   117,215,227      18,155,381     134,621,879     24,799,810
   Purchase Unit Value      $1.997266     $1.630069     $1.636228      $0.986387       $1.258340       $2.259378     $1.439327
DECEMBER 31, 1992
   Purchase Units in Force  80,637,090   14,922,749     16,609,444    52,524,165       6,245,713      81,007,871     23,414,474
   Purchase Unit Value      $1.846025     $1.470167     $1.491537      $0.767135       $1.112826       $2.021271     $1.415690
MAY 1, 1992
   Purchase Unit Value(1)          --            --            --             --              --              --            --
DECEMBER 31, 1991
   Purchase Units in Force  76,624,765   11,069,044     11,694,890    27,011,169         953,038      49,106,844     25,545,494
   Purchase Unit Value      $1.878219     $1.366905     $1.405236      $0.895250       $1.090499       $1.858030     $1.384882
OCTOBER 1, 1991
   Purchase Unit Value(1)          --            --            --             --       $1.000000              --            --
DECEMBER 31, 1990
   Purchase Units in Force  72,284,139    9,321,049     8,460,327     13,776,769              --      42,958,640     25,246,481
   Purchase Unit Value      $1.563444     $1.178361     $1.237104      $0.813423              --       $1.538017     $1.325393
DECEMBER 31, 1989
   Purchase Units in Force  68,361,149    7,502,717     5,556,464      2,247,450              --      40,618,028     15,949,534
   Purchase Unit Value      $1.618165     $1.193583     $1.179231      $1.028405              --       $1.712671     $1.240599
OCTOBER 2, 1989
   Purchase Unit Value(1)          --            --            --      $1.000000              --              --            --


                               AGSPC         AGSPC          AGSPC
                             SMALLCAP       SOCIAL          STOCK
                               INDEX       AWARENESS        INDEX
                            DIVISION 14   DIVISION 12   DIVISION 10(2)
                            -----------   -----------   --------------
DECEMBER 31, 1998
   Purchase Units in Force  107,321,015   114,382,494   691,680,049
   Purchase Unit Value       $2.100506     $3.762308      $4.772052
DECEMBER 31, 1997
   Purchase Units in Force  106,279,077   81,577,104    615,053,124
   Purchase Unit Value       $2.163595     $2.985333      $3.753436
DECEMBER 31, 1996
   Purchase Units in Force  103,320,842   46,574,016    536,806,965
   Purchase Unit Value       $1.785442     $2.252673      $2.848437
DECEMBER 31, 1995
   Purchase Units in Force  98,335,995    32,750,120    455,255,243
   Purchase Unit Value       $1.544896     $1.835102      $2.343900
DECEMBER 31, 1994
   Purchase Units in Force  100,383,839   29,015,764    416,234,288
   Purchase Unit Value       $1.222329     $1.333899      $1.724134
DECEMBER 31, 1993
   Purchase Units in Force  56,159,647    26,230,566    369,550,060
   Purchase Unit Value       $1.277199     $1.366979      $1.729327
DECEMBER 31, 1992
   Purchase Units in Force   9,723,477    16,956,437    283,808,045
   Purchase Unit Value       $1.112790     $1.279516      $1.589718
MAY 1, 1992
   Purchase Unit Value(1)    $1.000000            --             --
DECEMBER 31, 1991
   Purchase Units in Force          --     8,447,711     90,526,907
   Purchase Unit Value              --     $1.250634      $1.505641
OCTOBER 1, 1991
   Purchase Unit Value(1)           --            --             --
DECEMBER 31, 1990
   Purchase Units in Force          --     2,947,418     46,016,297
   Purchase Unit Value              --     $0.987666      $1.179000
DECEMBER 31, 1989
   Purchase Units in Force          --       212,636     22,325,990
   Purchase Unit Value              --     $1.010003      $1.238782
OCTOBER 2, 1989
   Purchase Unit Value(1)           --     $1.000000             --

---------------

(1) Purchase Unit Value At Date Of Inception.

(2) Effective with the merger of Quality Growth Fund into Stock Index Fund on May 1, 1992, Quality Growth Division 9 was merged into Stock Index Division
    10. The merger of Divisions was accomplished by an exchange of units of Quality Growth Division 9 for units of Stock Index Division 10 of equivalent value as calculated at the close of business on April 30, 1992.

(3) Effective October 1, 1991, the Fund underlying this Division changed its name from the Capital Accumulation Fund to the MidCap Index Fund and amended its investment objective, investment program and investment restrictions accordingly. Selected Purchase Unit Data prior to October 1, 1991 reflects investment experience prior to these changes.

Financial statements of VALIC Separate Account A are included in the Statement of Additional Information, which is available upon request. Purchase Units shown are for a Purchase Unit outstanding throughout the year under a representative contract of the type invested in each column shown. The unit value of each Division of VALIC Separate Account A will not be the same on any given day as the net asset value per share of the underlying Fund in which that Division invests. This is because each unit value consists of the underlying share's net asset value minus the charges to VALIC Separate Account A. In addition, dividends declared by the underlying Fund are reinvested by the Division in additional shares. These distributions have the effect of reducing the value of each share of the Fund and increasing the number of Fund shares outstanding. However, the total cash value in VALIC Separate Account A does not change as a result of such distributions.

GENERAL INFORMATION
--------------------------------------------------------------------------------

ABOUT INDEPENDENCE PLUS

Independence Plus was developed to help you save money for your retirement. It offers you a combination of fixed and variable investment options that you can invest in to help you reach your retirement savings goals. Your contributions to Independence Plus can come from different sources, like payroll deductions or money transfers. Your retirement savings process with Independence Plus will involve two stages: the Purchase Period; and the Payout Period. The first is when you make contributions into Independence Plus called "Purchase Payments." The second, is when you receive your retirement payouts. For more information, see "Purchase Period" and "Payout Period" in this prospectus.

You may choose, depending upon your retirement savings goals, your personal risk tolerances, and your retirement plan, to invest in the Fixed Account Options and/or the Variable Account Options described in this prospectus. When you decide to retire, or otherwise withdraw your money, you can select from a wide array of payout options including both fixed and variable payments. In addition, this prospectus will describe for you all fees and charges that may apply to your participation in Independence Plus.

ABOUT VALIC

We were originally organized on December 21, 1955 as The Variable Annuity Life Insurance Company of America, located in Washington, D.C. We re-organized in the State of Texas on August 20, 1968, as the Variable Annuity Life Insurance Company. Our main business is issuing and offering fixed and variable retirement annuity contracts, like Independence Plus. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have Regional Offices throughout the United States. The addresses for these offices are given in the back of this prospectus.

VALIC is a member of the American General Corporation group of companies. Members of the American General Corporation group of companies operate in each of the 50 states, the District of Columbia, and Canada and collectively provide financial services with activities heavily weighted toward insurance.

VALIC is a member of the Insurance Marketplace Standards Association (IMSA). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. VALIC's membership in IMSA applies to VALIC only and not its products or affiliates.

ABOUT VALIC SEPARATE ACCOUNT A

When you direct money to Independence Plus's Variable Account Options, you will be sending that money through VALIC's Separate Account A. You do not invest directly in the Mutual Funds made available in Independence Plus. VALIC's Separate Account A invests in the Mutual Funds on behalf of your account. VALIC Separate Account A is made up of what we call "Divisions." Ten Divisions are available and represent the Variable Account Options in Independence Plus. Each of these Divisions invests in a different Mutual Fund made available through Independence Plus. For example, Division Ten represents and invests in the AGSPC Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.

VALIC established Separate Account A on July
25, 1979 under Texas insurance law to allow you to be able to invest in a number of Variable Account Options available in Independence Plus. VALIC Separate Account A is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("Act"). Units of interest in VALIC Separate Account A are registered as securities under the Securities Act of 1933.

VALIC Separate Account A is administered and accounted for as part of VALIC's business operations. However, the income, capital gains or capital losses, whether or not realized, of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of Independence Plus, VALIC Separate Account A may not be charged with the liabilities of any other VALIC operation. As stated in Independence Plus, the Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to Independence Plus be held exclusively for the benefit of the contract owners, participants, annuitants, and beneficiaries of Independence Plus. When we discuss performance information in this prospectus, we mean the performance of a VALIC Separate Account A Division.

UNITS OF INTERESTS

Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day's performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.

DISTRIBUTION OF THE CONTRACTS

A.G. Distributors, Inc. ("A.G. Distributors"), an affiliate subsidiary of VALIC, acts as VALIC's Separate Account A distributor.

VALIC will pay the licensed agents who sell the Contracts a commission. Currently, the commission paid by VALIC will range up to 6.0% of each Purchase Payment. In addition, VALIC will pay managers who supervise the agents overriding commissions ranging up to 1% of each Purchase Payment. These various commissions are paid by VALIC and do not result in any charge to Contract Owners or to the Separate Account.

All inquiries regarding
INDEPENDENCE PLUS
may be directed to your
VALIC Regional Office at
the address shown in the
back of this prospectus.

MUTUAL FUND OR FUND --
the investment portfolio(s)
of a registered open-end
management investment
company, which serves as
the underlying investment
vehicle for each Division
represented in VALIC
Separate Account A.

For more information about
VALIC, see the Statement
of Additional Information.

A.G. DISTRIBUTORS --
our address is
2929 Allen Parkway,
Houston, Texas 77019.

VARIABLE ACCOUNT OPTIONS
--------------------------------------------------------------------------------

Independence Plus enables you to participate in Divisions that represent ten Variable Account Options. You may not according to your retirement program be able to invest in all ten Variable Account Options described in this prospectus. Certain additional limitations may also apply. See "About VALIC Separate Account A" in this prospectus.

Each individual Division represents and invests, through VALIC's Separate Account A, in a specific portfolio of AGSPC. AGSPC serves as the investment vehicle for Independence Plus.

AGSPC is registered as a diversified open-end, management investment company and is regulated under the Act. For complete information about each Mutual Fund option, including charges and expenses, you should refer to the prospectus of AGSPC. Additional copies are available from VALIC or you may contact your VALIC Regional Office at the address shown in the back of this prospectus.

SUMMARY OF FUNDS

A brief summary of the investment objectives of each Mutual Fund is shown below. In addition to the investment objectives, the Account Value of an assumed $10,000 investment in each of the Divisions is shown in both table and graph form as well as the Standard Average Annual Total Return for each Division for a 1, 3, 5 and 10 year period if available. The performance information in the tables and graphs will reflect a deduction for separate account fees (mortality and expense risk fees and underlying fund charges). They will not reflect any deduction for account maintenance fees, surrender charges and premium taxes. These charges would further reduce your return. The Account Values shown in the graphs reflect Separate Account performance based on the performance of the underlying Fund for the last 10 fiscal years or, since inception of the underlying Fund if for less than 10 years. The returns shown in the tables reflect the AGSPC Funds actual historical performance of the related Separate Account Divisions. Investment return and principal value will fluctuate with market conditions, and for foreign investments, currencies and the economic and political climates of the countries where investments are made. Past performance cannot predict or guarantee future results.

The Standard Average Annual Total Return figures show the average percentage change in the value of an investment in a Division from the beginning to the end of the historical periods shown below. The results shown are after all charges and fees have been applied against the Division. This will include account maintenance fees and surrender charges that would have been deducted if you surrendered Independence Plus at the end of the specified period. Premium taxes are not deducted. This information is calculated for each Division based on how an initial investment of $1,000 performed at the end of the specified periods shown. For more information about how these returns were calculated including a statement of the charges reflected and tables showing historical performance information see "How to Review Investment Performance of Separate Account Divisions" in this prospectus.

VARIABLE ACCOUNT
OPTIONS -- investment
options that correspond
to Separate Account
Divisions offered by
Independence Plus.
Investment returns on
Variable Account
Options may be positive
or negative depending on
the investment
performance of the
underlying Mutual Fund.

AGSPC ASSET ALLOCATION FUND*
(Division 5)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks maximum aggregate rate of return over the long-term through controlled investment risk by adjusting its investment mix among stocks, long-term debt securities and short-term money market securities.

Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             11,581
        12/31/90             11,189
        12/31/91             13,442
        12/31/92             13,212
        12/31/93             14,294
        12/31/94             13,967
        12/31/95             17,255
        12/31/96             18,979
        12/31/97             23,040
        12/31/98             26,999

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE JANUARY 1, 1989

                                    [CHART]

                            PERIOD ENDED DECEMBER 31

AGSPC CAPITAL CONSERVATION FUND**
(Division 7)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks the highest possible total return consistent with preservation of capital through current income and capital gains on investments in intermediate and long-term debt instruments and other income producing securities.

Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             11,063
        12/31/90             10,922
        12/31/91             12,669
        12/31/92             13,626
        12/31/93             15,108
        12/31/94             14,044
        12/31/95             16,795
        12/31/96             16,920
        12/31/97             18,187
        12/31/98             19,333

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE JANUARY 1, 1989

                                    [CHART]

                            PERIOD ENDED DECEMBER 31

 * The AGSPC Asset Allocation Fund Division 5 was formerly known as the Timed Opportunity Fund. The Standard Average Annual Total Return for the Division for the 1, 3, 5 and 10 year period was 12.14%, 14.77%, 12.85% and 10.33%, respectively. The Division commenced operations on September 6, 1983.

** The Standard Average Annual Total Return for the AGSPC Capital Conservation Fund Division 7 for the 1, 3, 5 and 10 year period was 1.47%, 3.19%, 4.12% and 6.71%, respectively. The Division commenced operations on January 16, 1986.

AGSPC GOVERNMENT
SECURITIES FUND*
(Division 8)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks high current income and protection of capital through investments in intermediate and long-term U.S. Government debt securities.

Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             11,103
        12/31/90             11,648
        12/31/91             13,231
        12/31/92             14,044
        12/31/93             15,406
        12/31/94             14,567
        12/31/95             16,943
        12/31/96             17,095
        12/31/97             18,433
        12/31/98             19,883

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE JANUARY 1, 1989

                                    [CHART]

                            PERIOD ENDED DECEMBER 31

AGSPC INTERNATIONAL
EQUITIES FUND**
(Division 11)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide long-term growth of capital through investments primarily in a diversified portfolio of equity and equity related securities of foreign issuers that, as a group, are expected to provide investment results closely corresponding to the performance of the EAFE Index.

Annual Value of a $10,000
 Stipulated Payment made
     October 2, 1989        $ Value
-------------------------   -------
        10/02/89            $10,000
        12/31/89             10,284
        12/31/90              8,134
        12/31/91              8,952
        12/31/92              7,671
        12/31/93              9,864
        12/31/94             10,545
        12/31/95             11,565
        12/31/96             12,229
        12/31/97             12,373
        12/31/98             14,546

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 2, 1989

                                    [CHART]

                            PERIOD ENDED DECEMBER 31

 * The Standard Average Annual Total Return for the AGSPC Government Securities Fund Division 8 for the 1, 3 and 5 and 10 year period was 2.97%, 3.89%, 4.31% and 7.01%, respectively. The Division commenced operations on January 16, 1986.

** The Standard Average Annual Total Return for the AGSPC International Equities Fund Division 11 for the 1, 3 and 5 year period and since inception was 12.52%, 6.43%, 7.24% and 4.03%, respectively. The Division commenced operations on October 2, 1989.

AGSPC INTERNATIONAL
GOVERNMENT BOND FUND*
(Division 13)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks high current income through investments primarily in high quality debt securities issued or guaranteed by foreign governments.

Annual Value of a $10,000
 Stipulated Payment made
     October 1, 1991        $ Value
-------------------------   -------
        10/01/91            $10,000
        12/31/91             10,905
        12/31/92             11,128
        12/31/93             12,583
        12/31/94             13,014
        12/31/95             15,308
        12/31/96             15,822
        12/31/97             14,906
        12/31/98             17,280

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 1, 1991

                                    [CHART]

                            PERIOD ENDED DECEMBER 31

AGSPC MIDCAP INDEX FUND**
(Division 4)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide growth of capital through investments primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the Standard & Poor's MidCap 400(R) Index***.

Annual Value of a $10,000
 Stipulated Payment made
     October 1, 1991        $ Value
-------------------------   -------
        10/01/91            $10,000
        12/31/91             11,163
        12/31/92             12,143
        12/31/93             13,574
        12/31/94             12,936
        12/31/95             16,718
        12/31/96             19,661
        12/31/97             25,648
        12/31/98             30,214

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 1, 1991

                                    [CHART]

                            PERIOD ENDED DECEMBER 31

  * The Standard Average Annual Total Return for the AGSPC International Government Bond Fund Division 13 for the 1, 3, and 5 year period and since inception was 10.88%, 2.49%, 5.66% and 7.74%, respectively. The Division commenced operations on October 1, 1991.

 ** The Standard Average Annual Total Return for the AGSPC MidCap Index Fund Division 4 for the 1, 3, and 5 year period and since inception was 12.75%, 20.60%, 16.72% and 16.37%, respectively. The Division commenced operations on October 13, 1982 as the Capital Accumulation Fund. On October 1, 1991, the Fund underlying the AGSPC MidCap Index Fund Division changed its name from the Capital Accumulation Fund to the MidCap Index Fund and amended its investment objective, investment program and investment restrictions accordingly. The performance figures for the AGSPC MidCap Index Division reflect the performance of the MidCap Index Fund since October 1, 1991.

*** "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)" and "S&P MidCap 400" are trademarks of Standard and Poor's ("S&P"). AGSPC MidCap Index Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in this Fund.

AGSPC MONEY MARKET FUND*
(Division 6)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks liquidity, protection of capital and current income through investments in short-term money market instruments.

Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             10,792
        12/31/90             11,530
        12/31/91             12,048
        12/31/92             12,316
        12/31/93             12,521
        12/31/94             12,867
        12/31/95             13,447
        12/31/96             13,982
        12/31/97             14,559
        12/31/98             15,160

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE JANUARY 1, 1989

                                    [CHART]

                            PERIOD ENDED DECEMBER 31

AGSPC SMALL CAP INDEX FUND**
(Division 14)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide growth of capital through investment primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the Russell 2000(R) Index.***

Annual Value of a $10,000
 Stipulated Payment made
       May 1, 1992          $ Value
-------------------------   -------
        05/01/92            $10,000
        12/31/92             11,128
        12/31/93             12,772
        12/31/94             12,223
        12/31/95             15,449
        12/31/96             17,854
        12/31/97             21,636
        12/31/98             21,005

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                      STIPULATED PAYMENT MADE MAY 1, 1992

                                    [CHART]

                            PERIOD ENDED DECEMBER 31

  * The Standard Average Annual Total Return for the AGSPC Money Market Fund Division 6 for the 1, 3, 5 and 10 year period was (0.60)%, 2.45%, 2.93% and 4.14%, respectively. The Division commenced operations on January 16, 1986.

 ** The Standard Average Annual Total Return for the AGSPC Small Cap Index Fund Division 14 for the 1, 3 and 5 year period and since inception was (7.32)%, 9.34%, 9.68% and 11.67%, respectively. The Division commenced operations on May 1, 1992.

*** The Russell(R) Index is a trademark/servicemark of the Frank Russell Trust Company. Russell(TM) is a trademark of the Frank Russell Company.

AGSPC
SOCIAL AWARENESS FUND*
(Division 12)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to obtain growth of capital through investment, primarily in common stocks, in companies which meet the social criteria established for the Fund.

Annual Value of a $10,000
 Stipulated Payment made
     October 2, 1989        $ Value
-------------------------   -------
        10/02/89            $10,000
        12/31/89             10,100
        12/31/90              9,877
        12/31/91             12,506
        12/31/92             12,795
        12/31/93             13,670
        12/31/94             13,339
        12/31/95             18,351
        12/31/96             22,527
        12/31/97             29,853
        12/31/98             37,623

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 2, 1989

                                    [CHART]

                            PERIOD ENDED DECEMBER 31

AGSPC STOCK
INDEX FUND**
(Division 10)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term capital growth through investment in common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the Standard & Poor's 500 Stock Index(R)***.

Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             12,788
        12/31/90             12,171
        12/31/91             15,543
        12/31/92             16,411
        12/31/93             17,853
        12/31/94             17,799
        12/31/95             24,197
        12/31/96             29,406
        12/31/97             38,748
        12/31/98             49,264

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE JANUARY 1, 1989

                                    [CHART]

                            PERIOD ENDED DECEMBER 31

  * The Standard Average Annual Total Return for the AGSPC Social Awareness Fund Division 12 for the 1, 3 and 5 year period and since inception period was 20.97%, 25.91%, 21.89% and 15.29%, respectively. The Division commenced operations on October 2, 1989.

 ** The Standard Average Annual Total Return for the AGSPC Stock Index Fund Division 10 for the 1, 3, 5 and 10 year period was 22.09%, 25.61%, 21.95% and 17.20%, respectively. The Division commenced operations on April 20, 1987.

*** "Standard & Poor's(R)", "S&P(R)" and "S&P 500(R)" are trademarks of Standard and Poor's ("S&P"). The AGSPC Stock Index Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in this Fund.

PURCHASE PERIOD
--------------------------------------------------------------------------------

The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. The Purchase Period can also end when an Independence Plus account is surrendered before the Payout Period. The amount, number, and frequency of your Purchase Payments is determined by the retirement plan for which Independence Plus was purchased.

PURCHASE PAYMENTS

You may establish an account only through a VALIC representative. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. Your employer is usually responsible for remitting Purchase Payments to us. The employer is responsible for furnishing instructions to us as to the amount being applied to your account.

Minimum initial and subsequent Purchase Payments are as follows:

                          Initial   Subsequent
     Contract Type        Payment    Payment
------------------------  -------   ----------
Periodic Payment          $   30       $30
Single Payment            $1,000       -0-

Periodic Payment minimums apply to each Periodic Payment made. In the case of a Periodic Payment, the amount of each Purchase Payment allocated to each Variable Account Option and Fixed Account Option must be at least $30. The Single Payment minimum applies to each of your accounts.

Purchase Payments are received in VALIC's Home Office. When an initial Purchase Payment is accompanied by an application, within 2 business days we will:

- Accept the Application -- and issue a contract. We will also establish your account and apply your Purchase Payment by crediting the amount to the Fixed Account Option or Variable Account Option selected;

- Reject the Application -- and return the Purchase Payment; or

- Request Additional Information -- to correct or complete the application. In the case of an individual variable annuity contract, we will return the Purchase Payments within 5 business days if the requested information is not provided, unless you otherwise so specify.

If we receive Purchase Payments from your employer before we receive your completed application or enrollment form, we will not be able to establish a permanent account for you. Under those circumstances, we will take one of the following actions:

Return Purchase Payments. If we do not have your name, address or social security number, we will return the Purchase Payment to your employer unless this information is immediately provided to us.

Employer-Directed Account. If we have your name, address and social security number and we have an Employer-Directed Account Agreement from your employer, generally we will deposit your Purchase Payment in an "Employer-Directed" account invested in the Money Market Division option chosen by your employer. You may not transfer these amounts until VALIC has received a completed application or enrollment form.

Starter Account. If we have your name, address and social security number, but we do not have an Employer-Directed Account Agreement from your employer, we will deposit your Purchase Payment in a "starter" account invested in the Money Market Division. We will send you follow-up letters requesting the information necessary to complete the application, including your allocation instructions. Unless a completed application or enrollment form is received by us within 105 days of establishment of your starter account, the account balance, including earnings, will be returned to your employer. We are not responsible for any adverse tax consequences to you that may result from the return of your employer's contributions.

PURCHASE UNITS

A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Units apply only to the Variable Account Options selected for your account. Purchase Unit values are calculated at the close of regular trading of the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. New York time (see Calculation of Purchase Unit Value below for more information.) Purchase Units will be credited the same business day if Purchase Payments are received by our Home Office before the close of the Exchange. If not, they will be calculated and credited the next business day. Purchase Unit values will vary depending on the net investment results of each of the Variable Account Options. This means the value of your Variable Account Option will fluctuate.

CALCULATION OF PURCHASE UNIT VALUE

The Purchase Unit Value for a Division is calculated as shown below:
Step 1: Calculate the gross investment rate:

  Gross Investment Rate
= (EQUALS)
  The Division's investment income and capital gains and losses (whether realized or unrealized) on that day from the assets attributable to the Division.
/ (DIVIDED BY)
  The value of the Division for the immediately preceding day on which the values are calculated.

PURCHASE PAYMENTS -- an
amount of money you pay to
VALIC to receive the benefits
of an annuity contract offered
by Independence Plus.

PURCHASE UNIT -- a
measuring unit used to
calculate your Account Value
during the Purchase Period.
The value of a Purchase Unit
will vary with the investment
experience of the Separate
Account Division you have
selected.

For more information as to
how PURCHASE UNIT VALUES
are calculated, see the
Statement of Additional
Information.

--------------------------------------------------------------------------------

We calculate the gross investment rate as of 4:00 p.m. New York time on each business day when the Exchange is open.

Step 2: Calculate net investment rate for any day as follows:

  Net Investment Rate
= (EQUALS)
  Gross Investment Rate (calculated in Step 1)
- (MINUS)
  Separate Account charges and any income tax charges.

Step 3: Determine Purchase Unit Value for that day.

  Purchase Unit Value for that day.
= (EQUALS)
  Purchase Unit Value for immediate preceding day.
X (MULTIPLIED BY)
  Net Investment Rate (as calculated in Step 2) plus 1.00.

CHOOSING INVESTMENT OPTIONS
There are 12 investment options offered in Independence Plus. This includes 2 Fixed Account Options and 10 Variable Account Options. The Funds that underlie the Variable Account Options are registered as separate portfolios of AGSPC. AGSPC is registered as an investment company under the Act and is subject to regulation of the Act. The Fixed Account Options are not subject to regulation under the Act and interests in the Fixed Account Options are not required to be registered under the Securities Act of 1933. As a result, the SEC has not reviewed data in this prospectus that relates to the Fixed Account Options. However, federal securities law does require such data to be accurate and complete.

FIXED ACCOUNT OPTIONS

Each of the Fixed Account Options are part of the Company's general assets. You may allocate all or a portion of your Purchase Payment to the Fixed Account Options listed in the "Summary of Independence Plus" appearing in this prospectus. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. We bear the entire investment risk for the Fixed Account Option. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company's general assets.

Here is how you may calculate the value of your Fixed Account Option during the Purchase Period:

  Value of Your Fixed Account Options
= (EQUALS)
  All Purchase Payments made to the Fixed Account Options
+ (PLUS)
  Amounts transferred from Variable Account Options to the Fixed
  Account Options
+ (PLUS)
  All interest earned
- (MINUS)
  Amounts transferred or withdrawn from Fixed Account Options
  (including applicable fees and charges)

VARIABLE ACCOUNT OPTIONS

You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus as permitted by your retirement program. As noted elsewhere in the prospectus, you will not be permitted to select from more than seven investment options. A complete discussion of each of the Variable Account Options may be found in the "Variable Account Options"
section in this prospectus. Based upon a Variable Account Option's Purchase Unit Value your account will be credited with the applicable number of Purchase Units. The Purchase Unit Value of each Variable Account Option will change daily depending upon the investment performance of the underlying fund (which may be positive or negative) and the deduction of VALIC Separate Account A charges. See the "Fees and Charges" section in this prospectus. Because Purchase Unit Values change daily, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.

Here is how to calculate the value of each Variable Account Option in your account during the Purchase Period:

  Value of Your Variable Account Option
= (EQUALS)
  Total Number of Purchase Units
X (MULTIPLIED BY)
  Current Purchase Unit Value

STOPPING PURCHASE PAYMENTS

Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time before your Independence Plus account has been surrendered. While no Purchase Payments are being made, the number of Purchase Units outstanding will remain the same. (This is assuming no transfers or withdrawals are made.) The value of the Purchase Units will continue to vary. Your Account Value will continue to be subject to charges.

In the case of an individual contract, if both your Account Value and Purchase Payments (less any withdrawals) falls below $300, and you do not make any Purchase Payments for two years from the date we established your account, we may close the account and pay the Account Value (less any surrender charge) to you. In the case of a group contract, if your Account Value (less any withdrawals) falls below $300, we may close the account and pay the Account Value (less any surrender charge) to you. Any such account closures will be subject to applicable distribution restrictions under the contract and/or under your employer's plan.

TRANSFERS BETWEEN INVESTMENT OPTIONS
--------------------------------------------------------------------------------

You may transfer all or part of your Account Value between the various Fixed Account and Variable Account Options in Independence Plus without a charge. Transfer instructions may be made either in writing or by telephone as discussed below. Transfers may be made during the Purchase Period or during the Payout Period. We reserve the right to limit transfers as discussed below. Your employer's plan may also limit your rights to transfer.

DURING THE PURCHASE PERIOD

During the Purchase Period, transfers may be made between Independence Plus's Fixed Account Options and Variable Account Options.

We currently permit transfers between Variable Account Options or from Variable Account Options to Fixed Account Options, at any time. We may, however, limit the number of transfers you can make.

Transfers are also permitted from the Fixed Account Options subject to the following limitations:

                   OPTION                              OTHER
FIXED ACCOUNT       VALUE        FREQUENCY          RESTRICTIONS
--------------  -------------   -----------   ------------------------
Fixed Account   Up to 20% per   At any time   None (1)
 Plus           contract year
                    100%        At any time   If Account Value is less
                                              than $500
Short-Term       Up to 100%     At any time   90-day Holding Period If
 Fixed                                        transfer was previously
 Account:                                     made into Short-Term
                                              Fixed Account.(2)

---------------

(1) Your employer may further limit or expand the restrictions. We may charge for those modified restrictions if specified in your employer's retirement plan.
(2) VALIC may change this holding period at any time in the future, but it will never be more than 180 days.

DURING THE PAYOUT PERIOD

During the Payout Period, transfers may be made from Independence Plus's investment options subject to the following limitations:

                      OPTION                             OTHER
ACCOUNT OPTION         VALUE         FREQUENCY       RESTRICTIONS
--------------     -------------     ----------   -------------------
Variable:           Up to 100%       Once every          None
                                      365 days
Combination        Up to 100% of     Once every          None
 Fixed and           money in         365 days
 Variable            variable
  Payout:          option payout
Fixed:             Not permitted         --               --

COMMUNICATING TRANSFER OR
REALLOCATION INSTRUCTIONS

A written instruction to transfer or reallocate all or part of your Account Value between the various investment options in Independence Plus, should be sent to VALIC's Home Office.

Instructions for transfers or reallocations may be made by calling 1-800-621-7792. Telephone transfers will be allowed unless we have been notified not to accept such telephone instructions. In this event, we must receive written instructions, in order to permit future telephone transfers to be made. Before a transfer will be made by telephone, you must give us the requested identifying information concerning your account(s).

Unless we have been instructed not to accept requests for telephone transfers, anyone may effect a telephone transfer if they furnish the requested information. You will bear any loss resulting from such instructions, whether the caller was specifically authorized by you or not.

No one that we employ or that represents VALIC may give telephone instructions on your behalf without VALIC's prior written permission. (This does not apply to a contract with the immediate family of an employee or representative of VALIC).

We will send you a confirmation of the completed transfer within 5 days from the date of your instruction. When you receive your confirmation, it is your duty to verify the information shown, and advise us of any errors within one business day.

You will bear the risk of loss arising from instructions received by telephone. We are not responsible for the authenticity of such instructions. Any telephone instructions which we reasonably believe to be genuine will be your responsibility. This includes losses from errors in communication. Telephone transfer instruction may not be made during the Payout Period. We reserve the right to stop telephone transfers at any time.

EFFECTIVE DATE OF TRANSFER

The effective date of a transfer will be:

- The date of receipt, if received in our Home Office before the close of regular trading of the Exchange on a day values are calculated; (Normally, this will be 4:00 P.M. New York time); otherwise

- The next date values are calculated.

ACCOUNT VALUE -- the total
sum of your Fixed Account
and/or Variable Account
Options that have not yet
been applied to your Payout
Payments.

PURCHASE PERIOD -- the time
between your first Purchase
Payment and your Payout
Period (or surrender).

HOME OFFICE -- our
principal office at 2929 Allen
Parkway, Houston, Texas
77019.

PAYOUT PERIOD -- the time
that starts when you begin to
withdraw your money in a
steady stream of payments.

FEES AND CHARGES
--------------------------------------------------------------------------------

By investing in Independence Plus, you may be subject to six basic types of fees and charges:

- Account Maintenance Fee
- Surrender Charge
- Premium Tax Charge
- Separate Account Charges
- Fund Annual Expense Charge
- Other Tax Charges

These fees and charges are explained below. For additional information about these fees and charges, see the Fee Table in this prospectus.

ACCOUNT MAINTENANCE FEE

An account maintenance fee of $5.00 will be deducted on the last day of each calendar quarter following receipt of the first purchase payment during the first Participant Year. After the first Participant Year, the quarterly account maintenance fee is $3.75. We will sell Purchase Units from your Account to pay the account maintenance fee. The fee will be assessed equally among the Variable Account Options and Fixed Account Options that make up your Account Value.

The account maintenance fee is to reimburse the Company for our administrative expenses. This includes the expense for establishing and maintaining the record keeping for Independence Plus. We do not expect that the amount of fees we receive will be greater than our expenses.

The amount of the account maintenance fee may be reduced or waived if Independence Plus is issued to certain types of plans which are expected to result in lower costs to VALIC. To learn more about how we determine if account maintenance fees may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee and Surrender Charge" section in this prospectus. If you have two or more accounts established under the same group contract, we may agree to deduct an account maintenance fee from only one account.

No account maintenance fee will be assessed during the Payout Period.

SURRENDER CHARGE

When you withdraw money from your account, you may be subject to a surrender charge that will be deducted from the amount withdrawn. For information about your right to surrender, see "Surrender of Account Value" in this prospectus.

It is assumed that the most recent Purchase Payments are withdrawn first. No surrender charge will be applied unless an amount is actually withdrawn. We consider all Purchase Payments to be withdrawn before earnings are withdrawn.

Amounts exchanged from other contracts issued by the Company may or may not be subject to a surrender charge. After exchange, it is assumed that any new Purchase Payments are withdrawn before the exchanged amount. For more information, see "Exchange Privilege" in the Statement of Additional Information.

Amount of Surrender Charge

A surrender charge may not be greater than:

- Five percent (5%) of the amount of all Purchase Payments received during the past 60 months; or
- Five percent (5%) of the amount withdrawn.

10% Free Withdrawal

In any Participant Year, the first withdrawal of up to 10% of the Account Value will not be subject to a surrender charge. The surrender charge will apply to the lesser of any amount withdrawn that exceeds this 10% limit or the amount of the surrender attributable to Purchase Payments received during the most recent 60 months. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value just prior to the withdrawal.

These 10% withdrawals without charge do not reduce Purchase Payments for the purpose of computing the surrender charge. If a surrender charge is applied to all or part of a Purchase Payment, no surrender charge will be applied to such Purchase Payment (or portion thereof) again.

Exceptions to Surrender Charge

No surrender charge will be applied:

- To money applied to provide a Payout Option;
- To death benefits;
- If no Purchase Payments have been received during the 60 months prior to the date of surrender; or
- If you are at least 55 years old, are no longer employed by the employer that established the plan, and your account under the plan was established at least 5 years prior to the date of surrender (applicable to qualified contracts only).

The surrender charge may be reduced or waived if Independence Plus is issued to certain types of plans or similar arrangements which are expected to result in lower costs to VALIC. To learn more about how we determine if a surrender charge may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee and Surrender Charge" section in this prospectus.

PREMIUM TAX CHARGE

Taxes on Purchase Payments are imposed by some states, cities, and towns. The rate will range from zero to 3 1/2%.

If the law of a state, city, or town requires premium taxes to be paid when Purchase Payments are made, we will, of course, comply. Otherwise, such tax will be deducted from the

PARTICIPANT YEAR -- the first
twelve month period and
then each yearly anniversary
of that period following the
issue date of the contract or
certificate.

--------------------------------------------------------------------------------

Payout Value when annuity payments are to begin.

If we deduct an amount for premium taxes, but later find the tax was not due, we will:

- Adjust the amount deducted in error to reflect investment experience from the date of the deduction to the date we determined the tax was not due; and
- Apply the excess amount, as adjusted, to increase the number of Pay-in or Payout Units.

SEPARATE ACCOUNT CHARGES

There will be a mortality and expense risk fee applied to VALIC Separate Account
A. This is a daily charge at an annualized rate of 1.00% on the average daily net asset value of VALIC Separate Account A. This charge is guaranteed and cannot be increased by the Company. The mortality and expense risk fee is to compensate the Company for assuming mortality and expense risks under Independence Plus. The mortality risk that the Company assumes is the obligation to provide payments during the Payout Period for your life no matter how long that might be. In addition, the Company assumes the obligation to pay during the Purchase Period a death benefit which may be higher than your Account Value. For more information about the death benefit see the "Death Benefit" section of this prospectus. The expense risk is our obligation to cover the cost of issuing and administering Independence Plus, no matter how large the cost may be.

The Company may make a profit on the mortality and expense risk fee.

For more information about the mortality and expense risk fee, see the Fee Table in this prospectus.

FUND ANNUAL EXPENSE CHARGES

Investment management charges based on a percentage of each Fund's average daily net assets are payable by each Fund. Depending on the Variable Account Option selected, the charges will be paid by each Fund to its investment adviser. These charges and other Fund charges and expenses are fully described in the prospectuses for AGSPC. These charges indirectly cost you because they lower your return.

OTHER TAX CHARGES

We reserve the right to charge for certain taxes (other than premium taxes) that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.

REDUCTION OR WAIVER OF ACCOUNT
MAINTENANCE FEE AND SURRENDER CHARGE

We may, as described below, determine that the account maintenance fee and surrender charges for Independence Plus may be reduced or waived. We may reduce or waive these fees and charges if we determine that your retirement program will allow us to reduce or eliminate administrative or sales expenses that we usually incur for such programs and arrangements. There are a number of factors we will review in determining whether your retirement program will allow us to reduce or eliminate these administrative or sales expenses:

- The type of retirement program.
  Certain types of retirement programs because of their stability can result in lower administrative costs.
- The nature of your retirement program.
  Certain types of retirement programs, due to the types of employees who participate, experience fewer account surrenders thus reducing administrative costs.
- Other factors of which we are not presently aware which could reduce administrative costs.
  We review the following additional factors to determine whether we can reduce or waive account maintenance fees:
- The frequency of Purchase Payments for your retirement program. Purchase Payments received no more than once a year can reduce administrative costs.
- The administrative tasks performed by your employer for your retirement program.
  The employer sponsoring your retirement program can, through their method of remitting Purchase Payments, reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive surrender charges:

- The size of your retirement program.
  A retirement program which involves a larger group of employees may allow us to reduce sales expenses.
- The total amount of Purchase Payments to be received for your retirement program.
  Larger Purchase Payments can reduce sales expenses.
- The use of mass enrollment or related administrative tasks performed by your employer for your retirement program.
  We will only do this if permitted by this Contract and by VALIC guidelines in effect at the time. In no event will the reduction or waiver of fees and charges be permitted where the reduction or waiver will unfairly discriminate against any person.

PAYOUT PERIOD
--------------------------------------------------------------------------------

The Payout Period (Annuity Period) begins when you decide to retire or otherwise withdraw your money in a steady stream of payments. If your employer's plan permits, you may apply any portion of your Account Value to one of the types of Payout Options listed below. You may choose to have your Payout Option on either a fixed, a variable, or a combination payout basis. When you choose to have your Payout Option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones.

FIXED PAYOUT

Under Fixed Payout, you will receive monthly payments from the Company. These payments are fixed and guaranteed by the Company. The amount of these payments will depend on:

  - Type and duration of Payout Option chosen;

  - Your age or your age and the age of your survivor(1);

  - Your sex or your sex and the sex of your survivor(1) (IRA's and certain nonqualified contracts);

  - The portion of your Account Value being applied; and

  - The payout rate being applied and the frequency of the payments.

(1) This applies only to joint and survivor payouts.

If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.

VARIABLE PAYOUT

With a Variable Payout, you may select from your existing Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit Value is calculated just like the Purchase Unit Value for each Variable Account Option except that the Payout Unit Value includes a factor for the Assumed Investment Rate you select. For additional information on how Payout Payments and Payout Unit Values are calculated, see the Statement of Additional Information.

In determining your first Payout Payment, an Assumed Investment Rate of 3 1/2% is used (unless you select a higher rate as allowed by state law.) If the net investment experience of the Variable Account Option exceeds your Assumed Investment Rate, your next payment will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your Assumed Investment Rate, your next payment will be less than your first payment.

COMBINATION FIXED AND VARIABLE PAYOUT

With a Combination Fixed and Variable Payout, you may choose:

  - From your existing Variable Account Options (payments will vary); with

  - A Fixed Account Option (payment is fixed and guaranteed).

Up to seven Variable Account Options may be chosen, or up to six Variable Account Options if the Fixed Account Option is chosen.

PAYOUT DATE

The Payout Date is the date selected by you on which your payout (annuity) payments will start. The date selected must be the first of any month provided 30 days advance notice has been given to VALIC. Your account will be valued ten days prior to the end of the month preceding the Payout Date. A request to start payments must be sent to our Home Office on a form approved by VALIC. Generally, for qualified contracts, the Payout Date may begin when you attain age 59 1/2 or separate from service, but must begin no later than April 1 following the calendar year you reach age 70 1/2 or the calendar year in which you retire. For nonqualified contracts, the Payout Date may begin after the Annuitant's 50th birthday but prior to the Annuitant's 75th birthday. For additional information on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans or simplified employee plans ("SEPs"), see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

PAYOUT OPTIONS

You may specify the manner in which your Payout Payments are made. You may select one of the following options:

  - LIFE ONLY -- payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the beneficiary. For example, it would be possible under this option for the Annuitant to receive only one payout payment if he died prior to the date of the second payment, two if he died before the third payment.

PAYOUT UNIT -- a measuring
unit used to calculate Payout
Payments from your Variable
Account Option. Payout Unit
values will vary with the
investment experience of the
VALIC Separate Account A
Division you have selected.

ASSUMED INVESTMENT
RATE -- the rate used to
determine your first monthly
Payout Payment per
thousand dollars of Account
Value in your Variable
Account Option(s).

--------------------------------------------------------------------------------

   - LIFE WITH GUARANTEED PERIOD -- payments are made to you during your lifetime; but if you die before the guaranteed period has expired, your beneficiary will receive payments for the rest of your guaranteed period.

   - LIFE WITH CASH OR UNIT REFUND -- payments are made to you during your lifetime. Upon your death, your beneficiary will receive a lump sum payment equal to the remaining Annuity Value.

   - JOINT AND SURVIVOR LIFE -- payments are made to you during the joint lifetime of you and your beneficiary. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at death of the last survivor. For example, it would be possible under this option for the Joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the Joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment.

   - PAYMENT FOR A DESIGNATED PERIOD -- payments are made to you for a select number of years between three and thirty. Upon your death, payments will continue to your beneficiary until the designated period is completed.

Each Payout Option, except Payment for a Designated Period, is available as a Fixed and Variable Payout. Payment for a Designated Period is available as a Fixed Payout Option only.

You may elect a different Payout Option if we agree.

ENHANCEMENTS TO PAYOUT OPTIONS

You may be able to select enhancements to the Payout Options described above. These enhancements include partial annuitization, flexible payments of varying amounts and inflation protection payments. Additionally, certain options may be available with a one to twenty year guaranteed period. The Joint and Survivor Life Option may be available with a one to twenty year guaranteed period option. Not all of the enhancements are available under each option.

PAYOUT INFORMATION

Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. Any one of the Variable Account Options may result in your receiving unequal payments during your life expectancy. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences, in the form of an excise tax, if you do not meet an exception under federal tax law. See "Federal Tax Matters" in this prospectus.

Your Payment Option should be selected at least 30 days before your Payout Date. If such selection is not made:

  - Payments will be made under the Life with Guaranteed Period Option,

  - The payments will be guaranteed for a 10 year period,

  - The payments will be based on the allocation used for your Purchase
    Payments,

  - Fixed Account Option will be used to distribute payments to you on a Fixed Payout basis, and

  - Variable Account Options will be used to distribute payments to you on a Variable Payout basis.

Your first Payout Payment must total at least $25.

Under certain retirement plans, federal pension law may require that payments be made under the Joint and Survivor Life Payout Option.

Most Payout Payments are made monthly. If the amount of your payment is less than $25, we reserve the right to reduce the number of payments made each year so each of your payments are at least $25, subject to any limitations under the contract or the plan. Also, if your annual payment is less than $100, we reserve the right to make a lump sum payment of the remaining annuity value.

For more information about
PAYOUT OPTIONS OR
ENHANCEMENTS of those
Payout Options available
under the Contract,
see the "Statement of
Additional Information".

SURRENDER OF ACCOUNT VALUE
--------------------------------------------------------------------------------

WHEN SURRENDERS ARE ALLOWED

You may withdraw all or part of your Account Value at any time before the Payout Period begins if:

  - allowed under federal and state law; and

  - allowed under your employer's plan.

For an explanation of charges that may apply if you surrender your Account Value, see "Fees and Charges" in this prospectus.

AMOUNT THAT MAY BE SURRENDERED

The amount that may be surrendered at any time can be determined as follows:

                                               Your
                                              Account
       Allowed                               Value(1)
      Surrender                              - (MINUS)
        Value             = (EQUALS)            Any
                                            Applicable
                                             Surrender
                                              Charge

  (1) Equals the Account Value next computed after your properly completed request for surrender is received in our Home Office.

There is no guarantee that the Surrender Value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us.

We will mail to you the Surrender Value within 7 calendar days after we receive your properly completed surrender request at our Home Office. However, we may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See your current AGSPC prospectus for a discussion of the reasons why the redemption of shares may be suspended or postponed.

We may defer payment of the Surrender Value in the Fixed Account Options for up to 6 months. Interest will be paid on such amounts if payment of Fixed Account Option Surrender Value is deferred for 30 calendar days or more.

We may receive a surrender for a Purchase Payment which has not cleared the banking system. We may delay payment of that portion of your Surrender Value until the check clears. The rest of the Surrender Value will be processed as usual.

SURRENDER RESTRICTIONS

Generally, Internal Revenue Code Section 403(b)(11) permits total or partial distributions from a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age 59 1/2, separation from service, death or disability.

Under the TEXAS STATE OPTIONAL RETIREMENT PROGRAM, and in many Section 403(b) contracts, no surrender or partial surrender will be allowed except for termination of employment, retirement or death.

Under the FLORIDA STATE OPTIONAL RETIREMENT PROGRAM, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except for termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:

  - death benefits; and

  - certain small amounts approved by the State of Florida.

Under the LOUISIANA OPTIONAL RETIREMENT PLAN retirement benefits must be paid in the form of a lifetime income, and except for death benefits, single sum surrenders and partial surrenders out of the plan are not permitted.

Other employer-sponsored plans may also impose restrictions on the timing and form of surrenders from the contract.

PARTIAL SURRENDERS

You may request a partial surrender of your Account Value at any time, subject to any applicable surrender restrictions. A partial surrender plus any surrender charge will reduce your Account Value. Partial surrenders will be paid from the Fixed Account Options and Variable Account Options for the payment of Account Value.

The reduction in the number of Purchase Units credited to your Account Value will equal:

     The amount                            Your Purchase
     surrendered                            Units next
      + (PLUS)                            computed after
   Any Surrender     / (DIVIDED BY)        the written
      Charge                               request for
                                           surrender is
                                          received at our
                                            Home Office

The Surrender Value will be reduced by a full quarterly account maintenance fee charged in the case of a full surrender during a quarter.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------

We issue other fixed and/or variable annuity contracts (others contracts) in addition to Independence Plus. We will allow you, under certain conditions, to exchange from one of these other contracts to Independence Plus. This exchange privilege will be available only to other contracts purchased through your employer-sponsored retirement plan and for which we have not yet started making payments under a Payout Option. If you elect to exercise one of these exchange rights, you should contact your nearest Regional Office at the addresses shown in the back of this prospectus. An exchange may require the issuance of a contract or may be subject to any other requirements that the Company may impose.

RESTRICTIONS ON EXCHANGE PRIVILEGE

We will impose certain general restrictions and rules on the exchange privileges

    - Partial exchanges are not permitted.

Additionally, if you have your money in a fixed account of one of the other contracts or in a fixed annuity contract, you must exchange directly into the Fixed Account Options of Independence Plus. You will be subject to all of the rules that apply to the Fixed Account Options in Independence Plus. For example, you will be subject to the rules concerning transfers among investment options as stated in the Transfers Between Investment Options section in this prospectus. We may, at our option, waive any transfer restrictions for a stated period of time. If we waive these transfer restrictions, you will be allowed to exchange to any investment option available in Independence Plus.

WE RESERVE THE RIGHT TO TERMINATE, MODIFY OR SUSPEND THESE EXCHANGE PRIVILEGES AT ANY TIME.

AGENTS' AND MANAGERS' RETIREMENT PLAN
EXCHANGE OFFER

General. All eligible agents and managers of the Company are allowed to participate in the Company's Agents' and Managers' Retirement Plan ("Plan"). We grant to participants in the Plan the right to effect a voluntary exchange of their units of interest under the Company's SA-1 Contracts for the equivalent units of interest in Independence Plus.

Agents and managers of VALIC who enter into the voluntary exchange will not incur under Independence Plus any surrender charges or account maintenance fees. Other individuals who may exchange to Independence Plus from SA-1 Contracts may have surrender charges and account maintenance fees imposed under Independence Plus. All other provisions with regard to exchange offers referenced in the section entitled "Exchange Offers" will apply to the Agents' and Managers' Retirement Plan Exchange Offer.

DEATH BENEFITS
--------------------------------------------------------------------------------

Independence Plus will pay death benefits during either the Purchase Period or the Payout Period. How these death benefits will be paid are discussed below. The death benefit provisions in Independence Plus may vary from state to state.

BENEFICIARY INFORMATION

The Beneficiary may receive death benefits:

- In a lump sum; or

- In the form of an annuity under any of the Payout Options stated in the Payout Period section of this prospectus subject to the restrictions of that Payout Option.

Payment of any death benefits must be within the time limits set by federal tax law and by the plan, if any.

Beneficiaries Other Than Spouses.

If the Beneficiary is not the spouse of the Annuitant, death benefits must be paid.

- In full within 5 years after the Annuitant's death; or

- By payments beginning within 1 year after the Annuitant's death under:

- A life annuity;

- A life annuity with payments certain; or

- An annuity for a designated period not exceeding the Beneficiary's life expectancy.

If the Annuitant dies before the Annuity Date, the Beneficiary as named by you may receive the payout.

Payments certain or payments for a designated period cannot be for a greater period of time than the Beneficiary's life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under Independence Plus.

DURING THE PURCHASE PERIOD

If death occurs during the Purchase Period, the death benefit will be the greater of:

  Your Account Value on the Date Proof of Death is Received by VALIC

   OR

   100% of Purchase Payments (to Fixed and/or Variable Account Options)

   - (MINUS)

  Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option

DURING THE PAYOUT PERIOD

If death occurs during the Payout Period, your Beneficiary may receive a death benefit depending on the Payout Option selected. The amount of death benefits will also depend on the Payout Option that you selected. The Payout Options available in Independence Plus are described in the "Payout Period" section of this prospectus.

- If the Life Only Option or Joint and Last Survivor Life Option were chosen, there will be no death benefit.

- If the Life With Guaranteed Period Option, Life with Cash or Unit Refund Option or Payment for a Designated Period Option were chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

  - Receive the present value of any remaining payments in a lump sum; or

  - Receive the remaining payments under the same terms of the option chosen by the deceased Participant and be entitled to elect anytime thereafter to receive the present value of any remaining payments in a lump sum; or

  - Receive the present value of any remaining payments applied under the Payment for a Designated Period Option for a period equal to or shorter than the period remaining. Spouse beneficiaries may be entitled to more favorable treatment under federal tax law.

BENEFICIARY -- the person
designated to receive Payout
Payments upon the death of
an Annuitant.

ANNUITANT -- the individual,
(in most cases this person is
you) to whom Payout
Payments will be paid.

CONTRACT OWNER -- either
your employer or organization
in the case of a group
contract or the Annuitant in
the case of an individual
contract. If the contract is an
individual non-qualified type,
this is generally the Annuitant
but is not required to be. Also,
a Contingent Contract
Owner may be designated.

FIXED ACCOUNT OPTIONS -- a
particular subaccount into
which your Purchase
Payments and Account Value
may be allocated to fixed
investment options. Currently,
the Fixed Account Options in
Independence Plus are Fixed
Account Plus and Short-Term
Fixed Account. Each option
of this type is guaranteed to
earn at least a minimum rate
of interest.

VARIABLE ACCOUNT
OPTIONS -- investment
options that correspond to
VALIC Separate Account A
Divisions offered by Independence
Plus. Investment returns on
Variable Account Options
will be positive or negative
depending on the investment
performance of the
underlying mutual fund.

HOW TO REVIEW INVESTMENT PERFORMANCE
OF SEPARATE ACCOUNT DIVISIONS
--------------------------------------------------------------------------------

We will advertise information about the investment performance of VALIC Separate Account A Divisions. Our advertising of past investment performance results does not mean that future performance will be the same. The performance information will not predict what your actual investment experience will be in that Division or show past performance under an actual contract. We may also show how the Divisions rank on the basis of data compiled by independent ranking services.

TYPES OF INVESTMENT PERFORMANCE
INFORMATION ADVERTISED

We may advertise the Division's Total Return Performance information and Yield Performance information.

TOTAL RETURN PERFORMANCE INFORMATION

Total Return Performance Information is based on the overall dollar or percentage change in value of an assumed investment in a Division over a given period of time.

There are seven ways Total Return Performance Information may be advertised:

  - Standard Average Annual Total Return

  - Nonstandard Average Annual Total Return

  - Cumulative Total Return

  - Annual Change in Purchase Unit Value

  - Cumulative Change in Purchase Unit Value

  - Total Return Based on Different Investment Amounts

  - An Assumed Account Value of $10,000

Each of these is described below.

STANDARD AVERAGE ANNUAL TOTAL RETURN

Standard Average Annual Total Return shows the average percentage change in the value of an investment in the Division from the beginning to the end of a given historical period. The results shown are after all charges and fees have been applied against the Division. This will include account maintenance fees and surrender charges that would have been deducted if you surrendered Independence Plus at the end of each period shown. Premium taxes are not deducted. This information is calculated for each Division based on how an initial assumed payment of $1,000 performed at the end of 1, 3, 5 and 10 year periods.

The return for periods of more than one year are annualized to obtain the average annual percentage increase (or decrease) during the period. Annualization assumes that the application of a single rate of return each year during the period will produce the ending value, taking into account the effect of compounding.

NONSTANDARD AVERAGE ANNUAL TOTAL RETURN

Nonstandard Average Annual Total Return is calculated in the same manner as the Standard Average Annual Total Return. However, Nonstandard Average Annual Total Return shows only the historic investment results of the Division. Account maintenance fees, surrender charges and premium taxes are not deducted.

CUMULATIVE TOTAL RETURN

Cumulative Total Return assumes the investment in Independence Plus will stay in the Division beyond the time that a surrender charge would apply. It may be calculated for 1, 3, 5 and 10 year periods. It is based on an assumed initial investment of $10,000. The Cumulative Return will be calculated without deduction of account maintenance fees, surrender charges or premium taxes.

ANNUAL CHANGE IN PURCHASE UNIT VALUE

Annual Change in Purchase Unit Value is a percentage change during a one year period. This is calculated as follows:

  - The Purchase Unit Value at the start of the year is subtracted from the Purchase Unit Value at the end of the year;

  - The difference is divided by the Purchase Unit Value at the start of the year.

Account maintenance fees, surrender charges and premium taxes are not deducted. The effect of these charges, if deducted, would reduce the Division's Annual Change in Purchase Unit Value.

DIVISIONS -- subaccounts of
VALIC Separate Account A
which represent the Variable
Account Options in Independence
Plus. Each Division
invests in a different mutual
fund, each having its own
investment objective and
strategy.

PURCHASE PAYMENTS -- an
amount of money you pay to
VALIC to receive the benefits
of an annuity Contract offered
by Independence Plus.

For more information on how
TOTAL RETURN PERFORMANCE
INFORMATION is calculated,
see the Statement of
Additional Information.

--------------------------------------------------------------------------------

CUMULATIVE CHANGE IN PURCHASE UNIT VALUE

Cumulative Change in Purchase Unit Value is a percentage change from the beginning to the end of a period usually greater than one year. Otherwise, it is calculated in the same way as the Annual Change in Purchase Unit Value.

TOTAL RETURN BASED ON DIFFERENT
INVESTMENT AMOUNTS

We may show total return information based on different investment amounts. For example, we may show $200 a month for 10 years, or $100 a month to age 65. Fees may or may not be included. Each performance illustration will explain the Independence Plus charges and fees imposed on the Division.

AN ASSUMED ACCOUNT VALUE OF $10,000

We may show annual values based on an initial investment of $10,000. This will not reflect any deduction for account maintenance fees, surrender charges and premium taxes.

YIELD PERFORMANCE INFORMATION

We may advertise Yield Performance, at a given point in time. A Division's yield is one way of showing the rate of income the Division is earning as a percentage of the Division's Purchase Unit Value.

AGSPC MONEY MARKET DIVISION

We may advertise the AGSPC Money Market Division's Current Yield and Effective Yield.

The Current Yield refers to the income produced by an investment in the AGSPC Money Market Division over a given 7-day period. The Current Yield does not take into account surrender charges, account maintenance fees or premium taxes. The income produced over a 7 day period is then "annualized." This means we are assuming the amount of income produced during the 7-day period will continue to be produced each week for an entire year. The annualized amount is shown as a percentage of the investment. For the AGSPC Money Market Division the 7-day Current Yield for the last 7 days ended December 31, 1998 was 3.64%.

The Effective Yield is calculated in a manner similar to the Current Yield. But, when the yield is annualized the income earned is assumed to be reinvested. The compounding effect will cause the Effective Yield to be higher than the Current Yield. For the AGSPC Money Market Division the 7-day Effective Yield for the last 7 days ended December 31, 1998 was 3.71%.

DIVISIONS OTHER THAN THE AGSPC MONEY MARKET DIVISION

We may advertise the standardized yield performance for each Division other than the AGSPC Money Market Division. The yield for each of these Divisions will be determined as follows:

  - We will subtract the account maintenance fee from the average daily net investment income per Purchase Unit;

  - We will divide the remainder by the Purchase Unit Value on the last day of the period; and

  - We will annualize the result.

PERFORMANCE INFORMATION:

AVERAGE ANNUAL TOTAL RETURN, CUMULATIVE RETURN AND ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE TABLES.

In the sections above we have described a number of ways we may advertise information about the investment performance of VALIC Separate Account A Divisions. Certain performance information for each VALIC Separate Account A Division is printed in the tables below.

The information presented does not reflect the advantage under Independence Plus of deferring federal income tax on increases in Account Value due to earnings attributable to Purchase Payments (see "Federal Tax Matters" in the prospectus and in the Statement of Additional Information.) The information presented also does not reflect the advantage under Qualified Contracts of deferring federal income tax on Purchase Payments.

The performance results shown in the following tables are not an estimate or guarantee of future investment performance, and do not represent the actual experience of amounts invested by a particular Participant.

                                                                         TABLE I

                          AVERAGE ANNUAL TOTAL RETURN
           WITH SURRENDER CHARGE AND ACCOUNT MAINTENANCE FEE IMPOSED*
        (FROM SEPARATE ACCOUNT DIVISION INCEPTION TO DECEMBER 31, 1998)

                                                      DIVISION
                                                      INCEPTION      SINCE
                 FUND AND DIVISION                      DATE       INCEPTION    10 YEARS    5 YEARS    3 YEARS    1 YEAR
                 -----------------                    ---------    ---------    --------    -------    -------    ------
AGSPC Asset Allocation (Division 5) (1).............  09/06/83        8.95%      10.33%      12.85%     14.77%    12.14%
AGSPC Capital Conservation (Division 7).............  01/16/86        5.73        6.71        4.12       3.19      1.47
AGSPC Government Securities (Division 8)............  01/16/86        5.83        7.01        4.31       3.89      2.97
AGSPC International Equities (Division 11)..........  10/02/89        4.03          --        7.24       6.43     12.52
AGSPC International Government Bond (Division 13)...  10/01/91        7.74          --        5.66       2.49     10.88
AGSPC MidCap Index (Division 4)**...................  10/13/82**     16.37          --       16.72      20.60     12.75
AGSPC Money Market (Division 6).....................  01/16/86        4.27        4.14        2.93       2.45     (0.60)
AGSPC Small Cap Index (Division 14).................  05/01/92       11.67          --        9.68       9.34     (7.32)
AGSPC Social Awareness (Division 12)................  10/02/89       15.29          --       21.89      25.91     20.97
AGSPC Stock Index (Division 10).....................  04/20/87       14.19       17.20       21.95      25.61     22.09

---------------

 * The performance figures in the Table reflect the investment performance for the Divisions for the stated periods and should not be used to infer that future performance will be the same.

** The Division commenced operations on October 13, 1982 as the Capital Accumulation Fund. Effective October 1, 1991, the Fund underlying the AGSPC MidCap Index Division changed its name from the Capital Accumulation Fund to the MidCap Index Fund and amended its investment objective, investment program and investment restrictions accordingly. The performance figures for the AGSPC MidCap Index Division reflect the performance of the MidCap Index Fund since October 1, 1991.

(1) The AGSPC Asset Allocation Fund was formerly known as the Timed Opportunity Fund.

                                                                        TABLE II
                          AVERAGE ANNUAL TOTAL RETURN
          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED*
        (FROM SEPARATE ACCOUNT DIVISION INCEPTION TO DECEMBER 31, 1998)

                                                            DIVISION
                                                            INCEPTION     SINCE
                    FUND AND DIVISION                         DATE      INCEPTION   10 YEARS   5 YEARS   3 YEARS   1 YEAR
                    -----------------                       ---------   ---------   --------   -------   -------   ------
AGSPC Asset Allocation (Division 5)(1)....................   09/06/83      9.05%     10.44%     13.56%    16.09%   17.19%
AGSPC Capital Conservation (Division 7)...................   01/16/86      5.84       6.81       5.05      4.80     6.30
AGSPC Government Securities (Division 8)..................   01/16/86      5.94       7.11       5.23      5.48     7.86
AGSPC International Equities (Division 11)................   10/02/89      4.13         --       8.08      7.95    17.57
AGSPC International Government Bond (Division 13).........   10/01/91      7.84         --       6.55      4.12    15.92
AGSPC MidCap Index (Division 4)**.........................   10/13/82**   16.48         --      17.35     21.81    17.80
AGSPC Money Market (Division 6)...........................   01/16/86      4.38       4.25       3.90      4.08     4.12
AGSPC Small Cap Index (Division 14).......................   05/01/92     11.77         --      10.46     10.78    (2.92)
AGSPC Social Awareness (Division 12)......................   10/02/89     15.40         --      22.44     27.04    26.03
AGSPC Stock Index (Division 10)...........................   04/20/87     14.29      17.29      22.51     26.74    27.14

---------------

  * The performance figures in the Table reflect the investment performance for the Divisions for the stated periods and should not be used to infer that future performance will be the same.

 ** The Division commenced operations on October 13, 1982 as the Capital
    Accumulation Fund. Effective October 1, 1991, the Fund underlying the AGSPC MidCap Index Division changed its name from the Capital Accumulation Fund to the MidCap Index Fund and amended its investment objective, investment program and investment restrictions accordingly. The performance figures for the AGSPC MidCap Index Division reflect the performance of the MidCap Index Fund since October 1, 1991.

(1) The AGSPC Asset Allocation Fund was formerly known as the Timed Opportunity Fund.

                                                                       TABLE III
                               CUMULATIVE RETURN
          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED*
        (FROM SEPARATE ACCOUNT DIVISION INCEPTION TO DECEMBER 31, 1998)

                                                       DIVISION
                                                       INCEPTION      SINCE
                  FUND AND DIVISION                      DATE       INCEPTION    10 YEARS    5 YEARS    3 YEARS    1 YEAR
                  -----------------                    ---------    ---------    --------    -------    -------    ------
AGSPC Asset Allocation (Division 5)(1)...............  09/06/83      277.25%      169.99%     88.88%     56.47%    17.19%
AGSPC Capital Conservation (Division 7)..............  01/16/86      108.58        93.33      27.96      15.11      6.30
AGSPC Government Securities (Division 8).............  01/16/86      111.17        98.83      29.06      17.35      7.86
AGSPC International Equities (Division 11)...........  10/02/89       45.46           --      47.47      25.78     17.57
AGSPC International Government Bond (Division 13)....  10/01/91       72.80           --      37.32      12.88     15.92
AGSPC MidCap Index (Division 4)**....................  10/13/82**    202.14           --     122.59      80.73     17.80
AGSPC Money Market (Division 6)......................  01/16/86       74.26        51.60      21.07      12.73      4.12
AGSPC Small Cap Index (Division 14)..................  05/01/92      110.05           --      64.46      35.96     (2.92)
AGSPC Social Awareness (Division 12).................  10/02/89      276.23           --     175.23     105.02     26.03
AGSPC Stock Index (Division 10)......................  04/20/87      377.21       392.64     175.95     103.59     27.14

---------------

 * The performance figures in the Table reflect the investment performance for the Divisions for the stated periods and should not be used to infer that future performance will be the same.

** The Division commenced operations on October 13, 1982 as the Capital Accumulation Fund. Effective October 1, 1991, the Fund underlying the AGSPC MidCap Index Division changed its name from the Capital Accumulation Fund to the MidCap Index Fund and amended its investment objective, investment program and investment restrictions accordingly. The performance figures for the AGSPC MidCap Index Division reflect the performance of the MidCap Index Fund since October 1, 1991.

(1) The AGSPC Asset Allocation Fund was formerly known as the Timed Opportunity Fund.

                                                                        TABLE IV
              ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE
          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED*
               (PERIOD FROM SEPARATE ACCOUNT DIVISION INCEPTION)

   ANNUAL CHANGE IN PURCHASE UNIT VALUE FOR THE 12 MONTHS ENDED DECEMBER 31*

           FUND AND DIVISION               1998     1997     1996     1995    1994     1993     1992      1991     1990     1989
           -----------------              ------   ------   ------   ------   -----    -----   ------    ------   ------    -----
AGSPC Asset Allocation (Division
  5)(1).................................   17.19%   21.40%    9.99%   23.55%  (2.29)%   8.19%   (1.71)%   20.13%   (3.38)%  15.81%
AGSPC Capital Conservation (Division
  7)....................................    6.30     7.49     0.75    19.58   (7.04)   10.88     7.55     16.00    (1.28)   10.63
AGSPC Government Securities (Division
  8)....................................    7.86     7.83     0.90    16.31   (5.44)    9.70     6.14     13.59     4.91    11.03
AGSPC International Equities (Division
  11)...................................   17.57     1.18     5.75     9.67    6.90    28.58   (14.31)    10.06   (20.90)    2.84
AGSPC International Government Bond
  (Division 13).........................   15.92    (5.79)    3.36    17.63    3.42    13.08     2.05      9.05       --       --
AGSPC MidCap Index (Division 4)**.......   17.80    30.45    17.61    29.24   (4.70)   11.78     8.79     11.63       --       --
AGSPC Money Market (Division 6).........    4.12     4.13     3.97     4.51    2.77     1.67     2.22      4.49     6.83     7.92
AGSPC Small Cap Index (Division 14).....   (2.92)   21.18    15.57    26.39   (4.30)   14.77    11.28        --       --       --
AGSPC Social Awareness (Division 12)....   26.03    32.52    22.75    37.57   (2.42)    6.84     2.31     26.63    (2.21)    1.00
AGSPC Stock Index (Division 10).........   27.14    31.77    21.53    35.95   (0.30)    8.78     5.58     27.70    (4.83)   27.88

                      CUMULATIVE CHANGE IN PURCHASE UNIT VALUE FOR EACH PERIOD END SINCE DECEMBER 31, 1988*

AGSPC Asset Allocation (Division
  5)(1).................................  169.99%  130.40%   89.79%   72.55%  39.67%   42.94%   32.12%    34.42%   11.89%   15.81%
AGSPC Capital Conservation (Division
  7)....................................   93.33    81.87    69.20    67.95   40.44    51.08    36.26     26.69     9.22    10.63
AGSPC Government Securities (Division
  8)....................................   98.83    84.33    70.95    69.43   45.67    54.06    40.44     32.31    16.48    11.03
AGSPC International Equities (Division
  11)...................................   45.46    23.73    22.29    15.65    5.45    (1.36)  (23.29)   (10.48)  (18.66)    2.84
AGSPC International Government Bond
  (Division 13).........................   72.80    49.06    58.22    53.08   30.14    25.83    11.28      9.05       --       --
AGSPC MidCap Index (Division 4)**.......  202.14   156.48    96.61    67.18   29.36    35.74    21.43     11.63       --       --
AGSPC Money Market (Division 6).........   51.60    45.59    39.82    34.47   28.67    25.21    23.16     20.48    15.30     7.92
AGSPC Small Cap Index (Division 14).....  110.05   116.36    78.54    54.49   22.23    27.72    11.28        --       --       --
AGSPC Social Awareness (Division 12)....  276.23   198.53   125.27    83.51   33.39    36.70    27.95     25.06    (1.23)    1.00
AGSPC Stock Index (Division 10).........  392.64   287.48   194.06   141.97   77.99    78.53    64.11     55.43    21.71    27.88

---------------

 * The performance figures in the Table reflect the investment performance for the Divisions for the stated periods and should not be used to infer that future performance will be the same.

** The Division commenced operations on October 13, 1982 as the Capital Accumulation Fund. Effective October 1, 1991, the Fund underlying the AGSPC MidCap Index Division changed its name from the Capital Accumulation Fund to the MidCap Index Fund and amended its investment objective, investment program and investment restrictions accordingly. The performance figures for the AGSPC MidCap Index Division reflect the performance of the MidCap Index Fund since October 1, 1991.

(1) The AGSPC Asset Allocation Fund was formerly known as the Timed Opportunity Fund.

OTHER CONTRACT FEATURES
--------------------------------------------------------------------------------

CHANGES THAT MAY NOT BE MADE
The following terms in Independence Plus may not be changed once your account has been established:

  - The Contract Owner;

  - The Participant; and

  - The Annuitant.

CHANGE OF BENEFICIARY

The Beneficiary (if not irrevocable) may usually be changed at any time.

Under some retirement programs, the right to name or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain tax laws and regulations.

If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant's estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary's estate.

CANCELLATION -- THE 10 DAY "FREE LOOK"

The Contract Owner may cancel an individual contract by returning it to the Company within 10 days after delivery. (A longer period will be allowed if required under state law.) A refund will be made to the Contract Owner within 7 days after receipt of the Contract within the required period. The amount of the refund will be equal to all Purchase Payments received or the amount required under state law, if larger.

WE RESERVE CERTAIN RIGHTS

We reserve the right to:

  - Amend the Contract to conform with substitutions of investments;

  - Amend the Contract to comply with tax or other laws;

  - Operate VALIC Separate Account A as a management investment company under the Act, in consideration of an investment management fee or in any other form permitted by law;

  - Deregister VALIC Separate Account A under the Act, if registration is no longer required;

RELATIONSHIP TO EMPLOYER'S PLAN

If the Contract is being offered as a retirement plan through your employer, you should always refer to the terms and conditions in your employer's plan when reviewing the description of Independence Plus in this prospectus.

VOTING RIGHTS
--------------------------------------------------------------------------------

As discussed in the "About VALIC Separate Account A" section of this prospectus, VALIC Separate Account A holds on your behalf shares of the Funds which comprise the Variable Account Options. From time to time the Funds are required to hold a shareholder meeting to obtain approval from their shareholders for certain matters. As a Participant, you may be entitled to give voting instructions to us as to how VALIC Separate Account A should vote its Fund shares on these matters. Those persons entitled to give voting instructions will be determined before the shareholders meeting is held. For more information about these shareholder meetings and when they may be held, see the Funds' prospectuses.

WHO MAY GIVE VOTING INSTRUCTIONS

In most cases during the Purchase Period, you will have the right to give voting instructions for the shareholder meetings. This will be true in most cases even if your employer is the Contract Owner. Contract Owners will instruct VALIC Separate Account A in accordance with your instructions. You will receive proxy material and a form on which voting instructions may be given before the shareholder meeting is held.

You will not have the right to give voting instructions if Independence Plus was issued in connection with a nonqualified and unfunded deferred compensation plan.

DETERMINATION OF FUND SHARES
ATTRIBUTABLE TO YOUR ACCOUNT

During Purchase Period

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

During Payout Period or after a Death
Benefit Has Been Paid

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting. At such time, the Annuitant, or the Beneficiary after the Annuitant's death, will be entitled to give voting instructions for shareholder meetings.

HOW FUND SHARES ARE VOTED

The Funds which comprise the Variable Account Options in Independence Plus may have a number of shareholders including VALIC Separate Account A, VALIC's other affiliated insurance company separate accounts and retirement plans within the American General group of companies.

VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all Participant Accounts invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received.

In the future, we may decide how to vote the shares of VALIC Separate Account A in a different manner if permitted at that time under federal securities law.

VALIC SEPARATE
ACCOUNT A -- a segregated
asset account established by
VALIC under the Texas
Insurance Code. The purpose
of VALIC Separate Account A
is to receive and invest your
Purchase Payments and
Account Value in the Variable
Account Options you have
selected.

FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

Independence Plus provides tax-deferred accumulation over time, but is subject to federal income and excise taxes, mentioned briefly below. You should refer to the Statement of Additional Information for further details. Section references are to the Internal Revenue Code ("Code"). We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under "Premium Tax Charge." Remember that future legislation could modify the rules discussed below, and always consult your personal tax adviser regarding how the current rules apply to your specific situation.

TYPE OF PLANS

Tax rules vary, depending on whether the Contract is offered under your employer's tax-qualified retirement program, as a Section 408(b) Individual Retirement Annuity ("IRA"), or is instead a nonqualified Contract. Independence Plus is used under the following types of retirement arrangements:

  - Section 403(b) annuities for employees of public schools and Section 501(c)(3) tax-exempt organizations;

  - Section 401(a) and 403(a) qualified plans of all employers and other employers (including self-employed individuals);

  - Section 408(b) IRAs;

  - Section 457 deferred compensation plans of governmental and tax-exempt employers;

  - Section 408(k)SEPs and SARSEPs;

  - Section 408(p) SIMPLE retirement accounts.

The foregoing Contracts are "Qualified Contracts."

Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract.

In addition, Independence Plus is also available through "Non-Qualified Contracts." Such Non-Qualified Contracts generally include unfunded, nonqualified deferred compensation plans of corporate employers, as well as individual annuity contracts issued to individuals outside of the context of any formal employer or employee retirement plan or arrangement.

TAX CONSEQUENCES IN GENERAL

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the Statement of Additional Information, the documents (if any) controlling the retirement arrangement through which the contract is offered, and your personal tax adviser.

Purchase Payments under Independence Plus can be made as contributions by employers, or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. After-tax employee contributions constitute "investment in the Contract." All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the Statement of Additional Information for special rules, including those applicable to taxable, non-natural owners of Non-Qualified Contracts.

Distributions are taxed differently depending on the program through which Independence Plus is offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution which is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations.

Amounts subject to income tax may also incur excise or penalty taxes, under the circumstances described in the Statement of Additional Information. Generally, they would also be subject to some form of federal income tax withholding unless rolled into another tax-deferred vehicle. Required withholding will vary according to type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.

Investment earnings on contributions to Non-Qualified Contracts which are not owned by (or, generally, for the benefit of) natural persons will be taxed currently to the owner and such contracts will not be treated as annuities for federal income tax purposes.

EFFECT OF TAX-DEFERRED ACCUMULATIONS

The chart below compares the results from Premium Payments made to:

  - An Independence Plus Contract issued to a tax favored retirement program purchased with pre-tax premium payments;

  - A non-qualified Contract purchased with after-tax Premium Payments and;

--------------------------------------------------------------------------------

  - Conventional savings vehicles such as savings accounts.

                        THE POWER OF TAX-DEFERRED GROWTH
                                  [BAR GRAPH]

This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax deferred plan, (2) contributing $100 to a nonqualified, tax-deferred annuity, and (3) contributing $100 per month ($138.89 since contributions are made before tax) to a qualified tax-deferred plan. The chart assumes a 28% tax rate and an 8% fixed rate of return. Variable options incur mortality and expense risk fee charges and may also incur account maintenance fees and surrender charges. The chart does not reflect the deduction of any such fees. The dotted lines represent the amounts remaining after withdrawal and payment of taxes and any surrender charge. An additional 10% tax penalty may apply to withdrawals before age 59 1/2. This information is for illustrative purposes only and is not a guarantee of future return.

Unlike savings accounts, Premium Payments made to tax-favored retirement programs and Non-Qualified Contracts generally provide tax deferred treatment on earnings. In addition, Premium Payments made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program increases the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.

To further illustrate the advantages of tax deferred savings using a 28% Federal tax bracket, an annual fixed yield (before the deduction of any fees or charges) of 8% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual fixed yield of 5.76% under a conventional savings program. The 8% yield on the tax-favored program will be reduced by the impact of income taxes upon withdrawal. The yield will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees and charges) after-tax amounts that would be received.

By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a conventional savings account:

                              PAYCHECK COMPARISON

                            TAX-FAVORED        CONVENTIONAL
                            RETIREMENT           SAVINGS
                              PROGRAM            ACCOUNT
                            -----------        ------------
Annual amount available
  for savings before
  federal taxes.........      $2,500              $2,500
Current federal income
  tax due on Purchase
  Payments..............           0               (700)
Net retirement plan
  Purchase Payments.....      $2,500              $1,800

This chart assumes a 28% federal income tax rate. The $700 which is paid toward current federal income taxes reduces the actual amount saved in the conventional savings account to $1,800 while the full $2,500 is contributed to the tax-qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,500, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,800 while the contribution to a conventional savings account requires the full $2,500 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under Section 403(b) of the Code, which allows participants to exclude contributions (within limits) from gross income.

YEAR 2000
--------------------------------------------------------------------------------

YEAR 2000 RISKS

Like other organizations and individuals around the world, VALIC could be adversely affected if the computer systems used by VALIC, as well as by other service providers over which VALIC may have no control, do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly referred to as the "Year 2000 Problem." VALIC is taking steps that it believes are reasonably designed to address the Year 2000 Problem with respect to the computer systems VALIC uses. The following are some of the initiatives being taken by VALIC to deal with the Year 2000 Problem.

  - INTERNAL SYSTEMS. VALIC has developed a plan to deal with the Year 2000 Problem. This plan includes the five steps that we believe are essential to Year 2000 readiness. The plan includes the following activities: (1) perform an inventory of VALIC's information technology and non-information technology systems; (2) assess which items in the inventory may expose VALIC to business interruptions caused by the Year 2000 Problem; (3) reprogram or replace systems that are not Year 2000 ready; (4) test systems to prove that they will work correctly into the year 2000; and (5) return the systems to operations. As of December 31, 1998, we have substantially completed all steps with respect to our critical systems.

  - EXTERNAL SYSTEMS. VALIC has relationships with various third parties that must also be Year 2000 ready. Third parties are companies that provide certain services to VALIC. Third parties are different from internal systems in that VALIC has less, or no, control over their Year 2000 readiness. VALIC has developed a plan to review and try to lessen the Year 2000 risks of third parties. As of December 31, 1998, VALIC has substantially completed its review of third party Year 2000 risks. VALIC intends to test third party Year 2000 readiness throughout 1999.

  - CONTINGENCY PLANS. VALIC has begun contingency planning to reduce the risk associated with the Year 2000 Problem. The contingency plans for third party relationships include the following activities: (1) evaluate the consequences of any failures associated with the Year 2000 Problem; (2) determine the chance of a Year 2000-related failure for systems that have a high chance of failing; (3) develop an action plan to complete contingency plans for those systems that rank high in both impact of failure and chance of failure; and (4) complete any action plans.

VALIC expects to substantially complete all contingency planning activities by April 30, 1999.

RISKS AND UNCERTAINTIES. Based on the above, VALIC believes that it will experience, at most, isolated and minor disruptions of business systems on and after January 1, 2000. These disruptions are not expected to have a material effect on VALIC's operations or financial condition. However, it is impossible to know exactly how the Year 2000 Problem will affect VALIC. In addition, third party Year 2000 Problems may have a significant impact on VALIC.

Through December 1998, VALIC has incurred and expensed $26.7 million (pretax) related to Year 2000 readiness, including $20.2 million incurred during 1998. VALIC currently anticipates that it will incur future costs of $2.1 million for additional internal staff, third party vendors, and other expenses to maintain readiness and complete third party contingency plans.

                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION


                                                   PAGE
                                                   ----
General Information..............................    3
    Marketing Information........................    3
    Types of Variable Annuity Contracts..........    5
Federal Tax Matters..............................    5
    General......................................    5
    Taxes Payable by Participants and
       Annuitants................................    5
    Section 403(b) Annuities for Employees of
       Certain Tax-Exempt Organizations or Public
       Educational Institutions..................    5
    Section 401 Qualified Pension, Profit-Sharing
       or Annuity Plans..........................    6
    Section 408(b) Individual Retirement
       Annuities (other than Roth IRAs)..........    7
    Simplified Employee Pension Plans............    8
    Section 457 Deferred Compensation Plans of
       Public Employers and Tax-Exempt
       Organizations.............................    8
    Private Employer Unfunded Deferred
       Compensation Plans........................    9
    Non-Qualified Contracts......................    9
    Fund Diversification.........................   10
Exchange Privilege...............................   10
    General......................................   10
    Differences between New and Existing
       Contracts.................................   11
    Agents' and Managers' Retirement Plan
       Exchange Offer............................   13
    Availability of Offer........................   14
Calculation of Surrender Charge..................   15
    Illustration of Surrender Charge on Total
       Surrender.................................   15
    Illustration of Surrender Charge on a 10%
       Partial Surrender Followed by a Full
       Surrender.................................   16
Purchase Unit Value..............................   17
    Illustration of Calculation of Purchase Unit
       Value.....................................   17
    Illustration of Purchase of Purchase Units...   17
Performance Calculations.........................   18
Money Market Division Yields.....................   18
    Calculation of Current Yield for Money Market
       Division Six..............................   18
    Illustration of Calculation of Current Yield
       Money Market Division Six.................   18
    Calculation of Effective Yield for Money
       Market Division Six.......................   18
    Illustration of Calculation of Effective
       Yield for Money Market Division Six.......   18
Standardized Yield for Divisions Seven, Eight and
  Thirteen.......................................   18

                                                   PAGE
                                                   ----
    Calculation of Standardized Yield for
       Divisions Seven, Eight and Thirteen.......   18
    Illustration of Calculation of Standardized
       Yield for Divisions Seven, Eight and
       Thirteen..................................   18
Calculation of Average Annual Total Return.......   19
Performance Information..........................   20
    Performance Compared to Market Indices.......   20
    Stock Index Division Ten Performance Compared
       to S&P 500 Index..........................   22
    MidCap Index Division Four Performance
       Compared to S&P Index and S&P MidCap 400
       Index.....................................   23
    Small Cap Index Division Fourteen Performance
       Compared to Russell 2000(R) Index.........   24
    International Equities Division Eleven
       Performance Compared to EAFE Index........   24
    Social Awareness Division Twelve Performance
       Compared to S&P 500 Index.................   25
    Asset Allocation Division Five Performance
       Compared to S&P 500 Index, Merrill Lynch
       Corporate and Government Master Index and
       Certificate of Deposit Primary Offering by
       New York City Banks, 30 Day Index.........   26
    Capital Conservation Division Seven
       Performance Compared to Merrill Lynch
       Corporate Master Index....................   27
    Government Securities Division Eight
       Performance Compared to Lehman Brothers
       U.S. Treasury Composite Index.............   28
    International Government Bond Division
       Thirteen Performance Compared to Salomon
       Brothers Non U.S. Dollar World Government
       Bond Index................................   29
    Money Market Division Six Performance
       Compared to Certificate of Deposit Primary
       Offering by New York City Banks, 30 Day
       Index.....................................   30
Payout Payments..................................   31
    Assumed Investment Rate......................   31
    Amount of Payout Payments....................   31
    Payout Unit Value............................   31
    Illustration of Calculation of Payout Unit
       Value.....................................   32
    Illustration of Payout Payments..............   32
Distribution of Variable Annuity Contracts.......   33
Experts..........................................   33
Comments on Financial Statements.................   33

                      [This page intentionally left blank]

                REVOCATION OF TELEPHONE ASSET TRANSFER AUTHORITY

Participant/Contract Owner Name:

--------------------------------------------------------------------------------

Social Security Number:

--------------------------------------------------------------------------------

Birth Date:

--------------------------------------------------------------------------------

I am the Participant under or Contract Owner of one or more variable annuity contracts issued by The Variable Annuity Life Insurance Company ("VALIC"). I hereby instruct VALIC not to accept any telephone instructions to transfer Accumulation Values among investment options or change the allocation of future Purchase Payments from me, anyone representing me or anyone representing himself or herself to be me. I understand as a result of executing this form that the transfer of Accumulation Values or Annuity Values among investment options or changes in the allocation of future Purchase Payments may only be effected upon the receipt by VALIC of my written instructions.

------------------------------------------------------------       --------------------------
            Participant/Contract Owner Signature                              Date

Mail this form to any Regional Office (see the last page of your prospectus for addresses) or to the Home Office at the following address: VALIC, Customer Service A3-01, 2929 Allen Parkway, Houston, TX 77019.

                      (This page intentionally left blank)

Please tear off, complete and return the form below to one of our Regional Offices at the address shown on the inside back cover of this Prospectus. A Statement of Additional Information may also be ordered by calling 1-800-44-VALIC.

 ................................................................................

                          INDEPENDENCE PLUS CONTRACTS

Please send me a free copy of the Statement of Additional Information for The Variable Annuity Life Insurance Company Separate Account A (Independence Plus Contract Series).

                             (Please Print or Type)

--------------------------------------------------------------------------------


   Name:                                                  G.A. #
   ------------------------------------------------       ---------------------------------------------------

   Address:                                               Policy #
   ------------------------------------------------       --------------------------------------------------

   ------------------------------------------------

   Social Security Number:
                           ------------------------------------

-------------------------------------------------------------------------------------------------------------

                      (This page intentionally left blank)

================================================================================

                 FOR ADDITIONAL INFORMATION ABOUT THE CONTRACTS
                     CONTACT YOUR NEAREST REGIONAL OFFICE:

3535 Grandview Parkway
Suite 200
Birmingham, AL 35243
(205) 967-8955

415 N. McKinley
Suite 1050
Little Rock, AR 72205
(501) 603-2200

10851 N. Black Canyon Hwy
Suite 700
Phoenix, AZ 85029
(602) 678-1700

222 South Harbor Blvd.
10th Floor
Anaheim, CA 92805
(714) 817-8100

2450 Venture Oaks Way
Suite 120
Sacramento, CA 95833
(916) 614-1700

1900 O'Farrell St.
Suite 390
San Mateo, CA 94403
(650) 358-2900

165 South Union Blvd.
Suite 1050
Lakewood, CO 80228
(303) 988-3344

10006 N. Dale Mabry Hwy.
Suite 113
Tampa, FL 33618
(813) 961-1611

3505 Lake Lynda Drive
Suite 114
Orlando, FL 32817
(407) 482-8825

100 Ashford Center North
Suite 100
Atlanta, GA 30338
(770) 395-4700

230 West Monroe
Suite 1900
Chicago, IL 60606
(312) 214-8870

11711 N. Meridian St.
Suite 300
Carmel, IN 46032
(317) 818-5900

7310 Ritchie Highway
Suite 800
Glen Burnie, MD 21061
(410) 768-2330

1301 West Long Lake Road
Suite 340
Troy, MI 48098
(248) 641-0022

8500 Normandale Lake Blvd.
Suite 750
Bloomington, MN 55437
(612) 893-1099

4266 Interstate 55N
Suite 108
Jackson, MS 39211
(601) 981-5801

410 Amherst Street
Suite 250
Nashua, NH 03063
(603) 889-1313

90 Woodbridge Ctr. Dr.
Suite 300
Woodbridge, NJ 07095
(732) 596-1600

University Tower
3100 Tower Blvd.
Suite 1601, Box 50
Durham, NC 27707
(919) 489-6529

Two Summit Park Drive
Suite 410
Independence, OH 44131
(216) 643-6340

1800 S.W. First Avenue
Suite 505
Portland, OR 97201
(503) 223-6288

1767 Sentry Pkwy. West 19
Suite 300
Blue Bell, PA 19422
(215) 619-2270

Two International Plaza
Suite 601
Nashville, TN 37217
(615) 254-4822

5400 LBJ Freeway
Suite 1340
Dallas, TX 75240
(972) 490-1515

800 Gessner
Suite 1280
Houston, TX 77024
(713) 463-3800

7400 Beaufont Springs Drive
Suite 310
Richmond, VA 23225
(804) 272-0344

  There are also more than thirty-three branch offices located throughout the country.
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
                                 1-800-44-VALIC
      FOR UNIT VALUE INFORMATION CALL: 1-800-42-VALIC & TDD 1-800-24-VALIC
             FOR ASSET TRANSFERS BY TELEPHONE CALL: 1-800-621-7792
                               TDD 1-800-35-VALIC
                           EASYACCESS 1-800-42-VALIC
                         TDD EASYACCESS 1-800-24-VALIC

================================================================================

                                  [VALIC LOGO]

                                 PRINTED MATTER
                     PRINTED IN U.S.A.  VA 10855  REV 5/99

         (C)The Variable Annuity Life Insurance Company, Houston, Texas

                                           Recycled Paper  [RECYCLED PAPER LOGO]

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                               SEPARATE ACCOUNT A
                            UNITS OF INTEREST UNDER
                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                             CONTRACT FORM UIT-981

      --------------------------------------------------------------------

                      STATEMENT OF ADDITIONAL INFORMATION
      --------------------------------------------------------------------

                                FORM N-4 PART B
                                  MAY 1, 1999

This Statement of Additional Information is not a prospectus but contains information in addition to that set forth in the Prospectus for the Contract Form UIT-981 dated May 1, 1999 ("Contracts") and should be read in conjunction with the Prospectus. The terms used in this Statement of Additional Information have the same meaning as those set forth in the Prospectus. A Prospectus may be obtained by calling or writing The Variable Life Insurance Company (the "Company"), or A.G. Distributors, Inc. (the "Underwriter") at 2929 Allen Parkway, Houston, Texas 77019 or 1-800-44-VALIC. Prospectuses are also available from regional sales offices of the Underwriter or from its registered sales representatives.

                               TABLE OF CONTENTS

                                                  PAGE
                                                  ----
General Information.............................    3
    Marketing Information.......................    3
    Types of Variable Annuity Contracts.........    5
Federal Tax Matters.............................    5
    General.....................................    5
    Taxes Payable by Participants and
       Annuitants...............................    5
    Section 403(b) Annuities for Employees of
       Certain Tax-Exempt Organizations or
       Public Educational Institutions..........    5
    Section 401 Qualified Pension,
       Profit-Sharing of Annuity Plans..........    6
    Section 408(b) Individual Retirement
       Annuities (other than Roth IRAs).........    7
    Simplified Employee Pension Plans...........    8
    Section 457 Deferred Compensation Plans of
       Public Employers and Tax-Exempt
       Organizations............................    8
    Private Employer Unfunded Deferred
       Compensation Plans.......................    9
    Non-Qualified Contracts.....................    9
    Fund Diversification........................   10
Calculation of Surrender Charge.................   11
    Illustration of Surrender Charge on Total
       Surrender................................   11
    Illustration of Surrender Charge on a 10%
       Partial Surrender Followed by a Full
       Surrender................................   11
Purchase Unit Value.............................   13
    Illustration of Calculation of Purchase
       Units Value..............................   13
    Illustration of Purchase of Purchase
       Units....................................   13
Performance Calculations........................   14
Money Market Division Yields....................   14
    Calculation of Current Yield for Money
       Market Division Two......................   14
    Illustration of Calculation of Current Yield
       Money Market Division Two................   14
    Calculation of Effective Yield for Money
       Market Division Two......................   14

                                                  PAGE
                                                  ----
    Illustration of Calculation of Effective
       Yield for Money Market Division Two......   14
Standardized Yield for Capital Conservation
  Division One..................................   14
    Calculation of Standardized Yield for
       Capital Conservation Division One........   14
    Illustration of Calculation of Standardized
       Yield for Capital Conservation Division
       One......................................   14
Calculation of Average Annual Total Return......   15
Performance Information.........................   16
    Performance Compared to Market Indices......   16
    Asset Allocation Division Five Performance
       Compared to S&P 500(C) Index, Merrill
       Lynch Corporate and Government Master
       Index and Certificate of Deposit Primary
       Offering by New York City Banks, 30 Day
       Index....................................   18
    Capital Conservation Division One
       Performance Compared to Merrill Lynch
       U.S. Corporate High Yield Index and
       Merrill Lynch Corporate Master Index.....   19
    MidCap Index Division Four Performance
       Compared to S&P Index and S&P MidCap 400
       Index....................................   20
    Money Market Division Two Performance
       Compared to Certificate of Deposit
       Primary Offering by New York City Banks,
       30 Day Index.............................   21
    Stock Index Division Ten Performance
       Compared to S&P 500 Index................   22
Payout Payments.................................   23
    Assumed Investment Rate.....................   23
    Amount of Payout Payments...................   23
    Payout Unit Value...........................   23
    Illustration of Calculation of Payout Unit
       Value....................................   24
    Illustration of Payout Payments.............   24
Distribution of Variable Annuity Contracts......   25
Experts.........................................   25
Comments on Financial Statements................   25

                              GENERAL INFORMATION

     The Company is a stock life insurance company organized under the laws of the State of Texas and is engaged primarily in the offering and issuance of fixed and variable retirement annuity contracts and combinations thereof. The Company also is licensed to write life insurance in all states (other than Connecticut) and the District of Columbia, and annuities in all fifty states and the District of Columbia. The Company is an indirectly wholly owned subsidiary of American General Corporation.

     The Company established Separate Account A (the "Separate Account") on July 25, 1979 in accordance with the Texas Insurance Code. The Separate Account is registered with the U.S. Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940 (the "Act").

     Each Division of the Separate Account (except for AGSPC's International Government Bond Fund, which is a non-diversified fund) invests in the shares of an open-end, management-type investment company registered under the Act, or a portfolio of a diversified, open-end, management investment company registered under the Act. The Separate Account currently is made up of 53 Divisions, 5 of which are available as variable investment options under the Contracts (Divisions One, Two, Four, Five, and Ten).

MARKETING INFORMATION

     The Company has targeted not-for-profit organizations as the central focus of its marketing efforts for its Contracts. The Company has utilized as its general marketing theme the concept that the Company is "America's Retirement Plan Specialists." Specifically, the Company's marketing thrust is aimed at individuals and groups associated with public and private schools, colleges and universities, not-for-profit health care organizations, state and local governments and other not-for-profit organizations.

     This marketing concept has proven to be successful. In the aggregate, premium deposits with the Company have grown from $37,000 in 1956 to more than $3.7 billion as of December 31, 1998. The number of aggregate participant accounts has increased from 155,000 accounts in 1980 to more than 1,954,190 accounts as of December 31, 1998. The number of employer groups which have purchased Contracts has increased by 178 percent in the past ten years to more than 28,094 as of December 31, 1998. As of December 31, 1998, the Company was ranked in the top 1 percent of all U.S. life insurance companies with regard to asset size. As of December 31, 1998 the Company's assets totaled $39 billion.

     The Company's growth can also be reviewed by examining the growth in each market segment that the Company targets.

     As of December 31, 1998, the Company was marketing Contracts in more than 10,218 public and private, primary and secondary schools with more than 494,584 participant accounts for employees in public and private schools nationwide. From December 31, 1988, to December 31, 1998, the cash value of investments in these Contracts has increased by 269 percent while the number of public and private school groups in these Contracts increased 97 percent and the number of participant accounts in those Contracts increased by 111 percent.

     The Company has also increased its marketing efforts to colleges and universities. From December 31, 1988 to December 31, 1998, the number of colleges and universities which allow the Company to market Contracts to their faculty and staff members has increased 166 percent and for the same period the number of participant accounts has increased 131 percent. For the same time period cash values for participants have increased 306 percent. As of December 31, 1998, nearly 33 percent of United States colleges and universities allow the Company to market Contracts to their faculty and staff members.

     The Company has utilized as the central focus in its marketing to college and university faculty and staff members the theme that the Company is the "Alternative of Choice."

     The Company has also had growth in the health care segment of the not-for-profit organization market. From December 31, 1988 to December 31, 1998 Contract cash values have increased 802 percent. During the same period the number of health care groups that have purchased these Contracts increased 274 percent and the number of participant accounts increased 727 percent.

     The Company has also experienced growth in contracts sold to state and local governmental groups. From December 31, 1988 to December 31, 1998, Contract cash values for participants in these groups have increased 310 percent. For the same period the number of participant accounts for individuals in these groups in these Contracts increased 229 percent and the number of employer groups has increased 303 percent.

     Additionally, several states have enacted, as an alternative to state administered defined benefit retirement programs, Optional Retirement Plans
(ORPs). A state that sponsors an ORP will select the carriers which will be allowed to participate in the ORP. The Company has been selected as one of the carriers permitted to market Contracts to state employees who elect to participate in the ORP in 28 of the 31 states that sponsor ORPs as an alternative to a state defined, benefit plan and offers multiple carriers, as of December 31, 1998. From December 31, 1993 to December 31, 1998 in these ORPs the number of participant accounts increased 81 percent and cash values increased 153 percent to nearly $2.7 billion. In addition, during this time period annual ORP premiums more than doubled.

     The Company, in its marketing efforts to each of the market segments, may from time to time design sales literature and material specifically for that market segment, e.g., the health care segment of the not-for-profit organization market. This sales literature and material may also be specific to a certain group. For example, sales literature and material may be designed for a specific hospital. The sales literature and material would address specifically the group's contract and retirement plan.

     From time to time the Company may refer to the diversifying process of asset allocation based on the Modern Portfolio Theory developed by Nobel Prize winning economist Harry Markowitz. The basic assumptions of Modern Portfolio Theory are the selection of individual investments has little impact on portfolio performance, market timing strategies seldom work, markets are efficient, and portfolio selection should be made among asset classes. Modern Portfolio Theory allows an investor to determine an efficient portfolio selection that will provide a higher return with the same risk or the same return with lower risk.

     When presenting the asset allocation process the Company may outline the process of personal and investment risk analysis including determining individual risk tolerances and a discussion of the different types of investment risk. The Company may classify investors into five categories based on their risk tolerance and will quote various industry experts on which types of investments are best suited to each of the five risk categories. The industry experts quoted may include Ibbotson Associates, CDA Investment Technologies, Lipper Analytical Services, The Variable Annuity Research & Data Services ("VARDS") Report, Wilson Associates, Morningstar, Inc. and any other expert which has been deemed by the Company to be appropriate. The Company may also provide a historical overview of the performance of a variety of investment market indexes, the performance of these indexes over time, and the performance of different asset categories, such as stocks, bonds, cash equivalents, etc. The Company may also discuss investment volatility (standard deviation) including the range of returns for different asset categories and classes over different time horizons, and the correlation between the returns of different asset categories and classes. The Company may also discuss the basis of portfolio optimization including the required inputs and the construction of efficient portfolios using sophisticated computer-based techniques. Finally, the Company may describe various investment strategies and methods of implementation such as the use of index funds versus actively managed funds, the use of dollar cost averaging techniques, the tax status of contributions, and the periodic rebalancing of diversified portfolios.

     The Company may, from time to time, refer to Bankers Trust Company as subadviser to American General Series Portfolio Company ("AGSPC") Stock Index Fund (underlying Division 10).

     Bankers Trust Company, subadviser to Division 10, is a wholly owned subsidiary of Bankers Trust Corporation. On November 30, 1998, Bankers Trust Corporation entered into an Agreement and Plan of Merger with Deutsche Bank AG under which Bankers Trust Corporation and all of its subsidiaries would merge with and into a subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including retail and commercial banking, investment banking and insurance. The merger is contingent upon various regulatory approvals. On April 20, 1999, the AGSPC Fund's Board of Directors approved a new investment sub-advisory agreement with Bankers Trust Company, subject to shareholder approval. If the merger is approved and completed, Deutsche Bank AG, as the Sub-Adviser's new parent company, will control the operations of the Sub-Adviser. Bankers

Trust believes that, under this new arrangement, the services provided to the Fund will be maintained at their current level.

     On March 11, 1999, Bankers Trust announced that it had reached an agreement with the United States Attorney's Office in the Southern District of New York to resolve an investigation concerning inappropriate transfers of unclaimed funds and related recordkeeping problems that occurred between 1994 and early 1996. Pursuant to its agreement with the U.S. Attorney's Office, Bankers Trust pleaded guilty to misstating entries in the bank's books and records and agreed to pay a $60 million fine to federal authorities. Separately, Bankers Trust agreed to pay a $3.5 million fine to the State of New York. The events leading up to the guilty pleas did not arise out of the investment advisory or mutual fund management activities of Bankers Trust or its affiliates.

     As a result of the plea, absent an order from the SEC, Bankers Trust would not be able to continue to provide investment advisory services to the Fund. The SEC has granted a temporary order to permit Bankers Trust and its affiliates to continue to provide investment advisory services to registered investment companies. There is no assurance that the SEC will grant a permanent order.

TYPES OF VARIABLE ANNUITY
CONTRACTS

     Flexible payment deferred annuity Contracts are offered in connection with the Prospectus to which this Statement of Additional Information relates.

     Under flexible payment deferred annuity Contracts, Purchase Payments generally are made until retirement age is reached. However, no Purchase Payments are required to be made after the first Payment. Purchase Payments are subject to any minimum payment requirements under the Contract.

     The Contracts are non-participating and will not share in any of the profits of the Company.

FEDERAL TAX MATTERS

GENERAL

     Major changes in federal income tax laws in the past several years may affect the tax treatment of investments in the Contracts. It is not feasible to comment on all of these changes, and Contract owners should consult a qualified tax advisor for more complete information. Contract owners should also be aware that future legislation may change some of the rules discussed in the following materials.

TAXES PAYABLE BY PARTICIPANTS
AND ANNUITANTS

     The Contracts offered in connection with this prospectus are primarily used with retirement programs which receive favorable tax deferred treatment under federal income tax law, although deferred annuity contracts may be purchased with after tax dollars.

     Annuity payments or other amounts received under all Contracts generally are subject to some form of federal income tax withholding. The withholding requirement will vary among recipients depending on the type of program, the tax status of the individual and the type of payments from which taxes are withheld. Additionally, annuity payments or other amounts received under all Contracts may be subject to state income tax withholding requirements.

SECTION 403(B) ANNUITIES FOR EMPLOYEES OF CERTAIN TAX-EXEMPT ORGANIZATIONS OR PUBLIC EDUCATIONAL INSTITUTIONS

     Purchase Payments. Under section 403(b) of the Code, payments made by certain employers (i.e., tax-exempt organizations meeting the requirements of section 501(c)(3) of the Code and public educational institutions) to purchase annuity Contracts for their employees are excludable from the gross income of employees to the extent that the aggregate Purchase Payments do not exceed the limitations prescribed by section 402(g), section 403(b)(2) and section 415 of the Code. This gross income exclusion applies to employer contributions and voluntary salary reduction contributions.

     An individual's voluntary salary reduction contributions under section 403(b) are generally limited to $10,000 ($9,500 before 1998); additional catch-up contributions are permitted under certain circumstances. Combined employer and salary reduction contributions are generally limited to the smallest of: $30,000; approximately 25 percent of salary; or, an exclusion allowance which takes into account a number of factors. In addition, for plan years beginning after December 31, 1988, employer contributions must comply with various nondiscrimination rules; these rules may have the effect of further limiting the rate of employer contributions for highly compensated employees.

     Taxation of Distributions. Distributions of voluntary salary reduction amounts are restricted. The restrictions apply to amounts accumulated after December 31, 1988 (including voluntary contributions after that date and earnings on prior and current voluntary contributions). These restrictions require that no distributions will be permitted prior to one of the following events: (1) attainment of age 59 1/2, (2) separation from service, (3) death,
(4) disability, or (5) hardship (hardship distributions will be limited to the amount of salary reduction contributions exclusive of earnings thereon). Similar restrictions will apply to all amounts transferred from a Section 403(b)(7) custodial account other than rollover contributions.

     Distributions from a section 403(b) annuity Contract are taxed as ordinary income to the recipient in accordance with section 72 of the Code. Distributions received before the recipient attains age 59 1/2 generally are subject to a 10% penalty tax in addition to regular income tax. Certain distributions are excepted from this penalty tax, including distributions following (1) death, (2) disability, (3) separation from service during or after the year the participant reaches age 55, (4) separation from service at any age if the distribution is in the form of substantially equal periodic payments over the life (or life expectancy) of the Participant (or the Participant and Beneficiary), and (5) distributions for medical expenses, to the extent deductible.

     Required Distributions. Generally, distributions from section 403(b) annuities must commence no later than April 1 of the calendar year following the later of the calendar year in which the Participant attains age 70 1/2 or the calendar year in which the Participant retires. Such distributions must be made over a period that does not exceed the life expectancy of the Participant (or joint life expectancy of the Participant and Beneficiary). Following the death of the Participant, the distribution requirements are generally the same as those described with respect to Non-Qualified Contracts. However, amounts accumulated under a Contract on December 31, 1986, are not subject to these minimum distribution requirements. Pre-January 1, 1987 amounts may be paid in a manner that meets the above rule or (i) must begin to be paid when the Participant attains age 75; and (ii) the present value of payments expected to be made over the life of the Participant under the option chosen must exceed 50% of the present value of all payments expected to be made (the "50% rule"). The 50% rule will not apply to a joint Annuitant if a Participant's spouse is the joint Annuitant. Notwithstanding these rules for pre-January 1, 1987 amounts held under 403(b) Contracts, the entire Contract balance must meet the minimum distribution incidental benefit requirement of Section 403(b)(10). A penalty tax of 50% will be imposed on the amount by which the minimum required distribution in any year exceeds the amount actually distributed in that year.

     Tax-Free Transfers and Rollovers. The IRS has ruled (Revenue Ruling 90-24) that total or partial amounts may be transferred tax-free between section 403(b) annuity contracts and/or 403(b)(7) custodial accounts under certain circumstances. In addition, section 403(b)(8) of the Code permits tax-free rollovers from section 403(b) programs to IRAs or other section 403(b) programs under certain circumstances. Such a rollover must be completed within 60 days of receipt of the distribution. The portion of any distribution which is eligible to be rolled over to an IRA or another 403(b) program is subject to 20% federal income tax withholding unless the Participant elects a direct rollover of such distribution to an IRA or other section 403(b) program.

SECTION 401 QUALIFIED PENSION, PROFIT-SHARING
OR ANNUITY PLANS

     Purchase Payments. Purchase Payments made by an employer (or a self-employed individual) under a pension, profit-sharing or annuity plan qualified under section 401(a) or section 403(a) of the Code are excluded from the gross income of the employee for Federal income tax purposes. Payments made by an employee generally are made on an after-tax basis unless they are made on a pre-tax basis by reason of sections 401(k) or 414(h) of the Code.

     Taxation of Distributions. Distributions from Contracts purchased under qualified plans are taxable as ordinary income, except to the extent allocable to an employee's after-tax contributions (which constitute "investment in the Contract.") However, if an employee or the Beneficiary receives a lump sum distribution, as defined in the Code, from an exempt employees' trust, the taxable portion of the distribution may be subject to special tax treatment. For most individuals receiving lump sum distributions after attainment of age 59 1/2, the rate of tax may be determined under a special 5-year income averaging provision; however, 5-year forward averaging has been repealed for distributions occurring after December 31, 1999. Those who attained age 50 by January 1, 1986 may instead elect to use a 10-year income averaging provision based on the income tax rates in effect for 1986. In addition, individuals who attained age 50 by January 1, 1986 may elect capital gains treatment (at a 20% rate) for the taxable portion of a lump sum distribution attributable to years of service before 1974; such capital gains treatment has otherwise been repealed. Taxable distributions received under a Contract purchased under a qualified plan prior to attainment of age 59 1/2 are subject to the same 10% penalty tax (and the same exceptions) as described with respect to section 403(b) annuity Contracts.

     Required Distributions. The minimum distribution requirements for qualified plans are generally the same as described with respect to section 403(b) annuity Contracts, except that no amounts are exempted from the minimum distribution requirements.

     Tax-Free Rollovers. The taxable portion of certain distributions from a plan qualified under section 401 or 403(a) may be transferred in a tax-free rollover to an individual retirement account or annuity or to another such plan. Such a rollover must be completed within 60 days of receipt of the qualifying distribution. The portion of any distribution which is eligible to be rolled over to an IRA or another section 401(a) or 403(a) plan is subject to 20% federal income tax withholding unless the Participant elects a direct rollover of such distribution to an IRA or other section 401(a) or 403(a) plan.

SECTION 408(B) INDIVIDUAL RETIREMENT ANNUITIES
(OTHER THAN ROTH IRAS)

     408(b) Individual Retirement Annuities ("408(b) IRAs"). Annual tax-deductible contributions for 408(b) IRA Contracts are limited to the lesser of $2,000 or 100% of compensation, and generally may be made only by individuals who:

(i)    are not active participants in another
retirement plan, and are not married;

(ii)   are not active participants in another
retirement plan, are married, but either (a) the spouse is not an active participant in another retirement plan, or (b) the spouse is an active participant, but the couple's adjusted gross income does not exceed $150,000;

(iii) are active participants in another retirement plan, are unmarried, and have adjusted gross income of $31,000 or less ($30,000 for 1998, $25,000 or less prior to 1998; adjusted upward for inflation after 1998); or

(iv) are active participants in another retirement plan, are married, and have adjusted gross income of $51,000 or less ($50,000 for 1998, $40,000 or less prior to 1998; adjusted upward for inflation after 1998).

     Active participants in other retirement plans whose adjusted gross income exceeds the limits in (ii), (iii) or (iv) by less than $10,000 are entitled to make deductible 408(b) IRA contributions in proportionately reduced amounts. If a 408(b) IRA is established for a nonworking spouse who has no compensation, the annual tax-deductible Purchase Payments for both spouses' Contracts cannot exceed the lesser of $4,000 or 100% of the working spouse's earned income, and no more than $2,000 may be contributed to either spouse's IRA for any year.

     You may be eligible to make nondeductible IRA contributions of an amount equal to the excess of:

(i) the lesser of $2,000 ($4,000 for you and your spouse's IRA) or 100% of compensation, over

(ii)   your applicable IRA deduction limit.

     You may also make unlimited contributions of eligible rollover amounts from other qualified plans and contracts. See Tax-Free Rollovers, Transfers and Exchanges.

     Taxation of Distributions. Distributions from IRA Contracts are taxed as ordinary income to the recipient. In addition, a 10% penalty tax will be imposed on taxable distributions received before the year in which the recipient attains age 59 1/2, except that distributions made on account of certain events, including death, disability or in the form of substantially equal periodic payments over the life (or life expectancy) of the Participant (or the Participant and Beneficiary), or for certain medical, higher education or first-time homeowner expenses, or health insurance premiums are not subject to the penalty tax.

     Required Distributions. The minimum distribution requirements for IRA Contracts are generally the same as described with respect to Section 403(b) annuity Contracts, except that no amounts are exempted from the minimum distribution requirements and in all events such distributions must commence no later than April 1 of the calendar year following the calendar year in which the Participant attains age 70 1/2.

     Tax-Free Rollovers. Federal law permits funds to be transferred in a tax-free rollover from a qualified employer pension, profit-sharing, or annuity plan, or a Section 403(b) annuity Contract, to an IRA Contract under certain conditions. Amounts accumulated under such a rollover IRA generally may subsequently be rolled over on a tax-free basis to another such plan or Section 403(b) annuity Contract. In addition, a tax-free rollover may be made from one IRA to another, provided that not more than one such rollover may be made during any twelve-month period. In order to qualify for tax-free treatment, all rollovers must be completed within 60 days after the distribution is received.

SIMPLIFIED EMPLOYEE PENSION PLANS

     Purchase Payments. Under section 408(k) of the Code, employers may establish a type of IRA plan referred to as a simplified employee pension plan
(SEP). Employer contributions under a SEP, which generally must be made at a rate representing a uniform percent of the compensation of participating employees, are excluded from the gross income of employees for federal income tax purposes. Employer contributions to a SEP cannot exceed the lesser of $30,000 or 15% of an employee's compensation for plan years beginning after December 31, 1993.

     Salary Reduction SEPs. Federal tax law allows employees of certain small employers to have contributions made to the SEP on their behalf on a salary reduction basis. These salary reduction contributions may not exceed $10,000 ($9,500 prior to 1998), indexed for inflation in later years. Employees of tax-exempt organizations are not eligible for this type of SEP. No new salary reduction SEPs may be established after 1996.

     Taxation of Distributions. SEP distributions are subject to taxation in the same manner as other IRA distributions.

     Required Distributions. SEP distributions are subject to the same minimum required distribution rules applicable to other IRAs.

     Tax-Free Rollovers. Funds may be rolled over tax-free from one SEP to another as long as the rollover is completed within 60 days after the distribution is received and is done no more frequently than once every twelve months.

SECTION 457 DEFERRED COMPENSATION
PLANS OF PUBLIC EMPLOYERS AND
TAX-EXEMPT ORGANIZATIONS

     Purchase Payments. Under section 457 of the Code, individuals who perform services for a unit of a state or local government may participate in a deferred compensation program. Tax-exempt employers may establish deferred compensation plans under section 457 only for a select group of management or highly compensated employees and/or independent contractors.

     This type of program allows individuals to defer the receipt of compensation which would otherwise be presently payable and to therefore defer the payment of federal income taxes on the amounts. Assuming that the program meets the requirements to be considered an eligible deferred compensation plan (an "EDCP"), an individual may contribute (and thereby defer from current income for tax purposes) the lesser of $8,000 (indexed for inflation) or 33 1/3% of the individual's includible compensation. Includible compensation means compensation from the employer which is currently includible in gross income for federal tax purposes. During the last three years before an individual attains normal retirement age, additional catch-up deferrals are permitted.

     The amounts which are deferred may be used by the employer to purchase the Contracts offered by this prospectus. For plans maintained by a unit of a state or local government, the Contract is generally held for the exclusive benefit of plan participants, although certain Contracts were subject to the claims of the employer's creditors until January 1, 1999. The employee has no present rights or vested interest in the Contract and is only entitled to payment in accordance with the EDCP provisions.

     Taxation of Distributions. Amounts received by an individual from an EDCP are includible in gross income for the taxable year in which such amounts are paid or otherwise made available.

     Distributions Before Separation from Service. Distributions generally are not permitted under an EDCP prior to separation from service except for unforeseeable emergencies or in amounts under $5,000 for certain inactive Participants. These distributions are includible in the gross income of the individual in the year in which paid.

     Required Distributions. Beginning January 1, 1989, the minimum distribution requirements for EDCP's are generally the same as those for qualified plans and section 403(b) annuity Contracts, except that no amounts are exempted from minimum distribution requirements.

     Tax-Free Transfers and Rollovers. Federal income tax law permits the tax-free transfer of EDCP amounts to another EDCP, but not to an IRA or other type of plan.

PRIVATE EMPLOYER UNFUNDED DEFERRED
COMPENSATION PLANS

     Purchase Payments. Private taxable employers may establish unfunded and non-qualified deferred compensation plans for a select group of management or highly compensated employees and/or for independent contractors.

     Certain arrangements of nonprofit employers entered into prior to August 16, 1986 and not subsequently modified, are subject to the rules for private taxable employer deferred compensation plans discussed below.

     Deferred compensation plans represent a bare contractual promise on the part of the employer to pay current wages at some future time. The Contract is owned by the employer and is subject to the claims of the employer's creditors. The individual has no present right or vested interest in the Contract and is only entitled to payment in accordance with plan provisions. Private taxable employers that are not natural persons, however, are currently taxable on any increase in the Accumulation Value attributable to Purchase Payments made to such Contracts after February 28, 1986.

     Taxation of Distributions. Amounts received by an individual from a private employer deferred compensation plan are includible in gross income for the taxable year in which such amounts are paid or otherwise made available.

     Tax-Free Transfers and Rollovers. Federal income tax law does not allow tax-free transfers or rollovers for amounts accumulated in a private employer deferred compensation plan.

NON-QUALIFIED CONTRACTS

     Purchase Payments. Purchase Payments made under certain Contracts are not excludible from the gross income of the Contract Owner or deductible for tax purposes ("Non-Qualified Contracts"). However, any increase in the Accumulation Value of a Non-Qualified Contract resulting from the investment performance of the Separate Account is not taxable to the Contract Owner until received by him. Contract Owners that are not natural persons, however, are currently taxable on any increase in the Accumulation Value attributable to Purchase Payments made to such Contracts after February 28, 1986.

     Taxation of Distributions. In general, partial redemptions under a Non-Qualified Contract purchased after August 13, 1982 (or allocated to post-August 13, 1982 Purchase Payments under a pre-existing Contract) that are not received as an annuity are taxed as ordinary income to the extent of the accumulated income or gain under the Contract. Partial redemptions from a Non-Qualified Contract purchased before August 14, 1982, are taxed only after the Contract Owner has received all of his pre-August 14, 1982 "investment in the Contract" (Purchase Payments less any amounts previously received and excluded from gross income.)

     In the case of a complete redemption of a Non-Qualified Contract (regardless of the date of purchase), the amount received will be taxed as ordinary income to the extent that it exceeds the Contract Owner's investment in the Contract.

     If a Contract Owner purchases two or more Contracts from the Company (or an affiliated company) within the same calendar year, after October 21, 1988 those Contracts are treated as a single Contract for purposes of measuring the income on a partial redemption or complete surrender.

     When payments are received as an annuity, the Contract Owner's investment in the Contract is treated as received ratably over the expected payment period of the annuity and excluded from gross income as a tax-free return of capital. Individuals who start receiving annuity payments on or after January 1, 1987, can exclude from income only their unrecovered investment in the Contract. Where such individuals die before they have recovered their entire investment in the Contract on a tax-free basis, they generally are entitled to a deduction of the unrecovered amount on their final tax return.

     In addition to regular income taxes, there is a 10% penalty tax on the taxable portion of a distribution received before age 59 1/2 under a Non-Qualified Contract, unless the distribution is: (1) made to a

Beneficiary on or after death of the Contract Owner; (2) made upon the disability of the Contract Owner; (3) part of a series of substantially equal annuity payments for the life or life expectancy of the Contract Owner or the Contract Owner and Beneficiary; (4) made under an immediate annuity contract; or
(5) allocable to Purchase Payments made prior to August 14, 1982.

     Required Distributions. In contrast with the required distribution rules described above for Contracts purchased under employer-sponsored retirement programs, the Code does not require a Contract Owner under a Non-Qualified Contract to commence receiving distributions at any particular time during the Contract Owner's lifetime provided that the Contract Owner is a natural person, and generally does not limit the duration of annuity payments. However, upon the death of the Contract Owner prior to the commencement of annuity payments, the amount accumulated under the Contract must be distributed within five years or, if distributions to a beneficiary designated under the Contract start within one year of the Contract Owner's death, distributions are permitted over the life of the beneficiary or over a period not extending beyond the beneficiary's life expectancy. If the Contract Owner has started receiving annuity distributions prior to his death, distributions must continue at least as rapidly as under the method in effect at the date of his death.

     Tax-Free Exchanges. Certain of the Non-Qualified single payment deferred annuity contracts permit the Contract Owner to exchange his contract for a new deferred annuity contract prior to the commencement of annuity payments. Under section 1035 of the Code, the exchange of one annuity contract for another is not a taxable transaction, but is reportable to the IRS.

FUND DIVERSIFICATION

     Separate Account investments must be adequately diversified in order for the increase in the value of Non-Qualified Contracts to receive tax-deferred treatment. In order to be adequately diversified, each portfolio of the Fund must, as of the end of each calendar quarter or within 30 days thereafter, have no more than 55% of its assets invested in any one investment, 70% in any two investments, 80% in any three investments and 90% in any four investments. Failure of a Fund portfolio to meet the diversification requirements could result in tax liability to Non-Qualified Contract Owners.

     Each of the portfolios of the Fund expects to meet the diversification requirements above and assure tax deferred treatment for holders of any Non-Qualified Contracts.

     The investment opportunities of the Fund could conceivably be limited by adhering to the above diversification requirements. This would affect all Contract Owners, including those owners of Qualified Contracts for whom diversification is not a requirement for tax-deferred treatment.

                        CALCULATION OF SURRENDER CHARGE

     The surrender charge is discussed in the Prospectus under "Fees and Charges -- Surrender Charge." Examples of calculation of the surrender charge upon total and partial surrender are set forth below.

              ILLUSTRATION OF SURRENDER CHARGE ON TOTAL SURRENDER

     Example 1.
                              TRANSACTION HISTORY

              DATE                                    TRANSACTION                       AMOUNT
              ----                                    -----------                       ------
2/1/95..........................  Purchase Payment                                      10,000
2/1/96..........................  Purchase Payment                                       5,000
2/1/97..........................  Purchase Payment                                      15,000
2/1/98..........................  Purchase Payment                                       2,000
7/1/98..........................  Total Purchase Payments (Assumes
                                    Account Value is $38,000)

     Surrender Charge is lesser of (a) or (b):

a. Surrender Charge calculated on 36 months of Purchase Payments

1. Surrender Charge against Purchase Payment of 2/1/95......  $    0
2. Surrender Charge against Purchase Payment of 2/1/96
  (0.05 X $5,000)...........................................  $  250
3. Surrender Charge against Purchase Payment of 2/1/97
  (0.05 X $15,000)..........................................  $  750
4. Surrender Charge against Purchase Payment of 2/1/98
  (0.05 X $2,000)...........................................  $  100
    Surrender Charge based on Purchase Payments
  (1 + 2 + 3 + 4)...........................................  $1,100

b. Surrender charge calculated on the excess over 10% of the Account Value at the time of surrender:

      Account Value at time of surrender                    $ 38,000
      Less 10% not subject to surrender charge                -3,800
                                                            --------
    Subject to surrender charge                               34,200
                                                            X    .05
                                                            --------
    Surrender Charge based on Account Value                 $  1,710   ...............   $1,710
    Surrender Charge is the lesser of a or b                           ...............   $1,100
                                                                                             ------

 ILLUSTRATION OF SURRENDER CHARGE ON A 10% PARTIAL SURRENDER FOLLOWED BY A FULL
                                   SURRENDER

     Example 2.
                TRANSACTION HISTORY (ASSUMES NO INTEREST EARNED)

              DATE                                    TRANSACTION                       AMOUNT
              ----                                    -----------                       ------
2/1/95..........................  Purchase Payment                                       4,000
2/1/96..........................  Purchase Payment                                           0
2/1/97..........................  Purchase Payment                                           0
2/1/98..........................  Purchase Payment                                       1,000
7/1/98..........................  Partial Surrender
                                    (Assumes Account Value is $10,000)                   2,500

a. Since this is the first partial surrender in this Participant Year, calculate the excess over 10% of the value of the Purchase Units.

   10% of $10,000 = $1,000.

b. The Account Value upon which Surrender Charge on the Full Surrender may be calculated (levied) is $2,500 - $1,000 = $1,500.

c. Since only $1,000 has been paid in Purchase Payments in the 36 months prior to the Full Surrender, the charge can only be calculated on $1,000. Thus, the charge is $1,000 X (0.05) = $50.00.

                              PURCHASE UNIT VALUE

     The calculation of Purchase Unit value is discussed in the Prospectus under "Purchase Period." The following illustrations show a calculation of new Unit value and the purchase of Purchase Units (using hypothetical examples):

               ILLUSTRATION OF CALCULATION OF PURCHASE UNIT VALUE

     Example 3.

    1. Purchase Unit value, beginning of
      period................................  $ 1.800000
    2. Value of Fund share, beginning of
      period................................   21.200000
    3. Change in value of Fund share........     .500000
    4. Gross investment return (3)/(2)......     .023585
    5. Daily separate account fee...........  $  .000027
                                              ----------
    6. Net investment return (4)-(5)........     .023558
                                              ----------
    7. Net investment factor 1.000000+(6)...  $ 1.023558
                                              ----------
    8. Purchase Unit value, end of period
      (1)X(7)...............................  $ 1.842404
                                              ----------

   ILLUSTRATION OF PURCHASE OF PURCHASE UNITS (ASSUMING NO STATE PREMIUM TAX)

     Example 4.

    1. First Periodic Purchase Payment......  $  100.00
    2. Purchase Unit value on effective date
      of purchase (see Example 3)...........  $1.800000
    3. Number of Purchase Units purchased
      (1)/(2)...............................     55.556
    4. Purchase Unit value for valuation
      date following purchase (See Example
      3)....................................  $1.842404
                                              ---------
    5. Value of Purchase Units in account
      for valuation date following purchase
      (3)X(4)...............................  $  102.36
                                              ---------

                            PERFORMANCE CALCULATIONS

                          MONEY MARKET DIVISION YIELDS

           CALCULATION OF CURRENT YIELD FOR MONEY MARKET DIVISION TWO

                           7-DAY CURRENT YIELD: 3.64%

   ILLUSTRATION OF CALCULATION OF CURRENT YIELD FOR MONEY MARKET DIVISION TWO

     Example 5.

     The current yield quotation above is based on the seven days ended December 31, 1998, the date of the most recent balance sheet included in the registration statement ("base period"). It is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner Accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return and then multiplying the base period return by 365/7.

          CALCULATION OF EFFECTIVE YIELD FOR MONEY MARKET DIVISION TWO

                          7-DAY EFFECTIVE YIELD: 3.71%

  ILLUSTRATION OF CALCULATION OF EFFECTIVE YIELD FOR MONEY MARKET DIVISION TWO

     Example 6.

     The effective yield quotation above is based on the seven days ended December 31, 1998, the date of the most recent balance sheet included in the registration statement ("base period"). It is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Purchase Unit at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

            EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)(365/7)] - 1

            STANDARDIZED YIELD FOR CAPITAL CONSERVATION DIVISION ONE CALCULATION OF STANDARDIZED YIELD FOR CAPITAL CONSERVATION DIVISION ONE

     Standardized Yield: 5.24%

   ILLUSTRATION OF CALCULATION OF STANDARDIZED YIELD FOR CAPITAL CONSERVATION
                                  DIVISION ONE

     Example 7.

     The yield quotation based on a 30-day period ended December 31, 1998, the date of the most recent balance sheet of the Registrant included in the registration statement is computed by dividing the net investment income per Purchase Unit earned during the period by the maximum offering price per Unit on the last day of the period, according to the following formula:

                        YIELD = 2 [( a - b + 1 )(6) - 1]
                                         cd

     Where:

                 a     =   net investment income earned during the period by the Fund attributable to shares owned by the Division

                 b     =   expenses accrued for the period (net of reimbursements)

                 c     =   the average daily number of Purchase Units outstanding
                           during the period

                 d     =   the maximum offering price per Purchase Unit on the last day of the period

     Yield on the Division is earned from dividends declared and paid by the Fund, which are automatically reinvested in Fund shares.

                   CALCULATION OF AVERAGE ANNUAL TOTAL RETURN

     Average Annual Total Return quotations for the 1, 3, 5, and 10 year periods ended December 31, 1998, the date of the most recent balance sheet included in this registration statement, are computed by finding the average annual compounded rates of return over the 1, 3, 5, and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                               P (1 + T)(n) = ERV

     Where:

                 P     =   a hypothetical initial Purchase Payment of $1,000
                 T     =   average annual total return
                 n     =   number of years
                 ERV   =   redeemable value at the end of the 1, 3, 5, or 10 year
                           periods of a hypothetical $1,000 Purchase Payment made at
                           the beginning of the 1, 3, 5, or 10 year periods (or
                           fractional portion thereof)

     We may advertise standardized average annual total return which includes the surrender charge of up to 5% of Purchase Payments received during the most recent 36 months as well as non-standardized average annual total returns which does not include a surrender charge or account maintenance fee.

     There is no sales charge for reinvested dividends. All recurring fees have been deducted. For fees which vary with the account size, an account size equal to that of the median account size has been assumed. Ending redeemable value has been determined assuming a complete redemption at the end of the 1, 5 or 10 year period and deduction of all nonrecurring charges at the end of each such period.

                            PERFORMANCE INFORMATION

PERFORMANCE COMPARED TO MARKET INDICES

     The following tables show the Hypothetical $10,000 Account Value and Cumulative Return of each Division as compared to the benchmarks shown.

     These performance calculations for the Divisions, and the methods used for calculating them, are explained in the Prospectus. (See "How to Review Investment Performance of Separate Account Divisions" and "The Summary of Funds").

     These tables compare hypothetical investment performance and percentage changes in Purchase Unit Values with the results of several benchmarks, representing unmanaged market indices. The comparisons should be considered in light of the investment policies and objectives of the Funds. Rates of return for the Divisions include reinvestment of investment income, including capital gains, interest and dividends. The rates of return on the market indices also have been adjusted to reflect reinvestment of interest and dividends.

     Price returns for the market indices are calculated by subtracting the price level at the beginning of the year from the price level at the end of the year and dividing the difference by the price level at the beginning of the year. To calculate dollar values for the indices' Hypothetical $10,000 Account Value presentation, price index values were substituted for Purchase Unit Values in the calculation described in the Prospectus, and where applicable, dividend yields were then added to determine the total returns applied in the dollar value calculations. Similarly, to calculate Cumulative Return for the indices, the Cumulative Return calculation described in the Prospectus for Unit values of the Divisions is used, substituting the Hypothetical $10,000 Account Value at the end of each year for the Purchase Unit Value. No sales load, administrative charges, or any other expenses have been deducted from the index calculations. THE PERFORMANCE RESULTS SHOWN IN THIS SECTION ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE INVESTMENT PERFORMANCE, AND DO NOT REPRESENT THE ACTUAL EXPERIENCE OF AMOUNTS INVESTED BY A PARTICULAR PARTICIPANT.

     The performance of Asset Allocation Division Five may be compared to a benchmark comprised of a weighted average of three market sectors in which the Division, through the Asset Allocation Fund, will invest. The base allocation is 55% in equity securities, 35% in intermediate or long-term debt securities and 10% in money market or short-term debt securities. The Division's actual asset allocation is determined daily by the Bankers Trust Asset Allocation Model. The performance of the equity securities sector of the Division may be compared to the S&P 500 Index. The performance of the intermediate or long-term debt securities sector may be compared to the Merrill Lynch Corporate and Government Master Index. The Merrill Lynch Corporate and Government Master Index consists of an index of approximately 5,000 corporate and government bond holdings. The average maturity of these corporate bond holdings is approximately 10 years. The performance of the money market or short-term debt securities sector may be compared to the Certificate of Deposit Primary Offering by New York City Banks, 30 Day Index.

     Additionally, the performance of a Division from time to time may be compared with other Indexes which have been deemed by the Company relevant to the Division.

     These benchmarks do not reflect any charges for investment advisory fees, brokerage commissions or other fees and expenses of the type charged at either the Separate Account or Fund level. Therefore, the comparisons with these benchmarks are of limited use.

     The performance of Capital Conservation Division One may be compared to the Merrill Lynch Corporate Master Index. The Merrill Lynch Corporate Master Index consists of an index of approximately 4,300 corporate bond holdings of

---------------

** "Standard & Poors(C)", S&P(C), "S&P 500(C)" and "S&P MidCap 400(C)" are trademarks of Standard and Poor's Corporation. Neither the MidCap Index Fund nor the Stock Index Fund is sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in these Funds.

which assets are rated AAA to BBB-. The average years to maturity of these corporate bond holdings are approximately 12 years.

     The performance of MidCap Index Division Four may be compared to the record of the S&P MidCap 400 Index. The S&P MidCap 400 Index was developed in 1991 by S&P to track the stock market performance of medium-capitalization domestic stocks. The S&P MidCap 400 Index is market weighted and consists of 400 stocks of domestic companies having a median market capitalization of approximately $1.998 billion. Stocks included in the S&P MidCap 400 Index are chosen on the basis of their market size, liquidity and industry group representation. No stocks included in the S&P 500 Index are included in the S&P MidCap 400 Index.

     The performance of Money Market Division Two may be compared to the Certificate of Deposit Primary Offering by New York City Banks, 30 Day Index. The index is a money market index which reflects the average rate paid by New York Banks on certificates of deposit of more than $100,000. The Index for 30 days is published daily.

     The performance of Stock Index Division Ten may be compared to the record of the Standard & Poor's(C) Corporation ("S&P(C)")* Composite Stock Price Index ("S&P 500 Index"). The S&P 500(C) Index is a well known measure of the price performance of 500 leading larger domestic stocks which represents approximately 73% of the market capitalization of the United States equity market. The index is an unmanaged weighted index of 500 industrial, transportation, utility and financial companies.

     The Account Value of an assumed $10,000 investment in each of the Divisions is shown in table form below. This will reflect a deduction for separate account fees (mortality and expense risk fees) and underlying fund charges. This will not reflect any deduction for account maintenance fees, surrender charges and premium taxes. These charges would further reduce your return. See "How to Review Investment Performance of Separate Account Divisions" in the prospectus for information about how these returns were calculated as well as Standard Average Annual Total Return information that reflects the deduction of all separate account fees and charges.

ASSET ALLOCATION DIVISION FIVE PERFORMANCE COMPARED TO S&P 500 INDEX, MERRILL LYNCH CORPORATE AND GOVERNMENT MASTER INDEX AND CERTIFICATE OF DEPOSIT PRIMARY OFFERING BY NEW YORK CITY BANKS, 30 DAY INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
   ANNUAL VALUE OF A $10,000 STIPULATED PURCHASE PAYMENT MADE JANUARY 1, 1989

                   ASSET ALLOCATION                            S&P 500        BLENDED
                     DIVISION FIVE                              INDEX         INDEX*
-------------------------------------------------------        -------        -------
01/01/89......................................  $10,000        $10,000        $10,000
12/31/89......................................   11,581         13,169         12,311
12/31/90......................................   11,189         12,760         12,583
12/31/91......................................   13,442         16,647         15,458
12/31/92......................................   13,212         17,915         16,579
12/31/93......................................   14,294         19,721         18,186
12/31/94......................................   13,967         19,982         18,186
12/31/95......................................   17,255         27,490         23,167
12/31/96......................................   18,979         33,804         26,372
12/31/97......................................   23,040         45,081         32,159
12/31/98......................................   26,999         57,966         38,548

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX
                        (PERIOD ENDED DECEMBER 31, 1998)

                                                     10 YEARS   5 YEARS   3 YEARS   1 YEAR
                                                     --------   -------   -------   ------
Investment Division
  Asset Allocation Division Five**.................   169.99%    88.88%    56.47%   17.19%
                                                      ------    ------    ------    -----
Benchmark Comparison
               S&P 500 Index.......................   479.66%   193.93%   110.86%   28.58%
                                                      ------    ------    ------    -----
               Blended Index*......................   285.48%   111.96%    66.39%   19.87%
                                                      ------    ------    ------    -----

---------------

*  The Blended Index reflects an allocation of investments in the following
   Indexes: 55% of investments included in the S&P 500 Index, 35% of investments included in the Merrill Lynch Corporate and Government Master Index, and 10% of investments included in the Certificate of Deposit Primary Offering by New York City Banks, 30 Day Index.

** This Division was initiated on September 6, 1983. Effective October 1, 1997 the Timed Opportunity Fund changed its name to the Asset Allocation Fund.

CAPITAL CONSERVATION DIVISION ONE PERFORMANCE COMPARED TO MERRILL LYNCH U.S. CORPORATE HIGH YIELD INDEX AND MERRILL LYNCH CORPORATE MASTER INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
   ANNUAL VALUE OF A $10,000 STIPULATED PURCHASE PAYMENT MADE JANUARY 1, 1989

                                                     MERRILL LYNCH U.S.       MERRILL LYNCH
             CAPITAL CONSERVATION                      CORPORATE HIGH        CORPORATE MASTER
                 DIVISION ONE                          YIELD INDEX**              INDEX
-----------------------------------------------      ------------------      ----------------
01/01/89..............................  $10,000           $10,000                $10,000
12/31/89..............................    8,701            10,423                 11,411
12/31/90..............................    7,792             9,970                 12,253
12/31/91..............................    9,544            13,417                 14,487
12/31/92..............................   10,263            15,853                 15,808
12/31/93..............................   11,378            18,578                 17,773
12/31/94..............................   10,578            18,356                 17,176
12/31/95..............................   12,645            22,006                 20,882
12/31/96..............................   12,739            24,453                 21,590
12/31/97..............................   13,690            27,589                 23,832
12/31/98..............................   14,549            28,600                 25,910

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX
                        (PERIOD ENDED DECEMBER 31, 1998)

                                                      10 YEARS   5 YEARS   3 YEARS   1 YEAR
                                                      --------   -------   -------   ------
Investment Division
  Capital Conservation Division One*................    45.49%    27.87%    15.06%    6.28%
                                                       ------     -----     -----     ----
Benchmark Comparison
               Merrill Lynch U.S. Corporate High
                 Yield Index**......................   186.00%    53.95%    29.97%    3.66%
               Merrill Lynch Corporate Master
                 Index..............................   159.10%    45.78%    24.08%    8.72%
                                                       ------     -----     -----     ----

---------------

*  This Division was initiated on February 11, 1982.

** The Merrill Lynch U.S. Corporate High Yield Index commenced on October 31,
   1984.

MIDCAP INDEX DIVISION FOUR* PERFORMANCE COMPARED TO S&P INDEX AND S&P MIDCAP 400 INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
   ANNUAL VALUE OF A $10,000 STIPULATED PURCHASE PAYMENT MADE OCTOBER 1, 1991

                                                                S&P             S&P
                     MIDCAP INDEX                               500          MIDCAP 400
                    DIVISION FOUR                              INDEX           INDEX
------------------------------------------------------        -------        ----------
10/01/91.....................................  $10,000        $10,000         $10,000
12/31/91.....................................   11,163         10,838          11,229
12/31/92.....................................   12,143         11,664          12,566
12/31/93.....................................   13,574         12,840          14,320
12/31/94.....................................   12,936         13,009          13,806
12/31/95.....................................   16,718         17,898          18,078
12/31/96.....................................   19,661         22,009          21,557
12/31/97.....................................   25,648         29,351          28,506
12/31/98.....................................   30,214         37,739          33,947

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX
                        (PERIOD ENDED DECEMBER 31, 1998)

                                                     SINCE
                                                  INCEPTION**   5 YEARS   3 YEARS   1 YEAR
                                                  -----------   -------   -------   ------
Investment Division
  Division Four.................................    202.14%     122.59%    80.73%    17.80%
                                                    ------      ------    ------    ------
Benchmark Comparison
               S&P 500 Index....................    277.39%     193.93%   110.86%    28.58%
                                                    ------      ------    ------    ------
               S&P MidCap 400 Index.............    239.47%     137.07%    87.79%    19.09%
                                                    ------      ------    ------    ------

---------------

* Effective October 1, 1991, the Capital Accumulation Fund changed its name to the MidCap Index Fund and revised its investment objective, investment program and investment restrictions accordingly, pursuant to contract owner vote. Selected accumulation unit data for the last ten years for this Division appears in the Prospectus. Figures appearing above for the S&P MidCap 400 Index for years prior to 1991 are based on estimates provided by Standard & Poor's for illustrative purposes.

** This Division was initiated on October 13, 1982.

MONEY MARKET DIVISION TWO PERFORMANCE COMPARED TO CERTIFICATE OF DEPOSIT PRIMARY OFFERING BY NEW YORK CITY BANKS, 30 DAY INDEX (PRIMARY CD INDEX)

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
   ANNUAL VALUE OF A $10,000 STIPULATED PURCHASE PAYMENT MADE JANUARY 1, 1989

                            MONEY MARKET                                    PRIMARY CD
                            DIVISION TWO                                      INDEX
--------------------------------------------------------------------        ----------
01/01/89..................................................   $10,000         $10,000
12/31/89..................................................    10,790          10,867
12/31/90..................................................    11,510          11,736
12/31/91..................................................    12,020          12,377
12/31/92..................................................    12,287          12,767
12/31/93..................................................    12,491          13,098
12/31/94..................................................    12,836          13,565
12/31/95..................................................    13,413          14,235
12/31/96..................................................    13,944          14,881
12/31/97..................................................    14,518          15,592
12/31/98..................................................    15,115          16,325

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX
                        (PERIOD ENDED DECEMBER 31, 1998)

                                                      10 YEARS   5 YEARS   3 YEARS   1 YEAR
                                                      --------   -------   -------   ------
Investment Division
  Money Market Division Two*........................   51.15%     21.00%    12.69%    4.11%
                                                       -----      -----     -----     ----
Benchmark Comparison
               Primary CD Index.....................   63.25%     24.64%    14.68%    4.70%
                                                       -----      -----     -----     ----

---------------

* This Division was initiated on February 4, 1982.

STOCK INDEX DIVISION TEN* PERFORMANCE COMPARED TO S&P 500 INDEX**

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
   ANNUAL VALUE OF A $10,000 STIPULATED PURCHASE PAYMENT MADE JANUARY 1, 1989

                             STOCK INDEX                                     S&P 500
                            DIVISION TEN                                      INDEX
---------------------------------------------------------------------        -------
01/01/89....................................................  $10,000        $10,000
12/31/89....................................................   12,766         13,169
12/31/90....................................................   12,229         12,760
12/31/91....................................................   16,015         16,647
12/31/92....................................................   16,434         17,915
12/31/93....................................................   17,877         19,721
12/31/94....................................................   17,823         19,982
12/31/95....................................................   24,227         27,490
12/31/96....................................................   29,440         33,804
12/31/97....................................................   38,791         45,081
12/31/98....................................................   49,315         57,966

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX
                        (PERIOD ENDED DECEMBER 31, 1998)

                                                  10 YEARS    5 YEARS    3 YEARS    1 YEAR
                                                  --------    -------    -------    ------
Investment Division
  Stock Index Division Ten***.................     393.15%    175.85%    103.55%    27.13%
                                                   ------     ------     ------     -----
Benchmark Comparison
               S&P 500 Index..................     479.66%    193.93%    110.86%    28.58%
                                                   ------     ------     ------     -----

---------------

* Effective May 1, 1992, AGSPC Quality Growth Fund merged with AGSPC Stock Index Fund, and Division Three was renamed Division Ten.

** "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)" and "S&P MidCap 400 Index" are trademarks of Standard and Poor's Corporation. Neither the MidCap Index Fund nor the Stock Index Fund is sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in these Funds.

*** This Division was initiated on July 28, 1982.

                                PAYOUT PAYMENTS

ASSUMED INVESTMENT RATE

     The discussion concerning the amount of payout payments which follows this section is based on an Assumed Investment Rate of 3 1/2% per annum. However, the Company will permit each Annuitant choosing a variable payout option to select an Assumed Investment Rate permitted by state law or regulations other than the 3 1/2% rate described in this prospectus as follows: 4 1/2% or 5% per annum. The foregoing Assumed Investment Rates are used merely in order to determine the first monthly payment per thousand dollars of value. It should not be inferred that such rates will bear any relationship to the actual net investment experience of VALIC Separate Account A.

AMOUNT OF PAYOUT PAYMENTS

     The amount of the first variable payout payment to the Annuitant will depend on the amount of the Account Value applied to effect the variable payout as of the tenth day immediately preceding the date payout payments commence, the amount of any premium tax owed, the payout option selected, and the age of the Annuitant.

     The Contracts contain tables indicating the dollar amount of the first payout payment under each payout option for each $1,000 of Account Value (after the deduction for any premium tax) at various ages. These tables are based upon the Annuity 2000 Table (promulgated by the Society of Actuaries) and an Assumed Investment Rate of 3 1/2%, 4% and 5% per annum (3 1/2% in the group Contract).

     The portion of the first monthly variable payout payment derived from a Division of VALIC Separate Account A is divided by the Payout Unit Value for that Division (calculated ten days prior to the date of the first monthly payment) to determine the number of Payout Units in each Division represented by the payment. The number of such units will remain fixed during the Payout Period, assuming the Annuitant makes no transfers of Payout Units to provide Payout Units under another Division or to provide a fixed payout payment.

     In any subsequent month, the dollar amount of the variable payout payment derived from each Division is determined by multiplying the number of Payout Units in that Division by the value of such Payout Unit on the tenth day preceding the due date of such payment. The Payout Unit Value will increase or decrease in proportion to the net investment return of the Division or Divisions underlying the variable payout since the date of the previous payout payment, less an adjustment to neutralize the 3 1/2% or other Assumed Investment Rate referred to above.

     Therefore, the dollar amount of variable payout payments after the first year will vary with the amount by which the net investment return is greater or less than 3 1/2% per annum. For example, if a Division has a cumulative net investment return of 5% over a one year period, the first payout payment in the next year will be approximately 1 1/2 percentage points greater than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the Division. If such net investment return is 1% over a one year period, the first payout payment in the next year will be approximately 2 1/2 percentage points less than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the applicable Division.

     Each deferred Contract provides that, when fixed payout payments are to be made under one of the first four payout options, the monthly payment to the Annuitant will not be less than the monthly payment produced by the then current settlement option rates, which will not be less than the rates used for a currently issued single payment immediate annuity contract. The purpose of this provision is to assure the Annuitant that, at retirement, if the fixed payout purchase rates then required by the Company for new single payment immediate annuity contracts are significantly more favorable than the annuity rates guaranteed by a Contract, the Annuitant will be given the benefit of the new annuity rates.

PAYOUT UNIT VALUE

     The value of a Payout Unit is calculated at the same time that the value of an Purchase Unit is calculated and is based on the same values for Fund shares and other assets and liabilities. (See "Purchase Period" in the prospectus.) The calculation of Payout Unit value is discussed in the prospectus under "Payout Period."

     The following illustrations show, by use of hypothetical examples, the method of determining the Payout Unit value and the amount of variable annuity payments.

                ILLUSTRATION OF CALCULATION OF PAYOUT UNIT VALUE

     Example 8.

 1. Payout Unit value, beginning of period..................  $ .980000
 2. Net investment factor for Period (see Example 3)........   1.023558
 3. Daily adjustments for 3 1/2% Assumed Investment Rate....    .999906
 4. (2)X(3).................................................   1.023462
 5. Payout Unit value, end of period (1)X(4)................  $1.002993

                        ILLUSTRATION OF PAYOUT PAYMENTS

     Example 9. Annuitant age 65, Life Annuity with 120 Payments Certain

 1. Number of Purchase Units at Payout Date.................   10,000.00
 2. Purchase Unit value (see Example 3).....................  $ 1.800000
 3. Account Value of Contract (1)X(2).......................  $18,000.00
 4. First monthly Payout Payment per $1,000 of Account
   Value....................................................  $     6.57
 5. First monthly Payout Payment (3)X(4)/1,000..............  $   118.26
 6. Payout Unit value (see Example 8).......................  $  .980000
 7. Number of Payout Units (5)/(6)..........................  $  120.673
 8. Assume Payout Unit value for second month equal to......  $  .997000
 9. Second monthly Payout Payment (7)X(8)...................  $   120.31
10. Assume Payout Unit value for third month equal to.......  $  .953000
11. Third monthly Payout Payment (7)X(10)...................  $   115.00

                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

     The Company has qualified or intends to qualify the Contracts for sale in all fifty states and the District of Columbia and will commence offering the Contracts promptly upon qualification in each such jurisdiction.

     The Contracts are sold in a continuous offering by licensed insurance agents who are registered representatives of broker-dealers which are members of the National Association of Securities Dealers, Inc. (the "NASD"). The principal underwriter for the Separate Account is the Underwriter as defined above, an affiliate of the Company. The Underwriter's address is 2929 Allen Parkway, Houston, Texas 77019. The Underwriter is a Delaware corporation organized in 1994 and is a member of the NASD.

     The licensed agents who sell the Contracts will be compensated for such sales by commissions which will range up to 6.0% of each Purchase payment. Managers who supervise the agents will receive overriding commissions ranging up to 1% of Purchase payments. (These various commissions are paid by the Company and do not result in any charge to Contract Owners or to the Separate Account in addition to the charges described under "Charges Under Variable Annuity Contracts").

     Pursuant to its underwriting agreement with the Underwriter and the Separate Account, the Company reimburses the Underwriter for reasonable sales expenses, including overhead expenses. Prior to May 1, 1999, The Variable Annuity Marketing Company ("VAMCO") was the principal underwriter for the Separate Account. Sales commissions paid for the years 1996, 1997 and 1998 were approximately $42,000, $31,000 and $30,000, respectively. VAMCO retained $0 in commissions for the years 1996, 1997 and 1998.

                                    EXPERTS

     The consolidated financial statements of the Company at December 31, 1998 and 1997, and for each of the three years in the period ended December 31, 1998, and the financial statements of the Company's Separate Account A at December 31, 1998 and for each of the two years in the period then ended, appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

                        COMMENTS ON FINANCIAL STATEMENTS

     The financial statements of The Variable Annuity Life Insurance Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts, which include death benefits, and its assumption of the mortality and expense risks.

     Divisions One, Two, Four, Five, and Ten, are the only Divisions available under the Contracts described in the Prospectus. The Separate Account financial statements contained herein reflect the composition of the Separate Account as of December 31, 1998.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Report of Independent Auditors



To the Board of Directors
The Variable Annuity Life Insurance Company





         We have audited the accompanying consolidated balance sheets of The Variable Annuity Life Insurance Company and Subsidiaries as of December 31, 1998 and 1997, and the related consolidated statements of income, changes in stockholder's equity, comprehensive income, and cash flows for each of the three years in the period ended December 31, 1998. These financial statements are the responsibility of the company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

         We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Variable Annuity Life Insurance Company and Subsidiaries at December 31, 1998 and 1997, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 1998, in conformity with generally accepted accounting principles.



                                                  /s/ ERNST & YOUNG LLP



Houston, Texas
February 16, 1999

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Consolidated Balance Sheet

At December 31
In Thousands

                                                                                                  1998            1997
                                                                                               -----------     -----------
ASSETS               Investments - Notes 2, 7, 8, 9:
                        Fixed maturity securities
                           (amortized cost: $21,733,209 in 1998 and $20,651,381 in 1997)       $22,878,049     $21,641,084
                        Equity securities (cost: $176,799 in 1998 and $5,581 in 1997)              194,629           5,456
                        Mortgage loans on real estate                                            1,212,527       1,259,029
                        Real estate, net of accumulated depreciation
                           of $69 in 1998 and 1997                                                  20,679          28,569
                        Policy loans                                                               788,547         719,127
                        Other long-term invested assets                                             59,543          45,474
                        Short-term investments                                                     164,484          60,904
                                                                                               -----------     -----------
                           Total investments                                                    25,318,458      23,759,643
                                                                                               -----------     -----------
                     Investment income receivable                                                  369,777         347,358
                     Cash                                                                          104,718          32,181
                     Receivable for securities sold                                                 22,157          32,825
                     Deferred policy acquisition costs - Note 3                                    665,127         392,346
                     Cost of insurance purchased - Note 4                                           22,113            --
                     Due from reinsurer, net                                                        13,343          14,545
                     Other assets                                                                  119,310          52,104
                     Assets held in Separate Accounts                                           14,712,465      10,564,220
                                                                                               -----------     -----------
                           Total assets                                                        $41,347,468     $35,195,222
                                                                                               -----------     -----------
LIABILITIES          Policy reserves for fixed annuity investment contracts                    $23,218,626     $21,994,804
                     Payable for securities purchased                                               40,757          19,027
                     Remittances not allocated                                                      95,797          79,392
                     Commissions, general expenses and taxes (other than income taxes)              37,613          39,546
                     Other liabilities                                                             193,933          61,756
                     Income tax liabilities - Note 5                                               541,676         377,072
                     Liabilities related to Separate Accounts                                   14,712,465      10,564,220
                                                                                               -----------     -----------
                           Total liabilities                                                    38,840,867      33,135,817
                                                                                               -----------     -----------
                     Common stock (voting) par value $1 per share, 5,000 shares authorized
STOCKHOLDER'S           and 3,575 issued and outstanding in 1998 and 1997 - Note 6                   3,575           3,575
EQUITY               Additional paid-in capital                                                    833,372         710,624
                     Retained earnings                                                           1,142,194       1,038,731
                     Accumulated other comprehensive income - Note 2                               527,460         306,475
                                                                                               -----------     -----------
                           Total stockholder's equity                                            2,506,601       2,059,405
                                                                                               ===========     ===========
                           Total liabilities and stockholder's equity                          $41,347,468     $35,195,222
                                                                                               ===========     ===========


                 See notes to consolidated financial statements.


--------------------------------------------------------------------------------
2

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Consolidated Statement of Income

For the Years Ended December 31,
In Thousands

                                                                                         1998            1997              1996
                                                                                     -----------      -----------      -----------
REVENUES             Surrender charges                                               $    14,512      $    12,405      $    12,348
                     Mortality charges                                                   135,304           94,162           59,955
                     Expense charges                                                       6,784            6,102            5,654
                     Net investment income - Note 2                                    1,810,624        1,729,541        1,654,496
                     Net reinsurance income                                                1,236            1,303            1,528
                     Realized investment gains (losses) - Note 2                         (28,271)          20,235           21,551
                     Other income                                                         18,593           15,320           10,920
                                                                                     -----------      -----------      -----------
                        Total revenues                                                 1,958,782        1,879,068        1,766,452
                                                                                     -----------      -----------      -----------
COSTS AND            Policy costs:
EXPENSES                Increase in policy reserves for fixed annuity contracts        1,296,120        1,286,010        1,243,993
                                                                                     -----------      -----------      -----------
                           Total costs                                                 1,296,120        1,286,010        1,243,993
                                                                                     -----------      -----------      -----------
                     Expenses:
                        Commissions                                                      123,983          110,960           97,630
                        Salaries                                                          70,904           58,873           54,016
                        Data processing                                                   28,616           14,876           12,088
                        Postage and telephone                                             15,473           12,253           11,308
                        Sales promotion                                                   10,250           10,161           10,394
                        Depreciation expense on furniture and equipment                   10,292            8,964            8,920
                        Rent                                                               9,315            7,931            7,524
                        Taxes, licenses and fees                                           8,302            6,874            6,208
                        Printing and supplies                                              6,393            4,496            5,290
                        Guaranty association assessments - Note 10                            37               30            2,678
                        Other expenses                                                    60,682           35,172           27,223
                        Amortization of deferred policy acquisition costs - Note 3        55,074           42,101           31,201
                        Amortization of cost of insurance purchased - Note 4               1,802             --               --
                        Policy acquisition costs deferred - Note 3                      (159,778)        (137,655)        (116,818)
                                                                                     -----------      -----------      -----------
                           Total expenses                                                241,345          175,036          157,662
                                                                                     -----------      -----------      -----------
EARNINGS                   Total costs and expenses                                    1,537,465        1,461,046        1,401,655
                                                                                     -----------      -----------      -----------
                     Income before income tax expense                                    421,317          418,022          364,797
                     Income tax expense - Note 5                                         136,854          144,238          124,370
                                                                                     -----------      -----------      -----------
                        Net income                                                   $   284,463      $   273,784      $   240,427
                                                                                     -----------      -----------      -----------


                 See notes to consolidated financial statements.


--------------------------------------------------------------------------------
                                                                               3

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Consolidated Statement of Changes in Stockholder's Equity

For the Years Ended December 31,
In Thousands

                                                                                     1998              1997             1996
                                                                                  -----------      -----------      -----------
COMMON STOCK             Balance at beginning and end of year                     $     3,575      $     3,575      $     3,575
                                                                                  -----------      -----------      -----------
ADDITIONAL               Balance at beginning of year                                 710,624          459,281          384,126
PAID-IN-CAPITAL            Capital contribution from stockholder                      122,748          251,343           75,155
                                                                                  -----------      -----------      -----------
                         Balance at end of year                                       833,372          710,624          459,281
                                                                                  -----------      -----------      -----------
RETAINED                 Balance at beginning of year                               1,038,731        1,143,947        1,014,520
EARNINGS                   Net income                                                 284,463          273,784          240,427
                           Dividends paid to stockholder                             (181,000)        (379,000)        (111,000)
                                                                                  -----------      -----------      -----------
                         Balance at end of year                                     1,142,194        1,038,731        1,143,947
                                                                                  -----------      -----------      -----------
ACCUMULATED OTHER        Balance at beginning of year                                 306,475          166,852          396,620
COMPREHENSIVE              Change in net unrealized gains (losses) on securities      220,985          139,623         (229,768)
                                                                                  -----------      -----------      -----------
INCOME                   Balance at end of year                                       527,460          306,475          166,852
                                                                                  -----------      -----------      -----------
STOCKHOLDER'S
 EQUITY                  Balance at end of year                                   $ 2,506,601      $ 2,059,405      $ 1,773,655
                                                                                  -----------      -----------      -----------

--------------------------------------------------------------------------------
Consolidated Statement of Comprehensive Income



                                                                                            1998           1997          1996
                                                                                          ---------      ---------     ---------
COMPREHENSIVE            Net income                                                       $ 284,463      $ 273,784     $ 240,427
INCOME                   Other comprehensive income
                            Gross change in unrealized gains (losses) on securities
                            (pretax: $311,706; $235,040; ($331,938))                        202,609        152,776      (215,760)
                            Less: gains (losses) realized in net income - Note 2            (18,376)        13,153        14,008
                                                                                          ---------      ---------     ---------
                               Change in net unrealized gains (losses) on
                                  securities (pretax: $339,977; $214,805; ($353,489))       220,985        139,623      (229,768)
                                                                                          ---------      ---------     ---------
                                          Comprehensive income                            $ 505,448      $ 413,407     $  10,659
                                                                                          ---------      ---------     ---------

                 See notes to consolidated financial statements.


--------------------------------------------------------------------------------
4

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Consolidated Statement of Cash Flows

For the Years Ended December 31,
In Thousands

                                                                                   1998              1997              1996
                                                                               ------------      ------------      ------------
OPERATING             Net income                                               $    284,463      $    273,784      $    240,427
ACTIVITIES            Reconciling adjustments to net cash provided by
                       operating activities:
                         Insurance and annuity liabilities                        1,296,120         1,286,010         1,243,993
                         Deferred policy acquisition costs                         (104,704)          (95,554)          (85,617)
                         Other, net                                                 (37,021)          (51,241)          (50,233)
                                                                               ------------      ------------      ------------
                            Net cash provided by operating activities             1,438,858         1,412,999         1,348,570
                                                                               ------------      ------------      ------------
INVESTING             Investment purchases                                      (15,180,407)      (18,403,013)      (14,883,271)
ACTIVITIES            Investment calls, maturities and sales                     14,731,932        17,500,312        13,897,479
                      Net increase in short-term investments                       (103,580)           (7,904)          (13,722)
                                                                               ------------      ------------      ------------
                            Net cash used for investing activities                 (552,055)         (910,605)         (999,514)
                                                                               ------------      ------------      ------------
FINANCING             Policyholder account deposits                               3,755,481         3,385,303         2,896,090
ACTIVITIES            Policyholder account withdrawals                           (1,777,580)       (1,427,005)       (1,276,008)
                      Transfers to Separate Accounts                             (2,728,063)       (2,325,214)       (1,936,727)
                      Capital contribution from stockholder                         116,896           251,343            75,155
                      Dividends paid                                               (181,000)         (379,000)         (111,000)
                                                                               ------------      ------------      ------------
                            Net cash used for financing activities                 (814,266)         (494,573)         (352,490)
                                                                               ------------      ------------      ------------
NET CHANGE            Net increase (decrease) in cash                                72,537             7,821            (3,434)
IN CASH               Cash at beginning of year                                      32,181            24,360            27,794
                                                                               ------------      ------------      ------------
                            Cash at end of year                                $    104,718      $     32,181      $     24,360
                                                                               ------------      ------------      ------------

           See notes to consolidated financial statements.


--------------------------------------------------------------------------------
                                                                               5

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Notes to Consolidated Financial Statements

December 31, 1998
All dollar amounts in thousands, except per share data
--------------------------------------------------------------------------------

                                        1
                        SIGNIFICANT ACCOUNTING POLICIES

1.1  INTRODUCTION


     The Variable Annuity Life Insurance Company (VALIC), an indirect, wholly owned subsidiary of American General Corporation (AGC), provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of educational, health care, public sector and not-for-profit organizations. VALIC markets products nationwide through exclusive sales representatives.

     VALIC is 100% owned by American General Life Insurance Company (AGL), a wholly owned subsidiary of AGC Life Insurance Company (AGC Life). AGC Life is a wholly owned subsidiary of AGC. A summary of the accounting policies followed in the preparation of the consolidated financial statements is set forth below.

1.2  PREPARATION OF FINANCIAL STATEMENTS

     The consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) and include the accounts of VALIC and its wholly owned subsidiaries. All material intercompany transactions have been eliminated in consolidation.

     The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosures of contingent assets and liabilities. Ultimate results could differ from these estimates.

1.3  ACCOUNTING CHANGES

     COMPREHENSIVE INCOME. During 1998, VALIC adopted Statement of Financial Accounting Standards (SFAS) 130, "Reporting Comprehensive Income," which establishes standards for reporting and displaying comprehensive income and its components in the financial statements. VALIC elected to report comprehensive income and its components in a separate statement of comprehensive income. Adoption of this statement did not change recognition or measurement of net income and, therefore, did not impact VALIC's consolidated results of operations or financial position.

     DERIVATIVES. In June 1998, the Financial Accounting Standards Board issued SFAS 133, "Accounting for Derivative Instruments and Hedging Activities," which requires all derivative instruments to be recognized at fair value as either assets or liabilities in the balance sheet. Changes in the fair value of a derivative instrument are to be reported as earnings or other comprehensive income, depending upon the intended use of the derivative instrument. This statement is effective for years beginning after June 15, 1999. Adoption of SFAS 133 is not expected to have a material impact on VALIC's consolidated results of operations or financial position.

1.4  INVESTMENTS

     FIXED MATURITY AND EQUITY SECURITIES. At year end, all fixed maturity and equity securities are classified as available-for-sale and recorded at fair value. After adjusting related balance sheet accounts as if the unrealized gains (losses) had been realized, the net adjustment is recorded in accumulated other comprehensive income within stockholder's equity. If the fair value of a security classified as available-for-sale declines below its cost and this decline is considered to be other than temporary, the security is reduced to its fair value, and the reduction is recorded as a realized loss.

     During 1998, VALIC maintained a trading portfolio of certain fixed maturity securities. Trading securities are recorded at fair value. Unrealized gains (losses), as well as realized gains (losses), are included in net investment income. VALIC held no trading securities at December 31, 1998, and trading securities did not have a material effect on net investment income.

     MORTGAGE LOANS. Mortgage loans are reported at amortized cost, net of an allowance for losses. The allowance for losses covers all non-performing loans and loans for which management has a concern based on its assessment of risk factors, such as potential non-payment or non-monetary default. The allowance is based on a loan-specific review and a formula that reflects past results and current trends.

     Loans for which VALIC determines that collection of all amounts due under the contractual terms is not probable are considered to be impaired. VALIC generally looks to the underlying collateral for repayment of impaired loans. Therefore, impaired loans are considered to be collateral dependent and are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated costs to sell.

     POLICY LOANS. Policy loans are reported at unpaid principal balance.

     INVESTMENT INCOME. Interest on fixed maturity securities and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or discount. Interest on delinquent mortgage loans is recorded as income when received. Dividends are recorded as income on ex-dividend dates.

     REALIZED INVESTMENT GAINS (LOSSES). Realized investment gains (losses) are recognized using the specific identification method.

1.5  DERIVATIVES RELATED TO INVESTMENTS

     VALIC's use of derivative financial instruments is generally limited to interest rate and currency swap agreements, and options to enter into interest rate swap agreements (call swaptions). VALIC accounts for its derivative financial instruments as hedges.

     INTEREST RATE AND CURRENCY SWAP AGREEMENTS. Interest rate swap agreements are used to convert specific investment securities from a floating-rate to a fixed-rate basis, or vice versa. Currency swap agreements are used to convert cash flows from specific investment securities denominated in foreign currencies into U.S. dollars at specified exchange rates, and to hedge against currency rate fluctuations on anticipated security purchases.


--------------------------------------------------------------------------------
6

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Notes to Consolidated Financial Statements - Continued

December 31, 1998
--------------------------------------------------------------------------------

1.5  DERIVATIVES RELATED TO INVESTMENTS-(CONTINUED)

     The difference between amounts paid and received on swap agreements is recorded on an accrual basis as an adjustment to investment income over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in other liabilities or assets.

     The fair values of swap agreements are recognized in the consolidated balance sheet if they hedge investments carried at fair value or if they hedge anticipated purchases of such investments. In this event, changes in the fair value of a swap agreement are reported in accumulated other comprehensive income included in stockholder's equity, consistent with the treatment of the related investment security.

     For swap agreements hedging anticipated investment purchases, the net swap settlement amount or unrealized gain or loss is deferred and included in the measurement of the anticipated transaction when it occurs.

     Swap agreements generally have terms of two to ten years. Any gain or loss from early termination of a swap agreement is deferred and amortized into income over the remaining term of the related investment. If the underlying investment is extinguished or sold, any related gain or loss on swap agreements is recognized in income.

     Swaptions. Options to enter into interest rate swap agreements are used to limit VALIC's exposure to reduced spreads between investment yields and interest crediting rates should interest rates decline significantly over prolonged periods.

     During prolonged periods of decreasing interest rates, the spread between investment yields and interest crediting rates may be reduced as a result of minimum rate guarantees on certain insurance and annuity contracts, which limit VALIC's ability to reduce interest crediting rates. Call swaptions, which allow VALIC to enter into interest rate swap agreements to receive fixed rates and pay lower floating rates, effectively maintain the spread between investment yields and interest crediting rates during such periods.

     During prolonged periods of increasing interest rates, the spread between investment yields and interest crediting rates may be reduced as a result of VALIC's decision to increase interest crediting rates to limit surrenders. Put swaptions, which allow VALIC to enter into interest rate swap agreements to pay fixed rates and receive higher floating rates, effectively maintain the spread between investment yields and interest crediting rates during such periods.

     Premiums paid to purchase swaptions are included in investments and are amortized to net investment income over the exercise period of the swaptions. If a swaption is terminated, any gain is deferred and amortized to insurance and annuity benefits over the expected life of the insurance and annuity contracts and any unamortized premium is charged to income. If a swaption ceases to be an effective hedge, any gain or loss is recognized in income.

1.6  DEFERRED POLICY ACQUISITION COSTS (DPAC)

     Certain costs of writing an insurance policy, including commissions, underwriting and marketing expenses, are deferred and reported as DPAC. DPAC is charged to expense in relation to the estimated gross profits of the insurance contracts, including realized gains (losses).

     DPAC is adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) on securities had been realized at the balance sheet date. The impact of this adjustment is included in accumulated other comprehensive income within stockholder's equity.

     VALIC reviews the carrying value of DPAC on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable.

1.7  SEPARATE ACCOUNTS

     Separate Accounts are assets and liabilities associated with certain contracts, principally annuities for which the investment risk lies solely with the holder of the contract rather than VALIC. Consequently, VALIC's liability for these accounts equals the value of the account assets. Investment income, realized investment gains (losses) and policyholder account deposits and withdrawals related to Separate Accounts are excluded from the consolidated statements of income and cash flows. Assets held in the Separate Accounts are primarily shares in mutual funds, which are carried at fair value, based on the quoted net asset value per share.

1.8  POLICY RESERVES

     Net deposits made by fixed annuity policyholders are accumulated at interest rates guaranteed by VALIC plus excess interest credited at the sole discretion of the Board of Directors until benefits are payable. Reserves for deferred annuities (accumulation phase) are equivalent to the policyholders' account values. Reserves for annuities on which benefits are currently payable (annuity payout phase) are provided based upon estimated mortality and other assumptions, including provisions for the risk of adverse deviation from assumptions, which were appropriate at the time the contracts were issued. The 1971 Individual or Group Annuity Mortality Tables, and the 1983a Table have been used to provide for future annuity benefits in the annuity payout phase. Interest rates used in determining reserves for policy benefits during both the accumulation and annuity payout phases range from 3.5% to 13.5%.

1.9  RECOGNITION OF REVENUES AND COSTS

     Premium receipts for annuity contracts are classified as deposits instead of revenues. Revenues for these contracts consist of the mortality, expense and surrender charges. Gains (losses) from mortality guarantees under variable annuity contracts are recognized as they occur.


--------------------------------------------------------------------------------
                                                                               7

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Notes to Consolidated Financial Statements - Continued

December 31, 1998
--------------------------------------------------------------------------------

1.10 INCOME TAXES

     Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

     A valuation allowance for deferred tax assets is provided if all or some portion of the deferred tax asset may not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income. A change related to fluctuations in fair value of available-for-sale fixed maturity securities is included in accumulated other comprehensive income in stockholder's equity.

1.11 STATUTORY ACCOUNTING

     State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity (capital and surplus) that differ from GAAP. Net income and stockholder's equity as determined by statutory accounting practices at December 31 were as follows:

                            1998           1997           1996
                         ----------     ----------     ----------
Net income               $  169,855     $  237,719     $  213,686
                         ----------     ----------     ----------
Stockholder's equity     $1,236,522     $1,189,278     $1,077,366
                         ----------     ----------     ----------

1.12 COINSURANCE TRANSACTION

     On May 21, 1998, VALIC completed the acquisition of a block of individual annuity business in a coinsurance transaction. This transaction increased assets and insurance and annuity liabilities by $688,221.


                                       2

                                  INVESTMENTS

2.1  INVESTMENT INCOME

     Income by type of investment was as follows:

                                 1998           1997           1996
                              ----------     ----------     ----------
Non-affiliated fixed
  maturity securities         $1,664,325     $1,562,802     $1,471,879
Affiliated fixed
  maturity securities              2,761          2,588          2,851
Equity securities                    245            483            782
Mortgage loans on
  real estate                    112,781        123,591        140,492
Other                             62,680         53,543         51,040
                              ----------     ----------     ----------
  Gross investment income      1,842,792      1,743,007      1,667,044
  Investment expense              32,168         13,466         12,548
                              ----------     ----------     ----------
    Net investment income     $1,810,624     $1,729,541     $1,654,496
                              ----------     ----------     ----------

     The carrying value of investments that produced no investment income during 1998 totaled $313 or 0.001% of total invested assets. The ultimate disposition of these assets is not expected to have a material effect on VALIC's consolidated results of operations or financial position.

     Derivative financial instruments related to investment securities did not have a material effect on net investment income in any of the three years ended December 31, 1998.

2.2  REALIZED INVESTMENT GAINS (LOSSES)

     Realized investment gains (losses) were as follows:

                                    1998          1997          1996
                                  --------      --------      --------
Fixed maturity securities
  Gross gains                     $ 14,472      $ 35,087      $ 38,222
  Gross losses                     (49,745)      (29,012)      (36,805)
                                  --------      --------      --------
    Total fixed maturity
        securities                 (35,273)        6,075         1,417
                                  --------      --------      --------
Equity securities
  Gross gains                          158            31        15,867
  Gross losses                         (30)          (10)          (72)
                                  --------      --------      --------
    Total equity securities            128            21        15,795
                                  --------      --------      --------
Mortgage loans on real estate        8,811        21,647         4,635
Real estate                          6,673         3,802           389
Other long-term investments           (601)          (28)           (9)
DPAC amortization and
  investment expense                (8,009)      (11,282)         (676)
                                  --------      --------      --------
  Realized investment gains
    (losses) before taxes          (28,271)       20,235        21,551
Income tax expense (benefit)        (9,895)        7,082         7,543
                                  --------      --------      --------
  Net realized investment
    gains (losses)                $(18,376)     $ 13,153      $ 14,008
                                  --------      --------      --------

2.3  CASH FLOWS FROM INVESTING ACTIVITIES

     Uses of cash for investment purchases were as follows:

                                 1998             1997           1996
                              -----------     -----------     -----------
Fixed maturity securities     $ 5,469,258     $ 5,174,707     $ 5,299,390
Other                           9,711,149      13,228,306       9,583,881
                              -----------     -----------     -----------
  Total                       $15,180,407     $18,403,013     $14,883,271
                              -----------     -----------     -----------

     Sources of cash from investment dispositions and repayments were as follows:

                                 1998            1997            1996
                              -----------     -----------     -----------
Fixed maturity securities     $ 4,444,092     $ 4,223,740     $ 4,235,560
Mortgage loans on
  real estate                     240,954         298,670         280,389
Equity securities                   8,319           3,296          67,713
Real estate                        17,086          22,525           1,627
Other                          10,021,481      12,952,081       9,312,190
                              -----------     -----------     -----------
  Total                       $14,731,932     $17,500,312     $13,897,479
                              -----------     -----------     -----------


--------------------------------------------------------------------------------
8

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Notes to Consolidated Financial Statements - Continued

December 31, 1998
--------------------------------------------------------------------------------

2.4  FIXED MATURITY AND EQUITY SECURITIES

     VALUATION. Amortized cost and fair value of fixed maturity and equity securities at December 31 were as follows:

                                                        Amortized Cost               Gross Unrealized Gains
                                                -----------------------------     -----------------------------
                                                    1998             1997            1998             1997
                                                ------------     ------------     ------------     ------------
U.S. Treasury securities and
  obligations of U.S. government
  corporations and agencies                     $    299,377     $    175,771     $     38,019     $     25,101
Obligations of states and
  political subdivisions                              55,694           32,264            3,320            1,193
Debt securities issued by
  foreign governments                                232,406          248,838           16,911           14,018
Corporate securities                              16,153,147       15,207,118          933,904          755,877
Mortgage-backed securities                         4,947,963        4,959,198          227,160          214,418
Affiliated fixed maturity securities                  25,159           28,192             --                 67
Redeemable preferred stock                            19,463             --               --               --
                                                ------------     ------------     ------------     ------------
Total fixed maturity securities                 $ 21,733,209     $ 20,651,381     $  1,219,314     $  1,010,674
                                                ------------     ------------     ------------     ------------
Equity securities                               $    176,799     $      5,581     $     17,932     $        114
                                                ------------     ------------     ------------     ------------

                                                     Gross Unrealized Losses                   Fair Value
                                                     1998               1997              1998            1997
                                                 ------------       ------------      ------------     ------------
U.S. Treasury securities and
  obligations of U.S. government
  corporations and agencies                      $       (136)      $         (3)     $    337,260     $    200,869
Obligations of states and
  political subdivisions                                 --                 --              59,014           33,457
Debt securities issued by
  foreign governments                                    (210)            (1,988)          249,107          260,868
Corporate securities                                  (73,396)           (16,179)       17,013,655       15,946,816
Mortgage-backed securities                               (732)            (2,801)        5,174,391        5,170,815
Affiliated fixed maturity securities                     --                 --              25,159           28,259
Redeemable preferred stock                               --                 --              19,463             --
                                                 ------------       ------------      ------------     ------------
Total fixed maturity securities                  $    (74,474)      $    (20,971)     $ 22,878,049     $ 21,641,084
                                                 ------------       ------------      ------------     ------------
Equity securities                                $       (102)      $       (239)     $    194,629     $      5,456
                                                 ------------       ------------      ------------     ------------


2.4  FIXED MATURITY AND EQUITY SECURITIES- (CONTINUED)

     MATURITIES. The contractual maturities of fixed maturity securities at December 31, 1998 were as follows:

                                            Amortized         Fair
                                              Cost            Value
                                           -----------     -----------
Fixed maturity securities, excluding
  mortgage-backed securities, due
   In one year or less                     $   387,495     $   391,791
   In years two through five                 4,571,241       4,793,727
   In years six through ten                  7,580,048       8,010,517
   After ten years                           4,246,462       4,507,623
Mortgage-backed securities                   4,947,963       5,174,391
                                           -----------     -----------
       Total fixed maturity securities     $21,733,209     $22,878,049
                                           -----------     -----------

     Actual maturities may differ from contractual maturities since borrowers may have the right to call or prepay obligations. Corporate requirements and investment strategies may result in the sale of investments before maturity.

2.5  NET UNREALIZED GAINS (LOSSES) ON SECURITIES

     Net unrealized gains (losses) on fixed maturity and equity securities included in accumulated other comprehensive income at December 31 were as follows:

                                            1998             1997
                                         -----------      -----------
Gross unrealized gains                   $ 1,237,246      $ 1,010,788
Gross unrealized losses                      (74,576)         (21,210)
DPAC adjustments                            (339,163)        (511,037)
Deferred federal income taxes               (296,047)        (172,066)
                                         -----------      -----------
  Net unrealized gains on securities     $   527,460      $   306,475
                                         -----------      -----------

2.6  MORTGAGE LOANS ON REAL ESTATE

     DIVERSIFICATION. Diversification of the geographic location and type of property collateralizing mortgage loans reduces the concentration of credit risk. For new loans, VALIC requires loan-to-value ratios of 75% or less, based on management's credit assessment of the borrower.

     At December 31 the mortgage loan portfolio was distributed as follows:

                                1998             1997
                             -----------      -----------
Geographic distribution:
  Atlantic                   $   644,594      $   614,627
  Pacific and Mountain           327,969          355,006
  Central                        252,289          310,535
  Allowance for losses           (12,325)         (21,139)
                             -----------      -----------
    Total mortgage loans     $ 1,212,527      $ 1,259,029
                             -----------      -----------
Property type:
  Office                     $   467,219      $   467,326
  Retail                         359,368          396,934
  Industrial                     249,459          246,241
  Apartments                      93,476          145,272
  Residential and other           55,330           24,395
  Allowance for losses           (12,325)         (21,139)
                             -----------      -----------
    Total mortgage loans     $ 1,212,527      $ 1,259,029
                             -----------      -----------


--------------------------------------------------------------------------------
                                                                               9

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Notes to Consolidated Financial Statements - Continued

December 31, 1998
--------------------------------------------------------------------------------

2.6  MORTGAGE LOANS ON REAL ESTATE - (CONTINUED)

     ALLOWANCE. The allowance for mortgage loan losses was as follows:

                               1998          1997          1996
                             --------      --------      --------
Balance at January 1         $ 21,139      $ 44,577      $ 54,213
Recovery of mortgage
    loan losses                (6,541)      (18,178)       (2,967)
Deductions                     (2,273)       (5,260)       (6,669)
                             --------      --------      --------
  Balance at December 31     $ 12,325      $ 21,139      $ 44,577
                             --------      --------      --------

     IMPAIRED LOANS. Impaired mortgage loans on real estate and related interest income were as follows:

                                   1998       1997
                                 -------     -------
Impaired loans:
 With allowance*                 $13,470     $28,317
                                 -------     -------
    Total impaired loans         $13,470     $28,317
                                 -------     -------
Average investment               $20,893     $37,449
Interest income earned              --         2,887
Interest income - cash basis        --          --
                                 -------     -------

* Represents gross amounts before allowance for mortgage loan losses of $1,803 and $9,317, respectively.


                                        3
                    DEFERRED POLICY ACQUISITION COSTS (DPAC)

     Activity in DPAC was as follows:

                                     1998           1997           1996
                                   ---------      ---------      ---------
Balance at January 1               $ 392,346      $ 557,748      $ 182,546
Deferrals:
  Commissions                         83,359         76,327         62,760
  Other acquisition costs             76,419         61,328         54,058
Amortization:
  Accretion of interest               72,536         65,388         59,810
  Operating earnings                (127,610)      (107,489)       (91,011)
Offset to realized gains              (3,797)       (11,282)          (676)
Effect of net unrealized
  (gains) losses on securities       171,874       (249,674)       290,261
                                   ---------      ---------      ---------
Balance at December 31             $ 665,127      $ 392,346      $ 557,748
                                   ---------      ---------      ---------


                                        4
                        COST OF INSURANCE PURCHASED (CIP)

     Activity in CIP was as follows:

                                  1998           1997          1996
                                --------      ----------     ---------
Balance at January 1            $   --        $     --       $    --
Additions from acquisitions       23,915            --            --
Accretion of interest                733            --            --
Amortization                      (2,535)           --            --
                                --------      ----------     ---------
Balance at December 31          $ 22,113      $     --       $    --
                                --------      ----------     ---------

     CIP amortization, net of accretion, expected to be recorded in each of the next five years is $3,099, $2,644, $2,266, $1,920, and $1,763.


                                        5
                                  INCOME TAXES

5.1  TAX-SHARING AGREEMENT

     VALIC, combined with its Separate Accounts, is taxed as a life insurance company. VALIC and the Separate Accounts are included in the consolidated life insurance company tax return of AGC. VALIC participates in a tax-sharing agreement with the other companies included in the consolidated return. Under this agreement, tax payments are made to AGC as if the companies filed separate tax returns and companies incurring operating losses and/or capital losses are reimbursed for the use of these losses by the consolidated return group.

5.2  TAX LIABILITIES

     Components of income tax liabilities and assets at December 31 were as follows:

                                                1998           1997
                                              ---------      ---------
Current tax liabilities (assets)              $ (14,560)     $   2,027
                                              ---------      ---------
Deferred tax liabilities, applicable to:
  Basis differential of investments             438,190        368,591
  DPAC                                          229,803        134,541
  Other                                          31,996         18,576
                                              ---------      ---------
     Total deferred tax liabilities             699,989        521,708
                                              ---------      ---------
Deferred tax assets, applicable to:
  Policy reserves                              (134,409)      (138,555)
  Basis differential of investments              (1,920)        (1,545)
  Other                                          (7,424)        (6,563)
                                              ---------      ---------
     Total deferred tax assets                 (143,753)      (146,663)
                                              ---------      ---------
       Net deferred tax liabilities             556,236        375,045
                                              ---------      ---------
             Total income tax liabilities     $ 541,676      $ 377,072
                                              ---------      ---------


--------------------------------------------------------------------------------

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Notes to Consolidated Financial Statements - Continued

December 31, 1998
--------------------------------------------------------------------------------

5.3  TAX EXPENSE

Components of income tax expense were as follows:

                                1998          1997           1996
                              ---------     ---------      ---------
Current:
  Federal                     $  77,492     $ 114,138      $  99,560
  State                           2,154         3,099          2,842
                              ---------     ---------      ---------
    Total current income
       tax expense               79,646       117,237        102,402
                              ---------     ---------      ---------
Deferred, applicable to:
  DPAC                           35,105        29,113         29,308
  Policy reserves                 4,148       (14,920)       (18,581)
  Basis differential of
     investments                 12,484         3,569          2,754
  Other, net                      5,471         9,239          8,487
                              ---------     ---------      ---------
    Total deferred income
       tax expense               57,208        27,001         21,968
                              ---------     ---------      ---------
       Income tax expense     $ 136,854     $ 144,238      $ 124,370
                              ---------     ---------      ---------

     A reconciliation between the federal income tax rate and the effective tax rate follows:

                                  1998            1997           1996
                               ---------       ---------       ---------
Federal income tax rate               35%             35%             35%
Income tax expense at
  applicable rate              $ 147,461       $ 146,308       $ 127,679
Dividends received
  deduction                       (7,851)         (5,212)         (4,935)
Tax-exempt interest (ESOP)        (2,730)         (3,326)         (3,865)
State income taxes                 3,811           3,695           3,311
Other items                       (3,837)          2,773           2,180
                               ---------       ---------       ---------
  Income tax expense           $ 136,854       $ 144,238       $ 124,370
                               ---------       ---------       ---------

     Federal income taxes paid in 1998, 1997, and 1996 were $92,613, $106,338, and $114,478, respectively. State income taxes paid in 1998, 1997, and 1996 were $2,841, $2,978, and $3,060, respectively.


                                        6
                                 CAPITAL STOCK

     VALIC has two classes of capital stock: preferred stock ($1.00 par value with 2 million shares authorized) that may be issued with such dividend, liquidation, redemption, conversion, voting and other rights as the Board of Directors may determine, and common stock ($1.00 par value, 5 million shares authorized).

     VALIC is restricted by state insurance laws as to the amount it may pay as dividends without prior approval from the Texas Department of Insurance. The maximum dividend payout which may be made without prior approval in 1999 is $176,753.


                                       7
                        DERIVATIVE FINANCIAL INSTRUMENTS

     Interest rate and currency swap agreements related to investment securities at December 31 were as follows:

                                       1998             1997
                                    -----------      -----------
Interest rate swap agreements
  to pay fixed rate
     Notional amount                $   332,000      $   107,000
     Average receive rate                  5.97%            6.92%
     Average pay rate                      5.37             6.25
                                    -----------      -----------
Currency swap agreements
  (receive U.S.$/pay Canadian$)
     Notional amount (in U.S.$)     $   108,180      $   123,326
     Average exchange rate                 1.50             1.49
                                    -----------      -----------


     During 1998, VALIC purchased call swaptions and put swaptions that expire by 2000. The call swaptions had a notional amount of $950,000 and strike rates ranging from 3.5% to 4.5% at December 31, 1998. The put swaptions had a notional amount of $690,000 strike rates ranging from 8.0% to 8.5% at December 31, 1998. Should the strike rates remain below market rates for call swaptions and above market rates for put swaptions, the swaptions will expire, and VALIC's exposure would be limited to the premiums paid. These premiums were immaterial.

     CREDIT AND MARKET RISK. Derivative financial instruments expose VALIC to credit risk in the event of nonperformance by counterparties. VALIC limits this exposure by entering into agreements with counterparties having high credit ratings and by regularly monitoring the ratings. VALIC does not expect any counterparty to fail to meet its obligation; however, nonperformance would not have a material impact on VALIC's consolidated results of operations and financial position.

     VALIC's exposure to market risk is mitigated by the offsetting effects of changes in the value of the agreements and the related items being hedged.


--------------------------------------------------------------------------------
                                                                              11

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Notes to Consolidated Financial Statements - Continued

December 31, 1998
--------------------------------------------------------------------------------


                                        8
                      FAIR VALUE OF FINANCIAL INSTRUMENTS

     Carrying amounts and fair values for certain of VALIC's financial instruments at December 31 are presented below. Care should be exercised in drawing conclusions based on fair value, since (1) the fair values presented do not include the value associated with all VALIC's assets and liabilities, and
(2) the reporting of investments at fair value without a corresponding revaluation of related policyholder liabilities can be misinterpreted.

                                                     1998                             1997
                                           ------------------------------   ------------------------------
                                           Fair Value     Carrying Amount   Fair Value     Carrying Amount
                                           -----------    ---------------   -----------    ---------------
Assets
  Fixed maturity and equity securities     $23,072,678*     $ 23,072,678*   $21,646,540*     $21,646,540*
  Mortgage loans on real estate              1,251,515        1,212,527       1,288,702        1,259,029
  Policy loans                                 801,322          788,547         721,089          719,127
Liabilities
  Insurance investment contracts           $23,314,345      $23,218,626     $21,536,809      $21,994,804
                                           -----------      -----------     -----------      -----------

------------
* Includes derivative financial instruments with a fair value of $19,342 in 1998 and $2,967 in 1997.


     The following methods and assumptions were used to estimate the fair values of financial instruments.

     FIXED MATURITY AND EQUITY SECURITIES. Fair values of fixed maturity and equity securities were based on quoted market prices, where available. For investments not actively traded, fair values were estimated using values obtained from independent pricing services or, in the case of some private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality and average life of the investments.

     MORTGAGE LOANS ON REAL ESTATE. Fair value of mortgage loans was estimated primarily using discounted cash flows, based on contractual maturities and risk-adjusted discount rates.

     POLICY LOANS. Fair value of policy loans was estimated using discounted cash flows and actuarially-determined assumptions, incorporating market rates.

     INSURANCE INVESTMENT CONTRACTS. Fair value of insurance investment contracts was estimated using cash flows discounted at market interest rates.

                                        9
                     TRANSACTIONS WITH AFFILIATED COMPANIES

     In the ordinary course of business, VALIC is occasionally involved in transactions with affiliated companies. Transactions involving the purchase or disposal of securities are consummated at the market value of the security on the date of the transaction. Transactions with affiliated companies during each of the three years in the period ended December 31, 1998 were as follows:

     Operating expenses include $46,556 in 1998, $22,061 in 1997, and $17,533 in 1996, for amounts paid to AGC or its subsidiaries primarily for rent, data processing services, use of facilities and investment expenses. Interest paid on borrowings from AGC totaled $152 in 1998, $501 in 1997, and $455 in 1996.

     On November 4, 1982, VALIC invested $11,853 in 13 1U2% Restricted Subordinated Note due November 4, 2002 issued by AGC. The principal amount of the note is due November 4, 2002. Principal payments of $592 were received on November 4, 1998, 1997, and 1996. VALIC recognized $1,212 in interest income during 1998, $1,292 for 1997, and $1,372 for 1996.

     On December 31, 1984, VALIC entered into a $48,929 note purchase agreement with AGC. Under the agreement AGC issued an adjustable rate promissory note in exchange for VALIC's holdings of AGC preferred stock, common stock and warrants. The principal amount of the note is due in 20 equal installment payments commencing December 29, 1985 and concluding December 29, 2004. Principal payments of $2,446 were received on December 29, 1998, 1997, and 1996. VALIC recognized $1,048, $1,296, and $1,479 of interest income on the note during 1998, 1997, and 1996, respectively.

     On May 15, 1996, VALIC sold SC Financial Corp Mortgage Notes with a book value of $13,000 to American General Life Insurance Company of NY. Proceeds from the sale totaled $13,033 with a profit of $33 recognized on the transaction.

     VALIC paid common stock dividends of $181,000, $50.63 per share; $379,000, $106.01 per share; and $111,000, $31.05 per share, in 1998, 1997, and 1996, respectively.

     VALIC received capital contributions of $55,200, $67,000, $250,000, and $75,000 from AGL on June 30, 1998, December 31, 1998, March 31, 1997, and
December 30, 1996, respectively.


--------------------------------------------------------------------------------
12

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Notes to Consolidated Financial Statements - Continued

December 31, 1998
--------------------------------------------------------------------------------

9.   TRANSACTIONS WITH AFFILIATED COMPANIES - (CONTINUED)

     VALIC acquired bonds of various issuers from American General Life and Accident Insurance Company at a cost of $22,154 and $25,892 on January 30, 1997, and April 8, 1997, respectively.

     On December 5, 1997, VALIC acquired bonds of various issuers from Western National Life Insurance Company at a cost of $129,715.

                                       10
                         COMMITMENTS AND CONTINGENCIES

     VALIC is a defendant in various lawsuits arising in the normal course of business. VALIC believes it has valid defenses in these lawsuits and is defending the cases vigorously. VALIC also believes that the total amounts that would ultimately have to be paid arising from these lawsuits would have no material effect on its consolidated financial position.

     All 50 states have laws requiring solvent life insurance companies to pay assessments to state guaranty associations to protect the interests of policyholders of insolvent life insurance companies. State guaranty fund expense included in operating costs and expenses was $37, $30, and $2,678, for the years ended December 31, 1998, 1997, and 1996, respectively. The accrued liability for anticipated assessments was $4,782, $7,402, and $13,661, at December 31, 1998, 1997, and 1996, respectively. The 1998 liability was estimated by VALIC using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. Although the amount accrued represents VALIC's best estimate of its liability, this estimate may change in the future. Additionally, changes in state laws could decrease the amount recoverable against future premium taxes.


                                       11
                             EMPLOYEE BENEFIT PLANS

11.1 PENSION PLANS

     VALIC participates in several employee benefit plans which together cover substantially all of its employees. One of these plans is a defined benefit plan. Pension benefits under this plan are based on the participant's average monthly compensation and length of credited service. VALIC's funding policy for this plan is to contribute annually no more than the maximum amount that can be deducted for federal income tax purposes.

11.1 PENSION PLANS - (CONTINUED)

     The components of pension expense and underlying assumptions for the defined benefit plan were as follows:

                                      1998         1997          1996
                                     -------      -------       -------
Service cost (benefits earned)
  during period                      $ 1,342      $ 1,091       $   917
Interest cost on projected
  benefit obligation                   1,346        1,145           843
Expected return  on  plan assets      (1,102)        (801)         (575)
Amortization of unrecognized
  net asset existing at date of
  initial application                   --           --             (23)
Amortization of unrecognized
  prior service cost                      66           54            44
Actuarial gain                           (33)        --            --
                                     -------      -------       -------
  Total pension expense              $ 1,619      $ 1,489       $ 1,206
                                     -------      -------       -------
Weighted-average discount rate
  on benefit obligation                 7.00%        7.25%         7.50%
Rate of increase in
  compensation levels                   4.25         4.00          4.00
Expected long-term rate of
  return on plan assets                10.25        10.00         10.00
                                     -------      -------       -------

     The following table sets forth the funded status and amounts recognized in the Consolidated Balance Sheet at December 31, 1998 and 1997 for VALIC's defined benefit pension plan:

                                                1998          1997
                                              --------      --------
Projected benefit obligation                  $ 21,125      $ 17,394
Plan assets at fair value                       14,921        11,759
                                              --------      --------
Projected benefit obligation in excess of
  plan assets                                   (6,204)       (5,635)
Unrecognized net gain                              738         2,162
Unrecognized prior service cost                    487            26
                                              --------      --------
    Net pension liability                     $ (4,979)     $ (3,447)
                                              --------      --------

     Equity and fixed maturity securities were 66% and 32%, respectively, of the plan's assets at the plan's most recent balance sheet dates. The remaining plan assets consisted primarily of cash equivalents and investment-related receivables.

11.2 POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

     VALIC, through AGC, has life, medical, supplemental major medical, and dental plans for certain retired employees and agents. Most plans are contributory, with retiree contributions adjusted annually to limit employer contributions to predetermined amounts. VALIC has reserved the right to change or eliminate these benefits at any time.


--------------------------------------------------------------------------------
                                                                              13

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Notes to Consolidated Financial Statements - Continued

December 31, 1998
--------------------------------------------------------------------------------

11.2 POSTRETIREMENT BENEFITS OTHER THAN PENSIONS - (CONTINUED)

     The life plans are fully insured; the retiree medical and dental plans are unfunded and self-insured. The accrued liability for postretirement benefits was $2,388 and $1,784 at year-end 1998 and 1997, respectively. These liabilities were discounted at the same rates used for the pension plans. Postretirement benefit expense in 1998, 1997, and 1996 was $275, $295, and $282, respectively.

                                       12
                        IMPACT OF YEAR 2000 (UNAUDITED)

     INTERNAL SYSTEMS. VALIC has numerous technology systems that are managed on a decentralized basis. Year 2000 readiness efforts are therefore being undertaken by its key business units with centralized oversight. Each business unit has developed and is implementing a plan to minimize the risk of a significant negative impact on its operations.

     While the specifics of the plans vary, the plans include the following activities: (1) perform an inventory of VALIC's information technology and non-information technology systems; (2) assess which items in the inventory may expose VALIC to business interruptions due to Year 2000 issues; (3) reprogram or replace systems that are not Year 2000 ready, (4) test systems to prove that they will function into the next century as they do currently, and (5) return the system to operations. As of December 31, 1998, these activities have been completed for substantially all of VALIC's critical systems, making them Year 2000 ready. Vendor upgrades for a small number of systems are expected in the first half of 1999; therefore, activities (3) through (5) are ongoing for these systems. VALIC will continue to test its systems throughout 1999 to maintain Year 2000 readiness.

     THIRD PARTY RELATIONSHIPS. VALIC has relationships with various third parties who also must be Year 2000 ready. These third parties provide (or receive) resources and services to (or from) VALIC and include organizations with which VALIC exchanges information. Third parties include vendors of hardware, software, and information services; providers of infrastructure services such as voice and data communications and utilities for office facilities; investors; customers; distribution channels; and joint venture partners. Third parties differ from internal systems in that VALIC exercises less, or no, control over their Year 2000 readiness. VALIC has developed a plan to assess and attempt to mitigate the risks associated with the potential failure of third parties to achieve Year 2000 readiness. The plan includes the following activities: (1) identify and classify third party dependencies; (2) research, analyze, and document Year 2000 readiness for critical third parties; and (3) test critical hardware and software products and electronic interfaces. A more detailed evaluation will be completed during first quarter 1999 as part of VALIC's contingency planning efforts. Due to the various stages of third parties' Year 2000 readiness, VALIC's testing activities will extend throughout 1999.

     CONTINGENCY PLANS. VALIC has commenced contingency planning to reduce the risk of Year 2000 related business failures. The contingency plans, which address both internal systems and third party relationships, include the following activities: (1) evaluate the consequences of failure of business processes with significant exposure to Year 2000 risk, (2) determine the probability of a Year 2000-related failure for those processes that have a high consequence of failure; (3) develop an action plan to complete contingency plans for those processes that rank high in consequence and probability of failure; and (4) complete the applicable action plans. VALIC is currently developing contingency plans and expects to substantially complete all contingency-planning activities by April 30, 1999.

     RISKS AND UNCERTAINTIES. Based on its plans to make internal systems ready for Year 2000, to deal with third party relationships, and to develop contingency actions, VALIC believes that it will experience, at most, isolated and minor disruptions of business processes following the turn of the century. Such disruptions are not expected to have a material effect on VALIC's future results of operations, liquidity, or financial condition. However, due to the magnitude and complexity of this project, risks and uncertainties exist and VALIC is not able to predict a most reasonably likely worst case scenario. If Year 2000 readiness is not achieved due to nonperformance by significant third party vendors, VALIC's failure to maintain critical systems as Year 2000 ready, failure of critical third parties to achieve Year 2000 readiness on a timely basis, or other unforeseen circumstances in completing VALIC's plans, the Year 2000 issues could have a material adverse impact on VALIC's operations following the turn of the century.

     COSTS. Through December 31, 1998, VALIC has incurred and expensed $27 million (pretax) related to Year 2000 readiness, including $20 million incurred during 1998. VALIC currently anticipates that it will incur future costs of approximately $2 million (pretax) to maintain Year 2000 readiness, complete Year 2000 work on noncritical systems and third party relationships, and complete contingency planning activities. In addition, VALIC accelerated the planned replacement of certain systems as part of the Year 2000 plans.


--------------------------------------------------------------------------------
14

================================================================================
                                CHAIRMAN'S LETTER                              1
================================================================================



TO OUR PARTICIPANTS:

We are pleased to present the December 31, 1998, Annual Report to Contract Owners for Separate Account A of The Variable Annuity Life Insurance Company. A summary of the change in unit value for each fund and each product series (Portfolio Director 1, Portfolio Director 2, Portfolio Director Plus, Independence Plus, Group Unit Purchase and Impact) appears on pages two and three.

1998 was a volatile year for investors around the world. Problems that began in Asia in late 1997 circled the globe throughout 1998. Central banks, fearing the worst lowered interest rates in the fourth quarter of 1998. The result was an unexpected and dramatic rise in stock and bond prices worldwide.

The year was marked by extreme flight to quality. Investors general preference was for larger cap growth in stocks over small cap value stocks, and U.S. Treasury Securities.

The Standard & Poor's 500 Index, dominated by large cap, high-growth technology and global consumer product companies, had a total return of 28.58%. The top 15 stocks alone accounted for half of the performance. It was a difficult year for active equity fund managers, as almost 90% of the active managers lagged the S&P 500 Index returns. Also, the S&P 500 Index returns for the year outperformed over 71% of all U.S.-traded common stocks. The medium to small-cap companies lagged, with the large companies S&P MidCap 400 Index returning 6.27% and the S&P SmallCap 600 Index, producing a negative 1.31%.

There was a greater variability in returns between growth and value components of the equity indices. In the large capitalization arena, S&P 500/BARRA Growth Index returned an outstanding 42.16%, while the S&P 500/BARRA Value Index returned 14.67%. In the mid-cap sector, the S&P 400/BARRA Growth Index returned 34.86% compared to the S&P 400/BARRA Value Index return of 4.67%. However, the small cap equity returns experienced wide variability, with the S&P SmallCap 600/BARRA Growth Index returning 2.29%, and the S&P SmallCap 600/BARRA Value returning a negative 5.06%.

Globally, the pattern of investment results was very similar to the U.S. equity returns. The MSCI world Index returned 22%. The top quintile of growth stocks outperformed the bottom quintile of value stocks by over two times with returns of 48% and 17%, respectively.

The yield on the 30 year Treasury bond opened the year at 5.92% and declined to 5.10% by the end of 1998, as the Federal Reserve lowered the federal fund rate three times between September 29 and November 17, leaving the target rate at 4.75%.

For the year, the bond market return, reflected in the Lehman Aggregate Bond Index, was 8.69% with the long U.S. Treasury Index showing the highest return of 13.52%, followed by the Long Corporate AA/Better Index 10.52%, and the High Yield Index with 1.60%. Throughout the developed world international bond prices appreciated as yields declined.

While international markets outside of North America and Europe remain unsettled, the U.S. economy is experiencing unprecedented prosperity and growth. Furthermore, with worldwide inflation rates low, and the Federal Reserve weary of weakness in Asia and emerging markets, it appears that we can expect a continuation of the current stable rate environment.

If you have any questions about your contract or this report, we would be happy to hear from you.

                                  Respectfully,


                                  /s/ THOMAS L. WEST, JR.


                                  Thomas L. West, Jr., Chairman
                                  The Variable Annuity Life Insurance Company



February 18, 1999




This report is not authorized for distribution as advertising or sales literature. This report is published exclusively for the information of the variable annuity contract owners of the Company in accordance with section 30
(d) of the Investment Company Act of 1940.

"S&P 500(R)" and "Standard & Poor's MidCap 400 Index" are trademarks of Standard & Poor's Corporation (S&P). The Stock Index Fund and MidCap Index Fund are not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the funds. The Russell 2000(R) Index is a trademark / service mark of the Frank Russell Company. Russell(TM) is a trademark of the Frank Russell Company.

================================================================================
2                               CHAIRMAN'S LETTER
================================================================================




                                                                                GROUP                                    PORTFOLIO
                                                                                 UNIT                    INDEPENDENCE    DIRECTOR
                                                                               PURCHASE      IMPACT         PLUS             1
                                                                               DIVISION      DIVISION      DIVISION      DIVISION
                                                                             ------------  ------------  ------------  ------------
INTERNATIONAL GROWTH
   AGSPC International Equities Fund .....................................             --            --            11           11
   Putnam Global Growth Fund .............................................             --            --            --           --
   Templeton Foreign Fund ................................................             --            --            --           --
   Templeton International Fund ..........................................             --            --            --           20

AGGRESSIVE GROWTH
   AGSPC Science & Technology Fund .......................................             --            --            --           17
   AGSPC Small Cap Index Fund ............................................             --            --            14           14
   Dreyfus Variable Investment Fund - Small Cap Portfolio ................                           --            --           18
   Putnam New Opportunities Fund .........................................             --            --            --           --
   Putnam OTC & Emerging Growth Fund .....................................             --            --            --           --

GROWTH
   AGSPC Growth Fund .....................................................             --            --            --           15
   AGSPC MidCap Index Fund ...............................................             --             4             4            4
   American Century - Twentieth Century Ultra Fund .......................             --            --            --           --
   Founders Growth Fund ..................................................             --            --            --           --

GROWTH & INCOME
   AGSPC Growth & Income Fund ............................................             --            --            --           16
   AGSPC Social Awareness Fund ...........................................             --            --            12           12
   AGSPC Stock Index Fund ................................................         10A,10B           10D           10C          10C
   Neuberger Berman Guardian Trust .......................................             --            --            --           --
   Scudder Growth and Income Fund ........................................             --            --            --           --
   Vanguard Windsor II Fund ..............................................             --            --            --           --

BALANCED GROWTH - INTERNATIONAL
   Templeton Asset Allocation Fund .......................................             --            --            --           19

BALANCED GROWTH - DOMESTIC
   AGSPC Asset Allocation Fund ...........................................             --             5             5            5
   Vanguard Wellington Fund ..............................................             --            --            --           --

CURRENT INCOME
   AGSPC International Government Bond Fund ..............................             --            --            13           13

CURRENT INCOME & CAPITAL PRESERVATION
   AGSPC Capital Conservation Fund .......................................             --             1             7            7
   AGSPC Government Securities Fund ......................................             --            --             8            8
   Vanguard Fixed Income Securities Fund - Long-Term Corporate Fund ......             --            --            --           --
   Vanguard Fixed Income Securities Fund - Long-Term Treasury Fund .......             --            --            --           --

LIQUIDITY & CAPITAL PRESERVATION
   AGSPC Money Market Fund ...............................................             --             2             6            6

                                                                                                               YEAR TO DATE
                                                                                                                TOTAL RETURNS
                                                                             PORTFOLIO       PORTFOLIO         FOR YEAR ENDING
                                                                              DIRECTOR       DIRECTOR            DECEMBER 31,
                                                                                 2             PLUS        ----------------------
                                                                              DIVISION       DIVISION         1998       1997
                                                                             ------------   ------------   ----------  ----------
INTERNATIONAL GROWTH
   AGSPC International Equities Fund .....................................             --             11        17.57%       1.18%
   Putnam Global Growth Fund .............................................             28             28        27.48       12.20
   Templeton Foreign Fund ................................................             32             32        (5.82)       5.57
   Templeton International Fund ..........................................             --             20         7.95       12.54

AGGRESSIVE GROWTH
   AGSPC Science & Technology Fund .......................................             17             17        40.71        1.57
   AGSPC Small Cap Index Fund ............................................             --             14        (2.92)      21.18
   Dreyfus Variable Investment Fund - Small Cap Portfolio ................             --             18        (4.51)      15.37
   Putnam New Opportunities Fund .........................................             26             26        23.12       21.31
   Putnam OTC & Emerging Growth Fund .....................................             27             27         9.87        9.08

GROWTH
   AGSPC Growth Fund .....................................................             15             15        16.96       19.80
   AGSPC MidCap Index Fund ...............................................             --              4        17.80       30.45
   American Century - Twentieth Century Ultra Fund .......................             31             31        33.14       21.74
   Founders Growth Fund ..................................................             30             30        23.76       25.25

GROWTH & INCOME
   AGSPC Growth & Income Fund ............................................             --             16        13.41       22.60
   AGSPC Social Awareness Fund ...........................................             12             12        26.03       32.52
   AGSPC Stock Index Fund ................................................             10C            10C       27.14       31.77
   Neuberger Berman Guardian Trust .......................................             29             29         1.34       16.66
   Scudder Growth and Income Fund ........................................             21             21         4.99       28.80
   Vanguard Windsor II Fund ..............................................             24             24        14.90       30.70

BALANCED GROWTH - INTERNATIONAL
   Templeton Asset Allocation Fund .......................................             --             19         5.07       14.07

BALANCED GROWTH - DOMESTIC
   AGSPC Asset Allocation Fund ...........................................             --              5        17.19       21.40
   Vanguard Wellington Fund ..............................................             25             25        10.65       21.65

CURRENT INCOME
   AGSPC International Government Bond Fund ..............................             13             13        15.92       (5.79)

CURRENT INCOME & CAPITAL PRESERVATION
   AGSPC Capital Conservation Fund .......................................             --              7         6.30        7.49
   AGSPC Government Securities Fund ......................................             --              8         7.86        7.83
   Vanguard Fixed Income Securities Fund - Long-Term Corporate Fund ......             22             22         8.04       12.32
   Vanguard Fixed Income Securities Fund - Long-Term Treasury Fund .......             23             23        11.82       12.44

LIQUIDITY & CAPITAL PRESERVATION
   AGSPC Money Market Fund ...............................................              6              6         4.12        4.13



The total returns displayed show value after all management, administration fees and fund expenses and do not include potential sales charges or maintenance fees, if applicable. For total return information over a longer period, see the Portfolio Director 1 and 2 prospectuses. The performance shown represents past performance. The principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance does not guarantee future returns.

================================================================================
                                CHAIRMAN'S LETTER                             3
================================================================================



                                                                Group                                 Portfolio     Portfolio
                                                                 Unit                   Independence  Director      Director
                                                               Purchase      Impact         Plus          1            2

------------------------------------------------------------------------------------------------------------------------------------
                                                               Division      Division     Division     Division     Division
                                                               ----------   ----------   ----------   ----------   ----------
ACTIVELY MANAGED EQUITY FUNDS

   American General International Growth Fund ..............           --           --           --           --           --
   American General Large Cap Growth Fund ..................           --           --           --           --           --
   American General Mid Cap Growth Fund ....................           --           --           --           --           --
   American General Small Cap Growth Fund ..................           --           --           --           --           --
   American General INternational Value Fund ...............           --           --           --           --           --
   American General Large Cap Value Fund ...................           --           --           --           --           --
   American General Mid Cap Value Fund .....................           --           --           --           --           --
   American General Small Cap Value Fund ...................           --           --           --           --           --
   T. Rowe Price Small-Cap Stock Fund ......................           --           --           --           --           --

SPECIALTY EQUITY FUND

   American General Socially Responsible Fund ..............           --           --           --           --           --

BALANCED FUNDS

   American General Balanced Fund ..........................           --           --           --           --           --

INCOME FUNDS

   American General High Yield Bond Fund ...................           --           --           --           --           --
   American General Strategic Bond Fund ....................           --           --           --           --           --
   American General Domestic Bond Fund .....................           --           --           --           --           --
   American General Core Bond Fund .........................           --           --           --           --           --

MONEY MARKET FUND

   American General Money Market Fund ......................           --           --           --           --           --

LIFESTYLE FUNDS

   American General Growth Lifestyle Fund ..................           --           --           --           --           --
   American General Moderate Growth Lifestyle Fund .........           --           --           --           --           --
   American General Conservative Growth Lifestyle Fund .....           --           --           --           --           --
   Vanguard LifeStrategy Growth ............................           --           --           --           --           --
   Vanguard LifeStrategy Moderate Growth ...................           --           --           --           --           --
   Vanguard LifeStrategy Conservative Growth ...............           --           --           --           --           --

                                                                             Year To Date
                                                                             Total Returns
                                                             Portfolio      For Year Ending
                                                             Director         December 31,
                                                               Plus      ------------------------
                                                             Division       1998         1997
                                                             ---------   ----------   ----------
ACTIVELY MANAGED EQUITY FUNDS

   American General International Growth Fund ..............        33       5.17(a)      N/A
   American General Large Cap Growth Fund ..................        39      24.08(a)      N/A
   American General Mid Cap Growth Fund ....................        37      34.77(a)      N/A
   American General Small Cap Growth Fund ..................        35      34.94(a)      N/A
   American General International Value Fund ...............        34      14.99(a)      N/A
   American General Large Cap Value Fund ...................        40      24.66(a)      N/A
   American General Mid Cap Value Fund .....................        38      25.47(a)      N/A
   American General Small Cap Value Fund ...................        36      16.53(a)      N/A
   T. Rowe Price Small-Cap Stock Fund ......................        51      14.10(b)      N/A

SPECIALTY EQUITY FUND

   American General Socially Responsible Fund ..............        41      27.78(a)      N/A

BALANCED FUNDS

   American General Balanced Fund ..........................        42      17.01(a)      N/A

INCOME FUNDS

   American General High Yield Bond Fund ...................        60       5.31(a)      N/A
   American General Strategic Bond Fund ....................        59       4.99(a)      N/A
   American General Domestic Bond Fund .....................        43       4.44(a)      N/A
   American General Core Bond Fund .........................        58       2.92(a)      N/A

MONEY MARKET FUND

   American General Money Market Fund ......................        44       1.33(a)      N/A

LIFESTYLE FUNDS

   American General Growth Lifestyle Fund ..................        48      19.25(a)      N/A
   American General Moderate Growth Lifestyle Fund .........        49      18.54(a)      N/A
   American General Conservative Growth Lifestyle Fund .....        50      16.20(a)      N/A
   Vanguard LifeStrategy Growth ............................        52      16.81(b)      N/A
   Vanguard LifeStrategy Moderate Growth ...................        53      12.59(b)      N/A
   Vanguard LifeStrategy Conservative Growth ...............        54       8.40(b)      N/A

(a)      Since August 26, 1998, initial capitalizations of Fund. See Note C.

(b)      Since September 22, 1998, inception of the Division.

The total returns displayed show value after all management, administration fees and fund expenses and do not include potential sales charges or maintenance fees, if applicable. For total return information over a longer period, see the Portfolio Director 1 and 2 prospectuses. The performance shown represents past performance. The principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance does not guarantee future returns.

                           [Intentionally Left Blank]

================================================================================
                              FINANCIAL STATEMENTS                             5
================================================================================

STATEMENT OF NET ASSETS
December 31, 1998

ASSETS:                                                                                             ALL DIVISIONS
                                                                                                  ----------------
Total investment in shares of mutual funds, at market (cost $11,178,484,452) ..................   $ 14,587,138,409
Balance due from VALIC general account ........................................................          4,821,209
                                                                                                  ----------------
NET ASSETS ....................................................................................     14,591,959,618
                                                                                                  ================

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
Reserves for redeemable annuity contracts
   (Net of applicable contract loans -- partial withdrawals with right of reinvestment) .......   $ 14,481,888,528
Reserves for annuity contracts on benefit .....................................................         22,530,083
Capital surplus (Note C) ......................................................................         87,541,007
                                                                                                  ----------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS .............................................   $ 14,591,959,618
                                                                                                  ================

STATEMENT OF OPERATIONS
For the year ended December 31, 1998

INVESTMENT INCOME:                                                                                  ALL DIVISIONS
                                                                                                  ----------------
Dividends from mutual funds ...................................................................   $    161,161,461
                                                                                                  ----------------

EXPENSES:
Mortality and expense risk charge .............................................................        133,464,532
Reimbursement of expenses (Note C) ............................................................         (5,204,060)
                                                                                                  ----------------
Total expenses ................................................................................        128,260,472
                                                                                                  ----------------
NET INVESTMENT INCOME .........................................................................         32,900,989
                                                                                                  ----------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments ..............................................................        256,062,773
Capital gains distributions from mutual funds .................................................        599,950,475
Net unrealized appreciation of investments during the period ..................................      1,171,591,133
                                                                                                  ----------------
Net realized and unrealized gain on investments ...............................................      2,027,604,381
                                                                                                  ----------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............................................   $  2,060,505,370
                                                                                                  ================


STATEMENTS OF CHANGES IN NET ASSETS                                                                 ALL DIVISIONS
                                                                                          ------------------------------------
                                                                                                1998                1997
                                                                                          ----------------    ----------------
OPERATIONS:
Net investment income .................................................................   $     32,900,989    $     30,758,096
Net realized gain on investments ......................................................        256,062,773         161,505,567
Capital gains distributions from mutual funds .........................................        599,950,475         289,703,358
Net unrealized appreciation of investments during the period ..........................      1,171,591,133       1,001,756,337
                                                                                          ----------------    ----------------
   Increase in net assets resulting from operations ...................................      2,060,505,370       1,483,723,358
                                                                                          ----------------    ----------------

PRINCIPAL TRANSACTIONS:
Purchase payments .....................................................................      2,363,611,528       1,798,552,034
Surrenders of accumulation units by terminations, withdrawals, and maintenance fees ...       (576,063,916)       (328,105,329)
Annuity benefit payments ..............................................................         (2,688,910)         (2,273,125)
Amounts transferred from VALIC general account ........................................        419,281,138         518,857,110
                                                                                          ----------------    ----------------
   Increase in net assets resulting from principal transactions .......................      2,204,139,840       1,987,030,690
                                                                                          ----------------    ----------------
Total increase in net assets ..........................................................      4,264,645,210       3,470,754,048

NET ASSETS:
Beginning of period ...................................................................     10,327,314,408       6,856,560,360
                                                                                          ----------------    ----------------
End of period .........................................................................   $ 14,591,959,618    $ 10,327,314,408
                                                                                          ================    ================



SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
6                             FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF NET ASSETS
December 31, 1998
                                                                             AGSPC           PUTNAM
                                                                         INTERNATIONAL       GLOBAL       TEMPLETON      TEMPLETON
                                                                           EQUITIES          GROWTH        FOREIGN     INTERNATIONAL
                                                                             FUND -          FUND -         FUND -         FUND -
                                                                          DIVISION 11     DIVISION 28    DIVISION 32    DIVISION 20
                                                                         -------------   -------------  -------------  -------------
ASSETS:

Investment in shares of mutual funds, at market .......................  $ 148,718,766   $ 162,850,092  $ 218,291,648  $ 769,418,093
Balance due (to) from VALIC general account ...........................       (444,384)        244,949        176,625         78,110
                                                                         -------------   -------------  -------------  -------------
NET ASSETS ............................................................  $ 148,274,382   $ 163,095,041  $ 218,468,273  $ 769,496,203
                                                                         =============   =============  =============  =============

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:

Reserves for redeemable annuity contracts (Net of applicable
  contract loans -- partial withdrawals with right of reinvestment) ...  $ 148,099,853   $ 163,052,748  $ 218,427,558  $ 769,292,514
Reserves for annuity contracts on benefit .............................        174,529          42,293         40,715        203,689
Capital Surplus (Note C) ..............................................             --              --             --             --
                                                                         -------------   -------------  -------------  -------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS .....................  $ 148,274,382   $ 163,095,041  $ 218,468,273  $ 769,496,203
                                                                         =============   =============  =============  =============

STATEMENTS OF NET ASSETS
December 31, 1998
                                                                    AMERICAN CENTURY -
                                                                        TWENTIETH       FOUNDERS        AGSPC           AGSPC
                                                                         CENTURY         GROWTH        GROWTH &         SOCIAL
                                                                       ULTRA FUND -      FUND -      INCOME FUND -  AWARENESS FUND -
                                                                        DIVISION 31    DIVISION 30    DIVISION 16     DIVISION 12
                                                                       -------------  -------------  -------------  -------------
ASSETS:

Investment in shares of mutual funds, at market .....................  $ 366,344,764  $ 412,424,559  $ 285,113,626  $ 434,890,057
Balance due (to) from VALIC general account .........................        495,565        496,361        114,285        251,402
                                                                       -------------  -------------  -------------  -------------
NET ASSETS ..........................................................  $ 366,840,329  $ 412,920,920  $ 285,227,911  $ 435,141,459
                                                                       =============  =============  =============  =============

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:

Reserves for redeemable annuity contracts (Net of applicable contract loans -- partial withdrawals with right of reinvestment)..  $ 366,789,363  $ 412,850,610  $ 285,171,395  $ 435,010,800
Reserves for annuity contracts on benefit ...........................         50,966         70,310         56,516        130,659
Capital Surplus (Note C) ............................................             --             --             --             --
                                                                       -------------  -------------  -------------  -------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ...................  $ 366,840,329  $ 412,920,920  $ 285,227,911  $ 435,141,459
                                                                       =============  =============  =============  =============

STATEMENTS OF NET ASSETS
December 31, 1998
                                                                                           AGSPC                           AGSPC
                                                                         TEMPLETON         ASSET         VANGUARD      INTERNATIONAL
                                                                      ASSET ALLOCATION   ALLOCATION     WELLINGTON       GOVERNMENT
                                                                           FUND -          FUND -         FUND -         BOND FUND -
                                                                         DIVISION 19      DIVISION 5    DIVISION 25     DIVISION 13
                                                                        -------------   -------------  -------------   -------------
ASSETS:

Investment in shares of mutual funds, at market ......................  $ 324,138,930   $ 227,493,681  $ 406,576,731   $ 169,141,402
Balance due (to) from VALIC general account ..........................        (10,923)         41,476        (66,066)         66,807
                                                                        -------------   -------------  -------------   -------------
NET ASSETS ...........................................................  $ 324,128,007   $ 227,535,157  $ 406,510,665   $ 169,208,209
                                                                        =============   =============  =============   =============

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:

Reserves for redeemable annuity contracts (Net of applicable
  contract loans -- partial withdrawals with right of reinvestment) ..  $ 323,829,380   $ 227,370,013  $ 406,457,643   $ 169,153,179
Reserves for annuity contracts on benefit ............................        298,627         165,144         53,022          55,030
Capital Surplus (Note C) .............................................             --              --             --              --
                                                                        -------------   -------------  -------------   -------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ....................  $ 324,128,007   $ 227,535,157  $ 406,510,665   $ 169,208,209
                                                                        =============   =============  =============   =============


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                              7
================================================================================


    AGSPC            AGSPC        DREYFUS VARIABLE      PUTNAM         PUTNAM OTC &                        AGSPC
  SCIENCE &        SMALL CAP         INVESTMENT          NEW             EMERGING          AGSPC           MIDCAP
  TECHNOLOGY         INDEX        FUND - SMALL CAP   OPPORTUNITIES        GROWTH           GROWTH          INDEX
   FUND -            FUND -          PORTFOLIO -         FUND -           FUND -           FUND -          FUND -
 DIVISION 17      DIVISION 14        DIVISION 18      DIVISION 26      DIVISION 27      DIVISION 15       DIVISION 4
--------------   --------------    --------------   --------------   --------------   --------------   --------------
$1,357,008,368   $  225,671,866    $  801,729,449   $  411,790,940   $  142,153,064   $1,213,041,349   $  850,345,675
       233,960           (1,195)          277,466          622,014          158,931          219,257          159,959
--------------   --------------    --------------   --------------   --------------   --------------   --------------
$1,357,242,328   $  225,670,671    $  802,006,915   $  412,412,954   $  142,311,995   $1,213,260,606   $  850,505,634
==============   ==============    ==============   ==============   ==============   ==============   ==============


$1,356,787,386   $  225,553,498    $  801,796,471   $  412,396,437   $  142,270,946   $1,212,743,548   $  850,117,314
       454,942          117,173           210,444           16,517           41,049          517,058          388,320
            --               --                --               --               --               --               --
--------------   --------------    --------------   --------------   --------------   --------------   --------------
$1,357,242,328   $  225,670,671    $  802,006,915   $  412,412,954   $  142,311,995   $1,213,260,606   $  850,505,634
==============   ==============    ==============   ==============   ==============   ==============   ==============



                                                                       NEUBERGER
                                                                        BERMAN         SCUDDER            VANGUARD
                AGSPC STOCK INDEX FUND                                 GUARDIAN        GROWTH AND        WINDSOR II
------------------------------------------------------------------       TRUST -      INCOME FUND -         FUND -
 DIVISION 10A      DIVISION 10B     DIVISION 10C     DIVISION 10D     DIVISION 29      DIVISION 21       DIVISION 24
--------------    --------------   --------------   --------------   --------------   --------------   --------------
$  548,095,924    $   42,538,426   $3,335,722,002   $   56,510,591   $   61,347,128   $  247,754,620   $  651,075,950
      (342,049)           10,450        1,070,137            2,453           22,721          213,888          339,032
--------------    --------------   --------------   --------------   --------------   --------------   --------------
$  547,753,875    $   42,548,876   $3,336,792,139   $   56,513,044   $   61,369,849   $  247,968,508   $  651,414,982
==============    ==============   ==============   ==============   ==============   ==============   ==============


$  533,364,910    $   40,484,822   $3,334,328,831   $   56,292,876   $   61,355,625   $  247,893,617   $  651,232,580
    14,388,965         2,064,054        2,463,308          220,168           14,224           74,891          182,402
            --                --               --               --               --               --               --
--------------    --------------   --------------   --------------   --------------   --------------   --------------
$  547,753,875    $   42,548,876   $3,336,792,139   $   56,513,044   $   61,369,849   $  247,968,508   $  651,414,982
==============    ==============   ==============   ==============   ==============   ==============   ==============


                                        AGSPC
                                     GOVERNMENT        VANGUARD         VANGUARD
AGSPC CAPITAL CONSERVATION FUND      SECURITIES       LONG-TERM         LONG-TERM          AGSPC MONEY MARKET FUND
-------------------------------        FUND -       CORPORATE FUND -  TREASURY FUND -   -------------------------------
  DIVISION 1       DIVISION 7        DIVISION 8       DIVISION 22       DIVISION 23       DIVISION 2       DIVISION 6
--------------   --------------    --------------    --------------   --------------    --------------   --------------
$    6,286,289   $   60,017,936    $  113,502,848    $   59,843,445   $  119,293,240    $    4,184,151   $  266,261,605
        13,504          (46,396)          (40,451)          121,207          (41,034)           13,336          389,999
--------------   --------------    --------------    --------------   --------------    --------------   --------------
$    6,299,793   $   59,971,540    $  113,462,397    $   59,964,652   $  119,252,206    $    4,197,487   $  266,651,604
==============   ==============    ==============    ==============   ==============    ==============   ==============

$    6,295,147   $   59,971,540    $  113,462,397    $   59,964,652   $  119,238,598    $    4,197,487   $  266,634,790
         4,646               --                --                --           13,608                --           16,814
            --               --                --                --               --                --               --
--------------   --------------    --------------    --------------   --------------    --------------   --------------
$    6,299,793   $   59,971,540    $  113,462,397    $   59,964,652   $  119,252,206    $    4,197,487   $  266,651,604
==============   ==============    ==============    ==============   ==============    ==============   ==============

================================================================================
8                             FINANCIAL STATEMENTS
================================================================================




STATEMENTS OF NET ASSETS
December 31, 1998
                                                                            AMERICAN        AMERICAN      AMERICAN       AMERICAN
                                                                             GENERAL         GENERAL       GENERAL        GENERAL
                                                                          INTERNATIONAL   INTERNATIONAL   SMALL CAP      SMALL CAP
                                                                          GROWTH FUND -   VALUE FUND -   GROWTH FUND -  VALUE FUND -
                                                                           DIVISION 33     DIVISION 34   DIVISION 35    DIVISION 36
                                                                          ------------    ------------   ------------   ------------
ASSETS:
Investment in shares of mutual funds, at market .......................   $  3,853,567    $  4,153,036   $  5,279,473   $  4,500,106
Balance due to VALIC general account ..................................         (2,817)             --             --             --
                                                                          ------------    ------------   ------------   ------------
NET ASSETS ............................................................   $  3,850,750    $  4,153,036   $  5,279,473   $  4,500,106
                                                                          ============    ============   ============   ============

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
Reserves for redeemable annuity contracts (Net of applicable
  contract loans - partial withdrawals with right of reinvestment) ....   $         --    $         --   $         --   $         --
Reserves for annuity contracts on benefit .............................             --              --             --             --
Capital surplus (Note C) ..............................................      3,850,750       4,153,036      5,279,473      4,500,106
                                                                          ------------    ------------   ------------   ------------
TOTAL CONTRACT OWNER RESERVES and Capital Surplus .....................   $  3,850,750    $  4,153,036   $  5,279,473   $  4,500,106
                                                                          ============    ============   ============   ============


STATEMENTS OF NET ASSETS
December 31, 1998
                                                                          AMERICAN       AMERICAN      AMERICAN       AMERICAN
                                                                           GENERAL        GENERAL       GENERAL        GENERAL
                                                                           MID CAP        MID CAP      LARGE CAP      LARGE CAP
                                                                         GROWTH FUND -  VALUE FUND -  GROWTH FUND -  VALUE FUND -
                                                                         DIVISION 37    DIVISION 38   DIVISION 39    DIVISION 40
                                                                         -----------    -----------   -----------    -----------
ASSETS:
Investment in shares of mutual funds, at market ......................   $ 5,475,870    $ 4,972,209   $ 3,549,043    $ 3,626,750
Balance due to VALIC general account .................................          (270)            --        (1,410)            --
                                                                         -----------    -----------   -----------    -----------
NET ASSETS ...........................................................   $ 5,475,600    $ 4,972,209   $ 3,547,633    $ 3,626,750
                                                                         ===========    ===========   ===========    ===========


CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
Reserves for redeemable annuity contracts (Net of applicable
  contract loans - partial withdrawals with right of reinvestment) ...   $        --    $        --   $        --    $        --
Reserves for annuity contracts on benefit ............................            --             --            --             --
Capital surplus (Note C) .............................................     5,475,600      4,972,209     3,547,633      3,626,750
                                                                         -----------    -----------   -----------    -----------
TOTAL CONTRACT OWNER RESERVES and Capital Surplus ....................   $ 5,475,600    $ 4,972,209   $ 3,547,633    $ 3,626,750
                                                                         ===========    ===========   ===========    ===========


STATEMENTS OF NET ASSETS
December 31, 1998
                                                                          AMERICAN       AMERICAN       AMERICAN        AMERICAN
                                                                      GENERAL SOCIALLY    GENERAL        GENERAL         GENERAL
                                                                         RESPONSIBLE     BALANCED        DOMESTIC      MONEY MARKET
                                                                            FUND -         FUND -       BOND FUND -       FUND -
                                                                         DIVISION 41    DIVISION 42     DIVISION 43    DIVISION 44
                                                                         ------------   ------------   ------------   ------------
ASSETS:
Investment in shares of mutual funds, at market ......................   $  6,409,166   $  5,868,671   $  1,309,568   $  5,082,478
Balance due to VALIC general account .................................             --             --             --             --
                                                                         ------------   ------------   ------------   ------------
NET ASSETS ...........................................................   $  6,409,166   $  5,868,671   $  1,309,568   $  5,082,478
                                                                         ============   ============   ============   ============

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
Reserves for redeemable annuity contracts (Net of applicable
  contract loans - partial withdrawals with right of reinvestment) ...   $         --   $         --   $         --   $         --
Reserves for annuity contracts on benefit ............................             --             --             --             --
Capital surplus (Note C) .............................................      6,409,166      5,868,671      1,309,568      5,082,478
                                                                         ------------   ------------   ------------   ------------
TOTAL CONTRACT OWNER RESERVES and Capital Surplus ....................   $  6,409,166   $  5,868,671   $  1,309,568   $  5,082,478
                                                                         ============   ============   ============   ============


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                              9
================================================================================


   AMERICAN          AMERICAN           AMERICAN          AMERICAN       AMERICAN         AMERICAN
   GENERAL            GENERAL           GENERAL           GENERAL         GENERAL          GENERAL        T. ROWE PRICE
   GROWTH         MODERATE GROWTH  CONSERVATIVE GROWTH     CORE          STRATEGIC        HIGH YIELD     SMALL-CAP STOCK
LIFESTYLE FUND -  LIFESTYLE FUND -   LIFESTYLE FUND -   BOND FUND -      BOND FUND -       BOND FUND          FUND -
 DIVISION 48       DIVISION 49        DIVISION 50       DIVISION 58      DIVISION 59      DIVISION 60      DIVISION 51
--------------    --------------    --------------    --------------   --------------   --------------   --------------
$    5,991,538    $    5,950,028    $    5,829,911    $    5,161,936   $    5,265,532   $    5,282,173   $          139
        (9,933)           (4,420)           (1,198)               --               --               --               --
--------------    --------------    --------------    --------------   --------------   --------------   --------------
$    5,981,605    $    5,945,608    $    5,828,713    $    5,161,936   $    5,265,532   $    5,282,173   $          139
==============    ==============    ==============    ==============   ==============   ==============   ==============

$           --    $           --    $           --    $           --   $           --   $           --   $          139
            --                --                --                --               --               --               --
     5,981,605         5,945,608         5,828,713         5,161,936        5,265,532        5,282,173               --
--------------    --------------    --------------    --------------   --------------   --------------   --------------
$    5,981,605    $    5,945,608    $    5,828,713    $    5,161,936   $    5,265,532   $    5,282,173   $          139
==============    ==============    ==============    ==============   ==============   ==============   ==============



SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
10                            FINANCIAL STATEMENTS
===============================================================================


STATEMENTS OF OPERATIONS                                     AGSPC           PUTNAM
For the year ended December 31, 1998                      INTERNATIONAL      GLOBAL         TEMPLETON          TEMPLETON
                                                            EQUITIES         GROWTH          FOREIGN         INTERNATIONAL
                                                             FUND -          FUND -           FUND -            FUND -
                                                           DIVISION 11     DIVISION 28      DIVISION 32       DIVISION 20
                                                          ------------    ------------     ------------     --------------
INVESTMENT INCOME:
Dividends from mutual funds ..........................    $  3,115,042    $    607,762     $  5,873,157     $ 17,844,520
                                                          ------------    ------------     ------------     ------------
 EXPENSES:
Mortality and expense risk charge ....................       1,507,006       1,281,924        2,636,652        9,900,147
Reimbursement of expenses (Note C) ...................            --          (256,355)        (526,963)            --
                                                          ------------    ------------     ------------     ------------
   Total expenses ....................................       1,507,006       1,025,569        2,109,689        9,900,147
                                                          ------------    ------------     ------------     ------------
NET INVESTMENT INCOME (LOSS) .........................       1,608,036        (417,807)       3,763,468        7,944,373
                                                          ------------    ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments ..............       4,716,155         107,190       (1,076,896)      52,533,310
Capital gains distributions from mutual funds ........      11,021,627       4,089,731       17,280,633       31,903,839
Net unrealized appreciation (depreciation)
  of investments during the year .....................       7,346,991      21,600,190      (34,315,820)     (37,039,574)
                                                          ------------    ------------     ------------     ------------
Net realized and unrealized gain (loss) on investments      23,084,773      25,797,111      (18,112,083)      47,397,575
                                                          ------------    ------------     ------------     ------------
INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ..........................    $ 24,692,809    $ 25,379,304     $(14,348,615)    $ 55,341,948
                                                          ============    ============     ============     ============


                                                                                                               AGSPC
STATEMENTS OF OPERATIONS                                 AMERICAN CENTURY-   FOUNDERS          AGSPC           SOCIAL
For the year ended December 31, 1998                         TWENTIETH        GROWTH         GROWTH &        AWARENESS
                                                           CENTURY ULTRA      FUND -       INCOME FUND -       FUND -
                                                               FUND -       DIVISION 30     DIVISION 16     DIVISION 12
                                                          ------------    ------------     ------------     ------------

INVESTMENT INCOME:
Dividends from mutual funds ..........................    $       --      $    202,602     $  1,219,255     $  3,599,599
                                                          ------------    ------------     ------------     ------------
EXPENSES:
Mortality and expense risk charge ....................       2,804,758       3,631,491        2,643,321        3,409,326
Reimbursement of expenses (Note C) ...................        (521,841)       (726,411)            --               --
                                                          ------------    ------------     ------------     ------------
   Total expenses ....................................       2,282,917       2,905,080        2,643,321        3,409,326
                                                          ------------    ------------     ------------     ------------
NET INVESTMENT INCOME (LOSS) .........................      (2,282,917)     (2,702,478)      (1,424,066)         190,273
                                                          ------------    ------------     ------------     ------------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:

Net realized gain on investments .....................         473,963         669,679       10,494,295        2,220,138
Capital gains distributions from mutual funds ........      30,532,354      21,151,616       20,275,426       37,003,617
Net unrealized appreciation (depreciation)
   of investments during the year ....................      39,033,600      42,627,883        3,996,252       38,477,902
                                                          ------------    ------------     ------------     ------------
Net realized and unrealized gain (loss) on investments      70,039,917      64,449,178       34,765,973       77,701,657
                                                          ------------    ------------     ------------     ------------
INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .........................    $ 67,757,000    $ 61,746,700     $ 33,341,907     $ 77,891,930
                                                          ============    ============     ============     ============


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                              SEPARATE ACCOUNT A                              11
================================================================================


    AGSPC              AGSPC         DREYFUS VARIABLE         PUTNAM             PUTNAM OTC &
   SCIENCE &         SMALL CAP        INVESTMENT FUND           NEW                EMERGING            AGSPC             AGSPC
  TECHNOLOGY           INDEX           - SMALL CAP         OPPORTUNITIES            GROWTH            GROWTH             MIDCAP
     FUND -            FUND -           PORTFOLIO -             FUND -               FUND -            FUND -         INDEX FUND -
  DIVISION 17       DIVISION 14        DIVISION 18           DIVISION 26          DIVISION 27       DIVISION 15        DIVISION 4
 -------------     -------------      -------------        --------------        -------------     -------------      -------------
 $          --     $   2,611,782      $       2,936        $           --        $   4,436,796     $          --      $   7,011,168
 -------------     -------------      -------------        --------------        -------------     -------------      -------------

    10,381,062         2,289,688         10,348,098             3,363,729            1,438,779        10,623,737          7,700,596
            --                --         (1,244,807)             (672,401)            (288,124)               --                 --
 -------------     -------------      -------------        --------------        -------------     -------------      -------------
    10,381,062         2,289,688          9,103,291             2,691,328            1,150,655        10,623,737          7,700,596
 -------------     -------------      -------------        --------------        -------------     -------------      -------------
   (10,381,062)          322,094         (9,100,355)           (2,691,328)           3,286,141       (10,623,737)          (689,428)
 -------------     -------------      -------------        --------------        -------------     -------------      -------------

    34,745,563         8,661,321         19,673,784               872,455             (332,944)       11,720,556         26,826,443
   113,616,462        18,436,501         15,549,964            12,546,729                   --        51,517,534         69,472,796

   250,423,659       (34,899,835)       (67,338,458)           53,605,222            9,278,020       114,925,718         30,964,965
 -------------     -------------      -------------        --------------        -------------     -------------      -------------
   398,785,684        (7,802,013)       (32,114,710)           67,024,406            8,945,076       178,163,808        127,264,204
 -------------     -------------      -------------        --------------        -------------     -------------      -------------
 $ 388,404,622     $  (7,479,919)     $ (41,215,065)       $   64,333,078        $  12,231,217     $ 167,540,071      $ 126,574,776
 =============     =============      =============        ==============        =============     =============      =============




                                                                                                   SCUDDER
                                                                               NEUBERGER        GROWTH AND          VANGUARD
                        AGSPC STOCK INDEX FUND                                  BERMAN            INCOME           WINDSOR II
 -------------------------------------------------------------------        GUARDIAN TRUST -       FUND -            FUND -
 DIVISION 10A    DIVISION 10B        DIVISION 10C      DIVISION 10D          DIVISION 29       DIVISION 21        DIVISION 24
 -------------   -------------       -------------     -------------        --------------     -------------    -------------
 $   6,134,933   $     482,467       $  33,994,984     $     635,074        $      266,705     $   4,796,472    $  11,495,781
 -------------   -------------       -------------     -------------        --------------     -------------    -------------

     5,099,302         206,480          28,029,502           529,334               728,024         2,644,262        5,873,266
            --         (82,027)                 --                --              (145,133)         (528,762)              --
 -------------   -------------       -------------     -------------        --------------     -------------    -------------
     5,099,302         124,453          28,029,502           529,334               582,891         2,115,500        5,873,266
 -------------   -------------       -------------     -------------        --------------     -------------    -------------
     1,035,631         358,014           5,965,482           105,740              (316,186)        2,680,972        5,622,515
 -------------   -------------       -------------     -------------        --------------     -------------    -------------

    36,292,713       2,895,173          21,789,375         4,368,980               447,267         1,067,960        1,366,076
     2,140,138         166,018          13,033,369           219,975             5,112,104        17,737,903       51,898,120

    82,035,996       6,394,969         631,036,013         7,900,957            (5,621,588)      (15,926,329)         278,987
 -------------   -------------       -------------     -------------        --------------     -------------    -------------
   120,468,847       9,456,160         665,858,757        12,489,912               (62,217)        2,879,534       53,543,183
 -------------   -------------       -------------     -------------        --------------     -------------    -------------
 $ 121,504,478   $   9,814,174       $ 671,824,239     $  12,595,652        $     (378,403)    $   5,560,506    $  59,165,698
 =============   =============       =============     =============        ==============     =============    -------------

================================================================================
12                            FINANCIAL STATEMENTS
================================================================================

                                                                         AGSPC                               AGSPC
                                                      TEMPLETON          ASSET           VANGUARD        INTERNATIONAL
STATEMENTS OF OPERATIONS                           ASSET ALLOCATION    ALLOCATION       WELLINGTON        GOVERNMENT
For the year ended December 31, 1998                   FUND -             FUND -          FUND -           BOND FUND -
                                                     DIVISION 19       DIVISION 5       DIVISION 25       DIVISION 13
                                                   ----------------   ------------     ------------      -------------
INVESTMENT INCOME:
Dividends from mutual funds ...................     $  9,488,692      $  5,918,741     $ 11,720,002      $  3,619,997
                                                    ------------      ------------     ------------      ------------
EXPENSES:
Mortality and expense risk charge .............        4,189,971         2,045,234        3,573,103         1,622,993
Reimbursement of expenses (Note C) ............               --                --               --                --
                                                    ------------      ------------     ------------      ------------
   Total expenses .............................        4,189,971         2,045,234        3,573,103         1,622,993
                                                    ------------      ------------     ------------      ------------
NET INVESTMENT INCOME .........................        5,298,721         3,873,507        8,146,899         1,997,004
                                                    ------------      ------------     ------------      ------------

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments .......       10,513,951         2,520,862          453,710        (1,068,211)
Capital gains distributions from mutual funds .        9,560,576        12,936,405       30,281,535           872,765
Net unrealized appreciation (depreciation)
  of investments during the year ..............      (10,693,322)       13,072,376      (13,016,167)       21,926,900
                                                    ------------      ------------     ------------      ------------
Net realized and unrealized gain on investments        9,381,205        28,529,643       17,719,078        21,731,454
                                                    ------------      ------------     ------------      ------------
INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS ...................     $ 14,679,926      $ 32,403,150     $ 25,865,977      $ 23,728,458
                                                    ============      ============     ============      ============


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                              FINANCIAL STATEMENTS                            13
================================================================================

                                       AGSPC          VANGUARD          VANGUARD
                                     GOVERNMENT       LONG-TERM         LONG-TERM
AGSPC CAPITAL CONSERVATION FUND      SECURITIES       CORPORATE         TREASURY           AGSPC MONEY MARKET FUND
-------------------------------        FUND -           FUND -           FUND -          ----------------------------
  DIVISION 1       DIVISION 7        DIVISION 8      DIVISION 22       DIVISION 23        DIVISION 2       DIVISION 6
 -----------      -----------       -----------      -----------       -----------       -----------      -----------
 $   402,079      $ 3,710,371       $ 5,462,111      $ 2,478,178       $ 3,523,260       $   230,073      $ 9,814,968
 -----------      -----------       -----------      -----------       -----------       -----------      -----------

      63,904          585,563           993,952          504,256           798,645            46,056        1,965,005
          --               --                --          (78,692)         (132,544)               --               --
 -----------      -----------       -----------      -----------       -----------       -----------      -----------
      63,904          585,563           993,952          425,564           666,101            46,056        1,965,005
 -----------      -----------       -----------      -----------       -----------       -----------      -----------
     338,175        3,124,808         4,468,159        2,052,614         2,857,159           184,017        7,849,963
 -----------      -----------       -----------      -----------       -----------       -----------      -----------


      12,194          413,199         1,352,903          136,212         1,195,397                --               --
          --               --                --        1,044,043                --                --               --
      35,832          (35,856)        1,437,930          (64,200)        2,611,560                --               --
 -----------      -----------       -----------      -----------       -----------       -----------      -----------
      48,026          377,343         2,790,833        1,116,055         3,806,957                --               --
 -----------      -----------       -----------      -----------       -----------       -----------      -----------

 $   386,201      $ 3,502,151       $ 7,258,992      $ 3,168,669       $ 6,664,116       $   184,017      $ 7,849,963
============      ===========       ===========      ===========       ===========       ===========      ===========

================================================================================
14                            FINANCIAL STATEMENTS
================================================================================



STATEMENTS OF OPERATIONS                                AMERICAN          AMERICAN          AMERICAN           AMERICAN
For the year ended December 31, 1998                     GENERAL           GENERAL           GENERAL            GENERAL
                                                      INTERNATIONAL     INTERNATIONAL       SMALL CAP         SMALL CAP
                                                      GROWTH FUND -      VALUE FUND -      GROWTH FUND -     VALUE FUND -
                                                       DIVISION 33*      DIVISION 34*      DIVISION 35*      DIVISION 36*
                                                      -------------     -------------     -------------     -------------
INVESTMENT INCOME:
Dividends from mutual funds ...................        $       --        $    5,760        $       --        $   13,079
                                                       ----------        ----------        ----------        ----------
EXPENSES:
Mortality and expense risk charge .............                --                --                --                --
Reimbursement of expenses (Note C) ............                --                --                --                --
                                                       ----------        ----------        ----------        ----------
   Total expenses .............................                --                --                --                --
                                                       ----------        ----------        ----------        ----------
NET INVESTMENT INCOME .........................                --             5,760                --            13,079
                                                       ----------        ----------        ----------        ----------

REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS:

Net realized gain on investments ..............                --                --                --                --
Capital gains distributions from mutual funds .                --                --            18,373            51,644
Net unrealized appreciation
   of investments during the year .............           200,750           547,276         1,361,100           585,384
                                                       ----------        ----------        ----------        ----------
Net realized and unrealized gain on investments           200,750           547,276         1,379,473           637,028
                                                       ----------        ----------        ----------        ----------
INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS ...................        $  200,750        $  553,036        $1,379,473        $  650,107
                                                       ==========        ==========        ==========        ==========


STATEMENTS OF OPERATIONS                                AMERICAN          AMERICAN         AMERICAN           AMERICAN
For the year ended December 31, 1998                     GENERAL          GENERAL           GENERAL            GENERAL
                                                         MID CAP           MID CAP         LARGE CAP         LARGE CAP
                                                       GROWTH FUND -     VALUE FUND -     GROWTH FUND -      VALUE FUND -
                                                       DIVISION 37*      DIVISION 38*     DIVISION 39*       DIVISION 40*
                                                      -------------     -------------     -------------     -------------
INVESTMENT INCOME:
Dividends from mutual funds ...................        $       --        $   10,079        $    2,093        $   10,224
                                                       ----------        ----------        ----------        ----------

EXPENSES:
Mortality and expense risk charge .............                --                --                --                --
Reimbursement of expenses (Note C) ............                --                --                --                --
                                                       ----------        ----------        ----------        ----------
   Total expenses .............................                --                --                --                --
                                                       ----------        ----------        ----------        ----------
NET INVESTMENT INCOME .........................                --            10,079             2,093            10,224
                                                       ----------        ----------        ----------        ----------

REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS:

Net realized gain on investments ..............                --                --                --                --
Capital gains distributions from mutual funds .                --           115,562                --                --
Net unrealized appreciation
  of investments during the year ..............         1,425,600           896,569           695,540           716,526
                                                       ----------        ----------        ----------        ----------
Net realized and unrealized gain on investments         1,425,600         1,012,131           695,540           716,526
                                                       ----------        ----------        ----------        ----------
INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS ...................        $1,425,600        $1,022,210        $  697,633        $  726,750
                                                       ==========        ==========        ==========        ==========


 * For the period from August 26, 1998 (initial capital contribution date) through December 31, 1998.
      See Note C.
 **   For the period from September 22, 1998 through December 31, 1998.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             15
================================================================================




 AMERICAN                                                                                   AMERICAN          AMERICAN
  GENERAL                            AMERICAN           AMERICAN         AMERICAN           GENERAL           GENERAL
 SOCIALLY          AMERICAN           GENERAL           GENERAL          GENERAL           MODERATE        CONSERVATIVE
RESPONSIBLE         GENERAL           DOMESTIC           MONEY           GROWTH             GROWTH            GROWTH
   FUND -        BALANCED FUND -     BOND FUND -      MARKET FUND -   LIFESTYLE FUND -  LIFESTYLE FUND -  LIFESTYLE FUND -
DIVISION 41*      DIVISION 42*      DIVISION 43*      DIVISION 44*    DIVISION 48*       DIVISION 49*       DIVISION 50*
------------     ---------------    ------------      -------------   ----------------  ----------------  ----------------
$   23,760        $   29,084        $   14,978        $   82,478        $   11,226        $   19,912        $   27,772
----------        ----------        ----------        ----------        ----------        ----------        ----------

        --                --                --                --                --                --                --
        --                --                --                --                --                --                --
----------        ----------        ----------        ----------        ----------        ----------        ----------
        --                --                --                --                --                --                --
----------        ----------        ----------        ----------        ----------        ----------        ----------
    23,760            29,084            14,978            82,478            11,226            19,912            27,772
----------        ----------        ----------        ----------        ----------        ----------        ----------


        --                --                --                --                --                --                --
   285,733            34,051            15,898                --                --                --                --

 1,099,673           805,536            28,692                --           970,379           925,696           800,941
----------        ----------        ----------        ----------        ----------        ----------        ----------
 1,385,406           839,587            44,590                --           970,379           925,696           800,941
----------        ----------        ----------        ----------        ----------        ----------        ----------

$1,409,166        $  868,671        $   59,568        $   82,478        $  981,605        $  945,608        $  828,713
==========        ==========        ==========        ==========        ==========        ==========        ==========



 AMERICAN          AMERICAN          AMERICAN
  GENERAL          GENERAL           GENERAL         T. ROWE PRICE
   CORE            STRATEGIC        HIGH YIELD      SMALL-CAP STOCK
BOND FUND -       BOND FUND -       BOND FUND -          FUND -
DIVISION 58*     DIVISION 59*      DIVISION 60*       DIVISION 51**
------------     ------------      ------------     ----------------
$   50,247        $   69,000        $   92,262        $       --
----------        ----------        ----------        ----------

        --                --                --                --
        --                --                --                --
----------        ----------        ----------        ----------
        --                --                --                --
----------        ----------        ----------        ----------
    50,247            69,000            92,262                --
----------        ----------        ----------        ----------


        --                --                --                --
    16,291            11,064                --                --

    95,397           185,469           189,911                --
----------        ----------        ----------        ----------
   111,688           196,533           189,911                --
----------        ----------        ----------        ----------

$  161,935        $  265,533        $  282,173        $       --
==========        ==========        ==========        ==========

================================================================================
16                            FINANCIAL STATEMENTS
================================================================================


STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     AGSPC
                                                                             INTERNATIONAL EQUITIES
                                                                               FUND - DIVISION 11
                                                                         ------------------------------
                                                                               1998            1997
                                                                         -------------    -------------
OPERATIONS:
Net investment income (loss) .........................................   $   1,608,036    $   1,546,185
Net realized gain (loss) on investments ..............................       4,716,155        8,844,811
Capital gains distributions from mutual funds ........................      11,021,627        4,593,062
Net unrealized appreciation (depreciation)
  of investments during the year .....................................       7,346,991      (11,693,489)
                                                                         -------------    -------------
     Increase (decrease) in net assets resulting from operations .....      24,692,809        3,290,569
                                                                         -------------    -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ....................................................      14,604,832       21,604,936
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ..................................      (9,033,065)      (8,085,959)
Annuity benefit payments .............................................         (17,602)         (10,712)
Amounts transferred interdivision, and (to) from VALIC general account     (33,973,374)     (56,024,580)
                                                                         -------------    -------------
     Increase (decrease) in net assets
       resulting from principal transactions .........................     (28,419,209)     (42,516,315)
                                                                         -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..............................      (3,726,400)     (39,225,746)

NET ASSETS:
Beginning of year ....................................................     152,000,782      191,226,528
                                                                         -------------    -------------
End of year ..........................................................   $ 148,274,382    $ 152,000,782
                                                                         =============    =============

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year .................................     122,716,744      156,226,314
Purchase payments ....................................................      10,549,627       17,325,859
Surrenders ...........................................................      (6,694,955)      (6,456,410)
Transfers -- interdivision and (to) from VALIC general account .......     (24,759,665)     (44,379,019)
                                                                         -------------    -------------
Total units outstanding, end of year .................................     101,811,751      122,716,744
                                                                         =============    =============
Units outstanding, by class:
   Standard units ....................................................     101,811,751      122,716,744
   Enhanced units:
     20 bp reduced ...................................................              --               --
     40 bp reduced ...................................................              --               --
                                                                         -------------    -------------
Accumulation units end of year .......................................     101,811,751      122,716,744
                                                                         =============    =============

                                                                                   DECEMBER 31
                                                                         ------------------------------
                                                                               1998            1997
                                                                         -------------    -------------
Accumulation value per unit:
   Standard unit......................................................   $    1.454644    $    1.237299
   Enhanced unit:
     20 bp reduced....................................................              --               --
     40 bp reduced....................................................              --               --


                                                                              PUTNAM GLOBAL GROWTH
                                                                                FUND - DIVISION 28
                                                                         ------------------------------
                                                                                1998            1997
                                                                         -------------    -------------
OPERATIONS:
Net investment income (loss) .........................................   $    (417,807)   $     825,963
Net realized gain (loss) on investments ..............................         107,190          172,968
Capital gains distributions from mutual funds ........................       4,089,731        9,300,593
Net unrealized appreciation (depreciation)
  of investments during the year .....................................      21,600,190       (7,591,166)
                                                                         -------------    -------------
     Increase (decrease) in net assets resulting from operations .....      25,379,304        2,708,358
                                                                         -------------    -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ....................................................      45,226,423       18,196,466
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ..................................      (3,310,436)        (812,004)
Annuity benefit payments .............................................          (2,617)          (1,799)
Amounts transferred interdivision, and (to) from VALIC general account      36,967,959       21,134,329
                                                                         -------------    -------------
     Increase (decrease) in net assets
       resulting from principal transactions .........................      78,881,329       38,516,992
                                                                         -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..............................     104,260,633       41,225,350

NET ASSETS:
Beginning of year ....................................................      58,834,408       17,609,058
                                                                         -------------    -------------
End of year ..........................................................   $ 163,095,041    $  58,834,408
                                                                         =============    =============

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year .................................      49,548,732       16,648,600
Purchase payments ....................................................      32,447,084       15,748,353
Surrenders ...........................................................      (2,408,897)        (675,628)
Transfers -- interdivision and (to) from VALIC general account .......      28,040,873       17,827,407
                                                                         -------------    -------------
Total units outstanding, end of year .................................     107,627,792       49,548,732
                                                                         =============    =============
Units outstanding, by class:
   Standard units ....................................................     101,468,260       49,548,732
   Enhanced units:
     20 bp reduced ...................................................       6,153,771               --
     40 bp reduced ...................................................           5,760               --
                                                                         -------------    -------------
Accumulation units end of year .......................................     107,627,792       49,548,732
                                                                         =============    =============
                                                                                   DECEMBER 31
                                                                         ------------------------------
                                                                               1998            1997
                                                                         -------------    -------------

Accumulation value per unit:
   Standard unit......................................................   $    1.512865    $    1.186775
   Enhanced unit:
     20 bp reduced....................................................        1.549587               --
     40 bp reduced....................................................        1.591007               --




SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             17
================================================================================



      TEMPLETON FOREIGN              TEMPLETON INTERNATIONAL          AGSPC SCIENCE & TECHNOLOGY             AGSPC SMALL CAP
      FUND - DIVISION 32               FUND - DIVISION 20                 FUND - DIVISION 17           INDEX FUND - DIVISION 14
----------------------------       ----------------------------     -----------------------------     ----------------------------
      1998            1997              1998            1997             1998            1997              1998            1997
-------------  -------------       -------------  -------------     --------------  -------------     -------------  -------------
$   3,763,468  $   3,566,211       $   7,944,373  $   7,044,706     $  (10,381,062) $ (8,359,405)     $     322,094  $     321,469
   (1,076,896)       180,290          52,533,310     24,143,886         34,745,563    27,202,326          8,661,321      7,403,801
   17,280,633     12,359,374          31,903,839      6,157,699        113,616,462             --        18,436,501     17,477,318
  (34,315,820)   (16,286,999)        (37,039,574)    33,826,345        250,423,659   (11,571,856)       (34,899,835)    13,195,192
-------------  -------------       -------------  -------------     --------------  -------------     -------------  -------------
  (14,348,615)      (181,124)         55,341,948     71,172,636        388,404,622     7,271,065         (7,479,919)    38,397,780
-------------  -------------       -------------  -------------     --------------  -------------     -------------  -------------


   72,575,285     63,929,059         114,632,129    127,443,761        195,575,628   203,196,325         28,153,952     26,031,893
   (7,939,318)     (2,231,179)       (35,093,007)   (21,498,080)       (44,292,549)  (27,661,660)       (11,145,100)    (8,101,115)
       (1,991)        (1,149)             (9,179)        (6,675)           (17,543)      (17,353)            (7,293)        (6,381)
  (12,669,089)    79,881,321         (95,114,875)    22,603,734        (92,089,284)   15,908,913        (13,919,719)   (10,731,749)
-------------  -------------       -------------  -------------     --------------  -------------     -------------  -------------

   51,964,887    141,578,052         (15,584,932)   128,542,740         59,176,252   191,426,225          3,081,840      7,192,648
-------------  -------------       -------------  -------------     --------------  -------------     -------------  -------------
   37,616,272    141,396,928          39,757,016    199,715,376        447,580,874   198,697,290         (4,398,079)    45,590,428


  180,852,001     39,455,073         729,739,187    530,023,811        909,661,454   710,964,164        230,068,750    184,478,322
-------------  -------------       -------------  -------------     --------------  -------------     -------------  -------------
$ 218,468,273  $ 180,852,001       $ 769,496,203  $ 729,739,187     $1,357,242,328  $909,661,454      $ 225,670,671  $ 230,068,750
-------------  -------------       -------------  -------------     --------------  -------------     -------------  -------------


  159,201,107     36,671,828         463,174,350    378,581,949        397,842,959   315,809,646        106,279,077    103,320,842
   63,265,244     55,441,897          65,837,726     81,609,273         77,332,989    88,179,109         13,084,095     13,258,805
   (7,600,467)    (1,875,284)        (21,321,029)   (13,712,830)       (17,946,718)  (11,448,429)        (5,229,338)    (4,191,154)
  (10,799,968)    68,962,666         (55,271,958)    16,695,958        (35,393,395)    5,302,633         (6,753,994)    (6,109,416)
-------------  -------------       -------------  -------------     --------------  -------------     -------------  -------------
  204,065,916    159,201,107         452,419,089    463,174,350        421,835,835   397,842,959        107,379,840    106,279,077
-------------  -------------       -------------  -------------     --------------  -------------     -------------  -------------

  198,626,024    159,201,107         452,419,089    463,174,350       418,601,069    397,842,959        107,321,015    106,279,077

    5,437,288              --                  --              --       3,228,389              --            58,825             --
        2,604              --                  --              --           6,377              --                 --            --
-------------  -------------       -------------  -------------     --------------  -------------     -------------  -------------
  204,065,916    159,201,107         452,419,089    463,174,350        421,835,835   397,842,959        107,379,840    106,279,077
-------------  -------------       -------------  -------------     --------------  -------------     -------------  -------------

         DECEMBER 31                      DECEMBER 31                        DECEMBER 31                       DECEMBER 31
----------------------------       ----------------------------     -----------------------------     ----------------------------
     1998          1997                 1998           1997              1998            1997              1998          1997
-------------  -------------       -------------  -------------     --------------  -------------     -------------  -------------

$    1.069704  $    1.135778       $    1.700398  $    1.575168     $     3.216190  $   2.285739      $    2.100506  $    2.163595

     1.094954             --                  --             --           3.241847            --           2.125983             --
     1.123840             --                  --             --           3.272354            --                 --             --

================================================================================
18                            FINANCIAL STATEMENTS
================================================================================


STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  DREYFUS SMALL CAP
                                                                               PORTFOLIO - DIVISION 18
                                                                           --------------------------------
                                                                               1998               1997
                                                                           -------------      -------------
OPERATIONS:
Net investment income (loss) .........................................     $  (9,100,355)     $  (7,877,254)
Net realized gain (loss) on investments ..............................        19,673,784         10,514,976
Capital gains distributions from mutual funds ........................        15,549,964         47,781,324
Net unrealized appreciation (depreciation)
  of investments during the year .....................................       (67,338,458)        56,534,602
                                                                           -------------      -------------
Increase (decrease) in net assets resulting from operations ..........       (41,215,065)       106,953,648
                                                                           -------------      -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ....................................................       136,010,701        152,268,343
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ..................................       (37,151,392)       (25,995,894)
Annuity benefit payments .............................................           (12,769)           (13,079)
Amounts transferred interdivision, and (to) from VALIC general account      (105,448,868)       (41,774,769)
                                                                           -------------      -------------
     Increase (decrease) in net assets
        resulting from principal transactions ........................        (6,602,328)        84,484,601
                                                                           -------------      -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..............................       (47,817,393)       191,438,249

Net Assets:
Beginning of year ....................................................       849,824,308        658,386,059
                                                                           -------------      -------------
End of year ..........................................................     $ 802,006,915      $ 849,824,308
                                                                           =============      =============

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year .................................       479,851,525        428,883,250
Purchase payments ....................................................        78,837,263         92,300,416
Surrenders ...........................................................       (22,827,377)       (15,764,818)
Transfers -- interdivision and (to) from VALIC general account .......       (61,646,182)       (25,567,323)
                                                                           -------------      -------------
Total units outstanding, end of year .................................       474,215,229        479,851,525
                                                                           =============      =============
Units outstanding, by class:
   Standard units ....................................................       474,215,229        479,851,525
   Enhanced units:
     20 bp reduced ...................................................                --                 --
     40 bp reduced ...................................................                --                 --
                                                                           -------------      -------------
Accumulation units end of year .......................................       474,215,229        479,851,525
                                                                           =============      =============


                                                                                      DECEMBER 31
                                                                           --------------------------------
                                                                                1998               1997
                                                                           -------------      -------------
Accumulation value per unit:
   Standard unit......................................................     $    1.690786   $   1.770622
   Enhanced unit:
     20 bp reduced....................................................                 --              --
     40 bp reduced....................................................                 --              -


                                                                               PUTNAM NEW OPPORTUNITIES
                                                                                  FUND - DIVISION 26
                                                                           --------------------------------
                                                                                  1998            1997
                                                                           -------------      -------------
OPERATIONS:
Net investment income (loss) .........................................     $  (2,691,328)     $  (1,052,294)
Net realized gain (loss) on investments ..............................           872,455            242,887
Capital gains distributions from mutual funds ........................        12,546,729          3,494,327
Net unrealized appreciation (depreciation)
  of investments during the year .....................................        53,605,222         18,445,868
                                                                           -------------      -------------
Increase (decrease) in net assets resulting from operations ..........        64,333,078         21,130,788
                                                                           -------------      -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ....................................................       108,017,017         51,769,269
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ..................................        (8,784,234)        (2,540,805)
Annuity benefit payments .............................................              (575)               (61)
Amounts transferred interdivision, and (to) from VALIC general account        84,011,090         44,254,408
     Increase (decrease) in net assets
                                                                           -------------      -------------
        resulting from principal transactions ........................       183,243,298         93,482,811
                                                                           -------------      -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..............................       247,576,376        114,613,599

Net Assets:
Beginning of year ....................................................       164,836,578         50,222,979
                                                                           -------------      -------------
End of year ..........................................................     $ 412,412,954      $ 164,836,578
                                                                           =============      =============

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year .................................       143,395,066         53,001,699
Purchase payments ....................................................        85,839,361         49,995,408
Surrenders ...........................................................        (6,337,162)        (2,517,125)
Transfers -- interdivision and (to) from VALIC general account .......        68,362,756         42,915,084
                                                                           -------------      -------------
Total units outstanding, end of year .................................       291,260,021        143,395,066
                                                                           =============      =============
Units outstanding, by class:
   Standard units ....................................................       280,523,297        143,395,066
   Enhanced units:
     20 bp reduced ...................................................        10,725,927                 --
     40 bp reduced ...................................................            10,797                 --
                                                                           -------------      -------------
Accumulation units end of year .......................................       291,260,021        143,395,066
                                                                           =============      =============

                                                                                      DECEMBER 31
                                                                           --------------------------------
                                                                                1998              1997
                                                                           -------------      -------------
Accumulation value per unit:
   Standard unit......................................................     $    1.415175      $    1.149453
   Enhanced unit:
     20 bp reduced....................................................          1.434946                 --
     40 bp reduced....................................................          1.459115                 --



SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               Separate Account A                             19
================================================================================

                                                                                                          AMERICAN CENTURY -
   PUTNAM OTC & EMERGING                  AGSPC GROWTH                  AGSPC MIDCAP INDEX            TWENTIETH CENTURY ULTRA
 GROWTH FUND - DIVISION 27             FUND - DIVISION 15                FUND - DIVISION 4                FUND - DIVISION 31
----------------------------     -----------------------------     ----------------------------     ----------------------------
     1998            1997             1998            1997             1998            1997               1998            1997
-------------   ------------     --------------   ------------     -------------   ------------     -------------   ------------
$   3,286,141   $   (720,013)    $  (10,623,737)  $ (7,550,418)    $    (689,428)  $    535,199     $  (2,282,917)  $   (633,243)
     (332,944)       (47,363)        11,720,556      6,207,654        26,826,443     19,471,600           473,963        316,651
           --             --         51,517,534     15,041,175        69,472,796     39,891,431        30,532,354     24,559,704
    9,278,020      8,912,297        114,925,718    132,575,644        30,964,965    109,426,279        39,033,600    (16,326,801)
-------------   ------------     --------------   ------------     -------------   ------------     -------------   ------------
   12,231,217      8,144,921        167,540,071    146,274,055       126,574,776    169,324,509        67,757,000      7,916,311
-------------   ------------     --------------   ------------     -------------   ------------     -------------   ------------

   36,165,527     32,976,492        183,983,180    185,814,571        71,049,146     66,141,090        95,865,928     43,175,072
   (4,499,407)    (1,887,137)       (45,145,966)   (24,997,689)      (37,639,412)    (24,993,718)      (6,987,387)    (1,444,132)
       (2,072)        (1,777)           (23,099)       (18,116)          (23,570)       (20,499)           (1,933)          (950)
      960,600     14,456,676        (34,517,049)      (764,959)      (40,068,991)   (45,549,090)       86,438,332     56,804,430
-------------   ------------     --------------   ------------     -------------   ------------     -------------   ------------

   32,624,648     45,544,254        104,297,066    160,033,807        (6,682,827)    (4,422,217)      175,314,940     98,534,420
-------------   ------------     --------------   ------------     -------------   ------------     -------------   ------------
   44,855,865     53,689,175        271,837,137    306,307,862       119,891,949    164,902,292       243,071,940    106,450,731


   97,456,130     43,766,955        941,423,469    635,115,607       730,613,685    565,711,393       123,768,389     17,317,658
-------------   ------------     --------------   ------------     -------------   ------------     -------------   ------------
$ 142,311,995   $ 97,456,130     $1,213,260,606  $ 941,423,469     $ 850,505,634   $730,613,685     $ 366,840,329   $123,768,389
-------------   ------------     --------------   ------------     -------------   ------------     -------------   ------------


   99,785,041     48,902,828        453,172,490    366,272,509       171,065,657    172,816,978        97,745,282     16,654,076
   36,257,228     36,775,163         82,864,073     99,349,760        16,010,438     17,600,471        63,913,168     36,243,458
   (4,704,400)    (2,370,530)       (20,670,419)   (12,033,793)       (8,724,789)    (6,688,206)       (4,133,151)    (1,152,164)
    1,221,835     16,477,580        (16,039,778)      (415,986)       (9,311,419)   (12,663,586)       59,835,828     45,999,912
-------------   ------------     --------------   ------------     -------------   ------------     -------------   ------------
  132,559,704     99,785,041        499,326,366    453,172,490       169,039,887    171,065,657       217,361,127     97,745,282
-------------   ------------     --------------   ------------     -------------   ------------     -------------   ------------

  129,463,792     99,785,041        494,997,997    453,172,490       169,039,887    171,065,657       209,221,513     97,745,282

    3,092,839              --         4,324,799             --                --              --        8,116,612             --
        3,073              --             3,570             --                --              --           23,002             --
-------------   ------------     --------------   ------------     -------------   ------------     -------------   ------------
  132,559,704     99,785,041        499,326,366    453,172,490       169,039,887    171,065,657       217,361,127     97,745,282
-------------   ------------     --------------   ------------     -------------   ------------     -------------   ------------


        DECEMBER 31                        DECEMBER 31                      DECEMBER 31                        DECEMBER 31
----------------------------     -----------------------------     ----------------------------     ----------------------------
    1998            1997              1998            1997              1998          1997              1998             1997
-------------   ------------     --------------   ------------     -------------   ------------     -------------   ------------
$    1.072660   $   0.976262     $     2.428587   $   2.076503     $    5.029093   $   4.269122     $    1.685503   $   1.265937

     1.098295             --           2.448443             --                --             --          1.737734              --
     1.127653             --           2.471473             --                --             --          1.798208              --


================================================================================
20                            FINANCIAL STATEMENTS
================================================================================


STATEMENTS OF CHANGES IN NET ASSETS

                                                                          FOUNDERS GROWTH               AGSPC GROWTH & INCOME
                                                                         FUND - DIVISION 30              FUND - DIVISION 16
                                                                   -----------------------------   -----------------------------
                                                                       1998            1997            1998            1997
                                                                   -----------------------------   -----------------------------
OPERATIONS:
Net investment income (loss) ....................................  $  (2,702,478)  $    (229,837)  $  (1,424,066)  $  (1,206,116)
Net realized gain on investments ................................        669,679         270,661      10,494,295       3,270,580
Capital gains distributions from mutual funds ...................     21,151,616      21,678,474      20,275,426       2,863,622
Net unrealized appreciation (depreciation)
  of investments during the year ................................     42,627,883      (6,466,051)      3,996,252      38,217,716
                                                                   -------------   -------------   -------------   -------------
     Increase in net assets resulting from operations ...........     61,746,700      15,253,247      33,341,907      43,145,802
                                                                   -------------   -------------   -------------   -------------
PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................    117,393,497      54,770,398      39,532,854      44,825,180
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees .............................     (9,478,330)     (1,863,811)    (11,951,930)     (8,344,519)
Annuity benefit payments ........................................         (1,096)            (66)         (3,597)         (2,954)
Amounts transferred interdivision, and (to) from
  VALIC general account .........................................     72,791,918      70,189,987     (32,787,298)      5,944,261
                                                                   -------------   -------------   -------------   -------------
     Increase (decrease) in net assets
       resulting from principal transactions ....................    180,705,989     123,096,508      (5,209,971)     42,421,968
                                                                   -------------   -------------   -------------   -------------
TOTAL INCREASE IN NET ASSETS ....................................    242,452,689     138,349,755      28,131,936      85,567,770

NET ASSETS:
Beginning of year ...............................................  $ 170,468,231      32,118,476     257,095,975     171,528,205
                                                                   -------------   -------------   -------------   -------------
End of year .....................................................    412,920,920   $ 170,468,231   $ 285,227,911   $ 257,095,975
                                                                   =============   =============   =============   =============
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year ............................    132,167,162      31,197,464     132,434,555     108,341,635
Purchase payments ...............................................     80,460,723      45,575,203      19,715,398      24,988,066
Surrenders ......................................................     (6,588,832)     (1,491,261)     (6,142,924)     (4,697,640)
Transfers -- interdivision and (to) from VALIC general account ..     52,471,956      56,885,756     (16,456,334)      3,802,494
                                                                   -------------   -------------   -------------   -------------
Total units outstanding, end of year ............................    258,511,009     132,167,162     129,550,695     132,434,555
                                                                   =============   =============   =============   =============
Units outstanding, by class:
   Standard units ...............................................    250,777,959     132,167,162     129,550,695     132,434,555
   Enhanced units:
     20 bp reduced ..............................................      7,720,189              --              --              --
     40 bp reduced ..............................................         12,861              --              --              --
                                                                   -------------   -------------   -------------   -------------
Accumulation units end of year ..................................    258,511,009     132,167,162     129,550,695     132,434,555
                                                                   =============   =============   =============   =============

                                                                            DECEMBER 31                        DECEMBER 31
                                                                   -----------------------------   -----------------------------
                                                                         1998           1997             1998           1997
                                                                   -----------------------------   -----------------------------
Accumulation value per unit:
   Standard unit ................................................  $    1.595913   $    1.289513   $    2.201234   $    19981997
   Enhanced unit:
     20 bp reduced ..............................................       1.633282              --              --              --
     40 bp reduced ..............................................       1.676366              --              --              --

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             21
================================================================================


                                                        AGSPC STOCK INDEX FUND
     AGSPC SOCIAL AWARENESS       ----------------------------------------------------------------
      FUND - DIVISION 12                  DIVISION 10A                        DIVISION 10B
------------------------------    ------------------------------    ------------------------------
     1998            1997              1998            1997                1998            1997
------------------------------    ------------------------------    ------------------------------
$     190,273    $     281,520    $   1,035,631    $   2,030,016    $     358,014    $     399,877
    2,220,138        1,158,707       36,292,713       23,392,823        2,895,173        2,137,197
   37,003,617        9,560,562        2,140,138        2,365,369          166,018          185,844

   38,477,902       33,369,211       82,035,996       89,338,679        6,394,969        6,910,324
-------------    -------------    -------------    -------------    -------------    -------------
   77,891,930       44,370,000      121,504,478      117,126,887        9,814,174        9,633,242
-------------    -------------    -------------    -------------    -------------    -------------

   72,710,322       44,746,508        4,116,842        3,670,819          204,507          231,218

  (13,355,087)      (5,475,293)     (30,874,894)     (24,373,318)      (2,153,577)      (2,331,031)
       (9,481)              --       (1,996,857)      (1,717,390)        (327,696)        (285,785)

   54,323,803       55,022,728      (14,779,077)      (3,572,644)      (1,934,563)      (1,027,537)
-------------    -------------    -------------    -------------    -------------    -------------

  113,669,557       94,293,943      (43,533,986)     (25,992,533)      (4,211,329)      (3,413,135)
-------------    -------------    -------------    -------------    -------------    -------------
  191,561,487      138,663,943       77,970,492       91,134,354        5,602,845        6,220,107


  243,579,972      104,916,029      469,783,383      378,649,029       36,946,031       30,725,924
-------------    -------------    -------------    -------------    -------------    -------------
$ 435,141,459    $ 243,579,972    $ 547,753,875    $ 469,783,383    $  42,548,876    $  36,946,031
=============    =============    =============    =============    =============    =============


   81,577,104       46,574,016       25,835,933       27,379,389        1,256,974        1,380,401
   21,359,028       16,505,152          206,729          226,321            6,328            9,647
   (3,889,138)      (1,970,414)      (1,549,859)      (1,529,579)         (68,344)         (92,576)
   16,555,822       20,468,350         (766,299)        (240,198)         (63,845)         (40,498)
-------------    -------------    -------------    -------------    -------------    -------------
  115,602,816       81,577,104       23,726,504       25,835,933        1,131,113        1,256,974
=============    =============    =============    =============    =============    =============

  114,382,494       81,577,104       23,726,504       25,835,933        1,131,113        1,256,974

    1,218,871               --               --               --               --               --
        1,451               --               --               --               --               --
-------------    -------------    -------------    -------------    -------------    -------------
  115,602,816       81,577,104       23,726,504       25,835,933        1,131,113        1,256,974
=============    =============    =============    =============    =============    =============

           DECEMBER 31                       DECEMBER 31                       DECEMBER 31
------------------------------    ------------------------------    ------------------------------
      1998            1997             1998             1997              1998            1997
------------------------------    ------------------------------    ------------------------------
$    3.762308    $    2.985333    $   22.479709    $   17.679054    $   35.792019    $    27956641
     3.825649               --               --               --
     3.897214               --               --               --

================================================================================
22                            FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           AGSPC STOCK INDEX FUND
                                                                     -----------------------------------
                                                                                DIVISION 10C
                                                                     ---------------------------------
                                                                           1998             1997
                                                                     ---------------------------------
OPERATIONS:
Net investment income (loss) ......................................  $     5,965,482   $     9,342,792
Net realized gain on investments ..................................       21,789,375        19,691,626
Capital gains distributions from mutual funds .....................       13,033,369        11,611,427
Net unrealized appreciation (depreciation)
  of investments during the year ..................................      631,036,013       475,943,738
                                                                     ---------------   ---------------
    Increase (decrease) in net assets resulting from operations ...      671,824,239       516,589,583
                                                                     ---------------   ---------------

PRINCIPAL TRANSACTIONS:
Purchase payments .................................................      372,858,039       264,734,800
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ...............................     (130,840,043)      (73,944,144)
Annuity benefit payments ..........................................         (164,035)         (120,896)
Amounts transferred interdivision, and (to) from
  VALIC general account ...........................................      112,786,439        72,721,787
                                                                     ---------------   ---------------
     Increase (decrease) in net assets
       resulting from principal transactions ......................      354,640,400       263,391,547
                                                                     ---------------   ---------------
TOTAL INCREASE IN NET ASSETS ......................................    1,026,464,639       779,981,130

NET ASSETS:
Beginning of year .................................................    2,310,327,500     1,530,346,370
                                                                     ---------------   ---------------
End of year .......................................................  $ 3,336,792,139   $ 2,310,327,500
                                                                     ===============   ===============

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year ..............................      615,053,124       536,806,965
Purchase payments .................................................       85,764,962        77,757,636
Surrenders ........................................................      (29,978,801)      (20,920,257)
Transfers -- interdivision and (to) from VALIC general account ....       27,731,410        21,408,780
                                                                     ---------------   ---------------
Total units outstanding, end of year ..............................      698,570,695       615,053,124
                                                                     ===============   ===============
Units outstanding, by class:
  Standard units ..................................................      691,680,049       615,053,124
     Enhanced units:
     20 bp reduced ................................................        6,859,835                --
     40 bp reduced ................................................           30,811                --
                                                                     ---------------   ---------------
Accumulation units end of year ....................................      698,570,695       615,053,124
                                                                     ===============   ===============


                                                                          AGSPC STOCK INDEX FUND
                                                                     ---------------------------------
                                                                                DIVISION 10D
                                                                     ---------------------------------
                                                                          1998               1997
                                                                     ---------------------------------
OPERATIONS:
Net investment income (loss) ......................................  $       105,740   $       222,212
Net realized gain on investments ..................................        4,368,980         3,421,747
Capital gains distributions from mutual funds .....................          219,975           249,976
Net unrealized appreciation (depreciation)
  of investments during the year ..................................        7,900,957         9,003,055
                                                                     ---------------   ---------------
    Increase (decrease) in net assets resulting from operations ...       12,595,652        12,896,990
                                                                     ---------------   ---------------

PRINCIPAL TRANSACTIONS:
Purchase payments .................................................          654,342           789,193
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ...............................       (3,879,247)       (2,598,402)
Annuity benefit payments ..........................................          (15,905)          (13,201)
Amounts transferred interdivision, and (to) from
  VALIC general account ...........................................       (2,514,825)       (3,872,680)
                                                                     ---------------   ---------------
     Increase (decrease) in net assets
       resulting from principal transactions ......................       (5,755,635)       (5,695,090)
                                                                     ---------------   ---------------
TOTAL INCREASE IN NET ASSETS ......................................        6,840,017         7,201,900

NET ASSETS:
Beginning of year .................................................       49,673,027        42,471,127
                                                                     ---------------   ---------------
End of year .......................................................  $    56,513,044   $    49,673,027
                                                                     ===============   ===============

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year ..............................        7,438,537         8,381,704
Purchase payments .................................................           88,428           132,628
Surrenders ........................................................         (521,941)         (430,026)
Transfers -- interdivision and (to) from VALIC general account ....         (349,228)         (645,769)
                                                                     ---------------   ---------------
Total units outstanding, end of year ..............................        6,655,796         7,438,537
                                                                     ===============   ===============
Units outstanding, by class:
  Standard units ..................................................        6,655,796         7,438,537
     Enhanced units:
     20 bp reduced ................................................               --                --
     40 bp reduced ................................................               --                --
                                                                     ---------------   ---------------
Accumulation units end of year ....................................        6,655,796         7,438,537
                                                                     ===============   ===============

                                                            DECEMBER 31                       DECEMBER 31
                                                ---------------------------------   ---------------------------------
                                                        1998            1997             1998              1997
                                                ---------------------------------   ---------------------------------
Accumulation value per unit:
  Standard unit...........................      $      4.772052   $      3.753436   $      8.457722   $      6.652806
     Enhanced unit:
     20 bp reduced........................             4.875028                --                --                --
     40 bp reduced........................             4.991135                --                --                --


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             23
================================================================================

      NEUBERGER BERMAN                SCUDDER GROWTH AND             VANGUARD WINDSOR II              TEMPLETON ASSET
GUARDIAN TRUST  - DIVISION 29     INCOME FUND - DIVISION 21           FUND - DIVISION 24        ALLOCATION FUND - DIVISION 19
-----------------------------   -----------------------------   -----------------------------   -----------------------------
     1998             1997           1998            1997           1998             1997            1998            1997
-----------------------------   -----------------------------   -----------------------------   -----------------------------
$    (316,186)  $     (99,741)  $   2,680,972   $   1,085,048   $   5,622,515   $   3,037,913   $   5,298,721   $   2,826,899
      447,267         406,993       1,067,960         269,953       1,366,076         741,743      10,513,951         982,063
    5,112,104       3,161,542      17,737,903       8,952,194      51,898,120      18,541,072       9,560,576      11,661,872

   (5,621,588)     (1,574,737)    (15,926,329)      4,003,711         278,987      16,110,878     (10,693,322)     13,366,704
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
     (378,403)      1,894,057       5,560,506      14,310,906      59,165,698      38,431,606      14,679,926      28,837,538
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------


   18,727,026      14,861,097      79,800,185      37,754,331     172,075,011      82,698,118      55,452,646      61,278,823

   (1,971,281)       (661,852)     (7,670,739)     (1,502,937)    (18,029,126)     (3,075,223)    (15,786,958)     (9,457,167)
           --              --          (3,718)         (2,106)         (6,802)         (1,497)        (22,337)        (19,742)

   (1,314,316)     21,010,215      34,897,873      66,400,722     162,813,002     115,544,417     (47,069,555)     41,633,946
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

   15,441,429      35,209,460     107,023,601     102,650,010     316,852,085     195,165,815      (7,426,204)     93,435,860
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
   15,063,026      37,103,517     112,584,107     116,960,916     376,017,783     233,597,421       7,253,722     122,273,398


   46,306,823       9,203,306     135,384,401      18,423,485     275,397,199      41,799,778     316,874,285     194,600,887
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
$  61,369,849   $  46,306,823   $ 247,968,508   $ 135,384,401   $ 651,414,982   $ 275,397,199   $ 324,128,007   $ 316,874,285
=============   =============   =============   =============   =============   =============   =============   =============


   35,406,663       8,211,592      94,225,984      16,524,046     187,929,868      37,292,761     196,150,946     137,384,670
   13,737,161      11,711,541      51,892,138      28,874,922     105,145,249      63,199,633      32,881,580      38,574,901
   (1,683,029)       (501,980)     (5,008,156)     (1,088,301)    (10,145,505)     (2,242,658)    (10,222,721)     (5,822,716)
   (1,186,725)     15,985,510      23,203,013      49,915,317     103,638,092      89,680,132     (27,846,098)     26,014,091
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
   46,274,070      35,406,663     164,312,979      94,225,984     386,567,704     187,929,868     190,963,707     196,150,946
=============   =============   =============   =============   =============   =============   =============   =============

   45,261,146      35,406,663     159,815,811      94,225,984     372,737,595     187,929,868     190,963,707     196,150,946

    1,012,671              --       4,494,004              --      13,800,156              --              --              --
          253              --           3,163              --          29,953              --              --              --
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
   46,274,070      35,406,663     164,312,979      94,225,984     386,567,704     187,929,868     190,963,707     196,150,946
=============   =============   =============   =============   =============   =============   =============   =============

        DECEMBER 31                       DECEMBER 31                    DECEMBER 31                     DECEMBER 31
-----------------------------   -----------------------------   -----------------------------   -----------------------------
     1998            1997             1998           1997            1998            1997            1998           1997
-----------------------------   -----------------------------   -----------------------------   -----------------------------
$    1.324970   $    1.307438   $    1.507724   $    1.436011   $    1.683226   $    1.464949   $    1.695764   $    1.613943

     1.368269              --        1.542160              --        1.723020              --              --              --
     1.418252              --        1.582856              --        1.770257              --              --              --


================================================================================
24                            FINANCIAL STATEMENTS
================================================================================


STATEMENTS OF CHANGES IN NET ASSETS

                                                                        AGSPC ASSET ALLOCATION            VANGUARD WELLINGTON
                                                                           FUND - DIVISION 5               FUND - DIVISION 25
                                                                     -----------------------------   -----------------------------
                                                                         1998             1997           1998             1997
                                                                     -----------------------------   -----------------------------
OPERATIONS:
Net investment income .............................................  $   3,873,507   $   3,768,356   $   8,146,899   $   3,011,918
Net realized gain (loss) on investments ...........................      2,520,862       5,941,975         453,710         713,048
Capital gains distributions from mutual funds .....................     12,936,405      10,546,782      30,281,535       7,375,024
Net unrealized appreciation (depreciation)
  of investments during the year ..................................     13,072,376      14,486,554     (13,016,167)      3,998,391
                                                                     -------------   -------------   -------------   -------------
    Increase (decrease) in net assets resulting from operations ...     32,403,150      34,743,667      25,865,977      15,098,381
                                                                     -------------   -------------   -------------   -------------

PRINCIPAL TRANSACTIONS:
Purchase payments .................................................     16,199,430      11,497,764     128,896,516      51,882,204
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ...............................    (12,309,318)    (10,611,952)    (11,075,983)     (2,456,686)
Annuity benefit payments ..........................................         (9,811)         (8,301)         (1,770)            (68)
Amounts transferred interdivision, and (to) from
  VALIC general account ...........................................      6,673,714     (24,272,661)    106,781,378      66,331,198
                                                                     -------------   -------------   -------------   -------------
     Increase (decrease) in net assets
       resulting from principal transactions ......................     10,554,015     (23,395,150)    224,600,141     115,756,648
                                                                     -------------   -------------   -------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ...........................     42,957,165      11,348,517     250,466,118     130,855,029

NET ASSETS:
Beginning of year .................................................    184,577,992     173,229,475     156,044,547      25,189,518
                                                                     -------------   -------------   -------------   -------------
End of year .......................................................  $ 227,535,157   $ 184,577,992   $ 406,510,665   $ 156,044,547
                                                                     =============   =============   =============   =============

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year ..............................     57,307,351      65,292,617     116,429,781      22,866,634
Purchase payments .................................................      4,579,044       3,898,053      87,356,196      42,072,769
Surrenders ........................................................     (3,567,970)     (3,591,047)     (6,659,976)     (1,913,812)
Transfers -- interdivision and (to) from VALIC general account ....      1,950,743      (8,292,272)     76,359,783      53,404,190
                                                                     -------------   -------------   -------------   -------------
Total units outstanding, end of year ..............................     60,269,168      57,307,351     273,485,784     116,429,781
                                                                     =============   =============   =============   =============
Units outstanding, by class:
Standard units ....................................................     60,237,818      57,307,351     253,840,498     116,429,781
  Enhanced units:
    20 bp reduced .................................................         31,350              --      19,636,072              --
    40 bp reduced .................................................             --              --           9,214              --
                                                                     -------------   -------------   -------------   -------------
Accumulation units end of year ....................................     60,269,168      57,307,351     273,485,784     116,429,781
                                                                     =============   =============   =============   =============

                                                                              DECEMBER 31                      DECEMBER 31
                                                                     -----------------------------   -----------------------------
                                                                           1998          1997             1998          1997
                                                                     -----------------------------   -----------------------------
  Standard unit...............................................       $    3.772519   $    3.219282   $    1.482836   $    1.340109
  Enhanced unit:
    20 bp reduced.............................................            3.882024              --        1.529797              --
    40 bp reduced.............................................                  --              --        1.585688              --


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             25
================================================================================

                                                        AGSPC
     AGSPC INTERNATIONAL                       CAPITAL CONSERVATION FUND
       GOVERNMENT BOND          -------------------------------------------------------------     AGSPC GOVERNMENT SECURITIES
      FUND - DIVISION 13                DIVISION 1                       DIVISION 7                     FUND - DIVISION 8
-----------------------------   -----------------------------   -----------------------------   -----------------------------
     1998            1997            1998            1997            1998            1997            1998            1997
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
$   1,997,004   $   4,595,764   $     338,175   $     344,608   $   3,124,808   $   2,913,560   $   4,468,159   $   4,230,305
   (1,068,211)     (3,911,328)         12,194          23,005         413,199        (805,486)      1,352,903        (985,278)
      872,765         136,607              --              --              --              --              --              --

   21,926,900     (11,068,351)         35,832          90,579         (35,856)      1,739,391       1,437,930       3,130,717
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
   23,728,458     (10,247,308)        386,201         458,192       3,502,151       3,847,465       7,258,992       6,375,744
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------


   25,413,792      40,582,861         146,532         366,816       7,027,648       7,324,860      12,902,909      12,424,460

   (7,785,118)     (6,757,210)       (562,370)       (389,473)     (3,833,561)     (3,026,469)     (5,395,424)     (3,958,609)
       (2,691)           (274)           (455)           (526)             --              --              --              --

  (38,345,989)    (35,550,483)        (97,641)       (509,353)     (2,143,426)     (8,016,607)     10,528,632     (12,246,246)
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

  (20,720,006)     (1,725,106)       (513,934)       (532,536)      1,050,661      (3,718,216)     18,036,117      (3,780,395)
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    3,008,452     (11,972,414)       (127,733)        (74,344)      4,552,812         129,249      25,295,109       2,595,349


  166,199,757     178,172,171       6,427,526       6,501,870      55,418,728      55,289,479      88,167,288      85,571,939
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
$ 169,208,209   $ 166,199,757   $   6,299,793   $   6,427,526   $  59,971,540   $  55,418,728   $ 113,462,397   $  88,167,288
=============   =============   =============   =============   =============   =============   =============   =============


  111,480,591     112,601,593       1,831,961       1,991,536      28,242,598      30,286,494      45,034,894      47,130,169
   16,433,799      27,009,353          40,472         109,285       3,402,874       3,840,755       6,558,071       6,646,726
   (5,105,973)     (4,696,042)       (155,629)       (116,952)     (1,879,505)     (1,555,673)     (2,679,928)     (2,143,349)
  (24,924,879)    (23,434,313)        (27,361)       (151,908)     (1,014,305)     (4,328,978)      4,816,634      (6,598,652)
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
   97,883,538     111,480,591       1,689,443       1,831,961      28,751,662      28,242,598      53,729,671      45,034,894
=============   =============   =============   =============   =============   =============   =============   =============

   97,473,851     111,480,591       1,689,443       1,831,961      28,751,662      28,242,598      53,729,671      45,034,894

      408,156              --              --              --              --              --              --              --
        1,531              --              --              --              --              --              --              --
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
   97,883,538     111,480,591       1,689,443       1,831,961      28,751,662      28,242,598      53,729,671      45,034,894
=============   =============   =============   =============   =============   =============   =============   =============

          DECEMBER 31                   DECEMBER 31                      DECEMBER 31                     DECEMBER 31
-----------------------------   -----------------------------   -----------------------------   -----------------------------
      1998          1997              1998          1997              1998          1997              1998          1997
-----------------------------   -----------------------------   -----------------------------   -----------------------------
$    1.728006   $   1.490645    $    3.726168   $   3.505970    $    2.085846   $    1.962239   $    2.111727   $    1.957755

     1.751922             --               --             --               --              --              --              --
     1.777571             --               --             --               --              --              --              --

================================================================================
26                            FINANCIAL STATEMENTS
================================================================================


STATEMENTS OF CHANGES IN NET ASSETS

                                                                         VANGUARD LONG-TERM                VANGUARD LONG-TERM
                                                                     CORPORATE FUND - DIVISION 22     TREASURY FUND - DIVISION 23
                                                                     -----------------------------   -----------------------------
                                                                          1998            1997            1998            1997
                                                                     -------------   -------------   -------------   -------------
OPERATIONS:
Net investment income .............................................  $   2,052,614   $     506,655   $   2,857,159   $     567,564
Net realized gain on investments ..................................        136,212          36,716       1,195,397          94,335
Capital gains distributions from mutual funds .....................      1,044,043         156,984              --              --
Net unrealized appreciation (depreciation)
  of investments during the year ..................................        (64,200)        643,127       2,611,560       1,066,785
                                                                     -------------   -------------   -------------   -------------
    Increase in net assets resulting from operations ..............      3,168,669       1,343,482       6,664,116       1,728,684
                                                                     -------------   -------------   -------------   -------------

PRINCIPAL TRANSACTIONS:
Purchase payments .................................................     18,953,737       6,013,744      30,970,739       6,985,216
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ...............................     (1,608,861)       (167,812)     (2,748,295)       (265,787)
Annuity benefit payments ..........................................             --              --            (813)           (176)
Amounts transferred interdivision, and (to) from
  VALIC general account ...........................................     19,011,058       9,719,778      60,728,245      10,813,576
                                                                     -------------   -------------   -------------   -------------
    Increase (decrease) in net assets
      resulting from principal transactions .......................     36,355,934      15,565,710      88,949,876      17,532,829
                                                                     -------------   -------------   -------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ...........................     39,524,603      16,909,192      95,613,992      19,261,513

NET ASSETS:
Beginning of year .................................................     20,440,049       3,530,857      23,638,214       4,376,701
                                                                     -------------   -------------   -------------   -------------
End of year .......................................................  $  59,964,652   $  20,440,049   $ 119,252,206   $  23,638,214
                                                                     =============   =============   =============   =============

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year ..............................     17,371,407       3,370,441      20,041,920       4,174,369
Purchase payments .................................................     15,098,601       5,633,849      23,916,542       6,619,458
Surrenders ........................................................     (1,333,865)       (151,626)     (1,937,227)       (227,789)
Transfers -- interdivision and (to) from VALIC general account ....     15,936,430       8,518,743      48,342,694       9,475,882
                                                                     -------------   -------------   -------------   -------------
Total units outstanding, end of year ..............................     47,072,573      17,371,407      90,363,929      20,041,920
                                                                     =============   =============   =============   =============
Units outstanding, by class:
Standard units ....................................................     44,122,646      17,371,407      86,673,300      20,041,920
  Enhanced units:
    20 bp reduced .................................................      2,949,044              --       3,682,809              --
    40 bp reduced .................................................            883              --           7,820              --
                                                                     -------------   -------------   -------------   -------------
Accumulation units end of year ....................................     47,072,573      17,371,407      90,363,929      20,041,920
                                                                     =============   =============   =============   =============

                                                                            DECEMBER 31                        DECEMBER 31
                                                                     -----------------------------   -----------------------------
                                                                          1998        1997                1998            1997
                                                                     -----------------------------   -----------------------------
Accumulation value per unit:
  Standard unit...............................................       $    1.271278   $    1.176649   $    1.318263   $    1.178938
  Enhanced unit:
    20 bp reduced.............................................            1.312731              --        1.349397              --
    40 bp reduced.............................................            1.360696              --        1.384079              --


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             27
================================================================================

                             AGSPC
                        MONEY MARKET FUND
----------------------------------------------------------------
          DIVISION 2                        DIVISION 6
------------------------------    ------------------------------
     1998             1997             1998             1997
-------------    -------------    -------------    -------------
$     184,017    $     188,513    $   7,849,963    $   5,293,164
           --               --               --               --
           --               --               --               --

           --               --               --               --
-------------    -------------    -------------    -------------
      184,017          188,513        7,849,963        5,293,164
-------------    -------------    -------------    -------------


       90,884          123,738       87,624,322       58,442,609

     (292,611)        (277,223)     (33,439,890)     (16,317,039)
           --               --           (1,603)          (1,592)

     (364,560)        (334,772)      63,714,230      (27,271,186)
-------------    -------------    -------------    -------------

     (566,287)        (488,257)     117,897,059       14,852,792
-------------    -------------    -------------    -------------
     (382,270)        (299,744)     125,747,022       20,145,956


    4,579,757        4,879,501      140,904,582      120,758,626
-------------    -------------    -------------    -------------
$   4,197,487    $   4,579,757    $ 266,651,604    $ 140,904,582
=============    =============    =============    =============


    1,931,439        2,142,534       84,182,521       75,124,095
       37,542           53,405       56,361,872       35,256,772
     (120,614)        (119,264)     (17,562,213)     (10,205,685)
     (148,034)        (145,236)      29,891,462      (15,992,661)
-------------    -------------    -------------    -------------
    1,700,333        1,931,439      152,873,642       84,182,521
=============    =============    =============    =============

    1,700,333        1,931,439      147,547,688       84,182,521

           --               --        5,325,479               --
           --               --              475               --
-------------    -------------    -------------    -------------
    1,700,333        1,931,439      152,873,642       84,182,521
=============    =============    =============    =============

          DECEMBER 31                       DECEMBER 31
----------------------------------------------------------------
     1998            1997             1998             1997
----------------------------------------------------------------
$    2.468627    $    2.371163    $    1.742617    $    1.673590

           --               --         1.786658               --
           --               --         1.833793               --

===============================================================================
28                            FINANCIAL STATEMENTS
===============================================================================




STATEMENTS OF CHANGES IN NET ASSETS


                                                          AMERICAN GENERAL INTERNATIONAL        AMERICAN GENERAL INTERNATIONAL
                                                             GROWTH FUND - DIVISION 33             VALUE FUND - DIVISION 33
                                                          ------------------------------        ------------------------------
                                                             1998            1997                  1998            1997
                                                           ----------      ---------             ----------      ---------
OPERATIONS:                                                $     --        $   --                $    5,760     $    --
Net investment income .................................          --            --                      --            --
Net realized gain on investments
Capital gains distributions from
  mutual funds ........................................          --            --                      --            --
Net unrealized appreciation
  of investments during the year ......................       200,750          --                   547,276          --
                                                           ----------      ---------             ----------      ---------
     Increase in net assets resulting
       from operations ................................       200,750          --                   553,036          --
                                                           ----------      ---------             ----------      ---------
PRINCIPAL TRANSACTIONS:
Purchase payments .....................................          --            --                      --            --
Surrenders of accumulation units by
  terminations, withdrawals, and maintenance
  fees ................................................          --            --                      --            --
Annuity benefit payments ..............................          --            --                      --            --
Amounts transferred interdivision, and from
  VALIC general account ...............................     3,650,000          --                 3,600,000          --
                                                           ----------      ---------             ----------      ---------
    Increase in net assets
     resulting from principal transactions ............     3,650,000          --                 3,600,000          --
                                                           ----------      ---------             ----------      ---------
TOTAL INCREASE IN NET ASSETS ..........................     3,850,750          --                 4,153,036          --

NET ASSETS:
Beginning of year .....................................          --            --                      --            --
End of year ...........................................    $3,850,750      $   --                $4,153,036     $    --
                                                           ==========      =========             ==========      =========

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year ..................          --            --                      --            --
Purchase payments .....................................          --            --                      --            --
Surrenders ............................................          --            --                      --            --
Transfers -- interdivision and from VALIC
  general account .....................................          --            --                      --            --
                                                           ----------      ---------             ----------      ---------
Total units outstanding, end of year ..................          --            --                      --            --
                                                           ==========      =========             ==========      =========
Units outstanding, by class:
  Standard units ......................................          --            --                      --            --
  Enhanced units:
     20 bp reduced ....................................          --            --                      --            --
     40 bp reduced ....................................          --            --                      --            --
                                                           ----------      ---------             ----------      ---------
Accumulation units end of year ........................          --            --                      --            --
                                                           ==========      =========             ==========      =========

                                                                 DECEMBER 31                             DECEMBER 31
                                                           -------------------------             -------------------------
                                                             1998            1997                  1998            1997
                                                           ----------      ---------             ----------      ---------
Accumulation value per unit:
  Standard unit .......................................          --            --                      --            --
  Enhanced unit:
     20 bp reduced ....................................          --            --                      --            --
     40 bp reduced ....................................          --            --                      --            --



SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
                               SEPARATE ACCOUNT A                            29
===============================================================================



   AMERICAN GENERAL SMALL CAP       AMERICAN GENERAL SMALL CAP          AMERICAN GENERAL MID CAP         AMERICAN GENERAL MID CAP
   GROWTH FUND - DIVISION 35         VALUE FUND - DIVISION 36           GROWTH FUND - DIVISION 37        VALUE FUND - DIVISION 38
-----------------------------    ------------------------------      -----------------------------    ----------------------------
    1998             1997            1998               1997             1998             1997            1998           1997
-------------     -----------    -------------      -----------      -------------     -----------    -------------    ----------
$          --     $        --    $      13,079      $        --     $           --     $        --    $      10,079    $       --
           --              --               --               --                 --              --               --            --
       18,373              --           51,644               --                 --              --          115,562            --

    1,361,100              --          585,384               --          1,425,600              --          896,569            --
-------------     -----------    -------------      -----------      -------------     -----------    -------------    ----------
    1,379,473              --          650,107               --          1,425,600              --        1,022,210            --
-------------     -----------    -------------      -----------      -------------     -----------    -------------    ----------

           --              --               --               --                 --              --               --            --
           --              --               --               --                 --              --               --            --
           --              --               --               --                 --              --               --            --
    3,900,000              --        3,849,999               --          4,050,000              --        3,949,999            --
-------------     -----------    -------------      -----------      -------------     -----------    -------------    ----------
    3,900,000              --        4,500,106               --          5,475,600              --        4,972,209            --
-------------     -----------    -------------      -----------      -------------     -----------    -------------    ----------
    5,279,473              --        4,500,106               --          5,475,600              --        4,972,209            --

           --              --               --               --                 --              --               --            --
$   5,279,473     $        --    $   4,500,106      $        --      $   5,475,600     $        --    $   4,972,209    $       --
=============     ===========    =============      ===========      =============     ===========    =============    ===========



           --              --               --              --                  --              --               --            --
           --              --               --              --                  --              --               --            --
           --              --               --              --                  --              --               --            --
           --              --               --              --                  --              --               --            --
-------------     -----------    -------------      -----------      -------------     -----------    -------------    ----------
           --              --               --              --                  --              --               --            --
=============     ===========    =============      ===========      =============     ===========    =============    ===========

           --              --               --              --                  --              --               --            --

           --              --               --              --                  --              --               --            --
           --              --               --              --                  --              --               --            --
-------------     -----------    -------------      -----------      -------------     -----------    -------------    ----------
           --              --               --              --                  --              --               --            --
=============     ===========    =============      ===========      =============     ===========    =============    ===========

           DECEMBER 31                     DECEMBER 31                        DECEMBER 31                     DECEMBER 31
-----------------------------    ------------------------------      -----------------------------    ---------------------------
    1998             1997            1998              1997             1998              1997            1998            1997
-------------     -----------    -------------      -----------      -------------     -----------    -------------    ----------
$          --     $        --    $          --      $        --     $           --     $        --    $          --    $       --
           --              --               --               --                 --              --               --            --

===============================================================================
30                            FINANCIAL STATEMENTS
===============================================================================


STATEMENTS OF CHANGES IN NET ASSETS




                                                                   AMERICAN GENERAL LARGE CAP    AMERICAN GENERAL LARGE CAP
                                                                    GROWTH FUND - DIVISION 39      VALUE FUND - DIVISION 40
                                                                   ----------------------------  ----------------------------
                                                                     1998            1997           1998            1997
                                                                   -------------  -------------  -------------  -------------
OPERATIONS:
Net investment income ...........................................  $       2,093  $          --  $      10,224  $          --
Net realized gain on investments ................................             --             --             --             --
Capital gains distributions from mutual funds ...................             --             --             --             --
Net unrealized appreciation
  of investments during the year ................................        695,540             --        716,526             --
                                                                   -------------  -------------  -------------  -------------
     Increase in net assets resulting from operations ...........        697,633             --        726,750             --
                                                                   -------------  -------------  -------------  -------------
PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................             --             --             --             --
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees .............................             --             --             --             --
Annuity benefit payments ........................................             --             --             --             --
Amounts transferred interdivision, and from VALIC general account      2,850,000             --      2,900,000             --
                                                                   -------------  -------------  -------------  -------------
     Increase in net assets
       resulting from principal transactions ....................      2,850,000             --      2,900,000             --
                                                                   -------------  -------------  -------------  -------------
TOTAL INCREASE IN NET ASSETS ....................................      3,547,633             --      3,626,750             --
                                                                   -------------  -------------  -------------  -------------
Net Assets:
Beginning of year ...............................................             --             --             --             --

End of year .....................................................  $   3,547,633  $          --  $   3,626,750  $          --
                                                                   =============  =============  =============  =============
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year ............................             --             --             --             --
Purchase payments ...............................................              -             --             --             --
Surrenders ......................................................             --             --             --             --
Transfers -- interdivision and from VALIC general account .......             --             --             --             --
                                                                   -------------  -------------  -------------  -------------
Total units outstanding, end of year.............................             --             --             --             --
                                                                   =============  =============  =============  =============
Units outstanding, by class:
  Standard units ................................................             --             --             --             --
  Enhanced units:
    20 bp reduced ...............................................             --             --             --             --
    40 bp reduced ...............................................             --             --             --             --
                                                                   -------------  -------------  -------------  -------------
Accumulation units end of year ..................................             --             --             --             --
                                                                   =============  =============  =============  =============

                                                                           DECEMBER 31                    DECEMBER 31
                                                                   ----------------------------- -----------------------------
                                                                        1998          1997           1998           1997
Accumulation value per unit:                                       -------------  -------------- -------------  --------------
  Standard unit                                                    $          --  $        --    $          --  $        --
  Enhanced unit:
    20 bp reduced                                                             --           --               --           --
    40 bp reduced                                                             --           --               --           --



SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
                               SEPARATE ACCOUNT A                            31
===============================================================================



  AMERICAN GENERAL SOCIALLY          AMERICAN GENERAL BALANCED AMERICAN GENERAL DOMESTIC         AMERICAN GENERAL MONEY
RESPONSIBLE FUND - DIVISION 41          FUND - DIVISION 42      BOND FUND - DIVISION 43         MARKET FUND - DIVISION 44
------------------------------     --------------------------  --------------------------      ---------------------------
   1998           1997                  1998        1997          1998          1997               1998            1997
------------  ------------         ------------  ------------  ------------  ------------      ------------  ------------
$     23,760  $         --         $     29,084  $         --  $     14,978  $         --      $     82,478  $         --
          --            --                   --            --            --            --                --            --
     285,733            --               34,051            --        15,898            --                --            --

   1,099,673            --              805,536            --        28,692            --                --            --
------------  ------------         ------------  ------------  ------------  ------------      ------------  ------------
   1,409,166            --              868,671            --        59,568            --            82,478            --
------------  ------------         ------------  ------------  ------------  ------------      ------------  ------------


          --            --                   --            --            --            --                --            --
          --            --                   --            --            --            --                --            --
          --            --                   --            --            --            --                --            --
   5,000,000            --            5,000,000            --     1,250,000            --         5,000,000            --
------------  ------------         ------------  ------------  ------------  ------------      ------------  ------------
   5,000,000            --            5,000,000            --     1,250,000            --         5,000,000            --
------------  ------------         ------------  ------------  ------------  ------------      ------------  ------------
   6,409,166            --            5,868,671            --     1,309,568            --         5,082,478            --


          --            --                   --            --            --            --                --            --
------------  ------------         ------------  ------------  ------------  ------------      ------------  ------------
$  6,409,166  $         --         $  5,868,671  $         --  $  1,309,568  $         --      $  5,082,478  $         --
============  ============         ============  ============  ============  ============      ============  ============

          --            --                   --            --            --            --                --            --
          --            --                   --            --            --            --                --            --
          --            --                   --            --            --            --                --            --
          --            --                   --            --            --            --                --            --
------------  ------------         ------------  ------------  ------------  ------------      ------------  ------------
          --            --                   --            --            --            --                --            --
============  ============         ============  ============  ============  ============      ============  ============


          --            --                   --            --            --            --                --            --

          --            --                   --            --            --            --                --            --
          --            --                   --            --            --            --                --            --
------------  ------------         ------------  ------------  ------------  ------------      ------------  ------------
          --            --                   --            --            --            --                --            --
============  ============         ============  ============  ============  ============      ============  ============


       DECEMBER 31                          DECEMBER 31                DECEMBER 31                      DECEMBER 31
--------------------------         --------------------------  --------------------------      --------------------------
   1998           1997                  1998        1997          1998          1997               1998            1997
------------  ------------         ------------  ------------  ------------  ------------      ------------  ------------
$         --  $         --         $         --  $         --  $         --  $         --      $         --  $         --

          --            --                   --            --            --            --                --            --
          --            --                   --            --            --            --                --            --

===============================================================================
32                            FINANCIAL STATEMENTS
===============================================================================




STATEMENTS OF CHANGES IN NET ASSETS


                                                                                                      AMERICAN GENERAL
                                                                       AMERICAN GENERAL          MODERATE GROWTH LIFESTYLE
                                                                      FUND - DIVISION 49             FUND - DIVISION 49
                                                                   ------------------------    ------------------------
                                                                       1998          1997          1998          1997
                                                                   ------------  ----------    ------------  ----------
OPERATIONS:
Net investment income ...........................................  $     11,226  $       --    $     19,912  $       --
Net realized gain on investments ................................          --            --            --            --
Capital gains distributions from mutual funds ...................          --            --            --            --
Net unrealized appreciation
 of investments during the year .................................       970,379          --         925,696          --
                                                                   ------------  ----------    ------------  ----------
     Increase in net assets resulting from operations ...........       981,605          --         945,608          --
                                                                   ------------  ----------    ------------  ----------
PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................          --            --            --            --
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees .............................          --            --            --            --
Annuity benefit payments ........................................          --            --            --            --
Amounts transferred interdivision, and from VALIC
  general account ...............................................     5,000,000          --       5,000,000          --
                                                                   ------------  ----------    ------------  ----------
     Increase in net assets
       resulting from principal transactions ....................     5,000,000          --       5,000,000          --
                                                                   ------------  ----------    ------------  ----------
TOTAL INCREASE IN NET ASSETS ....................................     5,981,605          --       5,945,608          --
                                                                   ------------  ----------    ------------  ----------
NET ASSETS:
Beginning of year ...............................................          --            --            --            --
                                                                   ------------  ----------    ------------  ----------
End of year .....................................................  $  5,981,605  $       --    $  5,945,608  $       --
                                                                   ============  ==========    ============  ==========
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year ............................          --            --            --            --
Purchase payments ...............................................          --            --            --            --
Surrenders ......................................................          --            --            --            --
Transfers - interdivision and from VALIC general account ........          --            --            --            --
                                                                   ------------  ----------    ------------  ----------
Total units outstanding, end of year ............................          --            --            --            --
                                                                   ============  ==========    ============  ==========
Units outstanding, by class:
  Standard units ................................................          --            --            --            --
  Enhanced units:
     20 bp reduced ..............................................          --            --            --            --
     40 bp reduced ..............................................          --            --            --            --
                                                                   ------------  ----------    ------------  ----------
Accumulation units end of year ..................................          --            --            --            --
                                                                   ============  ==========    ============  ==========

                                                                         DECEMBER 31,                 DECEMBER 31,
                                                                   ------------------------    ------------------------
                                                                       1998          1997          1998          1997
                                                                   ------------  ----------    ------------  ----------
Accumulation value per unit:
  Standard unit .................................................  $       --    $       --    $       --    $       --
  Enhanced unit:
     20 bp reduced ..............................................          --            --            --            --
     40 bp reduced ..............................................          --            --            --            --






SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
                               SEPARATE ACCOUNT A                            33
===============================================================================





     AMERICAN GENERAL
CONSERVATIVE GROWTH LIFESTYLE               AMERICAN GENERAL CORE BOND                   AMERICAN GENERAL STRATEGIC
     FUND - DIVISION 50                         FUND - DIVISION 58                         BOND FUND - DIVISION 59
---------------------------                 ---------------------------                -----------------------------
   1998              1997                       1998            1997                        1998            1997
-----------        --------                 --------------   ----------                -------------   -------------
$    27,772       $      --                 $       50,247   $       --                $      69,000   $          --
         --              --                             --           --                           --              --
         --              --                         16,291           --                       11,064              --

    800,941              --                         95,397           --                      185,469              --
-----------        --------                 --------------   ----------                -------------   -------------
    828,713              --                        161,935           --                      265,533              --
-----------        --------                 --------------   ----------                -------------   -------------

         --              --                             --           --                           --              --

         --              --                             --           --                           --              --
         --              --                             --           --                           --              --
  5,000,000              --                      5,000,001           --                    4,999,999              --
-----------        --------                 --------------   ----------                -------------   -------------
  5,000,000              --                      5,000,001           --                    4,999,999              --
-----------        --------                 --------------   ----------                -------------   -------------
  5,828,713              --                      5,161,936           --                    5,265,532              --


         --              --                             --           --                           --              --
-----------        --------                 --------------   ----------                -------------   -------------
$ 5,828,713        $     --                 $    5,161,936   $       --                $   5,265,532   $          --
-----------        --------                 --------------   ----------                -------------   -------------

         --              --                             --           --                           --              --
         --              --                             --           --                           --              --
         --              --                             --           --                           --              --
         --              --                             --           --                           --              --
-----------        --------                 --------------   ----------                -------------   -------------
         --              --                             --           --                           --              --
-----------        --------                 --------------   ----------                -------------   -------------

         --              --                             --           --                           --              --

         --              --                             --           --                           --              --
         --              --                             --           --                           --              --
-----------        --------                 --------------   ----------                -------------   -------------
         --              --                             --           --                           --              --
-----------        --------                 --------------   ----------                -------------   -------------

        DECEMBER 31                                 DECEMBER 31                                 DECEMBER 31
---------------------------                 ---------------------------                -----------------------------
   1998              1997                         1998            1997                     1998              1997
-----------        --------                 --------------   ----------                -------------   -------------
$        --        $     --                 $           --   $       --                $          --   $         --

         --              --                             --           --                           --             --
         --              --                             --           --                           --             --

===============================================================================
34                            FINANCIAL STATEMENTS
===============================================================================





STATEMENTS OF CHANGES IN NET ASSETS

                                                                           AMERICAN GENERAL
                                                                           HIGH YIELD BOND              T. ROWE PRICE SMALL-CAP
                                                                          FUND - DIVISION 60           STOCK FUND - DIVISION 51
                                                                      ---------------------------     ---------------------------
                                                                         1998            1997             1998           1997
                                                                      ----------     ------------     ----------     ------------
OPERATIONS:
Net investment income ..............................................  $   92,262     $         --     $       --     $         --
Net realized gain on investments ...................................          --               --             --               --
Capital gains distributions from mutual funds ......................          --               --             --               --
Net unrealized appreciation
   of investments during the year ..................................     189,911               --             --               --
                                                                      ----------     ------------     ----------     ------------
     Increase in net assets resulting from operations ..............     282,173               --             --               --
                                                                      ----------     ------------     ----------     ------------

PRINCIPAL TRANSACTIONS:
Purchase payments ..................................................          --               --            139               --
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ................................          --               --             --               --
Annuity benefit payments ...........................................          --               --             --               --
Amounts transferred interdivision, and from VALIC general account ..   5,000,000               --             --               --
                                                                      ----------     ------------     ----------     ------------
     Increase in net assets
       resulting from principal transactions .......................   5,000,000               --            139               --
                                                                      ----------     ------------     ----------     ------------
TOTAL INCREASE IN NET ASSETS .......................................   5,282,173               --            139               --

NET ASSETS:
Beginning of year ..................................................          --               --             --               --
                                                                      ----------     ------------     ----------     ------------
End of year ........................................................  $5,282,173     $         --     $      139     $         --
                                                                      ----------     ------------     ----------     ------------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year ...............................          --               --             --               --
Purchase payments ..................................................          --               --            122               --
Surrenders .........................................................          --               --             --               --
Transfers -- interdivision and from VALIC general account ..........          --               --             --               --
                                                                      ----------     ------------     ----------     ------------
Total units outstanding, end of year ...............................          --               --            122               --
                                                                      ----------     ------------     ----------     ------------
Units outstanding, by class:
  Standard units ...................................................          --               --            122               --
  Enhanced units:
     20 bp reduced .................................................          --               --             --               --
     40 bp reduced .................................................          --               --             --               --
                                                                      ----------     ------------     ----------     ------------
Accumulation units end of year .....................................          --               --            122               --
                                                                      ----------     ------------     ----------     ------------

                                                                              DECEMBER 31                      DECEMBER 31
                                                                      ---------------------------     ---------------------------
                                                                         1998            1997             1998           1997
                                                                      ----------     ------------     ----------     ------------
Accumulation value per unit:
  Standard unit.....................................................  $       --     $         --     $1.141049      $         --
  Enhanced unit:
     20 bp reduced..................................................          --               --            --                --
     40 bp reduced..................................................          --               --            --                --






SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
                              SEPARATE ACCOUNT A                             35
===============================================================================





NOTE A -- ORGANIZATION

         Separate Account A (the "Separate Account"), established by The Variable Annuity Life Insurance Company ("VALIC") on April 18, 1979, is registered under the Investment Company Act of 1940 as a unit investment trust. The Separate Account is comprised of fifty-five subaccounts or "divisions." Each division, which represents a variable investment vehicle available only through a VALIC annuity contract, invests in one of the following mutual funds:

American General Series Portfolio Company ("AGSPC"):
  AGSPC Stock Index Fund (Divisions 10A, B, C, and D)
  AGSPC MidCap Index Fund (Division 4)
  AGSPC Small Cap Index Fund (Division 14)
  AGSPC International Equities Fund (Division 11)
  AGSPC Growth Fund (Division 15)
  AGSPC Growth & Income Fund (Division 16)
  AGSPC Science & Technology Fund (Division 17)
  AGSPC Social Awareness Fund (Division 12)
  AGSPC Asset Allocation Fund (Division 5)
  AGSPC Capital Conservation Fund (Divisions 1 and 7)
  AGSPC Government Securities Fund (Division 8)
  AGSPC International Government Bond Fund (Division 13)
  AGSPC Money Market Fund (Divisions 2 and 6)

American General Series Portfolio Company 3 ("AGSPC 3"):
  American General International Growth Fund (Division 33)
  American General Large Cap Growth Fund (Division 39)
  American General Mid Cap Growth Fund (Division 37)
  American General Small Cap Growth Fund(Division 35)
  American General International Value Fund (Division 34)
  American General Large Cap Value Fund (Division 40)
  American General Mid Cap Value Fund (Division 38)
  American General Small Cap Value Fund (Division 36)
  American General Socially Responsible Fund (Division 41)
  American General Balanced Fund (Division 42)
  American General High Yield Bond Fund (Division 60)
  American General Strategic Bond Fund (Division 59)
  American General Domestic Bond Fund (Division 43)
  American General Core Bond Fund (Division 58)
  American General Money Market Fund (Division 44)
  American General Growth Lifestyle Fund (Division 48)
  American General Moderate Growth
    Lifestyle Fund (Division 49)
  American General Conservative Growth
    Lifestyle Fund (Division 50)

Dreyfus Variable Investment Fund -
  Small Cap Portfolio (Division 18)

Founders Growth Fund (Division 30)

Neuberger Berman Guardian Trust (Division 29)

Putnam Global Growth Fund (Division 28)
Putnam New Opportunities Fund (Division 26)
Putnam OTC & Emerging Growth Fund (Division 27)

Scudder Growth and Income Fund (Division 21)

Templeton Foreign Fund (Division 32)
Templeton Variable Products Series Fund:
  Templeton Asset Allocation Fund (Division 19)
  Templeton International Fund (Division 20)

American Century - Twentieth Century
  Ultra Fund (Division 31)

Vanguard Long-Term Corporate Fund (Division 22)
Vanguard Long-Term Treasury Fund (Division 23)
Vanguard Wellington Fund (Division 25)
Vanguard Windsor II Fund (Division 24)
Vanguard Lifestrategy Growth Fund (Division 52)
Vanguard Lifestrategy Moderate Growth Fund (Division 53)
Vanguard Lifestrategy Conservative Growth Fund (Division 54)
T. Rowe Price Small-Cap Stock Fund (Division 51)

Divisions 33 through 54 and 58 through 60 became available to contract holders of the Separate Account effective September 22,1998.

NOTE B -- SUMMARY OF SIGNIFICANT
          ACCOUNTING POLICIES

         The assets of the Separate Account are part of VALIC. The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

         USE OF ESTIMATES. The financial statements have been prepared in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosure of contingent assets and liabilities. Ultimate results could differ from these estimates.

         INVESTMENT VALUATION. Investments in mutual funds (the "Funds") are valued at the net asset (market) value per share at the close of each business day as reported by each Fund.

         INVESTMENT TRANSACTIONS. Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the basis of identified cost. Capital gain distributions from mutual funds are recorded on the ex-dividend date and reinvested upon receipt.

         INVESTMENT INCOME. Dividend income from mutual funds is recorded on the ex-dividend date and reinvested upon receipt.

         ANNUITY RESERVES. Net purchase payments made by variable annuity contract owners are accumulated based on the performance of the investments of the Separate Account until the date the contract owners select to commence annuity payments. Reserves for annuities on which benefits are currently payable are provided for based upon estimated mortality and other assumptions, including provisions for the risk of adverse deviation from assumptions, which were appropriate at the time the contracts were issued. The 1983(a) Individual Mortality Table, the Annuity 2000 Mortality Table, and the 1994 Group Annuity Reserve Mortality Table have been used in the computation of annuity reserves for currently payable contracts. Participants are able to elect assumed investment rates between 3.0% and 6.0%, as regulated by the applicable state laws.

         ACCUMULATION UNITS. VALIC offers both standard and enhanced contracts. These contracts may have different Separate Account charges.

===============================================================================
36                       NOTES TO FINANCIAL STATEMENTS
===============================================================================




NOTE C -- TRANSACTIONS WITH AFFILIATES

         VALIC serves as investment advisor ("the Advisor"), transfer agent, and accounting services agent to AGSPC and AGSPC 3. American General Investment Management, LLP, an affiliate of the Advisor, serves as investment sub-advisor to certain AGSPC 3 mutual funds.

         The Separate Account is charged for mortality and expense risks assumed by VALIC and for distribution and administrative services provided by VALIC. The standard charge, based on the daily net assets of each division, is assessed daily based on the following annual rates: for Division 10B, 0.85% on the first $10,000,000, 0.425% on the next $90,000,000, and 0.21% on the excess over $100,000,000; for Divisions 1,2,4 through 8, 10A, 10C and 10D, 11 through 17, 33 through 44, 48 through 50, and 58 through 60, 1.00%; and for Divisions 18 through 32, and 51 through 54, 1.25%. Certain mutual funds reimburse to VALIC a portion of the distribution or administrative costs associated with offering their funds through a VALIC annuity contract. VALIC, in turn reduces the Separate Account charge to that division by the amount of the reimbursement. The expense reduction is credited daily based on the following annual rates: for Divisions 21 through 23, 26 through 30, 32 through 44, 48 through 50, and 58 through 60, 0.25%; for Division 31, 0.24% (effective December 8, 1997, the expense reduction for Division 31 became 0.20% on the first $75,000,000, and 0.25% on the excess over $75,000,000); and for Division 18, 0.15% (commencing July 1, 1997). Separate Account charges may be reduced if contracts are issued to certain types of plans that are expected to result in lower costs to VALIC. Consequently, each division may offer separate "classes" of units of beneficial interest reflecting reductions in separate account charges.

         Pursuant to the reorganization agreement entered into on April 17, 1987, which transferred VALIC Separate Accounts One and Two into Separate Account A Divisions 10A and 10B, respectively, expenses of each division (as defined to include underlying mutual fund expenses) are limited to the following rates based on average daily net assets: Division 10A, 1.4157% on the first $359,065,787, 1.36% on the next $40,934,213, and 1.32% on the excess over
$400,000,000; Division 10B, 0.6966% on the first $25,434,267, 0.5% on the next
$74,565,733, and 0.25% on the excess over $100,000,000. Accordingly, during the years ended December 31, 1998 and 1997, VALIC reduced expenses of Division 10B by $82,027 and $85,996, respectively.

         A portion of the annual contract maintenance charge is assessed on each contract (except those relating to Divisions 10A and 10B) by VALIC on the last day of the calendar quarter in which VALIC receives the first purchase payment, and in quarterly installments thereafter during the accumulation period. Maintenance charges assessed totaled $5,575,601 and $4,510,903 for the years ended December 31, 1998 and 1997, respectively.

         VALIC received surrender charges of $4,581,641 and $2,769,370 for the years ended December 31, 1998 and 1997, respectively. In addition, VALIC received $53,171 and $6,156 for the year ended December 31, 1998, in sales load on variable annuity purchase payments for Divisions 10A and 10B, respectively. VALIC received $63,727 and $7,426 for the year ended December 31, 1997, in sales load on variable annuity purchase payments for Divisions 10A and 10B, respectively.

         VALIC contributed to the Separate Account, $100,000 and $74,900,000 on August 26, 1998 and September 1, 1998, respectively, in order to provide initial funding for the AGSPC 3 mutual funds. Capital surplus amounts reflected in the Statements of Net Assets for Divisions 33 through 44, 48 through 50 and 58 through 60 are not subject to contract holder charges since they do not represent reserves for annuity contracts issued.

NOTE D -- INVESTMENTS

         The cost of fund shares is the same for financial reporting and federal income tax purposes. The following is a summary of fund shares owned as of December 31, 1998:


                                                                                                                      UNREALIZED
                                                                       MARKET                                        APPRECIATION
UNDERLYING FUND                            DIVISION         SHARES      PRICE         MARKET             COST       (DEPRECIATION)
                                           --------         ------      -----         ------             ----       --------------

AGSPC International Equities Fund .........    11          13,079,920   $11.37  $   148,718,766  $   148,478,416  $       240,350
Putnam Global Growth Fund .................    28          13,080,357    12.45      162,850,092      149,345,622       13,504,470
Templeton Foreign Fund ....................    32          26,018,073     8.39      218,291,648      267,772,677      (49,481,029)
Templeton International Fund ..............    20          37,187,918    20.69      769,418,093      672,572,557       96,845,536
AGSPC Science & Technology Fund ...........    17          52,052,496    26.07    1,357,008,368    1,058,583,311      298,425,057
AGSPC Small Cap Index Fund ................    14          14,788,462    15.26      225,671,866      216,780,123        8,891,743
Dreyfus Variable Investment Fund -
  Small Cap Portfolio .....................    18          14,871,620    53.91      801,729,449      709,332,114       92,397,335
Putnam New Opportunities Fund .............    26           7,047,598    58.43      411,790,940      341,359,629       70,431,311
Putnam OTC & Emerging Growth Fund .........    27           8,240,758    17.25      142,153,064      128,583,339       13,569,725
AGSPC Growth Fund .........................    15          53,087,130    22.85    1,213,041,349      867,944,168      345,097,181
AGSPC MidCap Index Fund ...................     4          33,517,770    25.37      850,345,675      593,845,989      256,499,686
American Century - Twentieth Century
  Ultra Fund ..............................    31          10,965,109    33.41      366,344,764      344,297,873       22,046,891
Founders Growth Fund ......................    30          20,206,988    20.41      412,424,559      377,960,267       34,464,292
AGSPC Growth & Income Fund ................    16          14,227,222    20.04      285,113,626      214,814,089       70,299,537
AGSPC Social Awareness Fund ...............    12          19,099,259    22.77      434,890,057      350,790,377       84,099,680
AGSPC Stock Index Fund ....................    10A,B,C,D  106,096,626    37.54    3,982,866,943    2,020,245,208    1,962,621,735
Neuberger Berman Guardian Trust ...........    29           3,796,199    16.16       61,347,128       68,195,002       (6,847,874)
Scudder Growth and Income Fund ............    21           9,416,745    26.31      247,754,620      259,592,520      (11,837,900)
Vanguard Windsor II Fund ..................    24          21,811,605    29.85      651,075,950      634,903,452       16,172,498
Templeton Asset Allocation Fund ...........    19          14,431,830    22.46      324,138,930      290,415,546       33,723,384
AGSPC Asset Allocation Fund ...............     5          16,111,443    14.12      227,493,681      191,458,464       36,035,217

===============================================================================
                              SEPARATE ACCOUNT A                             37
===============================================================================




                                                                                                                      UNREALIZED
                                                                   MARKET                                            APPRECIATION
UNDERLYING FUND                           DIVISION     SHARES       PRICE          MARKET              COST         (DEPRECIATION)
                                          --------     ------       -----          ------              ----         --------------

Vanguard Wellington Fund .................    25     13,852,716     29.35     $   406,576,731   $   416,038,579   $    (9,461,848)
AGSPC International Government
  Bond Fund ..............................    13     13,339,220     12.68         169,141,402       158,031,435        11,109,967
AGSPC Capital Conservation Fund .......... 1 & 7      6,849,612      9.68          66,304,225        65,365,302           938,923
AGSPC Government Securities Fund .........     8     10,966,460     10.35         113,502,848       110,444,717         3,058,131
Vanguard Fixed Income Securities Fund:
  Long-Term Corporate Fund ...............    22      6,441,710      9.29          59,843,445        59,275,925           567,520
  Long-Term Treasury Fund ................    23     10,501,171     11.36         119,293,240       115,581,241         3,711,999
AGSPC Money Market Fund .................. 2 & 6    270,445,756      1.00         270,445,756       270,445,756                --
American General International
  Growth Fund ............................    33        365,269     10.55           3,853,567         3,652,817           200,750
American General Large Cap Growth Fund ...    39        285,293     12.44           3,549,043         2,853,503           695,540
American General Mid Cap Growth Fund .....    37        405,021     13.52           5,475,870         4,050,270         1,425,600
American General Small Cap Growth Fund ...    35        391,362     13.49           5,279,473         3,918,373         1,361,100
American General International
  Value Fund .............................    34        360,507     11.52           4,153,036         3,605,760           547,276
American General Large Cap Value Fund ....    40        290,838     12.47           3,626,750         2,910,224           716,526
American General Mid Cap Value Fund ......    38        405,233     12.27           4,972,209         4,075,640           896,569
American General Small Cap Value Fund ....    36        390,634     11.52           4,500,106         3,914,722           585,384
American General Socially
  Responsible Fund .......................    41        525,342     12.20           6,409,166         5,309,493         1,099,673
American General Balanced Fund ...........    42        505,484     11.61           5,868,671         5,063,135           805,536
American General High Yield Bond Fund ....    60        508,880     10.38           5,282,173         5,092,262           189,911
American General Strategic Bond Fund .....    59        507,766     10.37           5,265,532         5,080,063           185,469
American General Domestic Bond Fund ......    43        128,012     10.23           1,309,568         1,280,876            28,692
American General Core Bond Fund ..........    58        506,569     10.19           5,161,936         5,066,538            95,398
American General Money Market Fund .......    44      5,082,478      1.00           5,082,478         5,082,478                --
American General Growth Lifestyle Fund ...    48        501,813     11.94           5,991,538         5,021,159           970,379
American General Moderate Growth
  Lifestyle Fund .........................    49        502,116     11.85           5,950,028         5,024,332           925,696
American General Conservative Growth
  Lifestyle Fund .........................    50        502,580     11.60           5,829,911         5,028,970           800,941
T. Rowe Price Small-Cap Stock Fund .......    51              7     20.79                 139               139                --
  Total ..................................          853,696,997               $14,587,138,409   $11,178,484,452   $ 3,408,653,957


NOTE E -- FEDERAL INCOME TAXES

         VALIC is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Separate Account in determining its federal income tax liability. Under current federal income tax law, the investment income and capital gains from sales of investments realized by the Separate Account are not taxable. Therefore, no federal income tax provision has been made.

NOTE F -- SECURITY PURCHASES AND SALES

         For the year ended December 31, 1998, the aggregate cost of purchases and proceeds from sales of investments were:

                                                                               PURCHASES               SALES
                                                                             --------------        --------------

         AGSPC International Equities Fund Division 11 ...................    $ 70,340,669          $ 86,195,191
         Putnam Global Growth Fund Division 28 ...........................      84,411,341             2,105,181
         Templeton Foreign Fund Division 32 ..............................      82,320,483             9,313,676
         Templeton International Fund Division 20 ........................     176,311,032           153,728,857
         AGSPC Science & Technology Fund Division 17 .....................     262,237,519           101,549,488
         AGSPC Small Cap Index Fund Division 14 ..........................      56,957,370            35,775,340
         Dreyfus Variable Investment Fund -
               Small Cap Portfolio Division 18 ...........................      63,341,013            64,349,216
         Putnam New Opportunities Fund Division 26 .......................     196,437,438             3,727,492
         Putnam OTC & Emerging Growth Fund Division 27 ...................      43,601,585             7,874,482
         AGSPC Growth Fund Division 15 ...................................     168,030,279            22,896,950
         AGSPC MidCap Index Fund Division 4 ..............................     121,443,834            59,433,835
         American Century - Twentieth Century Ultra Fund Division 31 .....     206,441,197             3,102,142
         Founders Growth Fund Division 30 ................................     203,148,927             4,157,924
         AGSPC Growth & Income Fund Division 16 ..........................      35,712,751            22,023,607

===============================================================================
38                       NOTES TO FINANCIAL STATEMENTS
===============================================================================





                                                                                     PURCHASES                 SALES
                                                                                  --------------          --------------
         AGSPC Social Awareness Fund Division 12 ..............................   $  155,478,764          $    4,747,514
         AGSPC Stock Index Fund:
                  Division 10A ................................................       16,487,825              57,170,007
                  Division 10B ................................................        1,430,916               5,138,856
                  Division 10C ................................................      409,382,612              36,743,609
                  Division 10D ................................................        2,305,198               7,769,904
         Neuberger Berman Guardian Trust Division 29 ..........................       24,369,333               4,106,246
         Scudder Growth and Income Fund Division 21 ...........................      134,037,172               6,545,427
         Vanguard Windsor II Fund Division 24 .................................      380,154,266               5,838,118
         Templeton Asset Allocation Fund Division 19 ..........................       48,497,460              40,983,269
         AGSPC Asset Allocation Fund Division 5 ...............................       37,672,428              10,217,954
         Vanguard Wellington Fund Division 25 .................................      267,401,470               4,016,568
         AGSPC International Government Bond Fund Division 13 .................       63,147,566              81,054,776
         AGSPC Capital Conservation Fund:
                  Division 1 ..................................................          832,531               1,006,283
                  Division 7 ..................................................       16,631,338              12,372,606
         AGSPC Government Securities Fund Division 8 ..........................       54,546,370              32,043,559
         Vanguard Long-Term Corporate Fund Division 22 ........................       42,256,730               2,903,724
         Vanguard Long-Term Treasury Fund Division 23 .........................      102,868,659              11,315,873
         AGSPC Money Market Fund:
                  Division 2 ..................................................        2,987,800               3,330,427
                  Division 6 ..................................................      379,702,464             248,100,695
         American General International Growth Fund Division 33 ...............        3,652,817                      --
         American General Large Cap Growth Fund Division 39 ...................        2,853,503                      --
         American General Mid Cap Growth Fund Division 37 .....................        4,050,270                      --
         American General Small Cap Growth Fund Division 35 ...................        3,918,373                      --
         American General International Value Fund Division 34 ................        3,605,760                      --
         American General Large Cap Value Fund Division 40 ....................        2,910,224                      --
         American General Mid Cap Value Fund Division 38 ......................        4,075,640                      --
         American General Small Cap Value Fund Division 36 ....................        3,914,722                      --
         American General Socially Responsible Fund Division 41 ...............        5,309,493                      --
         American General Balanced Fund Division 42 ...........................        5,063,135                      --
         American General High Yield Bond Fund Division 60 ....................        5,092,262                      --
         American General Strategic Bond Fund Division 59 .....................        5,080,063                      --
         American General Domestic Bond Fund Division 43 ......................        1,280,876                      --
         American General Core Bond Fund Division 58 ..........................        5,066,538                      --
         American General Money Market Fund Division 44 .......................        5,082,478                      --
         American General Growth Lifestyle Fund Division 48 ...................        5,021,159                      --
         American General Moderate Growth Lifestyle Fund Division 49 ..........        5,024,332                      --
         American General Conservative Growth Lifestyle Fund Division 50 ......        5,028,970                      --
                  T. Rowe Price Small-Cap Stock Fund Division 51 ..............              139                      --
                                                                                  --------------          --------------
                  Total .......................................................   $3,986,957,094          $1,151,638,796
                                                                                  ==============          ==============

NOTE G -- YEAR 2000 (UNAUDITED)

         VALIC is in the process of modifying its systems to achieve Year 2000 readiness. This endeavor is directed and managed by VALIC and monitored by the parent company, American General Corporation. VALIC has developed clearly defined and documented plans that have been implemented to minimize the risk of significant negative impact on its operations.

         These plans include the following activities: (1) perform an inventory of VALIC's information technology and non-information technology systems; (2) assess which items in the inventory may expose VALIC to business interruptions due to Year 2000 issues; (3) test systems for Year 2000 readiness; (4) reprogram or replace systems that are not Year 2000 ready; and (5) return the systems to operation.

         In addition, the Separate Account and VALIC have business relationships with various third parties, each of which must also be Year 2000 ready. Therefore, VALIC's plans also include assessing and attempting to mitigate the risks associated with the potential failure of third parties, as well as contingency plans for any identified risks or shortcomings, to achieve Year 2000 readiness. Due to the various stages of the third parties' Year 2000 readiness, VALIC's efforts in this regard will extend through 1999.

         Through December 31, 1998, VALIC has incurred and expensed $26.7 million (pretax) related to Year 2000 readiness, including $20.2 million incurred in 1998.

         As of December 31, 1998, VALIC has completed the inventory, assessment, testing, reprogramming and implementation phases of the plan with respect to its critical systems. VALIC believes its comprehensive plan and resource commitment will allow it to meet its Year 2000 objectives. However, the Year 2000 issue remains complex and the risks, uncertainties, and unforeseen circumstances associated with the Year 2000 issue could have a material adverse impact on VALIC and the Separate Account.

================================================================================
                        REPORT OF INDEPENDENT AUDITORS                       39
================================================================================


TO THE BOARD OF THE VARIABLE ANNUITY LIFE INSURANCE COMPANY AND CONTRACT OWNERS OF THE VARIABLE ANNUITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT A

We have audited the accompanying statements of net assets of The Variable Annuity Life Insurance Company Separate Account A ("the Separate Account") and each of the divisions (1, 2, 4, 5, 6, 7, 8, 10A, 10B, 10C, 10D, 11 through 44 inclusive, 48 through 51 inclusive, and 58 through 60, inclusive) comprising the Separate Account as of December 31, 1998. We have also audited the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended of the Separate Account and each of its divisions except for divisions 33 through 44 inclusive, divisions 48 through 50 inclusive, and divisions 58 through 60, inclusive, for which we have audited the statements of operations and changes in net assets for the period from August 26, 1998 (inception) to December 31, 1998, and for division 51 for which we have audited the statements of operations and changes in net assets for the period from September 22, 1998 (inception) through December 31, 1998. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Separate Account and each of the divisions comprising the Separate Account at December 31, 1998, and the results of their operations and changes in their net assets for each of the periods identified above, in conformity with generally accepted accounting principles.




                                                  ERNST & YOUNG LLP



Houston, Texas
February 15, 1999

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                                       26
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                            --AMERICAN GENERAL LOGO--

                                 PRINTED MATTER
                     PRINTED IN U.S.A.  VA 2620-1 REV 5/99
                        (C)Company Name, Houston, Texas

                    Recycled Paper  --RECYCLED PAPER LOGO--

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                               SEPARATE ACCOUNT A
                       UNITS OF INTEREST UNDER GROUP AND
                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                       INDEPENDENCE PLUS CONTRACT SERIES

      --------------------------------------------------------------------

                      STATEMENT OF ADDITIONAL INFORMATION
      --------------------------------------------------------------------

                                FORM N-4 PART B
                                  MAY 1, 1999

This Statement of Additional Information is not a prospectus but contains information in addition to that set forth in the Prospectus for the Independence Plus Contract Series* dated May 1, 1999 ("Contracts") and should be read in conjunction with the Prospectus. The terms used in this Statement of Additional Information have the same meaning as those set forth in the Prospectus. A Prospectus may be obtained by calling or writing The Variable Life Insurance Company (the "Company") or A.G. Distributors, Inc. (the "Underwriter") at 2929 Allen Parkway, Houston, Texas 77019 or 1-800-44-VALIC. Prospectuses are also available from regional sales offices of the Underwriter or from its registered sales representatives.

---------------

(* The Independence Plus Contract Series is composed of Contract Forms
   UIT-585-96 and UITG-585-96.)

                               TABLE OF CONTENTS

                                                  PAGE
                                                  ----
General Information.............................    3
    Marketing Information.......................    3
    Types of Variable Annuity Contracts.........    5
Federal Tax Matters.............................    5
    General.....................................    5
    Taxes Payable by Participants and
       Annuitants...............................    5
    Section 403(b) Annuities for Employees of
       Certain Tax-Exempt Organizations or
       Public Educational Institutions..........    5
    Section 401 Qualified Pension,
       Profit-Sharing or Annuity Plans..........    6
    Section 408(b) Individual Retirement
       Annuities (other than Roth IRAs).........    7
    Simplified Employee Pension Plans...........    8
    Section 457 Deferred Compensation Plans of
       Public Employers and Tax-Exempt
       Organizations............................    8
    Private Employer Unfunded Deferred
       Compensation Plans.......................    9
    Non-Qualified Contracts.....................    9
    Fund Diversification........................   10
Exchange Privilege..............................   10
    General.....................................   10
    Differences between New and Existing
       Contracts................................   11
    Agents' and Managers' Retirement Plan
       Exchange Offer...........................   13
    Availability of Offer.......................   14
Calculation of Surrender Charge.................   15
    Illustration of Surrender Charge on Total
       Surrender................................   15
    Illustration of Surrender Charge on a 10%
       Partial Surrender Followed by a Full
       Surrender................................   16
Purchase Unit Value.............................   17
    Illustration of Calculation of Purchase Unit
       Value....................................   17
    Illustration of Purchase of Purchase
       Units....................................   17
Performance Calculations........................   18
Money Market Division Yields....................   18
    Calculation of Current Yield for Money
       Market Division Six......................   18
    Illustration of Calculation of Current Yield
       Money Market Division Six................   18
    Calculation of Effective Yield for Money
       Market Division Six......................   18
    Illustration of Calculation of Effective
       Yield for Money Market Division Six......   18
Standardized Yield for Divisions Seven, Eight
  and Thirteen..................................   18

                                                  PAGE
                                                  ----
    Calculation of Standardized Yield for
       Divisions Seven, Eight and Thirteen......   18
    Illustration of Calculation of Standardized
       Yield for Divisions Seven, Eight and
       Thirteen.................................   18
Calculation of Average Annual Total Return......   19
Performance Information.........................   20
    Performance Compared to Market Indices......   20
    Stock Index Division Ten Performance
       Compared to S&P 500 Index................   22
    MidCap Index Division Four Performance
       Compared to S&P Index and S&P MidCap 400
       Index....................................   23
    Small Cap Index Division Fourteen
       Performance Compared to Russell 2000(R)
       Index....................................   24
    International Equities Division Eleven
       Performance Compared to EAFE Index.......   24
    Social Awareness Division Twelve Performance
       Compared to S&P 500 Index................   25
    Asset Allocation Division Five Performance
       Compared to S&P 500 Index, Merrill Lynch
       Corporate and Government Master Index and
       Certificate of Deposit Primary Offering
       by New York City Banks, 30 Day Index.....   26
    Capital Conservation Division Seven
       Performance Compared to Merrill Lynch
       Corporate Master Index...................   27
    Government Securities Division Eight
       Performance Compared to Lehman Brothers
       U.S. Treasury Composite Index............   28
    International Government Bond Division
       Thirteen Performance Compared to Salomon
       Brothers Non U.S. Dollar World Government
       Bond Index...............................   29
    Money Market Division Six Performance
       Compared to Certificate of Deposit
       Primary Offering by New York City Banks,
       30 Day Index.............................   30
Payout Payments.................................   31
    Assumed Investment Rate.....................   31
    Amount of Payout Payments...................   31
    Payout Unit Value...........................   31
    Illustration of Calculation of Payout Unit
       Value....................................   32
    Illustration of Payout Payments.............   32
Distribution of Variable Annuity Contracts......   33
Experts.........................................   33
Comments on Financial Statements................   33

                              GENERAL INFORMATION

     The Company is a stock life insurance company organized under the laws of the State of Texas and is engaged primarily in the offering and issuance of fixed and variable retirement annuity contracts and combinations thereof. The Company also is licensed to write life insurance in all states (other than Connecticut) and the District of Columbia, and annuities in all fifty states and the District of Columbia. The Company is an indirectly wholly owned subsidiary of American General Corporation.

     The Company established Separate Account A (the "Separate Account") on July 25, 1979 in accordance with the Texas Insurance Code. The Separate Account is registered with the U.S. Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940 (the "Act").

     Each Division of the Separate Account (except for AGSPC's International Government Bond Fund, which is a non-diversified Fund) invests in the shares of an open-end, management-type investment company registered under the Act, or a portfolio of a diversified, open-end, management investment company registered under the Act. The Separate Account currently is made up of 53 Divisions, ten of which are available as variable investment options under the Contracts (Divisions Four, Five, Six, Seven, Eight, Ten, Eleven, Twelve, Thirteen and Fourteen), except that Division Eight is currently not available to Non-Qualified Contracts.

MARKETING INFORMATION

     The Company has targeted not-for-profit organizations as the central focus of its marketing efforts for its Contracts. The Company has utilized as its general marketing theme the concept that the Company is "America's Retirement Plan Specialists." Specifically, the Company's marketing thrust is aimed at individuals and groups associated with public and private schools, colleges and universities, not-for-profit health care organizations, state and local governments and other not-for-profit organizations.

     This marketing concept has proven to be successful. In the aggregate, premium deposits with the Company have grown from $37,000 in 1956 to more than $3.7 billion as of December 31, 1998. The number of aggregate participant accounts has increased from 155,000 accounts in 1980 to more than 1,954,190 accounts as of December 31, 1998. The number of employer groups which have purchased Contracts has increased by 178 percent in the past ten years to more than 28,094 as of December 31, 1998. As of December 31, 1998, the Company was ranked in the top 1 percent of all U.S. life insurance companies with regard to asset size. As of December 31, 1998 the Company's assets totaled more than $39 billion.

     The Company's growth can also be reviewed by examining the growth in each market segment that the Company targets.

     As of December 31, 1998, the Company was marketing Contracts in more than 10,218 public and private, primary and secondary schools with more than 494,584 participant accounts for employees in public and private schools nationwide. From December 31, 1988, to December 31, 1998, the cash value of investments in these Contracts has increased by 269 percent while the number of public and private school groups in these Contracts increased 97 percent and the number of participant accounts in those Contracts increased by 111 percent.

     The Company has also increased its marketing efforts to colleges and universities. From December 31, 1988 to December 31, 1998, the number of colleges and universities which allow the Company to market Contracts to their faculty and staff members has increased 166 percent and for the same period the number of participant accounts has increased 131 percent. For the same time period cash values for participants have increased 306 percent. As of December 31, 1998, nearly 33 percent of United States colleges and universities allow the Company to market Contracts to their faculty and staff members.

     The Company has utilized as the central focus in its marketing to college and university faculty and staff members the theme that the Company is the "Alternative of Choice."

     The Company has also had growth in the health care segment of the not-for-profit organization market. From December 31, 1988 to December 31, 1998 Contract cash values have increased 802 percent. During the same period the number of health care groups that have purchased these Contracts increased 274 percent and the number of participant accounts increased 727 percent.

     The Company has also experienced growth in contracts sold to state and local governmental groups. From December 31, 1988 to December 31, 1998, Contract cash values for participants in these groups have increased 310 percent. For the same period the number of participant accounts for individuals in these groups in these Contracts increased 229 percent and the number of employer groups has increased 303 percent.

     Additionally, several states have enacted, as an alternative to state administered defined benefit retirement programs, Optional Retirement Plans
(ORPs). A state that sponsors an ORP will select the carriers which will be allowed to participate in the ORP. The Company has been selected as one of the carriers permitted to market Contracts to state employees who elect to participate in the ORP in 28 of the 31 states that sponsor ORPs as an alternative to a state defined, benefit plan and offers multiple carriers, as of December 31, 1998. From December 31, 1993 to December 31, 1998 in these ORPs the number of participant accounts increased 81 percent and cash values increased 153 percent to nearly $2.7 billion. In addition, during this time period annual ORP premiums more than doubled.

     The Company, in its marketing efforts to each of the market segments, may from time to time design sales literature and material specifically for that market segment, e.g., the health care segment of the not-for-profit organization market. This sales literature and material may also be specific to a certain group. For example, sales literature and material may be designed for a specific hospital. The sales literature and material would address specifically the group's contract and retirement plan.

     From time to time the Company may refer to the diversifying process of asset allocation based on the Modern Portfolio Theory developed by Nobel Prize winning economist Harry Markowitz. The basic assumptions of Modern Portfolio Theory are the selection of individual investments has little impact on portfolio performance, market timing strategies seldom work, markets are efficient, and portfolio selection should be made among asset classes. Modern Portfolio Theory allows an investor to determine an efficient portfolio selection that will provide a higher return with the same risk or the same return with lower risk.

     When presenting the asset allocation process the Company may outline the process of personal and investment risk analysis including determining individual risk tolerances and a discussion of the different types of investment risk. The Company may classify investors into five categories based on their risk tolerance and will quote various industry experts on which types of investments are best suited to each of the five risk categories. The industry experts quoted may include Ibbotson Associates, CDA Investment Technologies, Lipper Analytical Services, The Variable Annuity Research and Data Services ("VARDS") Report, Wilson Associates, Morningstar, Inc. and any other expert which has been deemed by the Company to be appropriate. The Company may also provide a historical overview of the performance of a variety of investment market indexes, the performance of these indexes over time, and the performance of different asset categories, such as stocks, bonds, cash equivalents, etc. The Company may also discuss investment volatility (standard deviation) including the range of returns for different asset categories and classes over different time horizons, and the correlation between the returns of different asset categories and classes. The Company may also discuss the basis of portfolio optimization including the required inputs and the construction of efficient portfolios using sophisticated computer-based techniques. Finally, the Company may describe various investment strategies and methods of implementation such as the use of index funds versus actively managed funds, the use of dollar cost averaging techniques, the tax status of contributions, and the periodic rebalancing of diversified portfolios.

     The Company may, from time to time, refer to Bankers Trust Company as subadviser to American General Series Portfolio Company ("AGSPC") Stock Index Fund (underlying Division 10).

     Bankers Trust Company, subadviser to Divisions 4, 10, and 14, is a wholly owned subsidiary of Bankers Trust Corporation. On November 30, 1998, Bankers Trust Corporation entered into an Agreement and Plan of Merger with Deutsche Bank AG under which Bankers Trust Corporation and all of its subsidiaries would merge with and into a subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including retail and commercial banking, investment banking and insurance. The merger is contingent upon various regulatory approvals. On April 20, 1999, the AGSPC Fund's Board of Directors approved a new investment sub-advisory agreement with Bankers Trust Company, subject to shareholder approval. If the merger is approved and completed, Deutsche Bank

AG, as the Sub-Adviser's new parent company, will control the operations of the Sub-Adviser. Bankers Trust believes that, under this new arrangement, the services provided to the Fund will be maintained at their current level.

     On March 11, 1999, Bankers Trust announced that it had reached an agreement with the United States Attorney's Office in the Southern District of New York to resolve an investigation concerning inappropriate transfers of unclaimed funds and related recordkeeping problems that occurred between 1994 and early 1996. Pursuant to its agreement with the U.S. Attorney's Office, Bankers Trust pleaded guilty to misstating entries in the bank's books and records and agreed to pay a $60 million fine to federal authorities. Separately, Bankers Trust agreed to pay a $3.5 million fine to the State of New York. The events leading up to the guilty pleas did not arise out of the investment advisory or mutual fund management activities of Bankers Trust or its affiliates.

     As a result of the plea, absent an order from the SEC, Bankers Trust would not be able to continue to provide investment advisory services to the Fund. The SEC has granted a temporary order to permit Bankers Trust and its affiliates to continue to provide investment advisory services to registered investment companies. There is no assurance that the SEC will grant a permanent order.

TYPES OF VARIABLE ANNUITY
CONTRACTS

     Flexible payment deferred annuity Contracts are offered in connection with the Prospectus to which this Statement of Additional Information relates.

     Under flexible payment deferred annuity Contracts, Purchase Payments generally are made until retirement age is reached. However, no Purchase Payments are required to be made after the first Payment. Purchase Payments are subject to any minimum payment requirements under the Contract.

     The Contracts are non-participating and will not share in any of the profits of the Company.

FEDERAL TAX MATTERS

GENERAL

     Major changes in federal income tax laws in the past several years may affect the tax treatment of investments in the Contracts. It is not feasible to comment on all of these changes, and Contract owners should consult a qualified tax advisor for more complete information. Contract owners should also be aware that future legislation may change some of the rules discussed in the following materials.

TAXES PAYABLE BY PARTICIPANTS
AND ANNUITANTS

     The Contracts offered in connection with this prospectus are primarily used with retirement programs which receive favorable tax deferred treatment under federal income tax law, although deferred annuity contracts may be purchased with after tax dollars.

     Annuity payments or other amounts received under all Contracts generally are subject to some form of federal income tax withholding. The withholding requirement will vary among recipients depending on the type of program, the tax status of the individual and the type of payments from which taxes are withheld. Additionally, annuity payments or other amounts received under all Contracts may be subject to state income tax withholding requirements.

SECTION 403(B) ANNUITIES FOR EMPLOYEES OF CERTAIN TAX-EXEMPT ORGANIZATIONS OR PUBLIC EDUCATIONAL INSTITUTIONS

     Purchase Payments. Under section 403(b) of the Code, payments made by certain employers (i.e., tax-exempt organizations meeting the requirements of section 501(c)(3) of the Code and public educational institutions) to purchase annuity Contracts for their employees are excludable from the gross income of employees to the extent that the aggregate Purchase Payments do not exceed the limitations prescribed by section 402(g), section 403(b)(2) and section 415 of the Code. This gross income exclusion applies to employer contributions and voluntary salary reduction contributions.

     An individual's voluntary salary reduction contributions under section 403(b) are generally limited to $10,000 ($9,500 before 1998); additional catch-up contributions are permitted under certain circumstances. Combined employer and salary reduction contributions are generally limited to the smallest of: $30,000; approximately 25 percent of salary; or, an exclusion allowance which takes into account a number of factors. In addition, for plan years beginning after December 31, 1988, employer contributions must comply with various nondiscrimination rules; these rules may have the effect of further limiting the rate of employer contributions for highly compensated employees.

     Taxation of Distributions. Distributions of voluntary salary reduction amounts are restricted. The restrictions apply to amounts accumulated after December 31, 1988 (including voluntary contributions after that date and earnings on prior and current voluntary contributions). These restrictions require that no distributions will be permitted prior to one of the following events: (1) attainment of age 59 1/2, (2) separation from service, (3) death,
(4) disability, or (5) hardship (hardship distributions will be limited to the amount of salary reduction contributions exclusive of earnings thereon). Similar restrictions will apply to all amounts transferred from a Section 403(b)(7) custodial account other than rollover contributions.

     Distributions from a section 403(b) annuity Contract are taxed as ordinary income to the recipient in accordance with section 72 of the Code. Distributions received before the recipient attains age 59 1/2 generally are subject to a 10% penalty tax in addition to regular income tax. Certain distributions are excepted from this penalty tax, including distributions following (1) death, (2) disability, (3) separation from service during or after the year the participant reaches age 55, (4) separation from service at any age if the distribution is in the form of substantially equal periodic payments over the life (or life expectancy) of the Participant (or the Participant and Beneficiary), and (5) distributions for medical expenses, to the extent deductible.

     Required Distributions. Generally, distributions from section 403(b) annuities must commence no later than April 1 of the calendar year following the later of the calendar year in which the Participant attains age 70 1/2 or the calendar year in which the Participant retires. Such distributions must be made over a period that does not exceed the life expectancy of the Participant (or joint life expectancy of the Participant and Beneficiary). Following the death of the Participant, the distribution requirements are generally the same as those described with respect to Non-Qualified Contracts. However, amounts accumulated under a Contract on December 31, 1986, are not subject to these minimum distribution requirements. Pre-January 1, 1987 amounts may be paid in a manner that meets the above rule or (i) must begin to be paid when the Participant attains age 75; and (ii) the present value of payments expected to be made over the life of the Participant under the option chosen must exceed 50% of the present value of all payments expected to be made (the "50% rule"). The 50% rule will not apply to a joint Annuitant if a Participant's spouse is the joint Annuitant. Notwithstanding these rules for pre-January 1, 1987 amounts held under 403(b) Contracts, the entire Contract balance must meet the minimum distribution incidental benefit requirement of Section 403(b)(10). A penalty tax of 50% will be imposed on the amount by which the minimum required distribution in any year exceeds the amount actually distributed in that year.

     Tax-Free Transfers and Rollovers. The IRS has ruled (Revenue Ruling 90-24) that total or partial amounts may be transferred tax-free between section 403(b) annuity contracts and/or 403(b)(7) custodial accounts under certain circumstances. In addition, section 403(b)(8) of the Code permits tax-free rollovers from section 403(b) programs to IRAs or other section 403(b) programs under certain circumstances. Such a rollover must be completed within 60 days of receipt of the distribution. The portion of any distribution which is eligible to be rolled over to an IRA or another 403(b) program is subject to 20% federal income tax withholding unless the Participant elects a direct rollover of such distribution to an IRA or other section 403(b) program.

SECTION 401 QUALIFIED PENSION, PROFIT-SHARING
OR ANNUITY PLANS

     Purchase Payments. Purchase Payments made by an employer (or a self-employed individual) under a pension, profit-sharing or annuity plan qualified under section 401(a) or section 403(a) of the Code are excluded from the gross income of the employee for Federal income tax purposes. Payments made by an employee generally are made on an after-tax basis unless they are made on a pre-tax basis by reason of sections 401(k) or 414(h) of the Code.

     Taxation of Distributions. Distributions from Contracts purchased under qualified plans are taxa-ble as ordinary income, except to the extent allocable to an employee's after-tax contributions (which constitute "investment in the Contract.") However, if an employee or the Beneficiary receives a lump sum distribution, as defined in the Code, from an exempt employees' trust, the taxable portion of the distribution may be subject to special tax treatment. For most individuals receiving lump sum distributions after attainment of age 59 1/2, the rate of tax may be determined under a special 5-year income averaging provision; however, 5-year forward averaging has been repealed for distributions occurring after December 31, 1999. Those who attained age 50 by January 1, 1986 may instead elect to use a 10-year income averaging provision based on the income tax rates in effect for 1986. In addition, individuals who attained age 50 by January 1, 1986 may elect capital gains treatment (at a 20% rate) for the taxable portion of a lump sum distribution attributable to years of service before 1974; such capital gains treatment has otherwise been repealed. Taxable distributions received under a Contract purchased under a qualified plan prior to attainment of age 59 1/2 are subject to the same 10% penalty tax (and the same exceptions) as described with respect to section 403(b) annuity Contracts.

     Required Distributions. The minimum distribution requirements for qualified plans are generally the same as described with respect to section 403(b) annuity Contracts, except that no amounts are exempted from the minimum distribution requirements.

     Tax-Free Rollovers. The taxable portion of certain distributions from a plan qualified under section 401 or 403(a) may be transferred in a tax-free rollover to an individual retirement account or annuity or to another such plan. Such a rollover must be completed within 60 days of receipt of the qualifying distribution. The portion of any distribution which is eligible to be rolled over to an IRA or another section 401(a) or 403(a) plan is subject to 20% federal income tax withholding unless the Participant elects a direct rollover of such distribution to an IRA or other section 401(a) or 403(a) plan.

SECTION 408(B) INDIVIDUAL RETIREMENT ANNUITIES
(OTHER THAN ROTH IRAS)

     408(b) Individual Retirement Annuities ("408(b) IRAs"). Annual tax-deductible contributions for 408(b) IRA Contracts are limited to the lesser of $2,000 or 100% of compensation, and generally may be made only by individuals who:

(i) are not active participants in another retirement plan, and are not married;

(ii) are not active participants in another retirement plan, are married, but either (a) the spouse is not an active participant in another retirement plan, or (b) the spouse is an active participant, but the couple's adjusted gross income does not exceed $150,000;

(iii) are active participants in another retirement plan, are unmarried, and have adjusted gross income of $31,000 or less ($30,000 for 1998, $25,000 or less prior to 1998; adjusted upward for inflation after 1998); or

(iv) are active participants in another retirement plan, are married, and have adjusted gross income of $51,000 or less ($50,000 for 1998, $40,000 or less prior to 1998; adjusted upward for inflation after 1998).

     Active participants in other retirement plans whose adjusted gross income exceeds the limits in (ii), (iii) or (iv) by less than $10,000 are entitled to make deductible 408(b) IRA contributions in proportionately reduced amounts. If a 408(b) IRA is established for a nonworking spouse who has no compensation, the annual tax-deductible Purchase Payments for both spouses' Contracts cannot exceed the lesser of $4,000 or 100% of the working spouse's earned income, and no more than $2,000 may be contributed to either spouse's IRA for any year.

     You may be eligible to make nondeductible IRA contributions of an amount equal to the excess of:

(i) the lesser of $2,000 ($4,000 for you and your spouse's IRA) or 100% of compensation, over

(ii)   your applicable IRA deduction limit.

     You may also make unlimited contributions of eligible rollover amounts from other qualified plans and contracts. See Tax-Free Rollovers, Transfers and Exchanges.

     Taxation of Distributions. Distributions from IRA Contracts are taxed as ordinary income to the recipient. In addition, a 10% penalty tax will be imposed on taxable distributions received before the year in which the recipient attains age 59 1/2, except that distributions made on account of certain events, including death, disability or in the form of substantially equal periodic payments over the life (or life expectancy) of the Participant (or the Participant and Beneficiary), or for certain medical, higher education or first-time homeowner expenses, or health care premiums are not subject to the penalty tax.

     Required Distributions. The minimum distribution requirements for IRA Contracts are generally the same as described with respect to Section 403(b) annuity Contracts, except that no amounts are exempted from the minimum distribution requirements and in all events such distributions must commence no later than April 1 of the calendar year following the calendar year in which the Participant attains age 70 1/2.

     Tax-Free Rollovers. Federal law permits funds to be transferred in a tax-free rollover from a qualified employer pension, profit-sharing, or annuity plan, or a Section 403(b) annuity Contract, to an IRA Contract under certain conditions. Amounts accumulated under such a rollover IRA generally may subsequently be rolled over on a tax-free basis to another such plan or Section 403(b) annuity Contract. In addition, a tax-free rollover may be made from one IRA to another, provided that not more than one such rollover may be made during any twelve-month period. In order to qualify for tax-free treatment, all rollovers must be completed within 60 days after the distribution is received.

SIMPLIFIED EMPLOYEE PENSION PLANS

     Purchase Payments. Under section 408(k) of the Code, employers may establish a type of IRA plan referred to as a simplified employee pension plan
(SEP). Employer contributions under a SEP, which generally must be made at a rate representing a uniform percent of the compensation of participating employees, are excluded from the gross income of employees for federal income tax purposes. Employer contributions to a SEP cannot exceed the lesser of $30,000 or 15% of an employee's compensation for plan years beginning after December 31, 1993.

     Salary Reduction SEPs. Federal tax law allows employees of certain small employers to have contributions made to the SEP on their behalf on a salary reduction basis. These salary reduction contributions may not exceed $10,000 ($9,500 prior to 1998), indexed for inflation in later years. Employees of tax-exempt organizations are not eligible for this type of SEP. No new salary reduction SEPs may be established after 1996.

     Taxation of Distributions. SEP distributions are subject to taxation in the same manner as other IRA distributions.

     Required Distributions. SEP distributions are subject to the same minimum required distribution rules applicable to other IRAs.

     Tax-Free Rollovers. Funds may be rolled over tax-free from one SEP to another as long as the rollover is completed within 60 days after the distribution is received and is done no more frequently than once every twelve months.

SECTION 457 DEFERRED COMPENSATION PLANS OF
PUBLIC EMPLOYERS AND TAX-EXEMPT
ORGANIZATIONS

     Purchase Payments. Under section 457 of the Code, individuals who perform services for a unit of a state or local government may participate in a deferred compensation program. Tax-exempt employers may establish deferred compensation plans under section 457 only for a select group of management or highly compensated employees and/or independent contractors.

     This type of program allows individuals to defer the receipt of compensation which would otherwise be presently payable and to therefore defer the payment of federal income taxes on the amounts. Assuming that the program meets the requirements to be considered an eligible deferred compensation plan (an "EDCP"), an individual may contribute (and thereby defer from current income for tax purposes) the lesser of $8,000 (indexed for inflation) or 33 1/3% of the individual's includible compensation. Includible compensation means compensation from the employer which is currently includible in gross income for federal tax purposes. During the last three years before an individual attains normal retirement age, additional catch-up deferrals are permitted.

     The amounts which are deferred may be used by the employer to purchase the Contracts offered by this prospectus. For plans maintained by a unit of a state or local government, the Contract is generally held for the exclusive benefit of plan participants, although certain Contracts were subject to the claims of the employer's creditors until January 1, 1999. The employee has no present rights or vested interest in the Contract and is only entitled to payment in accordance with the EDCP provisions.

     Taxation of Distributions. Amounts received by an individual from an EDCP are includible in gross income for the taxable year in which such amounts are paid or otherwise made available.

     Distributions Before Separation from Service. Distributions generally are not permitted under an EDCP prior to separation from service except for unforeseeable emergencies or in amounts under $5,000 for certain inactive Participants. These distributions are includible in the gross income of the individual in the year in which paid.

     Required Distributions. Beginning January 1, 1989, the minimum distribution requirements for EDCP's are generally the same as those for qualified plans and section 403(b) annuity Contracts, except that no amounts are exempted from minimum distribution requirements.

     Tax-Free Transfers and Rollovers. Federal income tax law permits the tax-free transfer of EDCP amounts to another EDCP, but not to an IRA or other type of plan.

PRIVATE EMPLOYER UNFUNDED DEFERRED
COMPENSATION PLANS

     Purchase Payments. Private taxable employers may establish unfunded and non-qualified deferred compensation plans for a select group of management or highly compensated employees and/or for independent contractors.

     Certain arrangements of nonprofit employers entered into prior to August 16, 1986 and not subsequently modified, are subject to the rules for private taxable employer deferred compensation plans discussed below.

     Deferred compensation plans represent a bare contractual promise on the part of the employer to pay current wages at some future time. The Contract is owned by the employer and is subject to the claims of the employer's creditors. The individual has no present right or vested interest in the Contract and is only entitled to payment in accordance with plan provisions. Private taxable employers that are not natural persons, however, are currently taxable on any increase in the Accumulation Value attributable to Purchase Payments made to such Contracts after February 28, 1986.

     Taxation of Distributions. Amounts received by an individual from a private employer deferred compensation plan are includible in gross income for the taxable year in which such amounts are paid or otherwise made available.

     Tax-Free Transfers and Rollovers. Federal income tax law does not allow tax-free transfers or rollovers for amounts accumulated in a private employer deferred compensation plan.

NON-QUALIFIED CONTRACTS

     Purchase Payments. Purchase Payments made under certain Contracts are not excludible from the gross income of the Contract Owner or deductible for tax purposes ("Non-Qualified Contracts"). However, any increase in the Accumulation Value of a Non-Qualified Contract resulting from the investment performance of the Separate Account is not taxable to the Contract Owner until received by him. Contract Owners that are not natural persons, however, are currently taxable on any increase in the Accumulation Value attributable to Purchase Payments made to such Contracts after February 28, 1986.

     Taxation of Distributions. In general, partial redemptions under a Non-Qualified Contract purchased after August 13, 1982 (or allocated to post-August 13, 1982 Purchase Payments under a pre-existing Contract) that are not received as an annuity are taxed as ordinary income to the extent of the accumulated income or gain under the Contract. Partial redemptions from a Non-Qualified Contract purchased before August 14, 1982, are taxed only after the Contract Owner has received all of his pre-August 14, 1982 "investment in the Contract" (Purchase Payments less any amounts previously received and excluded from gross income.)

     In the case of a complete redemption of a Non-Qualified Contract (regardless of the date of purchase), the amount received will be taxed as ordinary income to the extent that it exceeds the Contract Owner's investment in the Contract.

     If a Contract Owner purchases two or more Contracts from the Company (or an affiliated company) within the same calendar year, after October 21, 1988 those Contracts are treated as a single Contract for purposes of measuring the income on a partial redemption or complete surrender.

     When payments are received as an annuity, the Contract Owner's investment in the Contract is treated as received ratably over the expected payment period of the annuity and excluded from gross income as a tax-free return of capital. Individuals who start receiving annuity payments on or after January 1, 1987, can exclude from income only their unrecovered investment in the Contract. Where such individuals die before they have recovered their entire investment in the Contract on a tax-free basis, they generally are entitled to a deduction of the unrecovered amount on their final tax return.

     In addition to regular income taxes, there is a 10% penalty tax on the taxable portion of a distribution received before age 59 1/2 under a Non-Qualified Contract, unless the distribution is: (1) made to a Beneficiary on or after death of the Contract Owner; (2) made upon the disability of the Contract Owner; (3) part of a series of substantially equal annuity payments for the life or life expectancy of the Contract Owner or the Contract Owner and Beneficiary; (4) made under an immediate annuity contract; or (5) allocable to Purchase Payments made prior to August 14, 1982.

     Required Distributions. In contrast with the required distribution rules described above for Contracts purchased under employer-sponsored retirement programs, the Code does not require a Contract Owner under a Non-Qualified Contract to commence receiving distributions at any particular time during the Contract Owner's lifetime provided that the Contract Owner is a natural person, and generally does not limit the duration of annuity payments. However, upon the death of the Contract Owner prior to the commencement of annuity payments, the amount accumulated under the Contract must be distributed within five years or, if distributions to a beneficiary designated under the Contract start within one year of the Contract Owner's death, distributions are permitted over the life of the beneficiary or over a period not extending beyond the beneficiary's life expectancy. If the Contract Owner has started receiving annuity distributions prior to his death, distributions must continue at least as rapidly as under the method in effect at the date of his death.

     Tax-Free Exchanges. Certain of the Non-Qualified single payment deferred annuity contracts permit the Contract Owner to exchange his contract for a new deferred annuity contract prior to the commencement of annuity payments. Under section 1035 of the Code, the exchange of one annuity contract for another is not a taxable transaction, but is reportable to the IRS.

FUND DIVERSIFICATION

     Separate Account investments must be adequately diversified in order for the increase in the value of Non-Qualified Contracts to receive tax-deferred treatment. In order to be adequately diversified, each portfolio of the Fund must, as of the end of each calendar quarter or within 30 days thereafter, have no more than 55% of its assets invested in any one investment, 70% in any two investments, 80% in any three investments and 90% in any four investments. Failure of a Fund portfolio to meet the diversification requirements could result in tax liability to Non-Qualified Contract Owners.

     Each of the portfolios of the Fund expects to meet the diversification requirements above and assure tax deferred treatment for holders of any Non-Qualified Contracts.

     The investment opportunities of the Fund could conceivably be limited by adhering to the above diversification requirements. This would affect all Contract Owners, including those owners of Qualified Contracts for whom diversification is not a requirement for tax-deferred treatment.

                               EXCHANGE PRIVILEGE

GENERAL

     We are making an exchange offer to annuitants and contract owners under certain of our outstanding fixed annuity contracts (including both "Fixed Contracts" (i.e., 1FA-582 and 6FA-582) and "Compounder Contracts") or under certain outstanding variable annuity contracts formerly issued through the Company's Separate Account One ("SA-1 Contracts"), Separate Account Two ("SA-2 Contracts"), and certain variable annuity contracts currently issued through Separate Account A ("UIT-981 Contracts"). The exchange will be available only as to contracts under which we have not yet started making payout payments. Eligible annuitants and contract owners may exchange their current Fixed, Compounder SA-1, SA-2, and/or UIT-981 Contracts ("Existing Contracts") for one of the new variable annuity Contracts ("New Contracts") of the type described herein.

     The New Contract will have the same accumulation value as the exchanged Existing Contract and, in addition, will have certain new features which may prove advantageous. Annuitants under New Contracts may choose up to seven of the ten available investment options, including two fixed accumulation options, whereas fewer options are available under the Existing Contracts. Also, the New Contracts have a surrender charge rather than the front end sales load imposed under the SA-1, SA-2 and Compounder Contracts. Fees and charges under the New Contracts are different from those under Existing Contracts, and in some cases may be higher, and the guaranteed annuity rates may be less favorable. Differences between New and Existing Contracts are described more fully below.

DIFFERENCES BETWEEN NEW AND
EXISTING CONTRACTS

     If you currently have a Fixed or a Compounder Contract, you should refer to the form of contract (or certificate thereunder) for its terms and conditions. You should refer to the most recently dated prospectus for a complete description of your variable annuity contract's terms and conditions. That prospectus is incorporated herein by reference, and you may obtain an additional copy free of charge by contacting our nearest Regional Office. (The addresses for these offices appear on the inside back cover of the prospectus.) The most important differences between Existing Contracts and New Contracts are discussed below.

     SALES CHARGES. Under the SA-1, SA-2 and Compounder Contracts, a sales and administrative charge is deducted from each purchase payment. This charge ranges from 5% on the first $5,000 of purchase payments to 3% of purchase payments in excess of $15,000.

     Under the Fixed and UIT-981 Contracts, no sales charge is deducted at the time a purchase payment is made, but a surrender charge may be imposed on total or partial surrenders. The surrender charge under UIT-981 Contracts is equal to 5% of any purchase payments withdrawn within three years of the date such purchase payments were made. The surrender charge under the Fixed Contracts is equal to the lesser of 7% of purchase payments withdrawn within five years of the date such purchase payments were made or the amount withdrawn. For these purposes, the most recent purchase payments are deemed to be withdrawn first. A partial surrender of up to 10% of the account value may be made once in a Participant Year without any surrender charge being imposed. No surrender charge is imposed if an account under a Fixed Contract has been in effect for fifteen years. If an individual type Existing Contract is exchanged for a group type New Contract, different state nonforfeiture law provisions may be applicable, which could result in a lesser amount being payable on surrender than otherwise would be the case.

     The New Contracts also impose a charge upon total or partial surrenders and do not deduct a sales charge at the time a Purchase Payment is made. The surrender charge under the New Contracts may not exceed 5% of any Purchase Payments which are withdrawn within five years of the date such Purchase Payments were made. The most recent Purchase Payments are deemed to be withdrawn first. Furthermore, a partial surrender of up to 10% of the Account Value may be made once in a Participant Year free of any surrender charge which would otherwise apply. The Company may decrease the surrender charge applicable to a particular New Contract if it estimates that its expenses will be lower for that Contract. No surrender charge is imposed: (a) if an account has been in effect for fifteen years, (b) if the employee has maintained the account for a period of five years and has attained the age of 59 1/2, or (c) the Participant is disabled. For purposes of satisfying these fifteen-year and seven-year holding period requirements, the New Contract or certificate thereunder will be deemed to have been issued on the same date as the Existing Contract or certificate thereunder, but no earlier than January 1, 1982.

     A sales charge has already been paid on purchase payments made in the past under SA-1, SA-2 and Compounder Contracts. Therefore, if a SA-1, SA-2 or Compounder Contract is exchanged for a New Contract, the surrender charge under the New Contract will not apply to the amount of Account Value applied to the New Contracts (the "Exchanged Amount.") Purchase payments made subsequent to the exchange, however, will be subject to the surrender charge under the New Contracts. In the case of a partial surrender, all such subsequent purchase payments will be deemed to be withdrawn before any of the Exchanged Amount is deemed to be withdrawn. No exchange pursuant to this offer will be allowed within 120 days of a transfer of fixed accumulations under an SA-1 or SA-2 contract to the variable portion of such contract.

     If a UIT-981 or Fixed Contract is exchanged for a New Contract, the surrender charge under the UIT-981 or Fixed Contract will not apply to the exchanged amount. However, in the case of a total or partial surrender, Purchase Payments under the UIT-981 Contract or under the Fixed Contract, which were exchanged for a New Contract and which were made within three years before the date of the exchange in the case of the UIT-981 Contract or within five years before the date of the exchange in the case of the Fixed Contract (Exchanged Purchase Payments) will be subject to a surrender charge under the New Contract if withdrawn within five years of the date the Exchanged Purchase Payments were made. Exchanged Purchase Payments will be deemed to have been made under the New Contract on the date they were made to the Fixed or the UIT-981 Contract for purposes of calculating the surrender charge under the New Contracts. A 2% additional surrender charge will be imposed on Exchanged Purchase Payments which were made under a Fixed Contract within the preceding five years, which were not previously subject to any surrender charge, and which are withdrawn within one year after a Fixed Contract is exchanged for a New Contract. For purposes of this 2% charge, such Exchanged Purchase Payments will be deemed to be withdrawn first.

     ADMINISTRATIVE AND RISK CHARGES. Under the SA-1, SA-2 and Compounder Contracts, a charge of a percentage of each purchase payment is made for administrative expenses. For Compounder Contracts and most SA-1 and SA-2 Contracts, the charge is 1.25%. For SA-1 and SA-2 Contracts, the charges are included in the sales charges (see discussion above). An additional daily charge (at an annual rate of 1% of total net assets attributable to a SA-1 Contract and ranging from .21% to .85% of total net assets attributable to a SA-2 Contract) is made for mortality and expense risks assumed by the Company. The total of these expense charges and certain other charges imposed against SA-1 and SA-2 Contracts is limited to a maximum of the rate imposed on SA-1 and SA-2 Contracts which was charged on April 1, 1987. (See prospectus for SA-1 and SA-2 Contracts, dated April 20, 1987.)

     Under UIT-981 Contracts, a $30 annual charge is assessed once a year to cover administrative expenses. The charge may, with prior regulatory approval if required, be increased or decreased. In addition, a daily charge is made at an annual rate of 1% of the net asset value allocable to the UIT-981 Contracts to cover administrative expenses (other than those covered by the annual charge) and the mortality risk assumed by us.

     There are no administrative and risk charges under the Fixed Contracts.

     Under the New Contracts, an account maintenance free of $20 is assessed for the first Participant Year and an annual fee of $15 is assessed for the second and later years during the Purchase Period. The fee is due in quarterly installments. The fee may, with prior regulatory approval, if necessary, be increased or decreased and may be reduced or waived on particular New Contracts if the Company's administrative expenses are expected to be lower for that contract.

     If a UIT-981 Contract is exchanged for a New Contract on or after the annual fee is assessed, the account maintenance fee will not be refunded. In addition, the New Contract will be subject to the account maintenance fee under the New Contract.

     VARIABLE INVESTMENT ALTERNATIVES. Under SA-1 and SA-2 Contracts, only one division of Separate Account A is available, which invests in a portfolio of the American General Series Portfolio Company ("AGSPC"). This portfolio is managed by us for advisory fees at annual rates ranging from .35% to .75% of the portfolio's average monthly net assets. Under a "grandfathering" arrangement, the total advisory fees and certain other charges imposed against SA-1 and SA-2 Contracts are limited to a maximum of the rate charged on April 1, 1987.

     Under UIT-981 Contracts, five divisions of Separate Account A are available, each investing in shares of a different underlying mutual fund of AGSPC. The five mutual funds are managed by us for advisory fees at annual AGSPC rates ranging from .32% to .75% of each respective portfolio's average daily net assets.

     Under the New Contracts, ten divisions of Separate Account A are available, each investing in a different investment portfolio of AGSPC. The investment portfolios are managed by us for advisory fees at annual rates ranging from .35% to .75% of each portfolio's average monthly net assets. In addition, two Fixed Account Options are available.

     Payout Payments under SA-1, SA-2 and UIT-981 Contracts and the New Contracts may be made on a fixed or variable basis, or a combination of both. During the period following commencement of Payout Payments (the "Payout Period") SA-1 and SA-2 Contracts make no provision for transfers from a separate account to provide a Fixed

Payout Option. The option, subject to certain conditions, is available under the New Contracts as well as under UIT-981 Contracts.

     PAYOUT OPTIONS. One option under the New Contracts provides for Payout Payments to be made for a selected number of years between 3 and 30 on a fixed basis only. Under SA-1, UIT-981, Fixed and Compounder Contracts, this option is limited to 15 years. Under the SA-1 and SA-2 Contracts, such Payout Payments may be on either a fixed or variable basis. SA-2 Contracts do not provide a guaranteed period option. Under the UIT-981, SA-1, Fixed and Compounder Contracts, the guaranteed period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. No such commutation is available under the New Contracts.

     The SA-1 Contracts provide an option for monthly Variable Payout Payments to be made at a level payment basis during each year of the Payout Period. The New Contracts do not provide this option.

     To satisfy a federal tax law requirement, non-spouse beneficiaries under a New Contract generally must receive the entire benefit payable upon the death of the Annuitant over their life expectancy or within five years of the Annuitant's death. This requirement is inapplicable to Existing Contracts or certificates issued before January 19, 1985 if not exchanged.

     BETTERMENT OF RATES. The New Contracts, the UIT-981 Contracts and the Fixed Contracts provide that Payout Payments for Fixed Payouts will be based on mortality tables then being used by us, if more favorable to the Annuitant then those included in the Contract. The SA-1 Contracts contain a similar "betterment of rates" provision which is applicable to both Fixed and Variable Payouts. The Compounder and SA-2 Contracts contain no betterment of rates provision.

     GUARANTEED PAYOUT PAYMENT RATES. Mortality rates have improved since Payout Payment rates were developed for the Existing Contracts. Therefore, the Payout Payment rates guaranteed in the New Contracts are less favorable to Contract Owners and Annuitants than those guaranteed in the Existing Contracts. However, the current Payout Payment rates being charged for Fixed Payout Payments under the "betterment of rates" provisions discussed above are more favorable than those guaranteed under the New or the Existing Contracts. Of course, no assurance can be given that this will continue to be true at the time the Payout Period commences for a given contract. Guaranteed Payout Payment rate tables are set forth in your Existing Contract or in current endorsements thereto. Those guaranteed for New contracts are set forth therein, and copies may be obtained from one of our regional offices listed on the inside back cover of the prospectus.

AGENTS' AND MANAGERS' RETIREMENT PLAN EXCHANGE OFFER

     GENERAL. All eligible agents and managers of the Company are allowed to participate in the Company's Agents' and Managers' Retirement Plan ("Plan"). The Company is granting to participants in the Plan the right to effect a voluntary exchange of their units of interest under the SA-1 contracts for the equivalent units of interest in the New Contracts.

     Participants who enter into the voluntary exchange will not incur under the New Contracts any surrender charges or annual account maintenance fees. Other individuals who are not eligible agents and managers of the Company who may exchange their Account Value under the SA-1 contracts for the equivalent in the New contracts may have imposed under the New Contract such charges and fees. All other provisions with regard to exchange offers referenced in the section entitled "Exchange Offers" will apply to the Agents' and Managers' Retirement Plan Exchange Offer.

     Pursuant to this voluntary exchange offer, participants in the Plan will have three options to choose from. As to the funding vehicle for their purchase payment plan, the participant may choose to:

1. remain in the SA-1 contract;

2. leave current assets in the SA-1 contract and direct future Purchase Payments to the New Contract; or

3. transfer Account Value and future Purchase Payments to the New Contract.

     If you choose to remain in the SA-1 contract, future Purchase Payments and Account Value will be controlled by the provisions of the SA-1 contract. If you choose to leave Account Value in the SA-1 and direct future Purchase Payments to the New

Contract, your Account Value will be controlled by the provisions of the SA-1 contract. Future Purchase Payments will be controlled by the terms of the New Contract subject to the exception that surrender charges and annual account maintenance fees will not be imposed under the New Contract. If you choose to transfer all Account Value and future Purchase Payments to the New Contract, such Account Value and Purchase Payments will be controlled by the provisions of the New Contract subject to the exception that surrender charges and annual account maintenance fees will not be imposed under the New Contract.

     Once you transfer Account Value and future Purchase Payments to the New Contract you will not be permitted to exchange back to the SA-1 contract. If you choose to transfer future Purchase Payments but not Account Value to the New Contract, you will be allowed at a later date to transfer Account Value to the New Contract. For a complete analysis of the differences between the SA-1 contract and the New Contract, you should refer to the section entitled "Differences Between New and Existing Contracts" and the form of the contract or certificate for its terms and conditions.

AVAILABILITY OF OFFER

     Current owners or Annuitants wishing to exchange should contact any Regional Office at 1-800-44-VALIC for assistance. Partial exchanges are not permitted and, once this privilege has been exercised, any exchange back to the Existing Contract will not be made on these terms. This exchange offer is not applicable to any outstanding fixed annuity contracts except the Compounder series contracts (Contract Forms C-I-75 and IFA-78) and those fixed contracts on forms GFA-582 and IFA-582. THE COMPANY RESERVES THE RIGHT TO TERMINATE OR SUSPEND THE EXCHANGE OFFER AT ANY TIME.

                        CALCULATION OF SURRENDER CHARGE

     The surrender charge is discussed in the Prospectus under "Fees and Charges -- Surrender Charge." Examples of calculation of the surrender charge upon total and partial surrender are set forth below.

              ILLUSTRATION OF SURRENDER CHARGE ON TOTAL SURRENDER

     Example 1.
                              TRANSACTION HISTORY

              DATE                                    TRANSACTION                       AMOUNT
              ----                                    -----------                       ------
2/1/93..........................  Purchase Payment                                     $10,000
2/1/94..........................  Purchase Payment                                       5,000
2/1/95..........................  Purchase Payment                                      15,000
2/1/96..........................  Purchase Payment                                       2,000
2/1/97..........................  Purchase Payment                                       3,000
2/1/98..........................  Purchase Payment                                       4,000
7/1/98..........................  Total Purchase Payments (Assumes
                                    Account Value is $50,000)

     Surrender Charge is lesser of (a) or (b):

a. Surrender Charge calculated on 60 months of Purchase Payments

1. Surrender Charge against Purchase Payment of 2/1/93......  $    0
2. Surrender Charge against Purchase Payment of 2/1/94
  (0.05 X $5,000)...........................................  $  250
3. Surrender Charge against Purchase Payment of 2/1/95
  (0.05 X $15,000)..........................................  $  750
4. Surrender Charge against Purchase Payment of 2/1/96
  (0.05 X $2,000)...........................................  $  100
5. Surrender Charge against Purchase Payment of 2/1/97
  (0.05 X $3,000)...........................................  $  150
6. Surrender Charge against Purchase Payment of 2/1/98
  (0.05 X $4,000)...........................................  $  200
   Surrender Charge based on Purchase Payments
  (1 + 2 + 3 + 4 + 5 + 6)...................................  $1,450

b. Surrender charge calculated on the excess over 10% of the Account Value at the time of surrender:

      Account Value at time of surrender                    $ 50,000
      Less 10% not subject to surrender charge                -5,000
                                                            --------
    Subject to surrender charge                               45,000
                                                            X    .05
                                                            --------
    Surrender Charge based on Account Value                 $  2,250   ...............    $2,250
    Surrender Charge is the lesser of a or b                           ...............    $1,450
                                                                                          ------

 ILLUSTRATION OF SURRENDER CHARGE ON A 10% PARTIAL SURRENDER FOLLOWED BY A FULL
                                   SURRENDER

     Example 2.

                TRANSACTION HISTORY (ASSUMES NO INTEREST EARNED)

              DATE                                    TRANSACTION                       AMOUNT
              ----                                    -----------                       ------
2/1/93..........................  Purchase Payment                                     $ 5,000
2/1/94..........................  Purchase Payment                                      15,000
2/1/95..........................  Purchase Payment                                       2,000
2/1/96..........................  Purchase Payment                                       3,000
2/1/97..........................  Purchase Payment                                       4,000
2/1/98..........................  Purchase Payment                                      10,000
7/1/98..........................  10% Partial Surrender
                                    (Assumes Account Value is $39,000)                   3,900
8/1/98..........................  Full Surrender                                        35,100

a. Since this is the first partial surrender in this Participant Year, calculate the excess over 10% of the value of the Purchase Units.

   10% of $39,000 = $3,900 [no charge on this 10% withdrawal].

b. The Account Value upon which Surrender Charge on the Full Surrender may be calculated (levied) is $39,000 - $3,900 = $35,100.

c. The Surrender Charge calculated on the Account Value withdrawn
   $35,100 X .05 = $1,755.

d. Since only $29,000 has been paid in Purchase Payments in the 60 months prior to the Full Surrender, the charge can only be calculated on $29,000. The $3,900 partial withdrawal does not reduce this amount. Thus, the charge is $29,000 X (0.05) = $1,450.

                              PURCHASE UNIT VALUE

     The calculation of Purchase Unit value is discussed in the Prospectus under "Purchase Period." The following illustrations show a calculation of new Unit value and the purchase of Purchase Units (using hypothetical examples):

               ILLUSTRATION OF CALCULATION OF PURCHASE UNIT VALUE

    1. Purchase Unit value, beginning of
      period................................  $ 1.800000
    2. Value of Fund share, beginning of
      period................................   21.200000
    3. Change in value of Fund share........     .500000
    4. Gross investment return (3)/(2)......     .023585
    5. Daily separate account fee...........  $  .000027
                                              ----------
    6. Net investment return (4)-(5)........     .023558
                                              ----------
    7. Net investment factor 1.000000+(6)...  $ 1.023558
                                              ----------
    8. Purchase Unit value, end of period
      (1)X(7)...............................  $ 1.842404
                                              ----------

   ILLUSTRATION OF PURCHASE OF PURCHASE UNITS (ASSUMING NO STATE PREMIUM TAX)

    1. First Periodic Purchase Payment......  $  100.00
    2. Purchase Unit value on effective date
      of purchase (see Example 3)...........  $1.800000
    3. Number of Purchase Units purchased
      (1)/(2)...............................     55.556
    4. Purchase Unit value for valuation
      date following purchase (See Example
      3)....................................  $1.842404
                                              ---------
    5. Value of Purchase Units in account
      for valuation date following purchase
      (3)X(4)...............................  $  102.36
                                              ---------

                            PERFORMANCE CALCULATIONS

                          MONEY MARKET DIVISION YIELDS

           CALCULATION OF CURRENT YIELD FOR MONEY MARKET DIVISION SIX

                           7-DAY CURRENT YIELD: 3.64%

   ILLUSTRATION OF CALCULATION OF CURRENT YIELD FOR MONEY MARKET DIVISION SIX

     Example 5.

     The current yield quotation above is based on the seven days ended December 31, 1998, the date of the most recent balance sheet included in the registration statement ("base period"). It is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner Accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return and then multiplying the base period return by 365/7.

          CALCULATION OF EFFECTIVE YIELD FOR MONEY MARKET DIVISION SIX

                          7-DAY EFFECTIVE YIELD: 3.71%

  ILLUSTRATION OF CALCULATION OF EFFECTIVE YIELD FOR MONEY MARKET DIVISION SIX

     Example 6.

     The effective yield quotation above is based on the seven days ended December 31, 1998, the date of the most recent balance sheet included in the registration statement ("base period"). It is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Purchase Unit at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

                                                       365/7
            EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)     ] - 1

           STANDARDIZED YIELD FOR DIVISIONS SEVEN, EIGHT AND THIRTEEN CALCULATION OF STANDARDIZED YIELD FOR DIVISIONS SEVEN, EIGHT AND THIRTEEN

                                                              DIV 7   DIV 8   DIV 13
                                                              -----   -----   ------
Standardized Yield..........................................  5.24%   4.82%    3.28%
                                                              ----    ----     ----

ILLUSTRATION OF CALCULATION OF STANDARDIZED YIELD FOR DIVISIONS SEVEN, EIGHT AND
                                    THIRTEEN

     Example 7.

     The yield quotation based on a 30-day period ended December 31, 1998, the date of the most recent balance sheet of the Registrant included in the registration statement is computed by dividing the net investment income per Purchase Unit earned during the period by the maximum offering price per Unit on the last day of the period, according to the following formula:

                                                 6
                        YIELD = 2 [( a - b + 1 )   - 1]
                                     -----
                                      cd

     Where:

                 a     =   net investment income earned during the period by the Fund attributable to shares owned by the Division

                 b     =   expenses accrued for the period (net of reimbursements)

                 c     =   the average daily number of Purchase Units outstanding
                           during the period

                 d     =   the maximum offering price per Purchase Unit on the last day of the period

     Yield on each Division is earned from dividends declared and paid by the Fund, which are automatically reinvested in Fund shares.

                   CALCULATION OF AVERAGE ANNUAL TOTAL RETURN

     Average Annual Total Return quotations for the 1, 3, 5, and 10 year periods ended December 31, 1998, the date of the most recent balance sheet included in this registration statement, are computed by finding the average annual compounded rates of return over the 1, 3, 5, and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:
                                         n
                               P (1 + T)   = ERV

     Where:

                 P     =   a hypothetical initial Purchase Payment of $1,000
                 T     =   average annual total return
                 n     =   number of years
                 ERV   =   redeemable value at the end of the 1, 3, 5, or 10 year
                           periods of a hypothetical $1,000 Purchase Payment made at
                           the beginning of the 1, 3, 5, or 10 year periods (or
                           fractional portion thereof)

     We may advertise standardized average annual total return which includes the surrender charge of up to 5% of Purchase Payments received during the most recent 60 months as well as non-standardized average annual total returns which does not include a surrender charge or account maintenance fee.

     There is no sales charge for reinvested dividends. All recurring fees have been deducted. For fees which vary with the account size, an account size equal to that of the median account size has been assumed. Ending redeemable value has been determined assuming a complete redemption at the end of the 1, 5 or 10 year period and deduction of all nonrecurring charges at the end of each such period.

                            PERFORMANCE INFORMATION

PERFORMANCE COMPARED TO MARKET INDICES

     The following tables show the Hypothetical $10,000 Account Value and Cumulative Return of each Division as compared to the benchmarks shown.

     These performance calculations for the Divisions, and the methods used for calculating them, are explained in the Prospectus. (See "How to Review Investment Performance of Separate Account Divisions" and "The Summary of Funds").

     These tables compare hypothetical investment performance and percentage changes in Purchase Unit Values with the results of several benchmarks, representing unmanaged market indices. The comparisons should be considered in light of the investment policies and objectives of the Funds. Rates of return for the Divisions include reinvestment of investment income, including capital gains, interest and dividends. The rates of return on the market indices also have been adjusted to reflect reinvestment of interest and dividends.

     Price returns for the market indices are calculated by subtracting the price level at the beginning of the year from the price level at the end of the year and dividing the difference by the price level at the beginning of the year. To calculate dollar values for the indices' Hypothetical $10,000 Account Value presentation, price index values were substituted for Purchase Unit Values in the calculation described in the Prospectus, and where applicable, dividend yields were then added to determine the total returns applied in the dollar value calculations. Similarly, to calculate Cumulative Return for the indices, the Cumulative Return calculation described in the Prospectus for Unit values of the Divisions is used, substituting the Hypothetical $10,000 Account Value at the end of each year for the Purchase Unit Value. No sales load, administrative charges, or any other expenses have been deducted from the index calculations. THE PERFORMANCE RESULTS SHOWN IN THIS SECTION ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE INVESTMENT PERFORMANCE, AND DO NOT REPRESENT THE ACTUAL EXPERIENCE OF AMOUNTS INVESTED BY A PARTICULAR PARTICIPANT.

     The performance of Stock Index Division Ten and Social Awareness Division Twelve may be compared to the record of the Standard & Poor's(C) Corporation ("S&P(C)")* Composite Stock Price Index ("S&P 500 Index"). The S&P 500(C) Index is a well known measure of the price performance of 500 leading larger domestic stocks which represents approximately 73% of the market capitalization of the United States equity market. The index is an unmanaged weighted index of 500 industrial, transportation, utility and financial companies.

     The performance of MidCap Index Division Four may be compared to the record of the S&P MidCap 400 Index. The S&P MidCap 400 Index was developed in 1991 by S&P to track the stock market performance of medium-capitalization domestic stocks. The S&P MidCap 400 Index is market weighted and consists of 400 stocks of domestic companies having a median market capitalization of approximately $1.998 billion. Stocks included in the S&P MidCap 400 Index are chosen on the basis of their market size, liquidity and industry group representation. No stocks included in the S&P 500 Index are included in the S&P MidCap 400 Index.

     The performance of Money Market Division Six may be compared to the Certificate of Deposit Primary Offering by New York City Banks, 30 Day Index. The index is a money market index which reflects the average rate paid by New York Banks on certificates of deposit of more than $100,000. The Index for 30 days is published daily.

     The performance of Capital Conservation Division Seven may be compared to the Merrill Lynch Corporate Master Index. The Merrill Lynch Corporate Master Index consists of an index of approximately 4,300 corporate bond holdings of which assets are rated AAA to BBB-. The average

---------------

* "Standard & Poors(C)", S&P(C), "S&P 500(C)" and "S&P MidCap 400(C)" are trademarks of Standard and
  Poor's Corporation. Neither the MidCap Index Fund nor the Stock Index Fund is sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in these
  Funds.

years to maturity of these corporate bond holdings are approximately 12 years.

     Performance of Government Securities Division Eight may be compared to the Lehman Brothers U.S. Treasury Composite Index. The Lehman Brothers U.S. Treasury Composite Index consists of an index of approximately 170 government Treasury securities issues with all such issues having a maturity of greater than one year.

     The performance of International Equities Division Eleven may be compared to the Morgan Stanley Capital International Europe, Australia and Far East Index ("EAFE Index"). The EAFE Index, which commenced in 1969, is an unmanaged stock index consisting of approximately 1,100 companies from Europe, Australia and the Far East. The index is capitalization weighted. It is a well known measure for international stock performance. Total returns (with income reinvested) for the EAFE Index are published using two methods. The first method includes gross income (income earned without subtracting foreign income taxes which may be withheld from foreign investors). The second method includes net income (income earned after subtracting estimated foreign taxes). The Division currently compares its performance with the index using the second method.

     The performance of the International Government Bond Fund Division Thirteen may be compared to the Salomon Brothers Non-US Dollar World Government Bond Index ("Salomon Index"). Total returns with income reinvested for the Salomon Index are published using two methods. The first method includes gross income (income earned without subtracting foreign income taxes which may be withheld from foreign investors). The second method includes net income (income earned after subtracting estimated foreign taxes). The Division currently compares its performance with the index using the second method. The Salomon Index is an unmanaged aggregate index composed of 667 issues from sixteen foreign countries. These countries include Austria, Australia, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, Spain, Sweden, Switzerland and the United Kingdom.

     The performance of the Small Cap Index Division Fourteen may be compared with the Russell 2000(R) Index ("Russell 2000").** The Russell 2000 was developed in 1984 by the Frank Russell Company to track the stock market performance of small capitalization domestic stocks. The Russell 2000 is market weighted and consists of approximately 2000 stocks. Stocks included in the Russell 2000 are chosen by the Frank Russell Company on the basis of their market size.

     The performance of Asset Allocation Division Five may be compared to a benchmark comprised of a weighted average of three market sectors in which the Division, through the Asset Allocation Fund, will invest. The base allocation is 55% in equity securities, 35% in intermediate or long-term debt securities and 10% in money market or short-term debt securities. The Division's actual asset allocation is determined daily by the Bankers Trust Asset Allocation Model. The performance of the equity securities sector of the Division may be compared to the S&P 500 Index. The performance of the intermediate or long-term debt securities sector may be compared to the Merrill Lynch Corporate and Government Master Index. The Merrill Lynch Corporate and Government Master Index consists of an index of approximately 5,000 corporate and government bond holdings. The average maturity of these corporate bond holdings is approximately 10 years. The performance of the money market or short-term debt securities sector may be compared to the Certificate of Deposit Primary Offering by New York City Banks, 30 Day Index.

     Additionally, the performance of a Division from time to time may be compared with other Indexes which have been deemed by the Company relevant to the Division.

     These benchmarks do not reflect any charges for investment advisory fees, brokerage commissions or other fees and expenses of the type charged at either the Separate Account or Fund level. Therefore, the comparisons with these benchmarks are of limited use.

---------------

** The Russell 2000(R) Index is a trademark/service mark of the Frank Russell
   Trust Company. Russell(TM) is a
   trademark of the Frank Russell Company.

     The Account Value of an assumed $10,000 investment in each of the Divisions is shown in table form below. This will reflect a deduction for separate account fees (mortality and expense risk fees) and underlying fund charges. This will not reflect any deduction for account maintenance fees, surrender charges and premium taxes. These charges would further reduce your return. See "How to Review Investment Performance of Separate Account Divisions" in the prospectus for information about how these returns were calculated as well as Standard Average Annual Total Return information that reflects the deduction of all separate account fees and charges.

STOCK INDEX DIVISION TEN PERFORMANCE COMPARED TO S&P 500 INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
   ANNUAL VALUE OF A $10,000 STIPULATED PURCHASE PAYMENT MADE JANUARY 1, 1989

                            STOCK INDEX                                       S&P 500
                            DIVISION TEN                                       INDEX
--------------------------------------------------------------------          -------
01/01/89...................................................  $10,000          $10,000
                                                             -------          -------
12/31/89...................................................   12,788           13,169
                                                             -------          -------
12/31/90...................................................   12,171           12,760
                                                             -------          -------
12/31/91...................................................   15,543           16,647
                                                             -------          -------
12/31/92...................................................   16,411           17,915
                                                             -------          -------
12/31/93...................................................   17,853           19,721
                                                             -------          -------
12/31/94...................................................   17,799           19,982
                                                             -------          -------
12/31/95...................................................   24,197           27,490
                                                             -------          -------
12/31/96...................................................   29,406           33,804
                                                             -------          -------
12/31/97...................................................   38,748           45,081
                                                             -------          -------
12/31/98...................................................   49,264           57,966
                                                             -------          -------

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX
                        (PERIOD ENDED DECEMBER 31, 1998)

                                                  10 YEARS    5 YEARS    3 YEARS    1 YEAR
                                                  --------    -------    -------    ------
Investment Division
  Stock Index Division Ten......................   392.64%    175.95%    103.59%    27.14%
                                                   ------     ------     ------     -----
Benchmark Comparison
               S&P 500 Index....................   479.66%    193.93%    110.86%    28.58%
                                                   ------     ------     ------     -----

---------------

* This Division was initiated on April 20, 1987.

MIDCAP INDEX DIVISION FOUR* PERFORMANCE COMPARED TO S&P INDEX AND S&P MIDCAP 400 INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
   ANNUAL VALUE OF A $10,000 STIPULATED PURCHASE PAYMENT MADE OCTOBER 1, 1991

                                                                     S&P        S&P
                          MIDCAP INDEX                               500     MIDCAP 400
                         DIVISION FOUR                              INDEX      INDEX
----------------------------------------------------------------   -------   ----------
10/01/91...............................................  $10,000   $10,000    $10,000
12/31/91...............................................   11,163    10,838     11,229
                                                         -------   -------    -------
12/31/92...............................................   12,143    11,664     12,566
                                                         -------   -------    -------
12/31/93...............................................   13,574    12,840     14,320
                                                         -------   -------    -------
12/31/94...............................................   12,936    13,009     13,806
                                                         -------   -------    -------
12/31/95...............................................   16,718    17,898     18,078
                                                         -------   -------    -------
12/31/96...............................................   19,661    22,009     21,557
                                                         -------   -------    -------
12/31/97...............................................   25,648    29,351     28,506
                                                         -------   -------    -------
12/31/98...............................................   30,214    37,739     33,947
                                                         -------   -------    -------

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX
                        (PERIOD ENDED DECEMBER 31, 1998)

                                                      SINCE
                                                   INCEPTION**   5 YEARS   3 YEARS   1 YEAR
                                                   -----------   -------   -------   ------
Investment Division
  MidCap Index Division Four.....................    202.14%     122.59%    80.73%   17.80%
                                                     ------      ------    ------    -----
Benchmark Comparison
               S&P 500 Index.....................    277.39%     193.93%   110.86%   28.58%
                                                     ------      ------    ------    -----
               S&P MidCap 400 Index..............    239.47%     137.07%    87.79%   19.09%
                                                     ------      ------    ------    -----

---------------

* Effective October 1, 1991, the Capital Accumulation Fund changed its name to the MidCap Index Fund and revised its investment objective, investment program and investment restrictions accordingly, pursuant to contract owner vote. Selected accumulation unit data for the last ten years for this Division appears in the Prospectus. Figures appearing above for the S&P MidCap 400 Index for years prior to 1991 are based on estimates provided by Standard & Poor's for illustrative purposes.

** This Division was initiated on October 13, 1982.

SMALL CAP INDEX DIVISION FOURTEEN PERFORMANCE COMPARED TO RUSSELL 2000 INDEX(R)

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
     ANNUAL VALUE OF A $10,000 STIPULATED PURCHASE PAYMENT MADE MAY 1, 1992

                                                                              RUSSELL
                          SMALL CAP INDEX                                      2000
                         DIVISION FOURTEEN                                     INDEX
--------------------------------------------------------------------          -------
05/01/92...................................................  $10,000          $10,000
12/31/92...................................................   11,128           11,416
                                                             -------          -------
12/31/93...................................................   12,772           13,571
                                                             -------          -------
12/31/94...................................................   12,223           13,324
                                                             -------          -------
12/31/95...................................................   15,449           17,114
                                                             -------          -------
12/31/96...................................................   17,854           19,937
                                                             -------          -------
12/31/97...................................................   21,636           24,396
                                                             -------          -------
12/31/98...................................................   21,005           23,775
                                                             -------          -------

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX
                        (PERIOD ENDED DECEMBER 31, 1998)

                                                      SINCE
                                                    INCEPTION*   5 YEARS   3 YEARS   1 YEAR
                                                    ----------   -------   -------   ------
Investment Division
  Small Cap Index Division 14.....................    110.05%     64.46%    35.96%   (2.92)%
                                                      ------      -----     -----    -----
Benchmark Comparison
               Russell 2000.......................    137.75%     75.19%    38.92%   (2.55)%
                                                      ------      -----     -----    -----

---------------

* This Division was initiated on May 1, 1992.

INTERNATIONAL EQUITIES DIVISION ELEVEN PERFORMANCE COMPARED TO EAFE INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
   ANNUAL VALUE OF A $10,000 STIPULATED PURCHASE PAYMENT MADE OCTOBER 2, 1989

                       INTERNATIONAL EQUITIES                                  EAFE
                          DIVISION ELEVEN                                      INDEX
--------------------------------------------------------------------          -------
10/02/89...................................................  $10,000          $10,000
12/31/89...................................................   10,284           10,467
                                                             -------          -------
12/31/90...................................................    8,134            8,013
                                                             -------          -------
12/31/91...................................................    8,952            8,984
                                                             -------          -------
12/31/92...................................................    7,671            7,891
                                                             -------          -------
12/31/93...................................................    9,864           10,460
                                                             -------          -------
12/31/94...................................................   10,545           11,274
                                                             -------          -------
12/31/95...................................................   11,565           12,537
                                                             -------          -------
12/31/96...................................................   12,229           13,295
                                                             -------          -------
12/31/97...................................................   12,373           13,532
                                                             -------          -------
12/31/98...................................................   14,546           16,237
                                                             -------          -------

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX
                        (PERIOD ENDED DECEMBER 31, 1998)

                                                    SINCE
                                                  INCEPTION*    5 YEARS    3 YEARS    1 YEAR
                                                  ----------    -------    -------    ------
Investment Division
  International Equities Division Eleven........    45.46%       47.47%     25.78%    17.57%
                                                    -----        -----      -----     -----
Benchmark Comparison
               EAFE Index.......................    62.37%       55.23%     29.52%    20.00%
                                                    -----        -----      -----     -----

---------------

* This Division was initiated on October 2, 1989.

SOCIAL AWARENESS DIVISION TWELVE PERFORMANCE COMPARED TO S&P 500 INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
   ANNUAL VALUE OF A $10,000 STIPULATED PURCHASE PAYMENT MADE OCTOBER 2, 1989

                          SOCIAL AWARENESS                                    S&P 500
                          DIVISION TWELVE                                      INDEX
--------------------------------------------------------------------          -------
10/02/89...................................................  $10,000          $10,000
12/31/89...................................................   10,100           10,214
                                                             -------          -------
12/31/90...................................................    9,877            9,897
                                                             -------          -------
12/31/91...................................................   12,506           12,912
                                                             -------          -------
12/31/92...................................................   12,795           13,896
                                                             -------          -------
12/31/93...................................................   13,670           15,297
                                                             -------          -------
12/31/94...................................................   13,339           15,499
                                                             -------          -------
12/31/95...................................................   18,351           21,323
                                                             -------          -------
12/31/96...................................................   22,527           26,220
                                                             -------          -------
12/31/97...................................................   29,853           34,967
                                                             -------          -------
12/31/98...................................................   37,623           44,961
                                                             -------          -------

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX
                        (PERIOD ENDED DECEMBER 31, 1998)

                                                   SINCE
                                                 INCEPTION*    5 YEARS    3 YEARS    1 YEAR
                                                 ----------    -------    -------    ------
Investment Division
  Social Awareness Division Twelve.............    276.23%     175.23%    105.02%    26.03%
                                                   ------      ------     ------     -----
Benchmark Comparison
               S&P 500 Index...................    349.61%     193.93%    110.86%    28.58%
                                                   ------      ------     ------     -----

---------------

* This Division was initiated on October 2, 1989.

ASSET ALLOCATION DIVISION FIVE PERFORMANCE COMPARED TO S&P 500 INDEX, MERRILL LYNCH CORPORATE AND GOVERNMENT MASTER INDEX AND CERTIFICATE OF DEPOSIT PRIMARY OFFERING BY NEW YORK CITY BANKS, 30 DAY INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
   ANNUAL VALUE OF A $10,000 STIPULATED PURCHASE PAYMENT MADE JANUARY 1, 1989

                 ASSET ALLOCATION                            S&P 500          BLENDED
                   DIVISION FIVE                              INDEX           INDEX**
---------------------------------------------------          -------          -------
01/01/89..................................  $10,000          $10,000          $10,000
                                            -------          -------          -------
12/31/89..................................   11,581           13,169           12,311
                                            -------          -------          -------
12/31/90..................................   11,189           12,760           12,583
                                            -------          -------          -------
12/31/91..................................   13,442           16,647           15,458
                                            -------          -------          -------
12/31/92..................................   13,212           17,915           16,579
                                            -------          -------          -------
12/31/93..................................   14,294           19,721           18,186
                                            -------          -------          -------
12/31/94..................................   13,967           19,982           18,186
                                            -------          -------          -------
12/31/95..................................   17,255           27,490           23,167
                                            -------          -------          -------
12/31/96..................................   18,979           33,804           26,372
                                            -------          -------          -------
12/31/97..................................   23,040           45,081           32,159
                                            -------          -------          -------
12/31/98..................................   26,999           57,966           38,548
                                            -------          -------          -------

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX
                        (PERIOD ENDED DECEMBER 31, 1998)

                                                     10 YEARS   5 YEARS   3 YEARS   1 YEAR
                                                     --------   -------   -------   ------
Investment Division
  Asset Allocation Division Five..................    169.99%    88.88%    56.47%   17.19%
                                                      ------    ------    ------    -----
Benchmark Comparison**
               S&P 500 Index......................    479.66%   193.93%   110.86%   28.58%
                                                      ------    ------    ------    -----
               Blended Index......................    285.48%   111.96%    66.39%   19.87%
                                                      ------    ------    ------    -----

---------------

*  The Asset Allocation Fund was formerly known as the Timed Opportunity Fund.

** The Blended Index reflects an allocation of investments in the following
   Indexes: 55% of investments included in the S&P 500 Index, 35% of investments included in the Merrill Lynch Corporate and Government Master Index, and 10% of investments included in the Certificate of Deposit Primary Offering by New York City Banks, 30 Day Index.

CAPITAL CONSERVATION DIVISION SEVEN PERFORMANCE COMPARED TO MERRILL LYNCH CORPORATE MASTER INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
   ANNUAL VALUE OF A $10,000 STIPULATED PURCHASE PAYMENT MADE JANUARY 1, 1989

                                                                         MERRILL LYNCH
                     CAPITAL CONSERVATION                               CORPORATE MASTER
                        DIVISION SEVEN                                       INDEX
--------------------------------------------------------------          ----------------
01/01/89.............................................  $10,000              $10,000
                                                       -------              -------
12/31/89.............................................   11,063               11,411
                                                       -------              -------
12/31/90.............................................   10,922               12,253
                                                       -------              -------
12/31/91.............................................   12,669               14,487
                                                       -------              -------
12/31/92.............................................   13,626               15,808
                                                       -------              -------
12/31/93.............................................   15,108               17,773
                                                       -------              -------
12/31/94.............................................   14,044               17,176
                                                       -------              -------
12/31/95.............................................   16,795               20,882
                                                       -------              -------
12/31/96.............................................   16,920               21,590
                                                       -------              -------
12/31/97.............................................   18,187               23,832
                                                       -------              -------
12/31/98.............................................   19,333               25,910
                                                       -------              -------

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX
                        (PERIOD ENDED DECEMBER 31, 1998)

                                                      10 YEARS   5 YEARS   3 YEARS   1 YEAR
                                                      --------   -------   -------   ------
Investment Division
  Capital Conservation Division Seven..............     93.33%    27.96%    15.11%    6.30%
                                                       ------     -----     -----     ----
Benchmark Comparison
               Merrill Lynch Corporate Master
                 Index.............................    159.10%    45.78%    24.08%    8.72%
                                                       ------     -----     -----     ----

---------------

* This Division was initiated on January 16, 1986.

GOVERNMENT SECURITIES DIVISION EIGHT PERFORMANCE COMPARED TO LEHMAN BROTHERS U.S. TREASURY COMPOSITE INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
   ANNUAL VALUE OF A $10,000 STIPULATED PURCHASE PAYMENT MADE JANUARY 1, 1989

                     GOVERNMENT SECURITIES                                U.S. TREASURY
                        DIVISION EIGHT                                   CORPORATE INDEX
---------------------------------------------------------------          ---------------
01/01/89..............................................  $10,000              $10,000
                                                        -------              -------
12/31/89..............................................   11,103               11,435
                                                        -------              -------
12/31/90..............................................   11,648               12,419
                                                        -------              -------
12/31/91..............................................   13,231               14,327
                                                        -------              -------
12/31/92..............................................   14,044               15,363
                                                        -------              -------
12/31/93..............................................   15,406               17,013
                                                        -------              -------
12/31/94..............................................   14,567               16,430
                                                        -------              -------
12/31/95..............................................   16,943               19,445
                                                        -------              -------
12/31/96..............................................   17,095               19,984
                                                        -------              -------
12/31/97..............................................   18,433               21,876
                                                        -------              -------
12/31/98..............................................   19,883               24,081
                                                        -------              -------

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX
                        (PERIOD ENDED DECEMBER 31, 1998)

                                                   10 YEARS    5 YEARS    3 YEARS    1 YEAR
                                                   --------    -------    -------    ------
Investment Division
  Government Securities Division Eight...........    98.83%     29.06%     17.35%     7.86%
                                                    ------      -----      -----     -----
Benchmark Comparison
               U.S. Treasury Composite Index.....   140.81%     41.55%     23.84%    10.08%
                                                    ------      -----      -----     -----

---------------

* This Division was initiated on January 16, 1986.

INTERNATIONAL GOVERNMENT BOND DIVISION THIRTEEN PERFORMANCE COMPARED TO SALOMON BROTHERS NON-U.S. DOLLAR WORLD GOVERNMENT BOND INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
   ANNUAL VALUE OF A $10,000 STIPULATED PURCHASE PAYMENT MADE OCTOBER 1, 1991

                                                                          SALOMON BROS.
                                                                         NON-U.S. DOLLAR
                                                                              WORLD
                 INTERNATIONAL GOVERNMENT BOND                             GOVERNMENT
                       DIVISION THIRTEEN                                      INDEX
---------------------------------------------------------------          ---------------
10/01/91..............................................  $10,000              $10,000
12/31/91..............................................   10,905               11,042
                                                        -------              -------
12/31/92..............................................   11,128               11,540
                                                        -------              -------
12/31/93..............................................   12,583               13,246
                                                        -------              -------
12/31/94..............................................   13,014               13,999
                                                        -------              -------
12/31/95..............................................   15,308               16,692
                                                        -------              -------
12/31/96..............................................   15,822               17,331
                                                        -------              -------
12/31/97..............................................   14,906               16,568
                                                        -------              -------
12/31/98..............................................   17,280               19,497
                                                        -------              -------

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX
                        (PERIOD ENDED DECEMBER 31, 1998)

                                                       SINCE
                                                     INCEPTION*   5 YEARS   3 YEARS   1 YEAR
                                                     ----------   -------   -------   ------
Investment Division
  International Government Bond Division
     Thirteen......................................    72.80%      37.32%    12.88%   15.92%
                                                       -----       -----     -----    -----
Benchmark Comparison
               Salomon Bros. Non-U.S. Dollar World
                 Government Bond Index.............    94.97%      47.19%    16.80%   17.68%
                                                       -----       -----     -----    -----

---------------

* This Division was initiated on October 1, 1991.

MONEY MARKET DIVISION SIX PERFORMANCE COMPARED TO CERTIFICATE OF DEPOSIT PRIMARY OFFERING BY NEW YORK CITY BANKS, 30 DAY INDEX (PRIMARY CD INDEX)

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
   ANNUAL VALUE OF A $10,000 STIPULATED PURCHASE PAYMENT MADE JANUARY 1, 1989

                           MONEY MARKET                                      PRIMARY
                           DIVISION SIX                                      CD INDEX
-------------------------------------------------------------------          --------
01/01/89..................................................  $10,000          $10,000
                                                            -------          -------
12/31/89..................................................   10,792           10,867
                                                            -------          -------
12/31/90..................................................   11,530           11,736
                                                            -------          -------
12/31/91..................................................   12,048           12,377
                                                            -------          -------
12/31/92..................................................   12,316           12,767
                                                            -------          -------
12/31/93..................................................   12,521           13,098
                                                            -------          -------
12/31/94..................................................   12,867           13,565
                                                            -------          -------
12/31/95..................................................   13,447           14,235
                                                            -------          -------
12/31/96..................................................   13,982           14,881
                                                            -------          -------
12/31/97..................................................   14,559           15,592
                                                            -------          -------
12/31/98..................................................   15,160           16,325
                                                            -------          -------

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX
                        (PERIOD ENDED DECEMBER 31, 1998)

                                                      10 YEARS   5 YEARS   3 YEARS   1 YEAR
                                                      --------   -------   -------   ------
Investment Division
  Money Market Division Six........................    51.60%     21.07%    12.73%    4.12%
                                                       -----      -----     -----     ----
Benchmark Comparison
               Primary CD Index....................    63.25%     24.64%    14.68%    4.70%
                                                       -----      -----     -----     ----

                                PAYOUT PAYMENTS

ASSUMED INVESTMENT RATE

     The discussion concerning the amount of payout payments which follows this section is based on an Assumed Investment Rate of 3 1/2% per annum. However, the Company will permit each Annuitant choosing a variable payout option to select an Assumed Investment Rate permitted by state law or regulations other than the 3 1/2% rate described in this prospectus as follows: 4 1/2% or 5% per annum. The foregoing Assumed Investment Rates are used merely in order to determine the first monthly payment per thousand dollars of value. It should not be inferred that such rates will bear any relationship to the actual net investment experience of VALIC Separate Account A.

AMOUNT OF PAYOUT PAYMENTS

     The amount of the first variable payout payment to the Annuitant will depend on the amount of the Account Value applied to effect the variable payout as of the tenth day immediately preceding the date payout payments commence, the amount of any premium tax owed, the payout option selected, and the age of the Annuitant.

     The Contracts contain tables indicating the dollar amount of the first payout payment under each payout option for each $1,000 of Account Value (after the deduction for any premium tax) at various ages. These tables are based upon the Annuity 2000 Table (promulgated by the Society of Actuaries) and an Assumed Investment Rate of 3 1/2%, 4% and 5% per annum (3 1/2% in the group Contract).

     The portion of the first monthly variable payout payment derived from a Division of VALIC Separate Account A is divided by the Payout Unit Value for that Division (calculated ten days prior to the date of the first monthly payment) to determine the number of Payout Units in each Division represented by the payment. The number of such units will remain fixed during the Payout Period, assuming the Annuitant makes no transfers of Payout Units to provide Payout Units under another Division or to provide a fixed payout payment.

     In any subsequent month, the dollar amount of the variable payout payment derived from each Division is determined by multiplying the number of Payout in that Division by the value of such Payout Unit on the tenth day preceding the due date of such payment. The Payout Unit Value will increase or decrease in proportion to the net investment return of the Division or Divisions underlying the variable payout since the date of the previous payout payment, less an adjustment to neutralize the 3 1/2% or other Assumed Investment Rate referred to above.

     Therefore, the dollar amount of variable payout payments after the first year will vary with the amount by which the net investment return is greater or less than 3 1/2% per annum. For example, if a Division has a cumulative net investment return of 5% over a one year period, the first payout payment in the next year will be approximately 1 1/2 percentage points greater than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the Division. If such net investment return is 1% over a one year period, the first payout payment in the next year will be approximately 2 1/2 percentage points less than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the applicable Division.

     Each deferred Contract provides that, when fixed payout payments are to be made under one of the first four payout options, the monthly payment to the Annuitant will not be less than the monthly payment produced by the then current settlement option rates, which will not be less than the rates used for a currently issued single payment immediate annuity contract. The purpose of this provision is to assure the Annuitant that, at retirement, if the fixed payout purchase rates then required by the Company for new single payment immediate annuity contracts are significantly more favorable than the annuity rates guaranteed by a Contract, the Annuitant will be given the benefit of the new annuity rates.

PAYOUT UNIT VALUE

     The value of a Payout Unit is calculated at the same time that the value of an Purchase Unit is calculated and is based on the same values for Fund shares and other assets and liabilities. (See "Purchase Period" in the prospectus.) The calculation of Payout Unit value is discussed in the prospectus under "Payout Period."

     The following illustrations show, by use of hypothetical examples, the method of determining the Payout Unit value and the amount of variable annuity payments.

                ILLUSTRATION OF CALCULATION OF PAYOUT UNIT VALUE

     Example 8.

 1. Payout Unit value, beginning of period..................  $ .980000
 2. Net investment factor for Period (see Example 3)........   1.023558
 3. Daily adjustments for 3 1/2% Assumed Investment Rate....    .999906
 4. (2)X(3).................................................   1.023462
 5. Payout Unit value, end of period (1)X(4)................  $1.002993

                        ILLUSTRATION OF PAYOUT PAYMENTS

     Example 9. Annuitant age 65, Life Annuity with 120 Payments Certain

 1. Number of Purchase Units at Payout Date.................   10,000.00
 2. Purchase Unit value (see Example 3).....................  $ 1.800000
 3. Account Value of Contract (1)X(2).......................  $18,000.00
 4. First monthly Payout Payment per $1,000 of Account
   Value....................................................  $     5.63
 5. First monthly Payout Payment (3)X(4) divided by 1,000...  $   101.34
 6. Payout Unit value (see Example 8).......................  $  .980000
 7. Number of Payout Units (5) divided by (6)...............  $  103.408
 8. Assume Payout Unit value for second month equal to......  $  .997000
 9. Second monthly Payout Payment (7)X(8)...................  $   103.10
10. Assume Payout Unit value for third month equal to.......  $  .953000
11. Third monthly Payout Payment (7)X(10)...................  $    98.55

                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

     The Company has qualified or intends to qualify the Contracts for sale in all fifty states and the District of Columbia and will commence offering the Contracts promptly upon qualification in each such jurisdiction.

     The Contracts are sold in a continuous offering by licensed insurance agents who are registered representatives of broker-dealers which are members of the National Association of Securities Dealers, Inc. (the "NASD"). The principal underwriter for the Separate Account is the Underwriter as defined above, an affiliate of the Company. The Underwriter's address is 2929 Allen Parkway, Houston, Texas 77019. The Underwriter is a Delaware corporation organized in 1994 and is a member of the NASD.

     The licensed agents who sell the Contracts will be compensated for such sales by commissions which will range up to 6.0% of each Purchase payment. Managers who supervise the agents will receive overriding commissions ranging up to 1% of Purchase payments. (These various commissions are paid by the Company and do not result in any charge to Contract Owners or to the Separate Account in addition to the charges described under "Charges Under Variable Annuity Contracts")

     Pursuant to its underwriting agreement with the Underwriter and the Separate Account, the Company reimburses the Underwriter for reasonable sales expenses, including overhead expenses. Prior to May 1, 1999, The Variable Annuity Marketing Company ("VAMCO") was the principal underwriter for the Separate Account. Sales commissions paid for the years 1996, 1997 and 1998 were approximately $6,038,000, $4,566,000 and $3,962,000, respectively. VAMCO retained $0 in commissions for the years 1996, 1997 and 1998.

                                    EXPERTS

     The consolidated financial statements of the Company at December 31, 1998 and 1997, and for each of the three years in the period ended December 31, 1998, and the financial statements of the Company's Separate Account A at December 31, 1998 and for each of the two years in the period then ended, appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

                        COMMENTS ON FINANCIAL STATEMENTS

     The financial statements of The Variable Annuity Life Insurance Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts, which include death benefits, and its assumption of the mortality and expense risks.

     Divisions Four, Five, Six, Seven, Eight, Ten, Eleven, Twelve, Thirteen and Fourteen are the only Divisions available under the Contracts described in the Prospectus. The Separate Account financial statements contained herein reflect the composition of the Separate Account as of December 31, 1998.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Report of Independent Auditors



To the Board of Directors
The Variable Annuity Life Insurance Company





         We have audited the accompanying consolidated balance sheets of The Variable Annuity Life Insurance Company and Subsidiaries as of December 31, 1998 and 1997, and the related consolidated statements of income, changes in stockholder's equity, comprehensive income, and cash flows for each of the three years in the period ended December 31, 1998. These financial statements are the responsibility of the company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

         We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Variable Annuity Life Insurance Company and Subsidiaries at December 31, 1998 and 1997, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 1998, in conformity with generally accepted accounting principles.



                                                  /s/ ERNST & YOUNG LLP



Houston, Texas
February 16, 1999

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Consolidated Balance Sheet

At December 31
In Thousands

                                                                                                  1998            1997
                                                                                               -----------     -----------
ASSETS               Investments - Notes 2, 7, 8, 9:
                        Fixed maturity securities
                           (amortized cost: $21,733,209 in 1998 and $20,651,381 in 1997)       $22,878,049     $21,641,084
                        Equity securities (cost: $176,799 in 1998 and $5,581 in 1997)              194,629           5,456
                        Mortgage loans on real estate                                            1,212,527       1,259,029
                        Real estate, net of accumulated depreciation
                           of $69 in 1998 and 1997                                                  20,679          28,569
                        Policy loans                                                               788,547         719,127
                        Other long-term invested assets                                             59,543          45,474
                        Short-term investments                                                     164,484          60,904
                                                                                               -----------     -----------
                           Total investments                                                    25,318,458      23,759,643
                                                                                               -----------     -----------
                     Investment income receivable                                                  369,777         347,358
                     Cash                                                                          104,718          32,181
                     Receivable for securities sold                                                 22,157          32,825
                     Deferred policy acquisition costs - Note 3                                    665,127         392,346
                     Cost of insurance purchased - Note 4                                           22,113            --
                     Due from reinsurer, net                                                        13,343          14,545
                     Other assets                                                                  119,310          52,104
                     Assets held in Separate Accounts                                           14,712,465      10,564,220
                                                                                               -----------     -----------
                           Total assets                                                        $41,347,468     $35,195,222
                                                                                               -----------     -----------
LIABILITIES          Policy reserves for fixed annuity investment contracts                    $23,218,626     $21,994,804
                     Payable for securities purchased                                               40,757          19,027
                     Remittances not allocated                                                      95,797          79,392
                     Commissions, general expenses and taxes (other than income taxes)              37,613          39,546
                     Other liabilities                                                             193,933          61,756
                     Income tax liabilities - Note 5                                               541,676         377,072
                     Liabilities related to Separate Accounts                                   14,712,465      10,564,220
                                                                                               -----------     -----------
                           Total liabilities                                                    38,840,867      33,135,817
                                                                                               -----------     -----------
                     Common stock (voting) par value $1 per share, 5,000 shares authorized
STOCKHOLDER'S           and 3,575 issued and outstanding in 1998 and 1997 - Note 6                   3,575           3,575
EQUITY               Additional paid-in capital                                                    833,372         710,624
                     Retained earnings                                                           1,142,194       1,038,731
                     Accumulated other comprehensive income - Note 2                               527,460         306,475
                                                                                               -----------     -----------
                           Total stockholder's equity                                            2,506,601       2,059,405
                                                                                               ===========     ===========
                           Total liabilities and stockholder's equity                          $41,347,468     $35,195,222
                                                                                               ===========     ===========


                 See notes to consolidated financial statements.


--------------------------------------------------------------------------------
2

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Consolidated Statement of Income

For the Years Ended December 31,
In Thousands

                                                                                         1998            1997              1996
                                                                                     -----------      -----------      -----------
REVENUES             Surrender charges                                               $    14,512      $    12,405      $    12,348
                     Mortality charges                                                   135,304           94,162           59,955
                     Expense charges                                                       6,784            6,102            5,654
                     Net investment income - Note 2                                    1,810,624        1,729,541        1,654,496
                     Net reinsurance income                                                1,236            1,303            1,528
                     Realized investment gains (losses) - Note 2                         (28,271)          20,235           21,551
                     Other income                                                         18,593           15,320           10,920
                                                                                     -----------      -----------      -----------
                        Total revenues                                                 1,958,782        1,879,068        1,766,452
                                                                                     -----------      -----------      -----------
COSTS AND            Policy costs:
EXPENSES                Increase in policy reserves for fixed annuity contracts        1,296,120        1,286,010        1,243,993
                                                                                     -----------      -----------      -----------
                           Total costs                                                 1,296,120        1,286,010        1,243,993
                                                                                     -----------      -----------      -----------
                     Expenses:
                        Commissions                                                      123,983          110,960           97,630
                        Salaries                                                          70,904           58,873           54,016
                        Data processing                                                   28,616           14,876           12,088
                        Postage and telephone                                             15,473           12,253           11,308
                        Sales promotion                                                   10,250           10,161           10,394
                        Depreciation expense on furniture and equipment                   10,292            8,964            8,920
                        Rent                                                               9,315            7,931            7,524
                        Taxes, licenses and fees                                           8,302            6,874            6,208
                        Printing and supplies                                              6,393            4,496            5,290
                        Guaranty association assessments - Note 10                            37               30            2,678
                        Other expenses                                                    60,682           35,172           27,223
                        Amortization of deferred policy acquisition costs - Note 3        55,074           42,101           31,201
                        Amortization of cost of insurance purchased - Note 4               1,802             --               --
                        Policy acquisition costs deferred - Note 3                      (159,778)        (137,655)        (116,818)
                                                                                     -----------      -----------      -----------
                           Total expenses                                                241,345          175,036          157,662
                                                                                     -----------      -----------      -----------
EARNINGS                   Total costs and expenses                                    1,537,465        1,461,046        1,401,655
                                                                                     -----------      -----------      -----------
                     Income before income tax expense                                    421,317          418,022          364,797
                     Income tax expense - Note 5                                         136,854          144,238          124,370
                                                                                     -----------      -----------      -----------
                        Net income                                                   $   284,463      $   273,784      $   240,427
                                                                                     -----------      -----------      -----------


                 See notes to consolidated financial statements.


--------------------------------------------------------------------------------
                                                                               3

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Consolidated Statement of Changes in Stockholder's Equity

For the Years Ended December 31,
In Thousands

                                                                                     1998              1997             1996
                                                                                  -----------      -----------      -----------
COMMON STOCK             Balance at beginning and end of year                     $     3,575      $     3,575      $     3,575
                                                                                  -----------      -----------      -----------
ADDITIONAL               Balance at beginning of year                                 710,624          459,281          384,126
PAID-IN-CAPITAL            Capital contribution from stockholder                      122,748          251,343           75,155
                                                                                  -----------      -----------      -----------
                         Balance at end of year                                       833,372          710,624          459,281
                                                                                  -----------      -----------      -----------
RETAINED                 Balance at beginning of year                               1,038,731        1,143,947        1,014,520
EARNINGS                   Net income                                                 284,463          273,784          240,427
                           Dividends paid to stockholder                             (181,000)        (379,000)        (111,000)
                                                                                  -----------      -----------      -----------
                         Balance at end of year                                     1,142,194        1,038,731        1,143,947
                                                                                  -----------      -----------      -----------
ACCUMULATED OTHER        Balance at beginning of year                                 306,475          166,852          396,620
COMPREHENSIVE              Change in net unrealized gains (losses) on securities      220,985          139,623         (229,768)
                                                                                  -----------      -----------      -----------
INCOME                   Balance at end of year                                       527,460          306,475          166,852
                                                                                  -----------      -----------      -----------
STOCKHOLDER'S
 EQUITY                  Balance at end of year                                   $ 2,506,601      $ 2,059,405      $ 1,773,655
                                                                                  -----------      -----------      -----------

--------------------------------------------------------------------------------
Consolidated Statement of Comprehensive Income



                                                                                            1998           1997          1996
                                                                                          ---------      ---------     ---------
COMPREHENSIVE            Net income                                                       $ 284,463      $ 273,784     $ 240,427
INCOME                   Other comprehensive income
                            Gross change in unrealized gains (losses) on securities
                            (pretax: $311,706; $235,040; ($331,938))                        202,609        152,776      (215,760)
                            Less: gains (losses) realized in net income - Note 2            (18,376)        13,153        14,008
                                                                                          ---------      ---------     ---------
                               Change in net unrealized gains (losses) on
                                  securities (pretax: $339,977; $214,805; ($353,489))       220,985        139,623      (229,768)
                                                                                          ---------      ---------     ---------
                                          Comprehensive income                            $ 505,448      $ 413,407     $  10,659
                                                                                          ---------      ---------     ---------

                 See notes to consolidated financial statements.


--------------------------------------------------------------------------------
4

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Consolidated Statement of Cash Flows

For the Years Ended December 31,
In Thousands

                                                                                   1998              1997              1996
                                                                               ------------      ------------      ------------
OPERATING             Net income                                               $    284,463      $    273,784      $    240,427
ACTIVITIES            Reconciling adjustments to net cash provided by
                       operating activities:
                         Insurance and annuity liabilities                        1,296,120         1,286,010         1,243,993
                         Deferred policy acquisition costs                         (104,704)          (95,554)          (85,617)
                         Other, net                                                 (37,021)          (51,241)          (50,233)
                                                                               ------------      ------------      ------------
                            Net cash provided by operating activities             1,438,858         1,412,999         1,348,570
                                                                               ------------      ------------      ------------
INVESTING             Investment purchases                                      (15,180,407)      (18,403,013)      (14,883,271)
ACTIVITIES            Investment calls, maturities and sales                     14,731,932        17,500,312        13,897,479
                      Net increase in short-term investments                       (103,580)           (7,904)          (13,722)
                                                                               ------------      ------------      ------------
                            Net cash used for investing activities                 (552,055)         (910,605)         (999,514)
                                                                               ------------      ------------      ------------
FINANCING             Policyholder account deposits                               3,755,481         3,385,303         2,896,090
ACTIVITIES            Policyholder account withdrawals                           (1,777,580)       (1,427,005)       (1,276,008)
                      Transfers to Separate Accounts                             (2,728,063)       (2,325,214)       (1,936,727)
                      Capital contribution from stockholder                         116,896           251,343            75,155
                      Dividends paid                                               (181,000)         (379,000)         (111,000)
                                                                               ------------      ------------      ------------
                            Net cash used for financing activities                 (814,266)         (494,573)         (352,490)
                                                                               ------------      ------------      ------------
NET CHANGE            Net increase (decrease) in cash                                72,537             7,821            (3,434)
IN CASH               Cash at beginning of year                                      32,181            24,360            27,794
                                                                               ------------      ------------      ------------
                            Cash at end of year                                $    104,718      $     32,181      $     24,360
                                                                               ------------      ------------      ------------

           See notes to consolidated financial statements.


--------------------------------------------------------------------------------
                                                                               5

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Notes to Consolidated Financial Statements

December 31, 1998
All dollar amounts in thousands, except per share data
--------------------------------------------------------------------------------

                                        1
                        SIGNIFICANT ACCOUNTING POLICIES

1.1  INTRODUCTION


     The Variable Annuity Life Insurance Company (VALIC), an indirect, wholly owned subsidiary of American General Corporation (AGC), provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of educational, health care, public sector and not-for-profit organizations. VALIC markets products nationwide through exclusive sales representatives.

     VALIC is 100% owned by American General Life Insurance Company (AGL), a wholly owned subsidiary of AGC Life Insurance Company (AGC Life). AGC Life is a wholly owned subsidiary of AGC. A summary of the accounting policies followed in the preparation of the consolidated financial statements is set forth below.

1.2  PREPARATION OF FINANCIAL STATEMENTS

     The consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) and include the accounts of VALIC and its wholly owned subsidiaries. All material intercompany transactions have been eliminated in consolidation.

     The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosures of contingent assets and liabilities. Ultimate results could differ from these estimates.

1.3  ACCOUNTING CHANGES

     COMPREHENSIVE INCOME. During 1998, VALIC adopted Statement of Financial Accounting Standards (SFAS) 130, "Reporting Comprehensive Income," which establishes standards for reporting and displaying comprehensive income and its components in the financial statements. VALIC elected to report comprehensive income and its components in a separate statement of comprehensive income. Adoption of this statement did not change recognition or measurement of net income and, therefore, did not impact VALIC's consolidated results of operations or financial position.

     DERIVATIVES. In June 1998, the Financial Accounting Standards Board issued SFAS 133, "Accounting for Derivative Instruments and Hedging Activities," which requires all derivative instruments to be recognized at fair value as either assets or liabilities in the balance sheet. Changes in the fair value of a derivative instrument are to be reported as earnings or other comprehensive income, depending upon the intended use of the derivative instrument. This statement is effective for years beginning after June 15, 1999. Adoption of SFAS 133 is not expected to have a material impact on VALIC's consolidated results of operations or financial position.

1.4  INVESTMENTS

     FIXED MATURITY AND EQUITY SECURITIES. At year end, all fixed maturity and equity securities are classified as available-for-sale and recorded at fair value. After adjusting related balance sheet accounts as if the unrealized gains (losses) had been realized, the net adjustment is recorded in accumulated other comprehensive income within stockholder's equity. If the fair value of a security classified as available-for-sale declines below its cost and this decline is considered to be other than temporary, the security is reduced to its fair value, and the reduction is recorded as a realized loss.

     During 1998, VALIC maintained a trading portfolio of certain fixed maturity securities. Trading securities are recorded at fair value. Unrealized gains (losses), as well as realized gains (losses), are included in net investment income. VALIC held no trading securities at December 31, 1998, and trading securities did not have a material effect on net investment income.

     MORTGAGE LOANS. Mortgage loans are reported at amortized cost, net of an allowance for losses. The allowance for losses covers all non-performing loans and loans for which management has a concern based on its assessment of risk factors, such as potential non-payment or non-monetary default. The allowance is based on a loan-specific review and a formula that reflects past results and current trends.

     Loans for which VALIC determines that collection of all amounts due under the contractual terms is not probable are considered to be impaired. VALIC generally looks to the underlying collateral for repayment of impaired loans. Therefore, impaired loans are considered to be collateral dependent and are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated costs to sell.

     POLICY LOANS. Policy loans are reported at unpaid principal balance.

     INVESTMENT INCOME. Interest on fixed maturity securities and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or discount. Interest on delinquent mortgage loans is recorded as income when received. Dividends are recorded as income on ex-dividend dates.

     REALIZED INVESTMENT GAINS (LOSSES). Realized investment gains (losses) are recognized using the specific identification method.

1.5  DERIVATIVES RELATED TO INVESTMENTS

     VALIC's use of derivative financial instruments is generally limited to interest rate and currency swap agreements, and options to enter into interest rate swap agreements (call swaptions). VALIC accounts for its derivative financial instruments as hedges.

     INTEREST RATE AND CURRENCY SWAP AGREEMENTS. Interest rate swap agreements are used to convert specific investment securities from a floating-rate to a fixed-rate basis, or vice versa. Currency swap agreements are used to convert cash flows from specific investment securities denominated in foreign currencies into U.S. dollars at specified exchange rates, and to hedge against currency rate fluctuations on anticipated security purchases.


--------------------------------------------------------------------------------
6

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Notes to Consolidated Financial Statements - Continued

December 31, 1998
--------------------------------------------------------------------------------

1.5  DERIVATIVES RELATED TO INVESTMENTS-(CONTINUED)

     The difference between amounts paid and received on swap agreements is recorded on an accrual basis as an adjustment to investment income over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in other liabilities or assets.

     The fair values of swap agreements are recognized in the consolidated balance sheet if they hedge investments carried at fair value or if they hedge anticipated purchases of such investments. In this event, changes in the fair value of a swap agreement are reported in accumulated other comprehensive income included in stockholder's equity, consistent with the treatment of the related investment security.

     For swap agreements hedging anticipated investment purchases, the net swap settlement amount or unrealized gain or loss is deferred and included in the measurement of the anticipated transaction when it occurs.

     Swap agreements generally have terms of two to ten years. Any gain or loss from early termination of a swap agreement is deferred and amortized into income over the remaining term of the related investment. If the underlying investment is extinguished or sold, any related gain or loss on swap agreements is recognized in income.

     Swaptions. Options to enter into interest rate swap agreements are used to limit VALIC's exposure to reduced spreads between investment yields and interest crediting rates should interest rates decline significantly over prolonged periods.

     During prolonged periods of decreasing interest rates, the spread between investment yields and interest crediting rates may be reduced as a result of minimum rate guarantees on certain insurance and annuity contracts, which limit VALIC's ability to reduce interest crediting rates. Call swaptions, which allow VALIC to enter into interest rate swap agreements to receive fixed rates and pay lower floating rates, effectively maintain the spread between investment yields and interest crediting rates during such periods.

     During prolonged periods of increasing interest rates, the spread between investment yields and interest crediting rates may be reduced as a result of VALIC's decision to increase interest crediting rates to limit surrenders. Put swaptions, which allow VALIC to enter into interest rate swap agreements to pay fixed rates and receive higher floating rates, effectively maintain the spread between investment yields and interest crediting rates during such periods.

     Premiums paid to purchase swaptions are included in investments and are amortized to net investment income over the exercise period of the swaptions. If a swaption is terminated, any gain is deferred and amortized to insurance and annuity benefits over the expected life of the insurance and annuity contracts and any unamortized premium is charged to income. If a swaption ceases to be an effective hedge, any gain or loss is recognized in income.

1.6  DEFERRED POLICY ACQUISITION COSTS (DPAC)

     Certain costs of writing an insurance policy, including commissions, underwriting and marketing expenses, are deferred and reported as DPAC. DPAC is charged to expense in relation to the estimated gross profits of the insurance contracts, including realized gains (losses).

     DPAC is adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) on securities had been realized at the balance sheet date. The impact of this adjustment is included in accumulated other comprehensive income within stockholder's equity.

     VALIC reviews the carrying value of DPAC on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable.

1.7  SEPARATE ACCOUNTS

     Separate Accounts are assets and liabilities associated with certain contracts, principally annuities for which the investment risk lies solely with the holder of the contract rather than VALIC. Consequently, VALIC's liability for these accounts equals the value of the account assets. Investment income, realized investment gains (losses) and policyholder account deposits and withdrawals related to Separate Accounts are excluded from the consolidated statements of income and cash flows. Assets held in the Separate Accounts are primarily shares in mutual funds, which are carried at fair value, based on the quoted net asset value per share.

1.8  POLICY RESERVES

     Net deposits made by fixed annuity policyholders are accumulated at interest rates guaranteed by VALIC plus excess interest credited at the sole discretion of the Board of Directors until benefits are payable. Reserves for deferred annuities (accumulation phase) are equivalent to the policyholders' account values. Reserves for annuities on which benefits are currently payable (annuity payout phase) are provided based upon estimated mortality and other assumptions, including provisions for the risk of adverse deviation from assumptions, which were appropriate at the time the contracts were issued. The 1971 Individual or Group Annuity Mortality Tables, and the 1983a Table have been used to provide for future annuity benefits in the annuity payout phase. Interest rates used in determining reserves for policy benefits during both the accumulation and annuity payout phases range from 3.5% to 13.5%.

1.9  RECOGNITION OF REVENUES AND COSTS

     Premium receipts for annuity contracts are classified as deposits instead of revenues. Revenues for these contracts consist of the mortality, expense and surrender charges. Gains (losses) from mortality guarantees under variable annuity contracts are recognized as they occur.


--------------------------------------------------------------------------------
                                                                               7

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Notes to Consolidated Financial Statements - Continued

December 31, 1998
--------------------------------------------------------------------------------

1.10 INCOME TAXES

     Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

     A valuation allowance for deferred tax assets is provided if all or some portion of the deferred tax asset may not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income. A change related to fluctuations in fair value of available-for-sale fixed maturity securities is included in accumulated other comprehensive income in stockholder's equity.

1.11 STATUTORY ACCOUNTING

     State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity (capital and surplus) that differ from GAAP. Net income and stockholder's equity as determined by statutory accounting practices at December 31 were as follows:

                            1998           1997           1996
                         ----------     ----------     ----------
Net income               $  169,855     $  237,719     $  213,686
                         ----------     ----------     ----------
Stockholder's equity     $1,236,522     $1,189,278     $1,077,366
                         ----------     ----------     ----------

1.12 COINSURANCE TRANSACTION

     On May 21, 1998, VALIC completed the acquisition of a block of individual annuity business in a coinsurance transaction. This transaction increased assets and insurance and annuity liabilities by $688,221.


                                       2

                                  INVESTMENTS

2.1  INVESTMENT INCOME

     Income by type of investment was as follows:

                                 1998           1997           1996
                              ----------     ----------     ----------
Non-affiliated fixed
  maturity securities         $1,664,325     $1,562,802     $1,471,879
Affiliated fixed
  maturity securities              2,761          2,588          2,851
Equity securities                    245            483            782
Mortgage loans on
  real estate                    112,781        123,591        140,492
Other                             62,680         53,543         51,040
                              ----------     ----------     ----------
  Gross investment income      1,842,792      1,743,007      1,667,044
  Investment expense              32,168         13,466         12,548
                              ----------     ----------     ----------
    Net investment income     $1,810,624     $1,729,541     $1,654,496
                              ----------     ----------     ----------

     The carrying value of investments that produced no investment income during 1998 totaled $313 or 0.001% of total invested assets. The ultimate disposition of these assets is not expected to have a material effect on VALIC's consolidated results of operations or financial position.

     Derivative financial instruments related to investment securities did not have a material effect on net investment income in any of the three years ended December 31, 1998.

2.2  REALIZED INVESTMENT GAINS (LOSSES)

     Realized investment gains (losses) were as follows:

                                    1998          1997          1996
                                  --------      --------      --------
Fixed maturity securities
  Gross gains                     $ 14,472      $ 35,087      $ 38,222
  Gross losses                     (49,745)      (29,012)      (36,805)
                                  --------      --------      --------
    Total fixed maturity
        securities                 (35,273)        6,075         1,417
                                  --------      --------      --------
Equity securities
  Gross gains                          158            31        15,867
  Gross losses                         (30)          (10)          (72)
                                  --------      --------      --------
    Total equity securities            128            21        15,795
                                  --------      --------      --------
Mortgage loans on real estate        8,811        21,647         4,635
Real estate                          6,673         3,802           389
Other long-term investments           (601)          (28)           (9)
DPAC amortization and
  investment expense                (8,009)      (11,282)         (676)
                                  --------      --------      --------
  Realized investment gains
    (losses) before taxes          (28,271)       20,235        21,551
Income tax expense (benefit)        (9,895)        7,082         7,543
                                  --------      --------      --------
  Net realized investment
    gains (losses)                $(18,376)     $ 13,153      $ 14,008
                                  --------      --------      --------

2.3  CASH FLOWS FROM INVESTING ACTIVITIES

     Uses of cash for investment purchases were as follows:

                                 1998             1997           1996
                              -----------     -----------     -----------
Fixed maturity securities     $ 5,469,258     $ 5,174,707     $ 5,299,390
Other                           9,711,149      13,228,306       9,583,881
                              -----------     -----------     -----------
  Total                       $15,180,407     $18,403,013     $14,883,271
                              -----------     -----------     -----------

     Sources of cash from investment dispositions and repayments were as follows:

                                 1998            1997            1996
                              -----------     -----------     -----------
Fixed maturity securities     $ 4,444,092     $ 4,223,740     $ 4,235,560
Mortgage loans on
  real estate                     240,954         298,670         280,389
Equity securities                   8,319           3,296          67,713
Real estate                        17,086          22,525           1,627
Other                          10,021,481      12,952,081       9,312,190
                              -----------     -----------     -----------
  Total                       $14,731,932     $17,500,312     $13,897,479
                              -----------     -----------     -----------


--------------------------------------------------------------------------------
8

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Notes to Consolidated Financial Statements - Continued

December 31, 1998
--------------------------------------------------------------------------------

2.4  FIXED MATURITY AND EQUITY SECURITIES

     VALUATION. Amortized cost and fair value of fixed maturity and equity securities at December 31 were as follows:

                                                        Amortized Cost               Gross Unrealized Gains
                                                -----------------------------     -----------------------------
                                                    1998             1997            1998             1997
                                                ------------     ------------     ------------     ------------
U.S. Treasury securities and
  obligations of U.S. government
  corporations and agencies                     $    299,377     $    175,771     $     38,019     $     25,101
Obligations of states and
  political subdivisions                              55,694           32,264            3,320            1,193
Debt securities issued by
  foreign governments                                232,406          248,838           16,911           14,018
Corporate securities                              16,153,147       15,207,118          933,904          755,877
Mortgage-backed securities                         4,947,963        4,959,198          227,160          214,418
Affiliated fixed maturity securities                  25,159           28,192             --                 67
Redeemable preferred stock                            19,463             --               --               --
                                                ------------     ------------     ------------     ------------
Total fixed maturity securities                 $ 21,733,209     $ 20,651,381     $  1,219,314     $  1,010,674
                                                ------------     ------------     ------------     ------------
Equity securities                               $    176,799     $      5,581     $     17,932     $        114
                                                ------------     ------------     ------------     ------------

                                                     Gross Unrealized Losses                   Fair Value
                                                     1998               1997              1998            1997
                                                 ------------       ------------      ------------     ------------
U.S. Treasury securities and
  obligations of U.S. government
  corporations and agencies                      $       (136)      $         (3)     $    337,260     $    200,869
Obligations of states and
  political subdivisions                                 --                 --              59,014           33,457
Debt securities issued by
  foreign governments                                    (210)            (1,988)          249,107          260,868
Corporate securities                                  (73,396)           (16,179)       17,013,655       15,946,816
Mortgage-backed securities                               (732)            (2,801)        5,174,391        5,170,815
Affiliated fixed maturity securities                     --                 --              25,159           28,259
Redeemable preferred stock                               --                 --              19,463             --
                                                 ------------       ------------      ------------     ------------
Total fixed maturity securities                  $    (74,474)      $    (20,971)     $ 22,878,049     $ 21,641,084
                                                 ------------       ------------      ------------     ------------
Equity securities                                $       (102)      $       (239)     $    194,629     $      5,456
                                                 ------------       ------------      ------------     ------------


2.4  FIXED MATURITY AND EQUITY SECURITIES- (CONTINUED)

     MATURITIES. The contractual maturities of fixed maturity securities at December 31, 1998 were as follows:

                                            Amortized         Fair
                                              Cost            Value
                                           -----------     -----------
Fixed maturity securities, excluding
  mortgage-backed securities, due
   In one year or less                     $   387,495     $   391,791
   In years two through five                 4,571,241       4,793,727
   In years six through ten                  7,580,048       8,010,517
   After ten years                           4,246,462       4,507,623
Mortgage-backed securities                   4,947,963       5,174,391
                                           -----------     -----------
       Total fixed maturity securities     $21,733,209     $22,878,049
                                           -----------     -----------

     Actual maturities may differ from contractual maturities since borrowers may have the right to call or prepay obligations. Corporate requirements and investment strategies may result in the sale of investments before maturity.

2.5  NET UNREALIZED GAINS (LOSSES) ON SECURITIES

     Net unrealized gains (losses) on fixed maturity and equity securities included in accumulated other comprehensive income at December 31 were as follows:

                                            1998             1997
                                         -----------      -----------
Gross unrealized gains                   $ 1,237,246      $ 1,010,788
Gross unrealized losses                      (74,576)         (21,210)
DPAC adjustments                            (339,163)        (511,037)
Deferred federal income taxes               (296,047)        (172,066)
                                         -----------      -----------
  Net unrealized gains on securities     $   527,460      $   306,475
                                         -----------      -----------

2.6  MORTGAGE LOANS ON REAL ESTATE

     DIVERSIFICATION. Diversification of the geographic location and type of property collateralizing mortgage loans reduces the concentration of credit risk. For new loans, VALIC requires loan-to-value ratios of 75% or less, based on management's credit assessment of the borrower.

     At December 31 the mortgage loan portfolio was distributed as follows:

                                1998             1997
                             -----------      -----------
Geographic distribution:
  Atlantic                   $   644,594      $   614,627
  Pacific and Mountain           327,969          355,006
  Central                        252,289          310,535
  Allowance for losses           (12,325)         (21,139)
                             -----------      -----------
    Total mortgage loans     $ 1,212,527      $ 1,259,029
                             -----------      -----------
Property type:
  Office                     $   467,219      $   467,326
  Retail                         359,368          396,934
  Industrial                     249,459          246,241
  Apartments                      93,476          145,272
  Residential and other           55,330           24,395
  Allowance for losses           (12,325)         (21,139)
                             -----------      -----------
    Total mortgage loans     $ 1,212,527      $ 1,259,029
                             -----------      -----------


--------------------------------------------------------------------------------
                                                                               9

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Notes to Consolidated Financial Statements - Continued

December 31, 1998
--------------------------------------------------------------------------------

2.6  MORTGAGE LOANS ON REAL ESTATE - (CONTINUED)

     ALLOWANCE. The allowance for mortgage loan losses was as follows:

                               1998          1997          1996
                             --------      --------      --------
Balance at January 1         $ 21,139      $ 44,577      $ 54,213
Recovery of mortgage
    loan losses                (6,541)      (18,178)       (2,967)
Deductions                     (2,273)       (5,260)       (6,669)
                             --------      --------      --------
  Balance at December 31     $ 12,325      $ 21,139      $ 44,577
                             --------      --------      --------

     IMPAIRED LOANS. Impaired mortgage loans on real estate and related interest income were as follows:

                                   1998       1997
                                 -------     -------
Impaired loans:
 With allowance*                 $13,470     $28,317
                                 -------     -------
    Total impaired loans         $13,470     $28,317
                                 -------     -------
Average investment               $20,893     $37,449
Interest income earned              --         2,887
Interest income - cash basis        --          --
                                 -------     -------

* Represents gross amounts before allowance for mortgage loan losses of $1,803 and $9,317, respectively.


                                        3
                    DEFERRED POLICY ACQUISITION COSTS (DPAC)

     Activity in DPAC was as follows:

                                     1998           1997           1996
                                   ---------      ---------      ---------
Balance at January 1               $ 392,346      $ 557,748      $ 182,546
Deferrals:
  Commissions                         83,359         76,327         62,760
  Other acquisition costs             76,419         61,328         54,058
Amortization:
  Accretion of interest               72,536         65,388         59,810
  Operating earnings                (127,610)      (107,489)       (91,011)
Offset to realized gains              (3,797)       (11,282)          (676)
Effect of net unrealized
  (gains) losses on securities       171,874       (249,674)       290,261
                                   ---------      ---------      ---------
Balance at December 31             $ 665,127      $ 392,346      $ 557,748
                                   ---------      ---------      ---------


                                        4
                        COST OF INSURANCE PURCHASED (CIP)

     Activity in CIP was as follows:

                                  1998           1997          1996
                                --------      ----------     ---------
Balance at January 1            $   --        $     --       $    --
Additions from acquisitions       23,915            --            --
Accretion of interest                733            --            --
Amortization                      (2,535)           --            --
                                --------      ----------     ---------
Balance at December 31          $ 22,113      $     --       $    --
                                --------      ----------     ---------

     CIP amortization, net of accretion, expected to be recorded in each of the next five years is $3,099, $2,644, $2,266, $1,920, and $1,763.


                                        5
                                  INCOME TAXES

5.1  TAX-SHARING AGREEMENT

     VALIC, combined with its Separate Accounts, is taxed as a life insurance company. VALIC and the Separate Accounts are included in the consolidated life insurance company tax return of AGC. VALIC participates in a tax-sharing agreement with the other companies included in the consolidated return. Under this agreement, tax payments are made to AGC as if the companies filed separate tax returns and companies incurring operating losses and/or capital losses are reimbursed for the use of these losses by the consolidated return group.

5.2  TAX LIABILITIES

     Components of income tax liabilities and assets at December 31 were as follows:

                                                1998           1997
                                              ---------      ---------
Current tax liabilities (assets)              $ (14,560)     $   2,027
                                              ---------      ---------
Deferred tax liabilities, applicable to:
  Basis differential of investments             438,190        368,591
  DPAC                                          229,803        134,541
  Other                                          31,996         18,576
                                              ---------      ---------
     Total deferred tax liabilities             699,989        521,708
                                              ---------      ---------
Deferred tax assets, applicable to:
  Policy reserves                              (134,409)      (138,555)
  Basis differential of investments              (1,920)        (1,545)
  Other                                          (7,424)        (6,563)
                                              ---------      ---------
     Total deferred tax assets                 (143,753)      (146,663)
                                              ---------      ---------
       Net deferred tax liabilities             556,236        375,045
                                              ---------      ---------
             Total income tax liabilities     $ 541,676      $ 377,072
                                              ---------      ---------


--------------------------------------------------------------------------------

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Notes to Consolidated Financial Statements - Continued

December 31, 1998
--------------------------------------------------------------------------------

5.3  TAX EXPENSE

Components of income tax expense were as follows:

                                1998          1997           1996
                              ---------     ---------      ---------
Current:
  Federal                     $  77,492     $ 114,138      $  99,560
  State                           2,154         3,099          2,842
                              ---------     ---------      ---------
    Total current income
       tax expense               79,646       117,237        102,402
                              ---------     ---------      ---------
Deferred, applicable to:
  DPAC                           35,105        29,113         29,308
  Policy reserves                 4,148       (14,920)       (18,581)
  Basis differential of
     investments                 12,484         3,569          2,754
  Other, net                      5,471         9,239          8,487
                              ---------     ---------      ---------
    Total deferred income
       tax expense               57,208        27,001         21,968
                              ---------     ---------      ---------
       Income tax expense     $ 136,854     $ 144,238      $ 124,370
                              ---------     ---------      ---------

     A reconciliation between the federal income tax rate and the effective tax rate follows:

                                  1998            1997           1996
                               ---------       ---------       ---------
Federal income tax rate               35%             35%             35%
Income tax expense at
  applicable rate              $ 147,461       $ 146,308       $ 127,679
Dividends received
  deduction                       (7,851)         (5,212)         (4,935)
Tax-exempt interest (ESOP)        (2,730)         (3,326)         (3,865)
State income taxes                 3,811           3,695           3,311
Other items                       (3,837)          2,773           2,180
                               ---------       ---------       ---------
  Income tax expense           $ 136,854       $ 144,238       $ 124,370
                               ---------       ---------       ---------

     Federal income taxes paid in 1998, 1997, and 1996 were $92,613, $106,338, and $114,478, respectively. State income taxes paid in 1998, 1997, and 1996 were $2,841, $2,978, and $3,060, respectively.


                                        6
                                 CAPITAL STOCK

     VALIC has two classes of capital stock: preferred stock ($1.00 par value with 2 million shares authorized) that may be issued with such dividend, liquidation, redemption, conversion, voting and other rights as the Board of Directors may determine, and common stock ($1.00 par value, 5 million shares authorized).

     VALIC is restricted by state insurance laws as to the amount it may pay as dividends without prior approval from the Texas Department of Insurance. The maximum dividend payout which may be made without prior approval in 1999 is $176,753.


                                       7
                        DERIVATIVE FINANCIAL INSTRUMENTS

     Interest rate and currency swap agreements related to investment securities at December 31 were as follows:

                                       1998             1997
                                    -----------      -----------
Interest rate swap agreements
  to pay fixed rate
     Notional amount                $   332,000      $   107,000
     Average receive rate                  5.97%            6.92%
     Average pay rate                      5.37             6.25
                                    -----------      -----------
Currency swap agreements
  (receive U.S.$/pay Canadian$)
     Notional amount (in U.S.$)     $   108,180      $   123,326
     Average exchange rate                 1.50             1.49
                                    -----------      -----------


     During 1998, VALIC purchased call swaptions and put swaptions that expire by 2000. The call swaptions had a notional amount of $950,000 and strike rates ranging from 3.5% to 4.5% at December 31, 1998. The put swaptions had a notional amount of $690,000 strike rates ranging from 8.0% to 8.5% at December 31, 1998. Should the strike rates remain below market rates for call swaptions and above market rates for put swaptions, the swaptions will expire, and VALIC's exposure would be limited to the premiums paid. These premiums were immaterial.

     CREDIT AND MARKET RISK. Derivative financial instruments expose VALIC to credit risk in the event of nonperformance by counterparties. VALIC limits this exposure by entering into agreements with counterparties having high credit ratings and by regularly monitoring the ratings. VALIC does not expect any counterparty to fail to meet its obligation; however, nonperformance would not have a material impact on VALIC's consolidated results of operations and financial position.

     VALIC's exposure to market risk is mitigated by the offsetting effects of changes in the value of the agreements and the related items being hedged.


--------------------------------------------------------------------------------
                                                                              11

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Notes to Consolidated Financial Statements - Continued

December 31, 1998
--------------------------------------------------------------------------------


                                        8
                      FAIR VALUE OF FINANCIAL INSTRUMENTS

     Carrying amounts and fair values for certain of VALIC's financial instruments at December 31 are presented below. Care should be exercised in drawing conclusions based on fair value, since (1) the fair values presented do not include the value associated with all VALIC's assets and liabilities, and
(2) the reporting of investments at fair value without a corresponding revaluation of related policyholder liabilities can be misinterpreted.

                                                     1998                             1997
                                           ------------------------------   ------------------------------
                                           Fair Value     Carrying Amount   Fair Value     Carrying Amount
                                           -----------    ---------------   -----------    ---------------
Assets
  Fixed maturity and equity securities     $23,072,678*     $ 23,072,678*   $21,646,540*     $21,646,540*
  Mortgage loans on real estate              1,251,515        1,212,527       1,288,702        1,259,029
  Policy loans                                 801,322          788,547         721,089          719,127
Liabilities
  Insurance investment contracts           $23,314,345      $23,218,626     $21,536,809      $21,994,804
                                           -----------      -----------     -----------      -----------

------------
* Includes derivative financial instruments with a fair value of $19,342 in 1998 and $2,967 in 1997.


     The following methods and assumptions were used to estimate the fair values of financial instruments.

     FIXED MATURITY AND EQUITY SECURITIES. Fair values of fixed maturity and equity securities were based on quoted market prices, where available. For investments not actively traded, fair values were estimated using values obtained from independent pricing services or, in the case of some private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality and average life of the investments.

     MORTGAGE LOANS ON REAL ESTATE. Fair value of mortgage loans was estimated primarily using discounted cash flows, based on contractual maturities and risk-adjusted discount rates.

     POLICY LOANS. Fair value of policy loans was estimated using discounted cash flows and actuarially-determined assumptions, incorporating market rates.

     INSURANCE INVESTMENT CONTRACTS. Fair value of insurance investment contracts was estimated using cash flows discounted at market interest rates.

                                        9
                     TRANSACTIONS WITH AFFILIATED COMPANIES

     In the ordinary course of business, VALIC is occasionally involved in transactions with affiliated companies. Transactions involving the purchase or disposal of securities are consummated at the market value of the security on the date of the transaction. Transactions with affiliated companies during each of the three years in the period ended December 31, 1998 were as follows:

     Operating expenses include $46,556 in 1998, $22,061 in 1997, and $17,533 in 1996, for amounts paid to AGC or its subsidiaries primarily for rent, data processing services, use of facilities and investment expenses. Interest paid on borrowings from AGC totaled $152 in 1998, $501 in 1997, and $455 in 1996.

     On November 4, 1982, VALIC invested $11,853 in 13 1U2% Restricted Subordinated Note due November 4, 2002 issued by AGC. The principal amount of the note is due November 4, 2002. Principal payments of $592 were received on November 4, 1998, 1997, and 1996. VALIC recognized $1,212 in interest income during 1998, $1,292 for 1997, and $1,372 for 1996.

     On December 31, 1984, VALIC entered into a $48,929 note purchase agreement with AGC. Under the agreement AGC issued an adjustable rate promissory note in exchange for VALIC's holdings of AGC preferred stock, common stock and warrants. The principal amount of the note is due in 20 equal installment payments commencing December 29, 1985 and concluding December 29, 2004. Principal payments of $2,446 were received on December 29, 1998, 1997, and 1996. VALIC recognized $1,048, $1,296, and $1,479 of interest income on the note during 1998, 1997, and 1996, respectively.

     On May 15, 1996, VALIC sold SC Financial Corp Mortgage Notes with a book value of $13,000 to American General Life Insurance Company of NY. Proceeds from the sale totaled $13,033 with a profit of $33 recognized on the transaction.

     VALIC paid common stock dividends of $181,000, $50.63 per share; $379,000, $106.01 per share; and $111,000, $31.05 per share, in 1998, 1997, and 1996, respectively.

     VALIC received capital contributions of $55,200, $67,000, $250,000, and $75,000 from AGL on June 30, 1998, December 31, 1998, March 31, 1997, and
December 30, 1996, respectively.


--------------------------------------------------------------------------------
12

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Notes to Consolidated Financial Statements - Continued

December 31, 1998
--------------------------------------------------------------------------------

9.   TRANSACTIONS WITH AFFILIATED COMPANIES - (CONTINUED)

     VALIC acquired bonds of various issuers from American General Life and Accident Insurance Company at a cost of $22,154 and $25,892 on January 30, 1997, and April 8, 1997, respectively.

     On December 5, 1997, VALIC acquired bonds of various issuers from Western National Life Insurance Company at a cost of $129,715.

                                       10
                         COMMITMENTS AND CONTINGENCIES

     VALIC is a defendant in various lawsuits arising in the normal course of business. VALIC believes it has valid defenses in these lawsuits and is defending the cases vigorously. VALIC also believes that the total amounts that would ultimately have to be paid arising from these lawsuits would have no material effect on its consolidated financial position.

     All 50 states have laws requiring solvent life insurance companies to pay assessments to state guaranty associations to protect the interests of policyholders of insolvent life insurance companies. State guaranty fund expense included in operating costs and expenses was $37, $30, and $2,678, for the years ended December 31, 1998, 1997, and 1996, respectively. The accrued liability for anticipated assessments was $4,782, $7,402, and $13,661, at December 31, 1998, 1997, and 1996, respectively. The 1998 liability was estimated by VALIC using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. Although the amount accrued represents VALIC's best estimate of its liability, this estimate may change in the future. Additionally, changes in state laws could decrease the amount recoverable against future premium taxes.


                                       11
                             EMPLOYEE BENEFIT PLANS

11.1 PENSION PLANS

     VALIC participates in several employee benefit plans which together cover substantially all of its employees. One of these plans is a defined benefit plan. Pension benefits under this plan are based on the participant's average monthly compensation and length of credited service. VALIC's funding policy for this plan is to contribute annually no more than the maximum amount that can be deducted for federal income tax purposes.

11.1 PENSION PLANS - (CONTINUED)

     The components of pension expense and underlying assumptions for the defined benefit plan were as follows:

                                      1998         1997          1996
                                     -------      -------       -------
Service cost (benefits earned)
  during period                      $ 1,342      $ 1,091       $   917
Interest cost on projected
  benefit obligation                   1,346        1,145           843
Expected return  on  plan assets      (1,102)        (801)         (575)
Amortization of unrecognized
  net asset existing at date of
  initial application                   --           --             (23)
Amortization of unrecognized
  prior service cost                      66           54            44
Actuarial gain                           (33)        --            --
                                     -------      -------       -------
  Total pension expense              $ 1,619      $ 1,489       $ 1,206
                                     -------      -------       -------
Weighted-average discount rate
  on benefit obligation                 7.00%        7.25%         7.50%
Rate of increase in
  compensation levels                   4.25         4.00          4.00
Expected long-term rate of
  return on plan assets                10.25        10.00         10.00
                                     -------      -------       -------

     The following table sets forth the funded status and amounts recognized in the Consolidated Balance Sheet at December 31, 1998 and 1997 for VALIC's defined benefit pension plan:

                                                1998          1997
                                              --------      --------
Projected benefit obligation                  $ 21,125      $ 17,394
Plan assets at fair value                       14,921        11,759
                                              --------      --------
Projected benefit obligation in excess of
  plan assets                                   (6,204)       (5,635)
Unrecognized net gain                              738         2,162
Unrecognized prior service cost                    487            26
                                              --------      --------
    Net pension liability                     $ (4,979)     $ (3,447)
                                              --------      --------

     Equity and fixed maturity securities were 66% and 32%, respectively, of the plan's assets at the plan's most recent balance sheet dates. The remaining plan assets consisted primarily of cash equivalents and investment-related receivables.

11.2 POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

     VALIC, through AGC, has life, medical, supplemental major medical, and dental plans for certain retired employees and agents. Most plans are contributory, with retiree contributions adjusted annually to limit employer contributions to predetermined amounts. VALIC has reserved the right to change or eliminate these benefits at any time.


--------------------------------------------------------------------------------
                                                                              13

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Notes to Consolidated Financial Statements - Continued

December 31, 1998
--------------------------------------------------------------------------------

11.2 POSTRETIREMENT BENEFITS OTHER THAN PENSIONS - (CONTINUED)

     The life plans are fully insured; the retiree medical and dental plans are unfunded and self-insured. The accrued liability for postretirement benefits was $2,388 and $1,784 at year-end 1998 and 1997, respectively. These liabilities were discounted at the same rates used for the pension plans. Postretirement benefit expense in 1998, 1997, and 1996 was $275, $295, and $282, respectively.

                                       12
                        IMPACT OF YEAR 2000 (UNAUDITED)

     INTERNAL SYSTEMS. VALIC has numerous technology systems that are managed on a decentralized basis. Year 2000 readiness efforts are therefore being undertaken by its key business units with centralized oversight. Each business unit has developed and is implementing a plan to minimize the risk of a significant negative impact on its operations.

     While the specifics of the plans vary, the plans include the following activities: (1) perform an inventory of VALIC's information technology and non-information technology systems; (2) assess which items in the inventory may expose VALIC to business interruptions due to Year 2000 issues; (3) reprogram or replace systems that are not Year 2000 ready, (4) test systems to prove that they will function into the next century as they do currently, and (5) return the system to operations. As of December 31, 1998, these activities have been completed for substantially all of VALIC's critical systems, making them Year 2000 ready. Vendor upgrades for a small number of systems are expected in the first half of 1999; therefore, activities (3) through (5) are ongoing for these systems. VALIC will continue to test its systems throughout 1999 to maintain Year 2000 readiness.

     THIRD PARTY RELATIONSHIPS. VALIC has relationships with various third parties who also must be Year 2000 ready. These third parties provide (or receive) resources and services to (or from) VALIC and include organizations with which VALIC exchanges information. Third parties include vendors of hardware, software, and information services; providers of infrastructure services such as voice and data communications and utilities for office facilities; investors; customers; distribution channels; and joint venture partners. Third parties differ from internal systems in that VALIC exercises less, or no, control over their Year 2000 readiness. VALIC has developed a plan to assess and attempt to mitigate the risks associated with the potential failure of third parties to achieve Year 2000 readiness. The plan includes the following activities: (1) identify and classify third party dependencies; (2) research, analyze, and document Year 2000 readiness for critical third parties; and (3) test critical hardware and software products and electronic interfaces. A more detailed evaluation will be completed during first quarter 1999 as part of VALIC's contingency planning efforts. Due to the various stages of third parties' Year 2000 readiness, VALIC's testing activities will extend throughout 1999.

     CONTINGENCY PLANS. VALIC has commenced contingency planning to reduce the risk of Year 2000 related business failures. The contingency plans, which address both internal systems and third party relationships, include the following activities: (1) evaluate the consequences of failure of business processes with significant exposure to Year 2000 risk, (2) determine the probability of a Year 2000-related failure for those processes that have a high consequence of failure; (3) develop an action plan to complete contingency plans for those processes that rank high in consequence and probability of failure; and (4) complete the applicable action plans. VALIC is currently developing contingency plans and expects to substantially complete all contingency-planning activities by April 30, 1999.

     RISKS AND UNCERTAINTIES. Based on its plans to make internal systems ready for Year 2000, to deal with third party relationships, and to develop contingency actions, VALIC believes that it will experience, at most, isolated and minor disruptions of business processes following the turn of the century. Such disruptions are not expected to have a material effect on VALIC's future results of operations, liquidity, or financial condition. However, due to the magnitude and complexity of this project, risks and uncertainties exist and VALIC is not able to predict a most reasonably likely worst case scenario. If Year 2000 readiness is not achieved due to nonperformance by significant third party vendors, VALIC's failure to maintain critical systems as Year 2000 ready, failure of critical third parties to achieve Year 2000 readiness on a timely basis, or other unforeseen circumstances in completing VALIC's plans, the Year 2000 issues could have a material adverse impact on VALIC's operations following the turn of the century.

     COSTS. Through December 31, 1998, VALIC has incurred and expensed $27 million (pretax) related to Year 2000 readiness, including $20 million incurred during 1998. VALIC currently anticipates that it will incur future costs of approximately $2 million (pretax) to maintain Year 2000 readiness, complete Year 2000 work on noncritical systems and third party relationships, and complete contingency planning activities. In addition, VALIC accelerated the planned replacement of certain systems as part of the Year 2000 plans.


--------------------------------------------------------------------------------
14

================================================================================
                                CHAIRMAN'S LETTER                              1
================================================================================



TO OUR PARTICIPANTS:

We are pleased to present the December 31, 1998, Annual Report to Contract Owners for Separate Account A of The Variable Annuity Life Insurance Company. A summary of the change in unit value for each fund and each product series (Portfolio Director 1, Portfolio Director 2, Portfolio Director Plus, Independence Plus, Group Unit Purchase and Impact) appears on pages two and three.

1998 was a volatile year for investors around the world. Problems that began in Asia in late 1997 circled the globe throughout 1998. Central banks, fearing the worst lowered interest rates in the fourth quarter of 1998. The result was an unexpected and dramatic rise in stock and bond prices worldwide.

The year was marked by extreme flight to quality. Investors general preference was for larger cap growth in stocks over small cap value stocks, and U.S. Treasury Securities.

The Standard & Poor's 500 Index, dominated by large cap, high-growth technology and global consumer product companies, had a total return of 28.58%. The top 15 stocks alone accounted for half of the performance. It was a difficult year for active equity fund managers, as almost 90% of the active managers lagged the S&P 500 Index returns. Also, the S&P 500 Index returns for the year outperformed over 71% of all U.S.-traded common stocks. The medium to small-cap companies lagged, with the large companies S&P MidCap 400 Index returning 6.27% and the S&P SmallCap 600 Index, producing a negative 1.31%.

There was a greater variability in returns between growth and value components of the equity indices. In the large capitalization arena, S&P 500/BARRA Growth Index returned an outstanding 42.16%, while the S&P 500/BARRA Value Index returned 14.67%. In the mid-cap sector, the S&P 400/BARRA Growth Index returned 34.86% compared to the S&P 400/BARRA Value Index return of 4.67%. However, the small cap equity returns experienced wide variability, with the S&P SmallCap 600/BARRA Growth Index returning 2.29%, and the S&P SmallCap 600/BARRA Value returning a negative 5.06%.

Globally, the pattern of investment results was very similar to the U.S. equity returns. The MSCI world Index returned 22%. The top quintile of growth stocks outperformed the bottom quintile of value stocks by over two times with returns of 48% and 17%, respectively.

The yield on the 30 year Treasury bond opened the year at 5.92% and declined to 5.10% by the end of 1998, as the Federal Reserve lowered the federal fund rate three times between September 29 and November 17, leaving the target rate at 4.75%.

For the year, the bond market return, reflected in the Lehman Aggregate Bond Index, was 8.69% with the long U.S. Treasury Index showing the highest return of 13.52%, followed by the Long Corporate AA/Better Index 10.52%, and the High Yield Index with 1.60%. Throughout the developed world international bond prices appreciated as yields declined.

While international markets outside of North America and Europe remain unsettled, the U.S. economy is experiencing unprecedented prosperity and growth. Furthermore, with worldwide inflation rates low, and the Federal Reserve weary of weakness in Asia and emerging markets, it appears that we can expect a continuation of the current stable rate environment.

If you have any questions about your contract or this report, we would be happy to hear from you.

                                  Respectfully,


                                  /s/ THOMAS L. WEST, JR.


                                  Thomas L. West, Jr., Chairman
                                  The Variable Annuity Life Insurance Company



February 18, 1999




This report is not authorized for distribution as advertising or sales literature. This report is published exclusively for the information of the variable annuity contract owners of the Company in accordance with section 30
(d) of the Investment Company Act of 1940.

"S&P 500(R)" and "Standard & Poor's MidCap 400 Index" are trademarks of Standard & Poor's Corporation (S&P). The Stock Index Fund and MidCap Index Fund are not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the funds. The Russell 2000(R) Index is a trademark / service mark of the Frank Russell Company. Russell(TM) is a trademark of the Frank Russell Company.

================================================================================
2                               CHAIRMAN'S LETTER
================================================================================




                                                                                GROUP                                    PORTFOLIO
                                                                                 UNIT                    INDEPENDENCE    DIRECTOR
                                                                               PURCHASE      IMPACT         PLUS             1
                                                                               DIVISION      DIVISION      DIVISION      DIVISION
                                                                             ------------  ------------  ------------  ------------
INTERNATIONAL GROWTH
   AGSPC International Equities Fund .....................................             --            --            11           11
   Putnam Global Growth Fund .............................................             --            --            --           --
   Templeton Foreign Fund ................................................             --            --            --           --
   Templeton International Fund ..........................................             --            --            --           20

AGGRESSIVE GROWTH
   AGSPC Science & Technology Fund .......................................             --            --            --           17
   AGSPC Small Cap Index Fund ............................................             --            --            14           14
   Dreyfus Variable Investment Fund - Small Cap Portfolio ................                           --            --           18
   Putnam New Opportunities Fund .........................................             --            --            --           --
   Putnam OTC & Emerging Growth Fund .....................................             --            --            --           --

GROWTH
   AGSPC Growth Fund .....................................................             --            --            --           15
   AGSPC MidCap Index Fund ...............................................             --             4             4            4
   American Century - Twentieth Century Ultra Fund .......................             --            --            --           --
   Founders Growth Fund ..................................................             --            --            --           --

GROWTH & INCOME
   AGSPC Growth & Income Fund ............................................             --            --            --           16
   AGSPC Social Awareness Fund ...........................................             --            --            12           12
   AGSPC Stock Index Fund ................................................         10A,10B           10D           10C          10C
   Neuberger Berman Guardian Trust .......................................             --            --            --           --
   Scudder Growth and Income Fund ........................................             --            --            --           --
   Vanguard Windsor II Fund ..............................................             --            --            --           --

BALANCED GROWTH - INTERNATIONAL
   Templeton Asset Allocation Fund .......................................             --            --            --           19

BALANCED GROWTH - DOMESTIC
   AGSPC Asset Allocation Fund ...........................................             --             5             5            5
   Vanguard Wellington Fund ..............................................             --            --            --           --

CURRENT INCOME
   AGSPC International Government Bond Fund ..............................             --            --            13           13

CURRENT INCOME & CAPITAL PRESERVATION
   AGSPC Capital Conservation Fund .......................................             --             1             7            7
   AGSPC Government Securities Fund ......................................             --            --             8            8
   Vanguard Fixed Income Securities Fund - Long-Term Corporate Fund ......             --            --            --           --
   Vanguard Fixed Income Securities Fund - Long-Term Treasury Fund .......             --            --            --           --

LIQUIDITY & CAPITAL PRESERVATION
   AGSPC Money Market Fund ...............................................             --             2             6            6

                                                                                                               YEAR TO DATE
                                                                                                                TOTAL RETURNS
                                                                             PORTFOLIO       PORTFOLIO         FOR YEAR ENDING
                                                                              DIRECTOR       DIRECTOR            DECEMBER 31,
                                                                                 2             PLUS        ----------------------
                                                                              DIVISION       DIVISION         1998       1997
                                                                             ------------   ------------   ----------  ----------
INTERNATIONAL GROWTH
   AGSPC International Equities Fund .....................................             --             11        17.57%       1.18%
   Putnam Global Growth Fund .............................................             28             28        27.48       12.20
   Templeton Foreign Fund ................................................             32             32        (5.82)       5.57
   Templeton International Fund ..........................................             --             20         7.95       12.54

AGGRESSIVE GROWTH
   AGSPC Science & Technology Fund .......................................             17             17        40.71        1.57
   AGSPC Small Cap Index Fund ............................................             --             14        (2.92)      21.18
   Dreyfus Variable Investment Fund - Small Cap Portfolio ................             --             18        (4.51)      15.37
   Putnam New Opportunities Fund .........................................             26             26        23.12       21.31
   Putnam OTC & Emerging Growth Fund .....................................             27             27         9.87        9.08

GROWTH
   AGSPC Growth Fund .....................................................             15             15        16.96       19.80
   AGSPC MidCap Index Fund ...............................................             --              4        17.80       30.45
   American Century - Twentieth Century Ultra Fund .......................             31             31        33.14       21.74
   Founders Growth Fund ..................................................             30             30        23.76       25.25

GROWTH & INCOME
   AGSPC Growth & Income Fund ............................................             --             16        13.41       22.60
   AGSPC Social Awareness Fund ...........................................             12             12        26.03       32.52
   AGSPC Stock Index Fund ................................................             10C            10C       27.14       31.77
   Neuberger Berman Guardian Trust .......................................             29             29         1.34       16.66
   Scudder Growth and Income Fund ........................................             21             21         4.99       28.80
   Vanguard Windsor II Fund ..............................................             24             24        14.90       30.70

BALANCED GROWTH - INTERNATIONAL
   Templeton Asset Allocation Fund .......................................             --             19         5.07       14.07

BALANCED GROWTH - DOMESTIC
   AGSPC Asset Allocation Fund ...........................................             --              5        17.19       21.40
   Vanguard Wellington Fund ..............................................             25             25        10.65       21.65

CURRENT INCOME
   AGSPC International Government Bond Fund ..............................             13             13        15.92       (5.79)

CURRENT INCOME & CAPITAL PRESERVATION
   AGSPC Capital Conservation Fund .......................................             --              7         6.30        7.49
   AGSPC Government Securities Fund ......................................             --              8         7.86        7.83
   Vanguard Fixed Income Securities Fund - Long-Term Corporate Fund ......             22             22         8.04       12.32
   Vanguard Fixed Income Securities Fund - Long-Term Treasury Fund .......             23             23        11.82       12.44

LIQUIDITY & CAPITAL PRESERVATION
   AGSPC Money Market Fund ...............................................              6              6         4.12        4.13



The total returns displayed show value after all management, administration fees and fund expenses and do not include potential sales charges or maintenance fees, if applicable. For total return information over a longer period, see the Portfolio Director 1 and 2 prospectuses. The performance shown represents past performance. The principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance does not guarantee future returns.

================================================================================
                                CHAIRMAN'S LETTER                             3
================================================================================



                                                                Group                                 Portfolio     Portfolio
                                                                 Unit                   Independence  Director      Director
                                                               Purchase      Impact         Plus          1            2

------------------------------------------------------------------------------------------------------------------------------------
                                                               Division      Division     Division     Division     Division
                                                               ----------   ----------   ----------   ----------   ----------
ACTIVELY MANAGED EQUITY FUNDS

   American General International Growth Fund ..............           --           --           --           --           --
   American General Large Cap Growth Fund ..................           --           --           --           --           --
   American General Mid Cap Growth Fund ....................           --           --           --           --           --
   American General Small Cap Growth Fund ..................           --           --           --           --           --
   American General INternational Value Fund ...............           --           --           --           --           --
   American General Large Cap Value Fund ...................           --           --           --           --           --
   American General Mid Cap Value Fund .....................           --           --           --           --           --
   American General Small Cap Value Fund ...................           --           --           --           --           --
   T. Rowe Price Small-Cap Stock Fund ......................           --           --           --           --           --

SPECIALTY EQUITY FUND

   American General Socially Responsible Fund ..............           --           --           --           --           --

BALANCED FUNDS

   American General Balanced Fund ..........................           --           --           --           --           --

INCOME FUNDS

   American General High Yield Bond Fund ...................           --           --           --           --           --
   American General Strategic Bond Fund ....................           --           --           --           --           --
   American General Domestic Bond Fund .....................           --           --           --           --           --
   American General Core Bond Fund .........................           --           --           --           --           --

MONEY MARKET FUND

   American General Money Market Fund ......................           --           --           --           --           --

LIFESTYLE FUNDS

   American General Growth Lifestyle Fund ..................           --           --           --           --           --
   American General Moderate Growth Lifestyle Fund .........           --           --           --           --           --
   American General Conservative Growth Lifestyle Fund .....           --           --           --           --           --
   Vanguard LifeStrategy Growth ............................           --           --           --           --           --
   Vanguard LifeStrategy Moderate Growth ...................           --           --           --           --           --
   Vanguard LifeStrategy Conservative Growth ...............           --           --           --           --           --

                                                                             Year To Date
                                                                             Total Returns
                                                             Portfolio      For Year Ending
                                                             Director         December 31,
                                                               Plus      ------------------------
                                                             Division       1998         1997
                                                             ---------   ----------   ----------
ACTIVELY MANAGED EQUITY FUNDS

   American General International Growth Fund ..............        33       5.17(a)      N/A
   American General Large Cap Growth Fund ..................        39      24.08(a)      N/A
   American General Mid Cap Growth Fund ....................        37      34.77(a)      N/A
   American General Small Cap Growth Fund ..................        35      34.94(a)      N/A
   American General International Value Fund ...............        34      14.99(a)      N/A
   American General Large Cap Value Fund ...................        40      24.66(a)      N/A
   American General Mid Cap Value Fund .....................        38      25.47(a)      N/A
   American General Small Cap Value Fund ...................        36      16.53(a)      N/A
   T. Rowe Price Small-Cap Stock Fund ......................        51      14.10(b)      N/A

SPECIALTY EQUITY FUND

   American General Socially Responsible Fund ..............        41      27.78(a)      N/A

BALANCED FUNDS

   American General Balanced Fund ..........................        42      17.01(a)      N/A

INCOME FUNDS

   American General High Yield Bond Fund ...................        60       5.31(a)      N/A
   American General Strategic Bond Fund ....................        59       4.99(a)      N/A
   American General Domestic Bond Fund .....................        43       4.44(a)      N/A
   American General Core Bond Fund .........................        58       2.92(a)      N/A

MONEY MARKET FUND

   American General Money Market Fund ......................        44       1.33(a)      N/A

LIFESTYLE FUNDS

   American General Growth Lifestyle Fund ..................        48      19.25(a)      N/A
   American General Moderate Growth Lifestyle Fund .........        49      18.54(a)      N/A
   American General Conservative Growth Lifestyle Fund .....        50      16.20(a)      N/A
   Vanguard LifeStrategy Growth ............................        52      16.81(b)      N/A
   Vanguard LifeStrategy Moderate Growth ...................        53      12.59(b)      N/A
   Vanguard LifeStrategy Conservative Growth ...............        54       8.40(b)      N/A

(a)      Since August 26, 1998, initial capitalizations of Fund. See Note C.

(b)      Since September 22, 1998, inception of the Division.

The total returns displayed show value after all management, administration fees and fund expenses and do not include potential sales charges or maintenance fees, if applicable. For total return information over a longer period, see the Portfolio Director 1 and 2 prospectuses. The performance shown represents past performance. The principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance does not guarantee future returns.

                           [Intentionally Left Blank]

================================================================================
                              FINANCIAL STATEMENTS                             5
================================================================================

STATEMENT OF NET ASSETS
December 31, 1998

ASSETS:                                                                                             ALL DIVISIONS
                                                                                                  ----------------
Total investment in shares of mutual funds, at market (cost $11,178,484,452) ..................   $ 14,587,138,409
Balance due from VALIC general account ........................................................          4,821,209
                                                                                                  ----------------
NET ASSETS ....................................................................................     14,591,959,618
                                                                                                  ================

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
Reserves for redeemable annuity contracts
   (Net of applicable contract loans -- partial withdrawals with right of reinvestment) .......   $ 14,481,888,528
Reserves for annuity contracts on benefit .....................................................         22,530,083
Capital surplus (Note C) ......................................................................         87,541,007
                                                                                                  ----------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS .............................................   $ 14,591,959,618
                                                                                                  ================

STATEMENT OF OPERATIONS
For the year ended December 31, 1998

INVESTMENT INCOME:                                                                                  ALL DIVISIONS
                                                                                                  ----------------
Dividends from mutual funds ...................................................................   $    161,161,461
                                                                                                  ----------------

EXPENSES:
Mortality and expense risk charge .............................................................        133,464,532
Reimbursement of expenses (Note C) ............................................................         (5,204,060)
                                                                                                  ----------------
Total expenses ................................................................................        128,260,472
                                                                                                  ----------------
NET INVESTMENT INCOME .........................................................................         32,900,989
                                                                                                  ----------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments ..............................................................        256,062,773
Capital gains distributions from mutual funds .................................................        599,950,475
Net unrealized appreciation of investments during the period ..................................      1,171,591,133
                                                                                                  ----------------
Net realized and unrealized gain on investments ...............................................      2,027,604,381
                                                                                                  ----------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............................................   $  2,060,505,370
                                                                                                  ================


STATEMENTS OF CHANGES IN NET ASSETS                                                                 ALL DIVISIONS
                                                                                          ------------------------------------
                                                                                                1998                1997
                                                                                          ----------------    ----------------
OPERATIONS:
Net investment income .................................................................   $     32,900,989    $     30,758,096
Net realized gain on investments ......................................................        256,062,773         161,505,567
Capital gains distributions from mutual funds .........................................        599,950,475         289,703,358
Net unrealized appreciation of investments during the period ..........................      1,171,591,133       1,001,756,337
                                                                                          ----------------    ----------------
   Increase in net assets resulting from operations ...................................      2,060,505,370       1,483,723,358
                                                                                          ----------------    ----------------

PRINCIPAL TRANSACTIONS:
Purchase payments .....................................................................      2,363,611,528       1,798,552,034
Surrenders of accumulation units by terminations, withdrawals, and maintenance fees ...       (576,063,916)       (328,105,329)
Annuity benefit payments ..............................................................         (2,688,910)         (2,273,125)
Amounts transferred from VALIC general account ........................................        419,281,138         518,857,110
                                                                                          ----------------    ----------------
   Increase in net assets resulting from principal transactions .......................      2,204,139,840       1,987,030,690
                                                                                          ----------------    ----------------
Total increase in net assets ..........................................................      4,264,645,210       3,470,754,048

NET ASSETS:
Beginning of period ...................................................................     10,327,314,408       6,856,560,360
                                                                                          ----------------    ----------------
End of period .........................................................................   $ 14,591,959,618    $ 10,327,314,408
                                                                                          ================    ================



SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
6                             FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF NET ASSETS
December 31, 1998
                                                                             AGSPC           PUTNAM
                                                                         INTERNATIONAL       GLOBAL       TEMPLETON      TEMPLETON
                                                                           EQUITIES          GROWTH        FOREIGN     INTERNATIONAL
                                                                             FUND -          FUND -         FUND -         FUND -
                                                                          DIVISION 11     DIVISION 28    DIVISION 32    DIVISION 20
                                                                         -------------   -------------  -------------  -------------
ASSETS:

Investment in shares of mutual funds, at market .......................  $ 148,718,766   $ 162,850,092  $ 218,291,648  $ 769,418,093
Balance due (to) from VALIC general account ...........................       (444,384)        244,949        176,625         78,110
                                                                         -------------   -------------  -------------  -------------
NET ASSETS ............................................................  $ 148,274,382   $ 163,095,041  $ 218,468,273  $ 769,496,203
                                                                         =============   =============  =============  =============

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:

Reserves for redeemable annuity contracts (Net of applicable
  contract loans -- partial withdrawals with right of reinvestment) ...  $ 148,099,853   $ 163,052,748  $ 218,427,558  $ 769,292,514
Reserves for annuity contracts on benefit .............................        174,529          42,293         40,715        203,689
Capital Surplus (Note C) ..............................................             --              --             --             --
                                                                         -------------   -------------  -------------  -------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS .....................  $ 148,274,382   $ 163,095,041  $ 218,468,273  $ 769,496,203
                                                                         =============   =============  =============  =============

STATEMENTS OF NET ASSETS
December 31, 1998
                                                                    AMERICAN CENTURY -
                                                                        TWENTIETH       FOUNDERS        AGSPC           AGSPC
                                                                         CENTURY         GROWTH        GROWTH &         SOCIAL
                                                                       ULTRA FUND -      FUND -      INCOME FUND -  AWARENESS FUND -
                                                                        DIVISION 31    DIVISION 30    DIVISION 16     DIVISION 12
                                                                       -------------  -------------  -------------  -------------
ASSETS:

Investment in shares of mutual funds, at market .....................  $ 366,344,764  $ 412,424,559  $ 285,113,626  $ 434,890,057
Balance due (to) from VALIC general account .........................        495,565        496,361        114,285        251,402
                                                                       -------------  -------------  -------------  -------------
NET ASSETS ..........................................................  $ 366,840,329  $ 412,920,920  $ 285,227,911  $ 435,141,459
                                                                       =============  =============  =============  =============

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:

Reserves for redeemable annuity contracts (Net of applicable contract loans -- partial withdrawals with right of reinvestment)..  $ 366,789,363  $ 412,850,610  $ 285,171,395  $ 435,010,800
Reserves for annuity contracts on benefit ...........................         50,966         70,310         56,516        130,659
Capital Surplus (Note C) ............................................             --             --             --             --
                                                                       -------------  -------------  -------------  -------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ...................  $ 366,840,329  $ 412,920,920  $ 285,227,911  $ 435,141,459
                                                                       =============  =============  =============  =============

STATEMENTS OF NET ASSETS
December 31, 1998
                                                                                           AGSPC                           AGSPC
                                                                         TEMPLETON         ASSET         VANGUARD      INTERNATIONAL
                                                                      ASSET ALLOCATION   ALLOCATION     WELLINGTON       GOVERNMENT
                                                                           FUND -          FUND -         FUND -         BOND FUND -
                                                                         DIVISION 19      DIVISION 5    DIVISION 25     DIVISION 13
                                                                        -------------   -------------  -------------   -------------
ASSETS:

Investment in shares of mutual funds, at market ......................  $ 324,138,930   $ 227,493,681  $ 406,576,731   $ 169,141,402
Balance due (to) from VALIC general account ..........................        (10,923)         41,476        (66,066)         66,807
                                                                        -------------   -------------  -------------   -------------
NET ASSETS ...........................................................  $ 324,128,007   $ 227,535,157  $ 406,510,665   $ 169,208,209
                                                                        =============   =============  =============   =============

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:

Reserves for redeemable annuity contracts (Net of applicable
  contract loans -- partial withdrawals with right of reinvestment) ..  $ 323,829,380   $ 227,370,013  $ 406,457,643   $ 169,153,179
Reserves for annuity contracts on benefit ............................        298,627         165,144         53,022          55,030
Capital Surplus (Note C) .............................................             --              --             --              --
                                                                        -------------   -------------  -------------   -------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ....................  $ 324,128,007   $ 227,535,157  $ 406,510,665   $ 169,208,209
                                                                        =============   =============  =============   =============


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                              7
================================================================================


    AGSPC            AGSPC        DREYFUS VARIABLE      PUTNAM         PUTNAM OTC &                        AGSPC
  SCIENCE &        SMALL CAP         INVESTMENT          NEW             EMERGING          AGSPC           MIDCAP
  TECHNOLOGY         INDEX        FUND - SMALL CAP   OPPORTUNITIES        GROWTH           GROWTH          INDEX
   FUND -            FUND -          PORTFOLIO -         FUND -           FUND -           FUND -          FUND -
 DIVISION 17      DIVISION 14        DIVISION 18      DIVISION 26      DIVISION 27      DIVISION 15       DIVISION 4
--------------   --------------    --------------   --------------   --------------   --------------   --------------
$1,357,008,368   $  225,671,866    $  801,729,449   $  411,790,940   $  142,153,064   $1,213,041,349   $  850,345,675
       233,960           (1,195)          277,466          622,014          158,931          219,257          159,959
--------------   --------------    --------------   --------------   --------------   --------------   --------------
$1,357,242,328   $  225,670,671    $  802,006,915   $  412,412,954   $  142,311,995   $1,213,260,606   $  850,505,634
==============   ==============    ==============   ==============   ==============   ==============   ==============


$1,356,787,386   $  225,553,498    $  801,796,471   $  412,396,437   $  142,270,946   $1,212,743,548   $  850,117,314
       454,942          117,173           210,444           16,517           41,049          517,058          388,320
            --               --                --               --               --               --               --
--------------   --------------    --------------   --------------   --------------   --------------   --------------
$1,357,242,328   $  225,670,671    $  802,006,915   $  412,412,954   $  142,311,995   $1,213,260,606   $  850,505,634
==============   ==============    ==============   ==============   ==============   ==============   ==============



                                                                       NEUBERGER
                                                                        BERMAN         SCUDDER            VANGUARD
                AGSPC STOCK INDEX FUND                                 GUARDIAN        GROWTH AND        WINDSOR II
------------------------------------------------------------------       TRUST -      INCOME FUND -         FUND -
 DIVISION 10A      DIVISION 10B     DIVISION 10C     DIVISION 10D     DIVISION 29      DIVISION 21       DIVISION 24
--------------    --------------   --------------   --------------   --------------   --------------   --------------
$  548,095,924    $   42,538,426   $3,335,722,002   $   56,510,591   $   61,347,128   $  247,754,620   $  651,075,950
      (342,049)           10,450        1,070,137            2,453           22,721          213,888          339,032
--------------    --------------   --------------   --------------   --------------   --------------   --------------
$  547,753,875    $   42,548,876   $3,336,792,139   $   56,513,044   $   61,369,849   $  247,968,508   $  651,414,982
==============    ==============   ==============   ==============   ==============   ==============   ==============


$  533,364,910    $   40,484,822   $3,334,328,831   $   56,292,876   $   61,355,625   $  247,893,617   $  651,232,580
    14,388,965         2,064,054        2,463,308          220,168           14,224           74,891          182,402
            --                --               --               --               --               --               --
--------------    --------------   --------------   --------------   --------------   --------------   --------------
$  547,753,875    $   42,548,876   $3,336,792,139   $   56,513,044   $   61,369,849   $  247,968,508   $  651,414,982
==============    ==============   ==============   ==============   ==============   ==============   ==============


                                        AGSPC
                                     GOVERNMENT        VANGUARD         VANGUARD
AGSPC CAPITAL CONSERVATION FUND      SECURITIES       LONG-TERM         LONG-TERM          AGSPC MONEY MARKET FUND
-------------------------------        FUND -       CORPORATE FUND -  TREASURY FUND -   -------------------------------
  DIVISION 1       DIVISION 7        DIVISION 8       DIVISION 22       DIVISION 23       DIVISION 2       DIVISION 6
--------------   --------------    --------------    --------------   --------------    --------------   --------------
$    6,286,289   $   60,017,936    $  113,502,848    $   59,843,445   $  119,293,240    $    4,184,151   $  266,261,605
        13,504          (46,396)          (40,451)          121,207          (41,034)           13,336          389,999
--------------   --------------    --------------    --------------   --------------    --------------   --------------
$    6,299,793   $   59,971,540    $  113,462,397    $   59,964,652   $  119,252,206    $    4,197,487   $  266,651,604
==============   ==============    ==============    ==============   ==============    ==============   ==============

$    6,295,147   $   59,971,540    $  113,462,397    $   59,964,652   $  119,238,598    $    4,197,487   $  266,634,790
         4,646               --                --                --           13,608                --           16,814
            --               --                --                --               --                --               --
--------------   --------------    --------------    --------------   --------------    --------------   --------------
$    6,299,793   $   59,971,540    $  113,462,397    $   59,964,652   $  119,252,206    $    4,197,487   $  266,651,604
==============   ==============    ==============    ==============   ==============    ==============   ==============

================================================================================
8                             FINANCIAL STATEMENTS
================================================================================




STATEMENTS OF NET ASSETS
December 31, 1998
                                                                            AMERICAN        AMERICAN      AMERICAN       AMERICAN
                                                                             GENERAL         GENERAL       GENERAL        GENERAL
                                                                          INTERNATIONAL   INTERNATIONAL   SMALL CAP      SMALL CAP
                                                                          GROWTH FUND -   VALUE FUND -   GROWTH FUND -  VALUE FUND -
                                                                           DIVISION 33     DIVISION 34   DIVISION 35    DIVISION 36
                                                                          ------------    ------------   ------------   ------------
ASSETS:
Investment in shares of mutual funds, at market .......................   $  3,853,567    $  4,153,036   $  5,279,473   $  4,500,106
Balance due to VALIC general account ..................................         (2,817)             --             --             --
                                                                          ------------    ------------   ------------   ------------
NET ASSETS ............................................................   $  3,850,750    $  4,153,036   $  5,279,473   $  4,500,106
                                                                          ============    ============   ============   ============

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
Reserves for redeemable annuity contracts (Net of applicable
  contract loans - partial withdrawals with right of reinvestment) ....   $         --    $         --   $         --   $         --
Reserves for annuity contracts on benefit .............................             --              --             --             --
Capital surplus (Note C) ..............................................      3,850,750       4,153,036      5,279,473      4,500,106
                                                                          ------------    ------------   ------------   ------------
TOTAL CONTRACT OWNER RESERVES and Capital Surplus .....................   $  3,850,750    $  4,153,036   $  5,279,473   $  4,500,106
                                                                          ============    ============   ============   ============


STATEMENTS OF NET ASSETS
December 31, 1998
                                                                          AMERICAN       AMERICAN      AMERICAN       AMERICAN
                                                                           GENERAL        GENERAL       GENERAL        GENERAL
                                                                           MID CAP        MID CAP      LARGE CAP      LARGE CAP
                                                                         GROWTH FUND -  VALUE FUND -  GROWTH FUND -  VALUE FUND -
                                                                         DIVISION 37    DIVISION 38   DIVISION 39    DIVISION 40
                                                                         -----------    -----------   -----------    -----------
ASSETS:
Investment in shares of mutual funds, at market ......................   $ 5,475,870    $ 4,972,209   $ 3,549,043    $ 3,626,750
Balance due to VALIC general account .................................          (270)            --        (1,410)            --
                                                                         -----------    -----------   -----------    -----------
NET ASSETS ...........................................................   $ 5,475,600    $ 4,972,209   $ 3,547,633    $ 3,626,750
                                                                         ===========    ===========   ===========    ===========


CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
Reserves for redeemable annuity contracts (Net of applicable
  contract loans - partial withdrawals with right of reinvestment) ...   $        --    $        --   $        --    $        --
Reserves for annuity contracts on benefit ............................            --             --            --             --
Capital surplus (Note C) .............................................     5,475,600      4,972,209     3,547,633      3,626,750
                                                                         -----------    -----------   -----------    -----------
TOTAL CONTRACT OWNER RESERVES and Capital Surplus ....................   $ 5,475,600    $ 4,972,209   $ 3,547,633    $ 3,626,750
                                                                         ===========    ===========   ===========    ===========


STATEMENTS OF NET ASSETS
December 31, 1998
                                                                          AMERICAN       AMERICAN       AMERICAN        AMERICAN
                                                                      GENERAL SOCIALLY    GENERAL        GENERAL         GENERAL
                                                                         RESPONSIBLE     BALANCED        DOMESTIC      MONEY MARKET
                                                                            FUND -         FUND -       BOND FUND -       FUND -
                                                                         DIVISION 41    DIVISION 42     DIVISION 43    DIVISION 44
                                                                         ------------   ------------   ------------   ------------
ASSETS:
Investment in shares of mutual funds, at market ......................   $  6,409,166   $  5,868,671   $  1,309,568   $  5,082,478
Balance due to VALIC general account .................................             --             --             --             --
                                                                         ------------   ------------   ------------   ------------
NET ASSETS ...........................................................   $  6,409,166   $  5,868,671   $  1,309,568   $  5,082,478
                                                                         ============   ============   ============   ============

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
Reserves for redeemable annuity contracts (Net of applicable
  contract loans - partial withdrawals with right of reinvestment) ...   $         --   $         --   $         --   $         --
Reserves for annuity contracts on benefit ............................             --             --             --             --
Capital surplus (Note C) .............................................      6,409,166      5,868,671      1,309,568      5,082,478
                                                                         ------------   ------------   ------------   ------------
TOTAL CONTRACT OWNER RESERVES and Capital Surplus ....................   $  6,409,166   $  5,868,671   $  1,309,568   $  5,082,478
                                                                         ============   ============   ============   ============


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                              9
================================================================================


   AMERICAN          AMERICAN           AMERICAN          AMERICAN       AMERICAN         AMERICAN
   GENERAL            GENERAL           GENERAL           GENERAL         GENERAL          GENERAL        T. ROWE PRICE
   GROWTH         MODERATE GROWTH  CONSERVATIVE GROWTH     CORE          STRATEGIC        HIGH YIELD     SMALL-CAP STOCK
LIFESTYLE FUND -  LIFESTYLE FUND -   LIFESTYLE FUND -   BOND FUND -      BOND FUND -       BOND FUND          FUND -
 DIVISION 48       DIVISION 49        DIVISION 50       DIVISION 58      DIVISION 59      DIVISION 60      DIVISION 51
--------------    --------------    --------------    --------------   --------------   --------------   --------------
$    5,991,538    $    5,950,028    $    5,829,911    $    5,161,936   $    5,265,532   $    5,282,173   $          139
        (9,933)           (4,420)           (1,198)               --               --               --               --
--------------    --------------    --------------    --------------   --------------   --------------   --------------
$    5,981,605    $    5,945,608    $    5,828,713    $    5,161,936   $    5,265,532   $    5,282,173   $          139
==============    ==============    ==============    ==============   ==============   ==============   ==============

$           --    $           --    $           --    $           --   $           --   $           --   $          139
            --                --                --                --               --               --               --
     5,981,605         5,945,608         5,828,713         5,161,936        5,265,532        5,282,173               --
--------------    --------------    --------------    --------------   --------------   --------------   --------------
$    5,981,605    $    5,945,608    $    5,828,713    $    5,161,936   $    5,265,532   $    5,282,173   $          139
==============    ==============    ==============    ==============   ==============   ==============   ==============



SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
10                            FINANCIAL STATEMENTS
===============================================================================


STATEMENTS OF OPERATIONS                                     AGSPC           PUTNAM
For the year ended December 31, 1998                      INTERNATIONAL      GLOBAL         TEMPLETON          TEMPLETON
                                                            EQUITIES         GROWTH          FOREIGN         INTERNATIONAL
                                                             FUND -          FUND -           FUND -            FUND -
                                                           DIVISION 11     DIVISION 28      DIVISION 32       DIVISION 20
                                                          ------------    ------------     ------------     --------------
INVESTMENT INCOME:
Dividends from mutual funds ..........................    $  3,115,042    $    607,762     $  5,873,157     $ 17,844,520
                                                          ------------    ------------     ------------     ------------
 EXPENSES:
Mortality and expense risk charge ....................       1,507,006       1,281,924        2,636,652        9,900,147
Reimbursement of expenses (Note C) ...................            --          (256,355)        (526,963)            --
                                                          ------------    ------------     ------------     ------------
   Total expenses ....................................       1,507,006       1,025,569        2,109,689        9,900,147
                                                          ------------    ------------     ------------     ------------
NET INVESTMENT INCOME (LOSS) .........................       1,608,036        (417,807)       3,763,468        7,944,373
                                                          ------------    ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments ..............       4,716,155         107,190       (1,076,896)      52,533,310
Capital gains distributions from mutual funds ........      11,021,627       4,089,731       17,280,633       31,903,839
Net unrealized appreciation (depreciation)
  of investments during the year .....................       7,346,991      21,600,190      (34,315,820)     (37,039,574)
                                                          ------------    ------------     ------------     ------------
Net realized and unrealized gain (loss) on investments      23,084,773      25,797,111      (18,112,083)      47,397,575
                                                          ------------    ------------     ------------     ------------
INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ..........................    $ 24,692,809    $ 25,379,304     $(14,348,615)    $ 55,341,948
                                                          ============    ============     ============     ============


                                                                                                               AGSPC
STATEMENTS OF OPERATIONS                                 AMERICAN CENTURY-   FOUNDERS          AGSPC           SOCIAL
For the year ended December 31, 1998                         TWENTIETH        GROWTH         GROWTH &        AWARENESS
                                                           CENTURY ULTRA      FUND -       INCOME FUND -       FUND -
                                                               FUND -       DIVISION 30     DIVISION 16     DIVISION 12
                                                          ------------    ------------     ------------     ------------

INVESTMENT INCOME:
Dividends from mutual funds ..........................    $       --      $    202,602     $  1,219,255     $  3,599,599
                                                          ------------    ------------     ------------     ------------
EXPENSES:
Mortality and expense risk charge ....................       2,804,758       3,631,491        2,643,321        3,409,326
Reimbursement of expenses (Note C) ...................        (521,841)       (726,411)            --               --
                                                          ------------    ------------     ------------     ------------
   Total expenses ....................................       2,282,917       2,905,080        2,643,321        3,409,326
                                                          ------------    ------------     ------------     ------------
NET INVESTMENT INCOME (LOSS) .........................      (2,282,917)     (2,702,478)      (1,424,066)         190,273
                                                          ------------    ------------     ------------     ------------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:

Net realized gain on investments .....................         473,963         669,679       10,494,295        2,220,138
Capital gains distributions from mutual funds ........      30,532,354      21,151,616       20,275,426       37,003,617
Net unrealized appreciation (depreciation)
   of investments during the year ....................      39,033,600      42,627,883        3,996,252       38,477,902
                                                          ------------    ------------     ------------     ------------
Net realized and unrealized gain (loss) on investments      70,039,917      64,449,178       34,765,973       77,701,657
                                                          ------------    ------------     ------------     ------------
INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .........................    $ 67,757,000    $ 61,746,700     $ 33,341,907     $ 77,891,930
                                                          ============    ============     ============     ============


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                              SEPARATE ACCOUNT A                              11
================================================================================


    AGSPC              AGSPC         DREYFUS VARIABLE         PUTNAM             PUTNAM OTC &
   SCIENCE &         SMALL CAP        INVESTMENT FUND           NEW                EMERGING            AGSPC             AGSPC
  TECHNOLOGY           INDEX           - SMALL CAP         OPPORTUNITIES            GROWTH            GROWTH             MIDCAP
     FUND -            FUND -           PORTFOLIO -             FUND -               FUND -            FUND -         INDEX FUND -
  DIVISION 17       DIVISION 14        DIVISION 18           DIVISION 26          DIVISION 27       DIVISION 15        DIVISION 4
 -------------     -------------      -------------        --------------        -------------     -------------      -------------
 $          --     $   2,611,782      $       2,936        $           --        $   4,436,796     $          --      $   7,011,168
 -------------     -------------      -------------        --------------        -------------     -------------      -------------

    10,381,062         2,289,688         10,348,098             3,363,729            1,438,779        10,623,737          7,700,596
            --                --         (1,244,807)             (672,401)            (288,124)               --                 --
 -------------     -------------      -------------        --------------        -------------     -------------      -------------
    10,381,062         2,289,688          9,103,291             2,691,328            1,150,655        10,623,737          7,700,596
 -------------     -------------      -------------        --------------        -------------     -------------      -------------
   (10,381,062)          322,094         (9,100,355)           (2,691,328)           3,286,141       (10,623,737)          (689,428)
 -------------     -------------      -------------        --------------        -------------     -------------      -------------

    34,745,563         8,661,321         19,673,784               872,455             (332,944)       11,720,556         26,826,443
   113,616,462        18,436,501         15,549,964            12,546,729                   --        51,517,534         69,472,796

   250,423,659       (34,899,835)       (67,338,458)           53,605,222            9,278,020       114,925,718         30,964,965
 -------------     -------------      -------------        --------------        -------------     -------------      -------------
   398,785,684        (7,802,013)       (32,114,710)           67,024,406            8,945,076       178,163,808        127,264,204
 -------------     -------------      -------------        --------------        -------------     -------------      -------------
 $ 388,404,622     $  (7,479,919)     $ (41,215,065)       $   64,333,078        $  12,231,217     $ 167,540,071      $ 126,574,776
 =============     =============      =============        ==============        =============     =============      =============




                                                                                                   SCUDDER
                                                                               NEUBERGER        GROWTH AND          VANGUARD
                        AGSPC STOCK INDEX FUND                                  BERMAN            INCOME           WINDSOR II
 -------------------------------------------------------------------        GUARDIAN TRUST -       FUND -            FUND -
 DIVISION 10A    DIVISION 10B        DIVISION 10C      DIVISION 10D          DIVISION 29       DIVISION 21        DIVISION 24
 -------------   -------------       -------------     -------------        --------------     -------------    -------------
 $   6,134,933   $     482,467       $  33,994,984     $     635,074        $      266,705     $   4,796,472    $  11,495,781
 -------------   -------------       -------------     -------------        --------------     -------------    -------------

     5,099,302         206,480          28,029,502           529,334               728,024         2,644,262        5,873,266
            --         (82,027)                 --                --              (145,133)         (528,762)              --
 -------------   -------------       -------------     -------------        --------------     -------------    -------------
     5,099,302         124,453          28,029,502           529,334               582,891         2,115,500        5,873,266
 -------------   -------------       -------------     -------------        --------------     -------------    -------------
     1,035,631         358,014           5,965,482           105,740              (316,186)        2,680,972        5,622,515
 -------------   -------------       -------------     -------------        --------------     -------------    -------------

    36,292,713       2,895,173          21,789,375         4,368,980               447,267         1,067,960        1,366,076
     2,140,138         166,018          13,033,369           219,975             5,112,104        17,737,903       51,898,120

    82,035,996       6,394,969         631,036,013         7,900,957            (5,621,588)      (15,926,329)         278,987
 -------------   -------------       -------------     -------------        --------------     -------------    -------------
   120,468,847       9,456,160         665,858,757        12,489,912               (62,217)        2,879,534       53,543,183
 -------------   -------------       -------------     -------------        --------------     -------------    -------------
 $ 121,504,478   $   9,814,174       $ 671,824,239     $  12,595,652        $     (378,403)    $   5,560,506    $  59,165,698
 =============   =============       =============     =============        ==============     =============    -------------

================================================================================
12                            FINANCIAL STATEMENTS
================================================================================

                                                                         AGSPC                               AGSPC
                                                      TEMPLETON          ASSET           VANGUARD        INTERNATIONAL
STATEMENTS OF OPERATIONS                           ASSET ALLOCATION    ALLOCATION       WELLINGTON        GOVERNMENT
For the year ended December 31, 1998                   FUND -             FUND -          FUND -           BOND FUND -
                                                     DIVISION 19       DIVISION 5       DIVISION 25       DIVISION 13
                                                   ----------------   ------------     ------------      -------------
INVESTMENT INCOME:
Dividends from mutual funds ...................     $  9,488,692      $  5,918,741     $ 11,720,002      $  3,619,997
                                                    ------------      ------------     ------------      ------------
EXPENSES:
Mortality and expense risk charge .............        4,189,971         2,045,234        3,573,103         1,622,993
Reimbursement of expenses (Note C) ............               --                --               --                --
                                                    ------------      ------------     ------------      ------------
   Total expenses .............................        4,189,971         2,045,234        3,573,103         1,622,993
                                                    ------------      ------------     ------------      ------------
NET INVESTMENT INCOME .........................        5,298,721         3,873,507        8,146,899         1,997,004
                                                    ------------      ------------     ------------      ------------

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments .......       10,513,951         2,520,862          453,710        (1,068,211)
Capital gains distributions from mutual funds .        9,560,576        12,936,405       30,281,535           872,765
Net unrealized appreciation (depreciation)
  of investments during the year ..............      (10,693,322)       13,072,376      (13,016,167)       21,926,900
                                                    ------------      ------------     ------------      ------------
Net realized and unrealized gain on investments        9,381,205        28,529,643       17,719,078        21,731,454
                                                    ------------      ------------     ------------      ------------
INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS ...................     $ 14,679,926      $ 32,403,150     $ 25,865,977      $ 23,728,458
                                                    ============      ============     ============      ============


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                              FINANCIAL STATEMENTS                            13
================================================================================

                                       AGSPC          VANGUARD          VANGUARD
                                     GOVERNMENT       LONG-TERM         LONG-TERM
AGSPC CAPITAL CONSERVATION FUND      SECURITIES       CORPORATE         TREASURY           AGSPC MONEY MARKET FUND
-------------------------------        FUND -           FUND -           FUND -          ----------------------------
  DIVISION 1       DIVISION 7        DIVISION 8      DIVISION 22       DIVISION 23        DIVISION 2       DIVISION 6
 -----------      -----------       -----------      -----------       -----------       -----------      -----------
 $   402,079      $ 3,710,371       $ 5,462,111      $ 2,478,178       $ 3,523,260       $   230,073      $ 9,814,968
 -----------      -----------       -----------      -----------       -----------       -----------      -----------

      63,904          585,563           993,952          504,256           798,645            46,056        1,965,005
          --               --                --          (78,692)         (132,544)               --               --
 -----------      -----------       -----------      -----------       -----------       -----------      -----------
      63,904          585,563           993,952          425,564           666,101            46,056        1,965,005
 -----------      -----------       -----------      -----------       -----------       -----------      -----------
     338,175        3,124,808         4,468,159        2,052,614         2,857,159           184,017        7,849,963
 -----------      -----------       -----------      -----------       -----------       -----------      -----------


      12,194          413,199         1,352,903          136,212         1,195,397                --               --
          --               --                --        1,044,043                --                --               --
      35,832          (35,856)        1,437,930          (64,200)        2,611,560                --               --
 -----------      -----------       -----------      -----------       -----------       -----------      -----------
      48,026          377,343         2,790,833        1,116,055         3,806,957                --               --
 -----------      -----------       -----------      -----------       -----------       -----------      -----------

 $   386,201      $ 3,502,151       $ 7,258,992      $ 3,168,669       $ 6,664,116       $   184,017      $ 7,849,963
============      ===========       ===========      ===========       ===========       ===========      ===========

================================================================================
14                            FINANCIAL STATEMENTS
================================================================================



STATEMENTS OF OPERATIONS                                AMERICAN          AMERICAN          AMERICAN           AMERICAN
For the year ended December 31, 1998                     GENERAL           GENERAL           GENERAL            GENERAL
                                                      INTERNATIONAL     INTERNATIONAL       SMALL CAP         SMALL CAP
                                                      GROWTH FUND -      VALUE FUND -      GROWTH FUND -     VALUE FUND -
                                                       DIVISION 33*      DIVISION 34*      DIVISION 35*      DIVISION 36*
                                                      -------------     -------------     -------------     -------------
INVESTMENT INCOME:
Dividends from mutual funds ...................        $       --        $    5,760        $       --        $   13,079
                                                       ----------        ----------        ----------        ----------
EXPENSES:
Mortality and expense risk charge .............                --                --                --                --
Reimbursement of expenses (Note C) ............                --                --                --                --
                                                       ----------        ----------        ----------        ----------
   Total expenses .............................                --                --                --                --
                                                       ----------        ----------        ----------        ----------
NET INVESTMENT INCOME .........................                --             5,760                --            13,079
                                                       ----------        ----------        ----------        ----------

REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS:

Net realized gain on investments ..............                --                --                --                --
Capital gains distributions from mutual funds .                --                --            18,373            51,644
Net unrealized appreciation
   of investments during the year .............           200,750           547,276         1,361,100           585,384
                                                       ----------        ----------        ----------        ----------
Net realized and unrealized gain on investments           200,750           547,276         1,379,473           637,028
                                                       ----------        ----------        ----------        ----------
INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS ...................        $  200,750        $  553,036        $1,379,473        $  650,107
                                                       ==========        ==========        ==========        ==========


STATEMENTS OF OPERATIONS                                AMERICAN          AMERICAN         AMERICAN           AMERICAN
For the year ended December 31, 1998                     GENERAL          GENERAL           GENERAL            GENERAL
                                                         MID CAP           MID CAP         LARGE CAP         LARGE CAP
                                                       GROWTH FUND -     VALUE FUND -     GROWTH FUND -      VALUE FUND -
                                                       DIVISION 37*      DIVISION 38*     DIVISION 39*       DIVISION 40*
                                                      -------------     -------------     -------------     -------------
INVESTMENT INCOME:
Dividends from mutual funds ...................        $       --        $   10,079        $    2,093        $   10,224
                                                       ----------        ----------        ----------        ----------

EXPENSES:
Mortality and expense risk charge .............                --                --                --                --
Reimbursement of expenses (Note C) ............                --                --                --                --
                                                       ----------        ----------        ----------        ----------
   Total expenses .............................                --                --                --                --
                                                       ----------        ----------        ----------        ----------
NET INVESTMENT INCOME .........................                --            10,079             2,093            10,224
                                                       ----------        ----------        ----------        ----------

REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS:

Net realized gain on investments ..............                --                --                --                --
Capital gains distributions from mutual funds .                --           115,562                --                --
Net unrealized appreciation
  of investments during the year ..............         1,425,600           896,569           695,540           716,526
                                                       ----------        ----------        ----------        ----------
Net realized and unrealized gain on investments         1,425,600         1,012,131           695,540           716,526
                                                       ----------        ----------        ----------        ----------
INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS ...................        $1,425,600        $1,022,210        $  697,633        $  726,750
                                                       ==========        ==========        ==========        ==========


 * For the period from August 26, 1998 (initial capital contribution date) through December 31, 1998.
      See Note C.
 **   For the period from September 22, 1998 through December 31, 1998.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             15
================================================================================




 AMERICAN                                                                                   AMERICAN          AMERICAN
  GENERAL                            AMERICAN           AMERICAN         AMERICAN           GENERAL           GENERAL
 SOCIALLY          AMERICAN           GENERAL           GENERAL          GENERAL           MODERATE        CONSERVATIVE
RESPONSIBLE         GENERAL           DOMESTIC           MONEY           GROWTH             GROWTH            GROWTH
   FUND -        BALANCED FUND -     BOND FUND -      MARKET FUND -   LIFESTYLE FUND -  LIFESTYLE FUND -  LIFESTYLE FUND -
DIVISION 41*      DIVISION 42*      DIVISION 43*      DIVISION 44*    DIVISION 48*       DIVISION 49*       DIVISION 50*
------------     ---------------    ------------      -------------   ----------------  ----------------  ----------------
$   23,760        $   29,084        $   14,978        $   82,478        $   11,226        $   19,912        $   27,772
----------        ----------        ----------        ----------        ----------        ----------        ----------

        --                --                --                --                --                --                --
        --                --                --                --                --                --                --
----------        ----------        ----------        ----------        ----------        ----------        ----------
        --                --                --                --                --                --                --
----------        ----------        ----------        ----------        ----------        ----------        ----------
    23,760            29,084            14,978            82,478            11,226            19,912            27,772
----------        ----------        ----------        ----------        ----------        ----------        ----------


        --                --                --                --                --                --                --
   285,733            34,051            15,898                --                --                --                --

 1,099,673           805,536            28,692                --           970,379           925,696           800,941
----------        ----------        ----------        ----------        ----------        ----------        ----------
 1,385,406           839,587            44,590                --           970,379           925,696           800,941
----------        ----------        ----------        ----------        ----------        ----------        ----------

$1,409,166        $  868,671        $   59,568        $   82,478        $  981,605        $  945,608        $  828,713
==========        ==========        ==========        ==========        ==========        ==========        ==========



 AMERICAN          AMERICAN          AMERICAN
  GENERAL          GENERAL           GENERAL         T. ROWE PRICE
   CORE            STRATEGIC        HIGH YIELD      SMALL-CAP STOCK
BOND FUND -       BOND FUND -       BOND FUND -          FUND -
DIVISION 58*     DIVISION 59*      DIVISION 60*       DIVISION 51**
------------     ------------      ------------     ----------------
$   50,247        $   69,000        $   92,262        $       --
----------        ----------        ----------        ----------

        --                --                --                --
        --                --                --                --
----------        ----------        ----------        ----------
        --                --                --                --
----------        ----------        ----------        ----------
    50,247            69,000            92,262                --
----------        ----------        ----------        ----------


        --                --                --                --
    16,291            11,064                --                --

    95,397           185,469           189,911                --
----------        ----------        ----------        ----------
   111,688           196,533           189,911                --
----------        ----------        ----------        ----------

$  161,935        $  265,533        $  282,173        $       --
==========        ==========        ==========        ==========

================================================================================
16                            FINANCIAL STATEMENTS
================================================================================


STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     AGSPC
                                                                             INTERNATIONAL EQUITIES
                                                                               FUND - DIVISION 11
                                                                         ------------------------------
                                                                               1998            1997
                                                                         -------------    -------------
OPERATIONS:
Net investment income (loss) .........................................   $   1,608,036    $   1,546,185
Net realized gain (loss) on investments ..............................       4,716,155        8,844,811
Capital gains distributions from mutual funds ........................      11,021,627        4,593,062
Net unrealized appreciation (depreciation)
  of investments during the year .....................................       7,346,991      (11,693,489)
                                                                         -------------    -------------
     Increase (decrease) in net assets resulting from operations .....      24,692,809        3,290,569
                                                                         -------------    -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ....................................................      14,604,832       21,604,936
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ..................................      (9,033,065)      (8,085,959)
Annuity benefit payments .............................................         (17,602)         (10,712)
Amounts transferred interdivision, and (to) from VALIC general account     (33,973,374)     (56,024,580)
                                                                         -------------    -------------
     Increase (decrease) in net assets
       resulting from principal transactions .........................     (28,419,209)     (42,516,315)
                                                                         -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..............................      (3,726,400)     (39,225,746)

NET ASSETS:
Beginning of year ....................................................     152,000,782      191,226,528
                                                                         -------------    -------------
End of year ..........................................................   $ 148,274,382    $ 152,000,782
                                                                         =============    =============

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year .................................     122,716,744      156,226,314
Purchase payments ....................................................      10,549,627       17,325,859
Surrenders ...........................................................      (6,694,955)      (6,456,410)
Transfers -- interdivision and (to) from VALIC general account .......     (24,759,665)     (44,379,019)
                                                                         -------------    -------------
Total units outstanding, end of year .................................     101,811,751      122,716,744
                                                                         =============    =============
Units outstanding, by class:
   Standard units ....................................................     101,811,751      122,716,744
   Enhanced units:
     20 bp reduced ...................................................              --               --
     40 bp reduced ...................................................              --               --
                                                                         -------------    -------------
Accumulation units end of year .......................................     101,811,751      122,716,744
                                                                         =============    =============

                                                                                   DECEMBER 31
                                                                         ------------------------------
                                                                               1998            1997
                                                                         -------------    -------------
Accumulation value per unit:
   Standard unit......................................................   $    1.454644    $    1.237299
   Enhanced unit:
     20 bp reduced....................................................              --               --
     40 bp reduced....................................................              --               --


                                                                              PUTNAM GLOBAL GROWTH
                                                                                FUND - DIVISION 28
                                                                         ------------------------------
                                                                                1998            1997
                                                                         -------------    -------------
OPERATIONS:
Net investment income (loss) .........................................   $    (417,807)   $     825,963
Net realized gain (loss) on investments ..............................         107,190          172,968
Capital gains distributions from mutual funds ........................       4,089,731        9,300,593
Net unrealized appreciation (depreciation)
  of investments during the year .....................................      21,600,190       (7,591,166)
                                                                         -------------    -------------
     Increase (decrease) in net assets resulting from operations .....      25,379,304        2,708,358
                                                                         -------------    -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ....................................................      45,226,423       18,196,466
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ..................................      (3,310,436)        (812,004)
Annuity benefit payments .............................................          (2,617)          (1,799)
Amounts transferred interdivision, and (to) from VALIC general account      36,967,959       21,134,329
                                                                         -------------    -------------
     Increase (decrease) in net assets
       resulting from principal transactions .........................      78,881,329       38,516,992
                                                                         -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..............................     104,260,633       41,225,350

NET ASSETS:
Beginning of year ....................................................      58,834,408       17,609,058
                                                                         -------------    -------------
End of year ..........................................................   $ 163,095,041    $  58,834,408
                                                                         =============    =============

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year .................................      49,548,732       16,648,600
Purchase payments ....................................................      32,447,084       15,748,353
Surrenders ...........................................................      (2,408,897)        (675,628)
Transfers -- interdivision and (to) from VALIC general account .......      28,040,873       17,827,407
                                                                         -------------    -------------
Total units outstanding, end of year .................................     107,627,792       49,548,732
                                                                         =============    =============
Units outstanding, by class:
   Standard units ....................................................     101,468,260       49,548,732
   Enhanced units:
     20 bp reduced ...................................................       6,153,771               --
     40 bp reduced ...................................................           5,760               --
                                                                         -------------    -------------
Accumulation units end of year .......................................     107,627,792       49,548,732
                                                                         =============    =============
                                                                                   DECEMBER 31
                                                                         ------------------------------
                                                                               1998            1997
                                                                         -------------    -------------

Accumulation value per unit:
   Standard unit......................................................   $    1.512865    $    1.186775
   Enhanced unit:
     20 bp reduced....................................................        1.549587               --
     40 bp reduced....................................................        1.591007               --




SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             17
================================================================================



      TEMPLETON FOREIGN              TEMPLETON INTERNATIONAL          AGSPC SCIENCE & TECHNOLOGY             AGSPC SMALL CAP
      FUND - DIVISION 32               FUND - DIVISION 20                 FUND - DIVISION 17           INDEX FUND - DIVISION 14
----------------------------       ----------------------------     -----------------------------     ----------------------------
      1998            1997              1998            1997             1998            1997              1998            1997
-------------  -------------       -------------  -------------     --------------  -------------     -------------  -------------
$   3,763,468  $   3,566,211       $   7,944,373  $   7,044,706     $  (10,381,062) $ (8,359,405)     $     322,094  $     321,469
   (1,076,896)       180,290          52,533,310     24,143,886         34,745,563    27,202,326          8,661,321      7,403,801
   17,280,633     12,359,374          31,903,839      6,157,699        113,616,462             --        18,436,501     17,477,318
  (34,315,820)   (16,286,999)        (37,039,574)    33,826,345        250,423,659   (11,571,856)       (34,899,835)    13,195,192
-------------  -------------       -------------  -------------     --------------  -------------     -------------  -------------
  (14,348,615)      (181,124)         55,341,948     71,172,636        388,404,622     7,271,065         (7,479,919)    38,397,780
-------------  -------------       -------------  -------------     --------------  -------------     -------------  -------------


   72,575,285     63,929,059         114,632,129    127,443,761        195,575,628   203,196,325         28,153,952     26,031,893
   (7,939,318)     (2,231,179)       (35,093,007)   (21,498,080)       (44,292,549)  (27,661,660)       (11,145,100)    (8,101,115)
       (1,991)        (1,149)             (9,179)        (6,675)           (17,543)      (17,353)            (7,293)        (6,381)
  (12,669,089)    79,881,321         (95,114,875)    22,603,734        (92,089,284)   15,908,913        (13,919,719)   (10,731,749)
-------------  -------------       -------------  -------------     --------------  -------------     -------------  -------------

   51,964,887    141,578,052         (15,584,932)   128,542,740         59,176,252   191,426,225          3,081,840      7,192,648
-------------  -------------       -------------  -------------     --------------  -------------     -------------  -------------
   37,616,272    141,396,928          39,757,016    199,715,376        447,580,874   198,697,290         (4,398,079)    45,590,428


  180,852,001     39,455,073         729,739,187    530,023,811        909,661,454   710,964,164        230,068,750    184,478,322
-------------  -------------       -------------  -------------     --------------  -------------     -------------  -------------
$ 218,468,273  $ 180,852,001       $ 769,496,203  $ 729,739,187     $1,357,242,328  $909,661,454      $ 225,670,671  $ 230,068,750
-------------  -------------       -------------  -------------     --------------  -------------     -------------  -------------


  159,201,107     36,671,828         463,174,350    378,581,949        397,842,959   315,809,646        106,279,077    103,320,842
   63,265,244     55,441,897          65,837,726     81,609,273         77,332,989    88,179,109         13,084,095     13,258,805
   (7,600,467)    (1,875,284)        (21,321,029)   (13,712,830)       (17,946,718)  (11,448,429)        (5,229,338)    (4,191,154)
  (10,799,968)    68,962,666         (55,271,958)    16,695,958        (35,393,395)    5,302,633         (6,753,994)    (6,109,416)
-------------  -------------       -------------  -------------     --------------  -------------     -------------  -------------
  204,065,916    159,201,107         452,419,089    463,174,350        421,835,835   397,842,959        107,379,840    106,279,077
-------------  -------------       -------------  -------------     --------------  -------------     -------------  -------------

  198,626,024    159,201,107         452,419,089    463,174,350       418,601,069    397,842,959        107,321,015    106,279,077

    5,437,288              --                  --              --       3,228,389              --            58,825             --
        2,604              --                  --              --           6,377              --                 --            --
-------------  -------------       -------------  -------------     --------------  -------------     -------------  -------------
  204,065,916    159,201,107         452,419,089    463,174,350        421,835,835   397,842,959        107,379,840    106,279,077
-------------  -------------       -------------  -------------     --------------  -------------     -------------  -------------

         DECEMBER 31                      DECEMBER 31                        DECEMBER 31                       DECEMBER 31
----------------------------       ----------------------------     -----------------------------     ----------------------------
     1998          1997                 1998           1997              1998            1997              1998          1997
-------------  -------------       -------------  -------------     --------------  -------------     -------------  -------------

$    1.069704  $    1.135778       $    1.700398  $    1.575168     $     3.216190  $   2.285739      $    2.100506  $    2.163595

     1.094954             --                  --             --           3.241847            --           2.125983             --
     1.123840             --                  --             --           3.272354            --                 --             --

================================================================================
18                            FINANCIAL STATEMENTS
================================================================================


STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  DREYFUS SMALL CAP
                                                                               PORTFOLIO - DIVISION 18
                                                                           --------------------------------
                                                                               1998               1997
                                                                           -------------      -------------
OPERATIONS:
Net investment income (loss) .........................................     $  (9,100,355)     $  (7,877,254)
Net realized gain (loss) on investments ..............................        19,673,784         10,514,976
Capital gains distributions from mutual funds ........................        15,549,964         47,781,324
Net unrealized appreciation (depreciation)
  of investments during the year .....................................       (67,338,458)        56,534,602
                                                                           -------------      -------------
Increase (decrease) in net assets resulting from operations ..........       (41,215,065)       106,953,648
                                                                           -------------      -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ....................................................       136,010,701        152,268,343
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ..................................       (37,151,392)       (25,995,894)
Annuity benefit payments .............................................           (12,769)           (13,079)
Amounts transferred interdivision, and (to) from VALIC general account      (105,448,868)       (41,774,769)
                                                                           -------------      -------------
     Increase (decrease) in net assets
        resulting from principal transactions ........................        (6,602,328)        84,484,601
                                                                           -------------      -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..............................       (47,817,393)       191,438,249

Net Assets:
Beginning of year ....................................................       849,824,308        658,386,059
                                                                           -------------      -------------
End of year ..........................................................     $ 802,006,915      $ 849,824,308
                                                                           =============      =============

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year .................................       479,851,525        428,883,250
Purchase payments ....................................................        78,837,263         92,300,416
Surrenders ...........................................................       (22,827,377)       (15,764,818)
Transfers -- interdivision and (to) from VALIC general account .......       (61,646,182)       (25,567,323)
                                                                           -------------      -------------
Total units outstanding, end of year .................................       474,215,229        479,851,525
                                                                           =============      =============
Units outstanding, by class:
   Standard units ....................................................       474,215,229        479,851,525
   Enhanced units:
     20 bp reduced ...................................................                --                 --
     40 bp reduced ...................................................                --                 --
                                                                           -------------      -------------
Accumulation units end of year .......................................       474,215,229        479,851,525
                                                                           =============      =============


                                                                                      DECEMBER 31
                                                                           --------------------------------
                                                                                1998               1997
                                                                           -------------      -------------
Accumulation value per unit:
   Standard unit......................................................     $    1.690786   $   1.770622
   Enhanced unit:
     20 bp reduced....................................................                 --              --
     40 bp reduced....................................................                 --              -


                                                                               PUTNAM NEW OPPORTUNITIES
                                                                                  FUND - DIVISION 26
                                                                           --------------------------------
                                                                                  1998            1997
                                                                           -------------      -------------
OPERATIONS:
Net investment income (loss) .........................................     $  (2,691,328)     $  (1,052,294)
Net realized gain (loss) on investments ..............................           872,455            242,887
Capital gains distributions from mutual funds ........................        12,546,729          3,494,327
Net unrealized appreciation (depreciation)
  of investments during the year .....................................        53,605,222         18,445,868
                                                                           -------------      -------------
Increase (decrease) in net assets resulting from operations ..........        64,333,078         21,130,788
                                                                           -------------      -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ....................................................       108,017,017         51,769,269
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ..................................        (8,784,234)        (2,540,805)
Annuity benefit payments .............................................              (575)               (61)
Amounts transferred interdivision, and (to) from VALIC general account        84,011,090         44,254,408
     Increase (decrease) in net assets
                                                                           -------------      -------------
        resulting from principal transactions ........................       183,243,298         93,482,811
                                                                           -------------      -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..............................       247,576,376        114,613,599

Net Assets:
Beginning of year ....................................................       164,836,578         50,222,979
                                                                           -------------      -------------
End of year ..........................................................     $ 412,412,954      $ 164,836,578
                                                                           =============      =============

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year .................................       143,395,066         53,001,699
Purchase payments ....................................................        85,839,361         49,995,408
Surrenders ...........................................................        (6,337,162)        (2,517,125)
Transfers -- interdivision and (to) from VALIC general account .......        68,362,756         42,915,084
                                                                           -------------      -------------
Total units outstanding, end of year .................................       291,260,021        143,395,066
                                                                           =============      =============
Units outstanding, by class:
   Standard units ....................................................       280,523,297        143,395,066
   Enhanced units:
     20 bp reduced ...................................................        10,725,927                 --
     40 bp reduced ...................................................            10,797                 --
                                                                           -------------      -------------
Accumulation units end of year .......................................       291,260,021        143,395,066
                                                                           =============      =============

                                                                                      DECEMBER 31
                                                                           --------------------------------
                                                                                1998              1997
                                                                           -------------      -------------
Accumulation value per unit:
   Standard unit......................................................     $    1.415175      $    1.149453
   Enhanced unit:
     20 bp reduced....................................................          1.434946                 --
     40 bp reduced....................................................          1.459115                 --



SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               Separate Account A                             19
================================================================================

                                                                                                          AMERICAN CENTURY -
   PUTNAM OTC & EMERGING                  AGSPC GROWTH                  AGSPC MIDCAP INDEX            TWENTIETH CENTURY ULTRA
 GROWTH FUND - DIVISION 27             FUND - DIVISION 15                FUND - DIVISION 4                FUND - DIVISION 31
----------------------------     -----------------------------     ----------------------------     ----------------------------
     1998            1997             1998            1997             1998            1997               1998            1997
-------------   ------------     --------------   ------------     -------------   ------------     -------------   ------------
$   3,286,141   $   (720,013)    $  (10,623,737)  $ (7,550,418)    $    (689,428)  $    535,199     $  (2,282,917)  $   (633,243)
     (332,944)       (47,363)        11,720,556      6,207,654        26,826,443     19,471,600           473,963        316,651
           --             --         51,517,534     15,041,175        69,472,796     39,891,431        30,532,354     24,559,704
    9,278,020      8,912,297        114,925,718    132,575,644        30,964,965    109,426,279        39,033,600    (16,326,801)
-------------   ------------     --------------   ------------     -------------   ------------     -------------   ------------
   12,231,217      8,144,921        167,540,071    146,274,055       126,574,776    169,324,509        67,757,000      7,916,311
-------------   ------------     --------------   ------------     -------------   ------------     -------------   ------------

   36,165,527     32,976,492        183,983,180    185,814,571        71,049,146     66,141,090        95,865,928     43,175,072
   (4,499,407)    (1,887,137)       (45,145,966)   (24,997,689)      (37,639,412)    (24,993,718)      (6,987,387)    (1,444,132)
       (2,072)        (1,777)           (23,099)       (18,116)          (23,570)       (20,499)           (1,933)          (950)
      960,600     14,456,676        (34,517,049)      (764,959)      (40,068,991)   (45,549,090)       86,438,332     56,804,430
-------------   ------------     --------------   ------------     -------------   ------------     -------------   ------------

   32,624,648     45,544,254        104,297,066    160,033,807        (6,682,827)    (4,422,217)      175,314,940     98,534,420
-------------   ------------     --------------   ------------     -------------   ------------     -------------   ------------
   44,855,865     53,689,175        271,837,137    306,307,862       119,891,949    164,902,292       243,071,940    106,450,731


   97,456,130     43,766,955        941,423,469    635,115,607       730,613,685    565,711,393       123,768,389     17,317,658
-------------   ------------     --------------   ------------     -------------   ------------     -------------   ------------
$ 142,311,995   $ 97,456,130     $1,213,260,606  $ 941,423,469     $ 850,505,634   $730,613,685     $ 366,840,329   $123,768,389
-------------   ------------     --------------   ------------     -------------   ------------     -------------   ------------


   99,785,041     48,902,828        453,172,490    366,272,509       171,065,657    172,816,978        97,745,282     16,654,076
   36,257,228     36,775,163         82,864,073     99,349,760        16,010,438     17,600,471        63,913,168     36,243,458
   (4,704,400)    (2,370,530)       (20,670,419)   (12,033,793)       (8,724,789)    (6,688,206)       (4,133,151)    (1,152,164)
    1,221,835     16,477,580        (16,039,778)      (415,986)       (9,311,419)   (12,663,586)       59,835,828     45,999,912
-------------   ------------     --------------   ------------     -------------   ------------     -------------   ------------
  132,559,704     99,785,041        499,326,366    453,172,490       169,039,887    171,065,657       217,361,127     97,745,282
-------------   ------------     --------------   ------------     -------------   ------------     -------------   ------------

  129,463,792     99,785,041        494,997,997    453,172,490       169,039,887    171,065,657       209,221,513     97,745,282

    3,092,839              --         4,324,799             --                --              --        8,116,612             --
        3,073              --             3,570             --                --              --           23,002             --
-------------   ------------     --------------   ------------     -------------   ------------     -------------   ------------
  132,559,704     99,785,041        499,326,366    453,172,490       169,039,887    171,065,657       217,361,127     97,745,282
-------------   ------------     --------------   ------------     -------------   ------------     -------------   ------------


        DECEMBER 31                        DECEMBER 31                      DECEMBER 31                        DECEMBER 31
----------------------------     -----------------------------     ----------------------------     ----------------------------
    1998            1997              1998            1997              1998          1997              1998             1997
-------------   ------------     --------------   ------------     -------------   ------------     -------------   ------------
$    1.072660   $   0.976262     $     2.428587   $   2.076503     $    5.029093   $   4.269122     $    1.685503   $   1.265937

     1.098295             --           2.448443             --                --             --          1.737734              --
     1.127653             --           2.471473             --                --             --          1.798208              --


================================================================================
20                            FINANCIAL STATEMENTS
================================================================================


STATEMENTS OF CHANGES IN NET ASSETS

                                                                          FOUNDERS GROWTH               AGSPC GROWTH & INCOME
                                                                         FUND - DIVISION 30              FUND - DIVISION 16
                                                                   -----------------------------   -----------------------------
                                                                       1998            1997            1998            1997
                                                                   -----------------------------   -----------------------------
OPERATIONS:
Net investment income (loss) ....................................  $  (2,702,478)  $    (229,837)  $  (1,424,066)  $  (1,206,116)
Net realized gain on investments ................................        669,679         270,661      10,494,295       3,270,580
Capital gains distributions from mutual funds ...................     21,151,616      21,678,474      20,275,426       2,863,622
Net unrealized appreciation (depreciation)
  of investments during the year ................................     42,627,883      (6,466,051)      3,996,252      38,217,716
                                                                   -------------   -------------   -------------   -------------
     Increase in net assets resulting from operations ...........     61,746,700      15,253,247      33,341,907      43,145,802
                                                                   -------------   -------------   -------------   -------------
PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................    117,393,497      54,770,398      39,532,854      44,825,180
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees .............................     (9,478,330)     (1,863,811)    (11,951,930)     (8,344,519)
Annuity benefit payments ........................................         (1,096)            (66)         (3,597)         (2,954)
Amounts transferred interdivision, and (to) from
  VALIC general account .........................................     72,791,918      70,189,987     (32,787,298)      5,944,261
                                                                   -------------   -------------   -------------   -------------
     Increase (decrease) in net assets
       resulting from principal transactions ....................    180,705,989     123,096,508      (5,209,971)     42,421,968
                                                                   -------------   -------------   -------------   -------------
TOTAL INCREASE IN NET ASSETS ....................................    242,452,689     138,349,755      28,131,936      85,567,770

NET ASSETS:
Beginning of year ...............................................  $ 170,468,231      32,118,476     257,095,975     171,528,205
                                                                   -------------   -------------   -------------   -------------
End of year .....................................................    412,920,920   $ 170,468,231   $ 285,227,911   $ 257,095,975
                                                                   =============   =============   =============   =============
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year ............................    132,167,162      31,197,464     132,434,555     108,341,635
Purchase payments ...............................................     80,460,723      45,575,203      19,715,398      24,988,066
Surrenders ......................................................     (6,588,832)     (1,491,261)     (6,142,924)     (4,697,640)
Transfers -- interdivision and (to) from VALIC general account ..     52,471,956      56,885,756     (16,456,334)      3,802,494
                                                                   -------------   -------------   -------------   -------------
Total units outstanding, end of year ............................    258,511,009     132,167,162     129,550,695     132,434,555
                                                                   =============   =============   =============   =============
Units outstanding, by class:
   Standard units ...............................................    250,777,959     132,167,162     129,550,695     132,434,555
   Enhanced units:
     20 bp reduced ..............................................      7,720,189              --              --              --
     40 bp reduced ..............................................         12,861              --              --              --
                                                                   -------------   -------------   -------------   -------------
Accumulation units end of year ..................................    258,511,009     132,167,162     129,550,695     132,434,555
                                                                   =============   =============   =============   =============

                                                                            DECEMBER 31                        DECEMBER 31
                                                                   -----------------------------   -----------------------------
                                                                         1998           1997             1998           1997
                                                                   -----------------------------   -----------------------------
Accumulation value per unit:
   Standard unit ................................................  $    1.595913   $    1.289513   $    2.201234   $    19981997
   Enhanced unit:
     20 bp reduced ..............................................       1.633282              --              --              --
     40 bp reduced ..............................................       1.676366              --              --              --

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             21
================================================================================


                                                        AGSPC STOCK INDEX FUND
     AGSPC SOCIAL AWARENESS       ----------------------------------------------------------------
      FUND - DIVISION 12                  DIVISION 10A                        DIVISION 10B
------------------------------    ------------------------------    ------------------------------
     1998            1997              1998            1997                1998            1997
------------------------------    ------------------------------    ------------------------------
$     190,273    $     281,520    $   1,035,631    $   2,030,016    $     358,014    $     399,877
    2,220,138        1,158,707       36,292,713       23,392,823        2,895,173        2,137,197
   37,003,617        9,560,562        2,140,138        2,365,369          166,018          185,844

   38,477,902       33,369,211       82,035,996       89,338,679        6,394,969        6,910,324
-------------    -------------    -------------    -------------    -------------    -------------
   77,891,930       44,370,000      121,504,478      117,126,887        9,814,174        9,633,242
-------------    -------------    -------------    -------------    -------------    -------------

   72,710,322       44,746,508        4,116,842        3,670,819          204,507          231,218

  (13,355,087)      (5,475,293)     (30,874,894)     (24,373,318)      (2,153,577)      (2,331,031)
       (9,481)              --       (1,996,857)      (1,717,390)        (327,696)        (285,785)

   54,323,803       55,022,728      (14,779,077)      (3,572,644)      (1,934,563)      (1,027,537)
-------------    -------------    -------------    -------------    -------------    -------------

  113,669,557       94,293,943      (43,533,986)     (25,992,533)      (4,211,329)      (3,413,135)
-------------    -------------    -------------    -------------    -------------    -------------
  191,561,487      138,663,943       77,970,492       91,134,354        5,602,845        6,220,107


  243,579,972      104,916,029      469,783,383      378,649,029       36,946,031       30,725,924
-------------    -------------    -------------    -------------    -------------    -------------
$ 435,141,459    $ 243,579,972    $ 547,753,875    $ 469,783,383    $  42,548,876    $  36,946,031
=============    =============    =============    =============    =============    =============


   81,577,104       46,574,016       25,835,933       27,379,389        1,256,974        1,380,401
   21,359,028       16,505,152          206,729          226,321            6,328            9,647
   (3,889,138)      (1,970,414)      (1,549,859)      (1,529,579)         (68,344)         (92,576)
   16,555,822       20,468,350         (766,299)        (240,198)         (63,845)         (40,498)
-------------    -------------    -------------    -------------    -------------    -------------
  115,602,816       81,577,104       23,726,504       25,835,933        1,131,113        1,256,974
=============    =============    =============    =============    =============    =============

  114,382,494       81,577,104       23,726,504       25,835,933        1,131,113        1,256,974

    1,218,871               --               --               --               --               --
        1,451               --               --               --               --               --
-------------    -------------    -------------    -------------    -------------    -------------
  115,602,816       81,577,104       23,726,504       25,835,933        1,131,113        1,256,974
=============    =============    =============    =============    =============    =============

           DECEMBER 31                       DECEMBER 31                       DECEMBER 31
------------------------------    ------------------------------    ------------------------------
      1998            1997             1998             1997              1998            1997
------------------------------    ------------------------------    ------------------------------
$    3.762308    $    2.985333    $   22.479709    $   17.679054    $   35.792019    $    27956641
     3.825649               --               --               --
     3.897214               --               --               --

================================================================================
22                            FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           AGSPC STOCK INDEX FUND
                                                                     -----------------------------------
                                                                                DIVISION 10C
                                                                     ---------------------------------
                                                                           1998             1997
                                                                     ---------------------------------
OPERATIONS:
Net investment income (loss) ......................................  $     5,965,482   $     9,342,792
Net realized gain on investments ..................................       21,789,375        19,691,626
Capital gains distributions from mutual funds .....................       13,033,369        11,611,427
Net unrealized appreciation (depreciation)
  of investments during the year ..................................      631,036,013       475,943,738
                                                                     ---------------   ---------------
    Increase (decrease) in net assets resulting from operations ...      671,824,239       516,589,583
                                                                     ---------------   ---------------

PRINCIPAL TRANSACTIONS:
Purchase payments .................................................      372,858,039       264,734,800
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ...............................     (130,840,043)      (73,944,144)
Annuity benefit payments ..........................................         (164,035)         (120,896)
Amounts transferred interdivision, and (to) from
  VALIC general account ...........................................      112,786,439        72,721,787
                                                                     ---------------   ---------------
     Increase (decrease) in net assets
       resulting from principal transactions ......................      354,640,400       263,391,547
                                                                     ---------------   ---------------
TOTAL INCREASE IN NET ASSETS ......................................    1,026,464,639       779,981,130

NET ASSETS:
Beginning of year .................................................    2,310,327,500     1,530,346,370
                                                                     ---------------   ---------------
End of year .......................................................  $ 3,336,792,139   $ 2,310,327,500
                                                                     ===============   ===============

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year ..............................      615,053,124       536,806,965
Purchase payments .................................................       85,764,962        77,757,636
Surrenders ........................................................      (29,978,801)      (20,920,257)
Transfers -- interdivision and (to) from VALIC general account ....       27,731,410        21,408,780
                                                                     ---------------   ---------------
Total units outstanding, end of year ..............................      698,570,695       615,053,124
                                                                     ===============   ===============
Units outstanding, by class:
  Standard units ..................................................      691,680,049       615,053,124
     Enhanced units:
     20 bp reduced ................................................        6,859,835                --
     40 bp reduced ................................................           30,811                --
                                                                     ---------------   ---------------
Accumulation units end of year ....................................      698,570,695       615,053,124
                                                                     ===============   ===============


                                                                          AGSPC STOCK INDEX FUND
                                                                     ---------------------------------
                                                                                DIVISION 10D
                                                                     ---------------------------------
                                                                          1998               1997
                                                                     ---------------------------------
OPERATIONS:
Net investment income (loss) ......................................  $       105,740   $       222,212
Net realized gain on investments ..................................        4,368,980         3,421,747
Capital gains distributions from mutual funds .....................          219,975           249,976
Net unrealized appreciation (depreciation)
  of investments during the year ..................................        7,900,957         9,003,055
                                                                     ---------------   ---------------
    Increase (decrease) in net assets resulting from operations ...       12,595,652        12,896,990
                                                                     ---------------   ---------------

PRINCIPAL TRANSACTIONS:
Purchase payments .................................................          654,342           789,193
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ...............................       (3,879,247)       (2,598,402)
Annuity benefit payments ..........................................          (15,905)          (13,201)
Amounts transferred interdivision, and (to) from
  VALIC general account ...........................................       (2,514,825)       (3,872,680)
                                                                     ---------------   ---------------
     Increase (decrease) in net assets
       resulting from principal transactions ......................       (5,755,635)       (5,695,090)
                                                                     ---------------   ---------------
TOTAL INCREASE IN NET ASSETS ......................................        6,840,017         7,201,900

NET ASSETS:
Beginning of year .................................................       49,673,027        42,471,127
                                                                     ---------------   ---------------
End of year .......................................................  $    56,513,044   $    49,673,027
                                                                     ===============   ===============

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year ..............................        7,438,537         8,381,704
Purchase payments .................................................           88,428           132,628
Surrenders ........................................................         (521,941)         (430,026)
Transfers -- interdivision and (to) from VALIC general account ....         (349,228)         (645,769)
                                                                     ---------------   ---------------
Total units outstanding, end of year ..............................        6,655,796         7,438,537
                                                                     ===============   ===============
Units outstanding, by class:
  Standard units ..................................................        6,655,796         7,438,537
     Enhanced units:
     20 bp reduced ................................................               --                --
     40 bp reduced ................................................               --                --
                                                                     ---------------   ---------------
Accumulation units end of year ....................................        6,655,796         7,438,537
                                                                     ===============   ===============

                                                            DECEMBER 31                       DECEMBER 31
                                                ---------------------------------   ---------------------------------
                                                        1998            1997             1998              1997
                                                ---------------------------------   ---------------------------------
Accumulation value per unit:
  Standard unit...........................      $      4.772052   $      3.753436   $      8.457722   $      6.652806
     Enhanced unit:
     20 bp reduced........................             4.875028                --                --                --
     40 bp reduced........................             4.991135                --                --                --


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             23
================================================================================

      NEUBERGER BERMAN                SCUDDER GROWTH AND             VANGUARD WINDSOR II              TEMPLETON ASSET
GUARDIAN TRUST  - DIVISION 29     INCOME FUND - DIVISION 21           FUND - DIVISION 24        ALLOCATION FUND - DIVISION 19
-----------------------------   -----------------------------   -----------------------------   -----------------------------
     1998             1997           1998            1997           1998             1997            1998            1997
-----------------------------   -----------------------------   -----------------------------   -----------------------------
$    (316,186)  $     (99,741)  $   2,680,972   $   1,085,048   $   5,622,515   $   3,037,913   $   5,298,721   $   2,826,899
      447,267         406,993       1,067,960         269,953       1,366,076         741,743      10,513,951         982,063
    5,112,104       3,161,542      17,737,903       8,952,194      51,898,120      18,541,072       9,560,576      11,661,872

   (5,621,588)     (1,574,737)    (15,926,329)      4,003,711         278,987      16,110,878     (10,693,322)     13,366,704
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
     (378,403)      1,894,057       5,560,506      14,310,906      59,165,698      38,431,606      14,679,926      28,837,538
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------


   18,727,026      14,861,097      79,800,185      37,754,331     172,075,011      82,698,118      55,452,646      61,278,823

   (1,971,281)       (661,852)     (7,670,739)     (1,502,937)    (18,029,126)     (3,075,223)    (15,786,958)     (9,457,167)
           --              --          (3,718)         (2,106)         (6,802)         (1,497)        (22,337)        (19,742)

   (1,314,316)     21,010,215      34,897,873      66,400,722     162,813,002     115,544,417     (47,069,555)     41,633,946
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

   15,441,429      35,209,460     107,023,601     102,650,010     316,852,085     195,165,815      (7,426,204)     93,435,860
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
   15,063,026      37,103,517     112,584,107     116,960,916     376,017,783     233,597,421       7,253,722     122,273,398


   46,306,823       9,203,306     135,384,401      18,423,485     275,397,199      41,799,778     316,874,285     194,600,887
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
$  61,369,849   $  46,306,823   $ 247,968,508   $ 135,384,401   $ 651,414,982   $ 275,397,199   $ 324,128,007   $ 316,874,285
=============   =============   =============   =============   =============   =============   =============   =============


   35,406,663       8,211,592      94,225,984      16,524,046     187,929,868      37,292,761     196,150,946     137,384,670
   13,737,161      11,711,541      51,892,138      28,874,922     105,145,249      63,199,633      32,881,580      38,574,901
   (1,683,029)       (501,980)     (5,008,156)     (1,088,301)    (10,145,505)     (2,242,658)    (10,222,721)     (5,822,716)
   (1,186,725)     15,985,510      23,203,013      49,915,317     103,638,092      89,680,132     (27,846,098)     26,014,091
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
   46,274,070      35,406,663     164,312,979      94,225,984     386,567,704     187,929,868     190,963,707     196,150,946
=============   =============   =============   =============   =============   =============   =============   =============

   45,261,146      35,406,663     159,815,811      94,225,984     372,737,595     187,929,868     190,963,707     196,150,946

    1,012,671              --       4,494,004              --      13,800,156              --              --              --
          253              --           3,163              --          29,953              --              --              --
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
   46,274,070      35,406,663     164,312,979      94,225,984     386,567,704     187,929,868     190,963,707     196,150,946
=============   =============   =============   =============   =============   =============   =============   =============

        DECEMBER 31                       DECEMBER 31                    DECEMBER 31                     DECEMBER 31
-----------------------------   -----------------------------   -----------------------------   -----------------------------
     1998            1997             1998           1997            1998            1997            1998           1997
-----------------------------   -----------------------------   -----------------------------   -----------------------------
$    1.324970   $    1.307438   $    1.507724   $    1.436011   $    1.683226   $    1.464949   $    1.695764   $    1.613943

     1.368269              --        1.542160              --        1.723020              --              --              --
     1.418252              --        1.582856              --        1.770257              --              --              --


================================================================================
24                            FINANCIAL STATEMENTS
================================================================================


STATEMENTS OF CHANGES IN NET ASSETS

                                                                        AGSPC ASSET ALLOCATION            VANGUARD WELLINGTON
                                                                           FUND - DIVISION 5               FUND - DIVISION 25
                                                                     -----------------------------   -----------------------------
                                                                         1998             1997           1998             1997
                                                                     -----------------------------   -----------------------------
OPERATIONS:
Net investment income .............................................  $   3,873,507   $   3,768,356   $   8,146,899   $   3,011,918
Net realized gain (loss) on investments ...........................      2,520,862       5,941,975         453,710         713,048
Capital gains distributions from mutual funds .....................     12,936,405      10,546,782      30,281,535       7,375,024
Net unrealized appreciation (depreciation)
  of investments during the year ..................................     13,072,376      14,486,554     (13,016,167)      3,998,391
                                                                     -------------   -------------   -------------   -------------
    Increase (decrease) in net assets resulting from operations ...     32,403,150      34,743,667      25,865,977      15,098,381
                                                                     -------------   -------------   -------------   -------------

PRINCIPAL TRANSACTIONS:
Purchase payments .................................................     16,199,430      11,497,764     128,896,516      51,882,204
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ...............................    (12,309,318)    (10,611,952)    (11,075,983)     (2,456,686)
Annuity benefit payments ..........................................         (9,811)         (8,301)         (1,770)            (68)
Amounts transferred interdivision, and (to) from
  VALIC general account ...........................................      6,673,714     (24,272,661)    106,781,378      66,331,198
                                                                     -------------   -------------   -------------   -------------
     Increase (decrease) in net assets
       resulting from principal transactions ......................     10,554,015     (23,395,150)    224,600,141     115,756,648
                                                                     -------------   -------------   -------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ...........................     42,957,165      11,348,517     250,466,118     130,855,029

NET ASSETS:
Beginning of year .................................................    184,577,992     173,229,475     156,044,547      25,189,518
                                                                     -------------   -------------   -------------   -------------
End of year .......................................................  $ 227,535,157   $ 184,577,992   $ 406,510,665   $ 156,044,547
                                                                     =============   =============   =============   =============

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year ..............................     57,307,351      65,292,617     116,429,781      22,866,634
Purchase payments .................................................      4,579,044       3,898,053      87,356,196      42,072,769
Surrenders ........................................................     (3,567,970)     (3,591,047)     (6,659,976)     (1,913,812)
Transfers -- interdivision and (to) from VALIC general account ....      1,950,743      (8,292,272)     76,359,783      53,404,190
                                                                     -------------   -------------   -------------   -------------
Total units outstanding, end of year ..............................     60,269,168      57,307,351     273,485,784     116,429,781
                                                                     =============   =============   =============   =============
Units outstanding, by class:
Standard units ....................................................     60,237,818      57,307,351     253,840,498     116,429,781
  Enhanced units:
    20 bp reduced .................................................         31,350              --      19,636,072              --
    40 bp reduced .................................................             --              --           9,214              --
                                                                     -------------   -------------   -------------   -------------
Accumulation units end of year ....................................     60,269,168      57,307,351     273,485,784     116,429,781
                                                                     =============   =============   =============   =============

                                                                              DECEMBER 31                      DECEMBER 31
                                                                     -----------------------------   -----------------------------
                                                                           1998          1997             1998          1997
                                                                     -----------------------------   -----------------------------
  Standard unit...............................................       $    3.772519   $    3.219282   $    1.482836   $    1.340109
  Enhanced unit:
    20 bp reduced.............................................            3.882024              --        1.529797              --
    40 bp reduced.............................................                  --              --        1.585688              --


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             25
================================================================================

                                                        AGSPC
     AGSPC INTERNATIONAL                       CAPITAL CONSERVATION FUND
       GOVERNMENT BOND          -------------------------------------------------------------     AGSPC GOVERNMENT SECURITIES
      FUND - DIVISION 13                DIVISION 1                       DIVISION 7                     FUND - DIVISION 8
-----------------------------   -----------------------------   -----------------------------   -----------------------------
     1998            1997            1998            1997            1998            1997            1998            1997
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
$   1,997,004   $   4,595,764   $     338,175   $     344,608   $   3,124,808   $   2,913,560   $   4,468,159   $   4,230,305
   (1,068,211)     (3,911,328)         12,194          23,005         413,199        (805,486)      1,352,903        (985,278)
      872,765         136,607              --              --              --              --              --              --

   21,926,900     (11,068,351)         35,832          90,579         (35,856)      1,739,391       1,437,930       3,130,717
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
   23,728,458     (10,247,308)        386,201         458,192       3,502,151       3,847,465       7,258,992       6,375,744
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------


   25,413,792      40,582,861         146,532         366,816       7,027,648       7,324,860      12,902,909      12,424,460

   (7,785,118)     (6,757,210)       (562,370)       (389,473)     (3,833,561)     (3,026,469)     (5,395,424)     (3,958,609)
       (2,691)           (274)           (455)           (526)             --              --              --              --

  (38,345,989)    (35,550,483)        (97,641)       (509,353)     (2,143,426)     (8,016,607)     10,528,632     (12,246,246)
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

  (20,720,006)     (1,725,106)       (513,934)       (532,536)      1,050,661      (3,718,216)     18,036,117      (3,780,395)
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    3,008,452     (11,972,414)       (127,733)        (74,344)      4,552,812         129,249      25,295,109       2,595,349


  166,199,757     178,172,171       6,427,526       6,501,870      55,418,728      55,289,479      88,167,288      85,571,939
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
$ 169,208,209   $ 166,199,757   $   6,299,793   $   6,427,526   $  59,971,540   $  55,418,728   $ 113,462,397   $  88,167,288
=============   =============   =============   =============   =============   =============   =============   =============


  111,480,591     112,601,593       1,831,961       1,991,536      28,242,598      30,286,494      45,034,894      47,130,169
   16,433,799      27,009,353          40,472         109,285       3,402,874       3,840,755       6,558,071       6,646,726
   (5,105,973)     (4,696,042)       (155,629)       (116,952)     (1,879,505)     (1,555,673)     (2,679,928)     (2,143,349)
  (24,924,879)    (23,434,313)        (27,361)       (151,908)     (1,014,305)     (4,328,978)      4,816,634      (6,598,652)
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
   97,883,538     111,480,591       1,689,443       1,831,961      28,751,662      28,242,598      53,729,671      45,034,894
=============   =============   =============   =============   =============   =============   =============   =============

   97,473,851     111,480,591       1,689,443       1,831,961      28,751,662      28,242,598      53,729,671      45,034,894

      408,156              --              --              --              --              --              --              --
        1,531              --              --              --              --              --              --              --
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
   97,883,538     111,480,591       1,689,443       1,831,961      28,751,662      28,242,598      53,729,671      45,034,894
=============   =============   =============   =============   =============   =============   =============   =============

          DECEMBER 31                   DECEMBER 31                      DECEMBER 31                     DECEMBER 31
-----------------------------   -----------------------------   -----------------------------   -----------------------------
      1998          1997              1998          1997              1998          1997              1998          1997
-----------------------------   -----------------------------   -----------------------------   -----------------------------
$    1.728006   $   1.490645    $    3.726168   $   3.505970    $    2.085846   $    1.962239   $    2.111727   $    1.957755

     1.751922             --               --             --               --              --              --              --
     1.777571             --               --             --               --              --              --              --

================================================================================
26                            FINANCIAL STATEMENTS
================================================================================


STATEMENTS OF CHANGES IN NET ASSETS

                                                                         VANGUARD LONG-TERM                VANGUARD LONG-TERM
                                                                     CORPORATE FUND - DIVISION 22     TREASURY FUND - DIVISION 23
                                                                     -----------------------------   -----------------------------
                                                                          1998            1997            1998            1997
                                                                     -------------   -------------   -------------   -------------
OPERATIONS:
Net investment income .............................................  $   2,052,614   $     506,655   $   2,857,159   $     567,564
Net realized gain on investments ..................................        136,212          36,716       1,195,397          94,335
Capital gains distributions from mutual funds .....................      1,044,043         156,984              --              --
Net unrealized appreciation (depreciation)
  of investments during the year ..................................        (64,200)        643,127       2,611,560       1,066,785
                                                                     -------------   -------------   -------------   -------------
    Increase in net assets resulting from operations ..............      3,168,669       1,343,482       6,664,116       1,728,684
                                                                     -------------   -------------   -------------   -------------

PRINCIPAL TRANSACTIONS:
Purchase payments .................................................     18,953,737       6,013,744      30,970,739       6,985,216
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ...............................     (1,608,861)       (167,812)     (2,748,295)       (265,787)
Annuity benefit payments ..........................................             --              --            (813)           (176)
Amounts transferred interdivision, and (to) from
  VALIC general account ...........................................     19,011,058       9,719,778      60,728,245      10,813,576
                                                                     -------------   -------------   -------------   -------------
    Increase (decrease) in net assets
      resulting from principal transactions .......................     36,355,934      15,565,710      88,949,876      17,532,829
                                                                     -------------   -------------   -------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ...........................     39,524,603      16,909,192      95,613,992      19,261,513

NET ASSETS:
Beginning of year .................................................     20,440,049       3,530,857      23,638,214       4,376,701
                                                                     -------------   -------------   -------------   -------------
End of year .......................................................  $  59,964,652   $  20,440,049   $ 119,252,206   $  23,638,214
                                                                     =============   =============   =============   =============

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year ..............................     17,371,407       3,370,441      20,041,920       4,174,369
Purchase payments .................................................     15,098,601       5,633,849      23,916,542       6,619,458
Surrenders ........................................................     (1,333,865)       (151,626)     (1,937,227)       (227,789)
Transfers -- interdivision and (to) from VALIC general account ....     15,936,430       8,518,743      48,342,694       9,475,882
                                                                     -------------   -------------   -------------   -------------
Total units outstanding, end of year ..............................     47,072,573      17,371,407      90,363,929      20,041,920
                                                                     =============   =============   =============   =============
Units outstanding, by class:
Standard units ....................................................     44,122,646      17,371,407      86,673,300      20,041,920
  Enhanced units:
    20 bp reduced .................................................      2,949,044              --       3,682,809              --
    40 bp reduced .................................................            883              --           7,820              --
                                                                     -------------   -------------   -------------   -------------
Accumulation units end of year ....................................     47,072,573      17,371,407      90,363,929      20,041,920
                                                                     =============   =============   =============   =============

                                                                            DECEMBER 31                        DECEMBER 31
                                                                     -----------------------------   -----------------------------
                                                                          1998        1997                1998            1997
                                                                     -----------------------------   -----------------------------
Accumulation value per unit:
  Standard unit...............................................       $    1.271278   $    1.176649   $    1.318263   $    1.178938
  Enhanced unit:
    20 bp reduced.............................................            1.312731              --        1.349397              --
    40 bp reduced.............................................            1.360696              --        1.384079              --


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             27
================================================================================

                             AGSPC
                        MONEY MARKET FUND
----------------------------------------------------------------
          DIVISION 2                        DIVISION 6
------------------------------    ------------------------------
     1998             1997             1998             1997
-------------    -------------    -------------    -------------
$     184,017    $     188,513    $   7,849,963    $   5,293,164
           --               --               --               --
           --               --               --               --

           --               --               --               --
-------------    -------------    -------------    -------------
      184,017          188,513        7,849,963        5,293,164
-------------    -------------    -------------    -------------


       90,884          123,738       87,624,322       58,442,609

     (292,611)        (277,223)     (33,439,890)     (16,317,039)
           --               --           (1,603)          (1,592)

     (364,560)        (334,772)      63,714,230      (27,271,186)
-------------    -------------    -------------    -------------

     (566,287)        (488,257)     117,897,059       14,852,792
-------------    -------------    -------------    -------------
     (382,270)        (299,744)     125,747,022       20,145,956


    4,579,757        4,879,501      140,904,582      120,758,626
-------------    -------------    -------------    -------------
$   4,197,487    $   4,579,757    $ 266,651,604    $ 140,904,582
=============    =============    =============    =============


    1,931,439        2,142,534       84,182,521       75,124,095
       37,542           53,405       56,361,872       35,256,772
     (120,614)        (119,264)     (17,562,213)     (10,205,685)
     (148,034)        (145,236)      29,891,462      (15,992,661)
-------------    -------------    -------------    -------------
    1,700,333        1,931,439      152,873,642       84,182,521
=============    =============    =============    =============

    1,700,333        1,931,439      147,547,688       84,182,521

           --               --        5,325,479               --
           --               --              475               --
-------------    -------------    -------------    -------------
    1,700,333        1,931,439      152,873,642       84,182,521
=============    =============    =============    =============

          DECEMBER 31                       DECEMBER 31
----------------------------------------------------------------
     1998            1997             1998             1997
----------------------------------------------------------------
$    2.468627    $    2.371163    $    1.742617    $    1.673590

           --               --         1.786658               --
           --               --         1.833793               --

===============================================================================
28                            FINANCIAL STATEMENTS
===============================================================================




STATEMENTS OF CHANGES IN NET ASSETS


                                                          AMERICAN GENERAL INTERNATIONAL        AMERICAN GENERAL INTERNATIONAL
                                                             GROWTH FUND - DIVISION 33             VALUE FUND - DIVISION 33
                                                          ------------------------------        ------------------------------
                                                             1998            1997                  1998            1997
                                                           ----------      ---------             ----------      ---------
OPERATIONS:                                                $     --        $   --                $    5,760     $    --
Net investment income .................................          --            --                      --            --
Net realized gain on investments
Capital gains distributions from
  mutual funds ........................................          --            --                      --            --
Net unrealized appreciation
  of investments during the year ......................       200,750          --                   547,276          --
                                                           ----------      ---------             ----------      ---------
     Increase in net assets resulting
       from operations ................................       200,750          --                   553,036          --
                                                           ----------      ---------             ----------      ---------
PRINCIPAL TRANSACTIONS:
Purchase payments .....................................          --            --                      --            --
Surrenders of accumulation units by
  terminations, withdrawals, and maintenance
  fees ................................................          --            --                      --            --
Annuity benefit payments ..............................          --            --                      --            --
Amounts transferred interdivision, and from
  VALIC general account ...............................     3,650,000          --                 3,600,000          --
                                                           ----------      ---------             ----------      ---------
    Increase in net assets
     resulting from principal transactions ............     3,650,000          --                 3,600,000          --
                                                           ----------      ---------             ----------      ---------
TOTAL INCREASE IN NET ASSETS ..........................     3,850,750          --                 4,153,036          --

NET ASSETS:
Beginning of year .....................................          --            --                      --            --
End of year ...........................................    $3,850,750      $   --                $4,153,036     $    --
                                                           ==========      =========             ==========      =========

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year ..................          --            --                      --            --
Purchase payments .....................................          --            --                      --            --
Surrenders ............................................          --            --                      --            --
Transfers -- interdivision and from VALIC
  general account .....................................          --            --                      --            --
                                                           ----------      ---------             ----------      ---------
Total units outstanding, end of year ..................          --            --                      --            --
                                                           ==========      =========             ==========      =========
Units outstanding, by class:
  Standard units ......................................          --            --                      --            --
  Enhanced units:
     20 bp reduced ....................................          --            --                      --            --
     40 bp reduced ....................................          --            --                      --            --
                                                           ----------      ---------             ----------      ---------
Accumulation units end of year ........................          --            --                      --            --
                                                           ==========      =========             ==========      =========

                                                                 DECEMBER 31                             DECEMBER 31
                                                           -------------------------             -------------------------
                                                             1998            1997                  1998            1997
                                                           ----------      ---------             ----------      ---------
Accumulation value per unit:
  Standard unit .......................................          --            --                      --            --
  Enhanced unit:
     20 bp reduced ....................................          --            --                      --            --
     40 bp reduced ....................................          --            --                      --            --



SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
                               SEPARATE ACCOUNT A                            29
===============================================================================



   AMERICAN GENERAL SMALL CAP       AMERICAN GENERAL SMALL CAP          AMERICAN GENERAL MID CAP         AMERICAN GENERAL MID CAP
   GROWTH FUND - DIVISION 35         VALUE FUND - DIVISION 36           GROWTH FUND - DIVISION 37        VALUE FUND - DIVISION 38
-----------------------------    ------------------------------      -----------------------------    ----------------------------
    1998             1997            1998               1997             1998             1997            1998           1997
-------------     -----------    -------------      -----------      -------------     -----------    -------------    ----------
$          --     $        --    $      13,079      $        --     $           --     $        --    $      10,079    $       --
           --              --               --               --                 --              --               --            --
       18,373              --           51,644               --                 --              --          115,562            --

    1,361,100              --          585,384               --          1,425,600              --          896,569            --
-------------     -----------    -------------      -----------      -------------     -----------    -------------    ----------
    1,379,473              --          650,107               --          1,425,600              --        1,022,210            --
-------------     -----------    -------------      -----------      -------------     -----------    -------------    ----------

           --              --               --               --                 --              --               --            --
           --              --               --               --                 --              --               --            --
           --              --               --               --                 --              --               --            --
    3,900,000              --        3,849,999               --          4,050,000              --        3,949,999            --
-------------     -----------    -------------      -----------      -------------     -----------    -------------    ----------
    3,900,000              --        4,500,106               --          5,475,600              --        4,972,209            --
-------------     -----------    -------------      -----------      -------------     -----------    -------------    ----------
    5,279,473              --        4,500,106               --          5,475,600              --        4,972,209            --

           --              --               --               --                 --              --               --            --
$   5,279,473     $        --    $   4,500,106      $        --      $   5,475,600     $        --    $   4,972,209    $       --
=============     ===========    =============      ===========      =============     ===========    =============    ===========



           --              --               --              --                  --              --               --            --
           --              --               --              --                  --              --               --            --
           --              --               --              --                  --              --               --            --
           --              --               --              --                  --              --               --            --
-------------     -----------    -------------      -----------      -------------     -----------    -------------    ----------
           --              --               --              --                  --              --               --            --
=============     ===========    =============      ===========      =============     ===========    =============    ===========

           --              --               --              --                  --              --               --            --

           --              --               --              --                  --              --               --            --
           --              --               --              --                  --              --               --            --
-------------     -----------    -------------      -----------      -------------     -----------    -------------    ----------
           --              --               --              --                  --              --               --            --
=============     ===========    =============      ===========      =============     ===========    =============    ===========

           DECEMBER 31                     DECEMBER 31                        DECEMBER 31                     DECEMBER 31
-----------------------------    ------------------------------      -----------------------------    ---------------------------
    1998             1997            1998              1997             1998              1997            1998            1997
-------------     -----------    -------------      -----------      -------------     -----------    -------------    ----------
$          --     $        --    $          --      $        --     $           --     $        --    $          --    $       --
           --              --               --               --                 --              --               --            --

===============================================================================
30                            FINANCIAL STATEMENTS
===============================================================================


STATEMENTS OF CHANGES IN NET ASSETS




                                                                   AMERICAN GENERAL LARGE CAP    AMERICAN GENERAL LARGE CAP
                                                                    GROWTH FUND - DIVISION 39      VALUE FUND - DIVISION 40
                                                                   ----------------------------  ----------------------------
                                                                     1998            1997           1998            1997
                                                                   -------------  -------------  -------------  -------------
OPERATIONS:
Net investment income ...........................................  $       2,093  $          --  $      10,224  $          --
Net realized gain on investments ................................             --             --             --             --
Capital gains distributions from mutual funds ...................             --             --             --             --
Net unrealized appreciation
  of investments during the year ................................        695,540             --        716,526             --
                                                                   -------------  -------------  -------------  -------------
     Increase in net assets resulting from operations ...........        697,633             --        726,750             --
                                                                   -------------  -------------  -------------  -------------
PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................             --             --             --             --
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees .............................             --             --             --             --
Annuity benefit payments ........................................             --             --             --             --
Amounts transferred interdivision, and from VALIC general account      2,850,000             --      2,900,000             --
                                                                   -------------  -------------  -------------  -------------
     Increase in net assets
       resulting from principal transactions ....................      2,850,000             --      2,900,000             --
                                                                   -------------  -------------  -------------  -------------
TOTAL INCREASE IN NET ASSETS ....................................      3,547,633             --      3,626,750             --
                                                                   -------------  -------------  -------------  -------------
Net Assets:
Beginning of year ...............................................             --             --             --             --

End of year .....................................................  $   3,547,633  $          --  $   3,626,750  $          --
                                                                   =============  =============  =============  =============
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year ............................             --             --             --             --
Purchase payments ...............................................              -             --             --             --
Surrenders ......................................................             --             --             --             --
Transfers -- interdivision and from VALIC general account .......             --             --             --             --
                                                                   -------------  -------------  -------------  -------------
Total units outstanding, end of year.............................             --             --             --             --
                                                                   =============  =============  =============  =============
Units outstanding, by class:
  Standard units ................................................             --             --             --             --
  Enhanced units:
    20 bp reduced ...............................................             --             --             --             --
    40 bp reduced ...............................................             --             --             --             --
                                                                   -------------  -------------  -------------  -------------
Accumulation units end of year ..................................             --             --             --             --
                                                                   =============  =============  =============  =============

                                                                           DECEMBER 31                    DECEMBER 31
                                                                   ----------------------------- -----------------------------
                                                                        1998          1997           1998           1997
Accumulation value per unit:                                       -------------  -------------- -------------  --------------
  Standard unit                                                    $          --  $        --    $          --  $        --
  Enhanced unit:
    20 bp reduced                                                             --           --               --           --
    40 bp reduced                                                             --           --               --           --



SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
                               SEPARATE ACCOUNT A                            31
===============================================================================



  AMERICAN GENERAL SOCIALLY          AMERICAN GENERAL BALANCED AMERICAN GENERAL DOMESTIC         AMERICAN GENERAL MONEY
RESPONSIBLE FUND - DIVISION 41          FUND - DIVISION 42      BOND FUND - DIVISION 43         MARKET FUND - DIVISION 44
------------------------------     --------------------------  --------------------------      ---------------------------
   1998           1997                  1998        1997          1998          1997               1998            1997
------------  ------------         ------------  ------------  ------------  ------------      ------------  ------------
$     23,760  $         --         $     29,084  $         --  $     14,978  $         --      $     82,478  $         --
          --            --                   --            --            --            --                --            --
     285,733            --               34,051            --        15,898            --                --            --

   1,099,673            --              805,536            --        28,692            --                --            --
------------  ------------         ------------  ------------  ------------  ------------      ------------  ------------
   1,409,166            --              868,671            --        59,568            --            82,478            --
------------  ------------         ------------  ------------  ------------  ------------      ------------  ------------


          --            --                   --            --            --            --                --            --
          --            --                   --            --            --            --                --            --
          --            --                   --            --            --            --                --            --
   5,000,000            --            5,000,000            --     1,250,000            --         5,000,000            --
------------  ------------         ------------  ------------  ------------  ------------      ------------  ------------
   5,000,000            --            5,000,000            --     1,250,000            --         5,000,000            --
------------  ------------         ------------  ------------  ------------  ------------      ------------  ------------
   6,409,166            --            5,868,671            --     1,309,568            --         5,082,478            --


          --            --                   --            --            --            --                --            --
------------  ------------         ------------  ------------  ------------  ------------      ------------  ------------
$  6,409,166  $         --         $  5,868,671  $         --  $  1,309,568  $         --      $  5,082,478  $         --
============  ============         ============  ============  ============  ============      ============  ============

          --            --                   --            --            --            --                --            --
          --            --                   --            --            --            --                --            --
          --            --                   --            --            --            --                --            --
          --            --                   --            --            --            --                --            --
------------  ------------         ------------  ------------  ------------  ------------      ------------  ------------
          --            --                   --            --            --            --                --            --
============  ============         ============  ============  ============  ============      ============  ============


          --            --                   --            --            --            --                --            --

          --            --                   --            --            --            --                --            --
          --            --                   --            --            --            --                --            --
------------  ------------         ------------  ------------  ------------  ------------      ------------  ------------
          --            --                   --            --            --            --                --            --
============  ============         ============  ============  ============  ============      ============  ============


       DECEMBER 31                          DECEMBER 31                DECEMBER 31                      DECEMBER 31
--------------------------         --------------------------  --------------------------      --------------------------
   1998           1997                  1998        1997          1998          1997               1998            1997
------------  ------------         ------------  ------------  ------------  ------------      ------------  ------------
$         --  $         --         $         --  $         --  $         --  $         --      $         --  $         --

          --            --                   --            --            --            --                --            --
          --            --                   --            --            --            --                --            --

===============================================================================
32                            FINANCIAL STATEMENTS
===============================================================================




STATEMENTS OF CHANGES IN NET ASSETS


                                                                                                      AMERICAN GENERAL
                                                                       AMERICAN GENERAL          MODERATE GROWTH LIFESTYLE
                                                                      FUND - DIVISION 49             FUND - DIVISION 49
                                                                   ------------------------    ------------------------
                                                                       1998          1997          1998          1997
                                                                   ------------  ----------    ------------  ----------
OPERATIONS:
Net investment income ...........................................  $     11,226  $       --    $     19,912  $       --
Net realized gain on investments ................................          --            --            --            --
Capital gains distributions from mutual funds ...................          --            --            --            --
Net unrealized appreciation
 of investments during the year .................................       970,379          --         925,696          --
                                                                   ------------  ----------    ------------  ----------
     Increase in net assets resulting from operations ...........       981,605          --         945,608          --
                                                                   ------------  ----------    ------------  ----------
PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................          --            --            --            --
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees .............................          --            --            --            --
Annuity benefit payments ........................................          --            --            --            --
Amounts transferred interdivision, and from VALIC
  general account ...............................................     5,000,000          --       5,000,000          --
                                                                   ------------  ----------    ------------  ----------
     Increase in net assets
       resulting from principal transactions ....................     5,000,000          --       5,000,000          --
                                                                   ------------  ----------    ------------  ----------
TOTAL INCREASE IN NET ASSETS ....................................     5,981,605          --       5,945,608          --
                                                                   ------------  ----------    ------------  ----------
NET ASSETS:
Beginning of year ...............................................          --            --            --            --
                                                                   ------------  ----------    ------------  ----------
End of year .....................................................  $  5,981,605  $       --    $  5,945,608  $       --
                                                                   ============  ==========    ============  ==========
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year ............................          --            --            --            --
Purchase payments ...............................................          --            --            --            --
Surrenders ......................................................          --            --            --            --
Transfers - interdivision and from VALIC general account ........          --            --            --            --
                                                                   ------------  ----------    ------------  ----------
Total units outstanding, end of year ............................          --            --            --            --
                                                                   ============  ==========    ============  ==========
Units outstanding, by class:
  Standard units ................................................          --            --            --            --
  Enhanced units:
     20 bp reduced ..............................................          --            --            --            --
     40 bp reduced ..............................................          --            --            --            --
                                                                   ------------  ----------    ------------  ----------
Accumulation units end of year ..................................          --            --            --            --
                                                                   ============  ==========    ============  ==========

                                                                         DECEMBER 31,                 DECEMBER 31,
                                                                   ------------------------    ------------------------
                                                                       1998          1997          1998          1997
                                                                   ------------  ----------    ------------  ----------
Accumulation value per unit:
  Standard unit .................................................  $       --    $       --    $       --    $       --
  Enhanced unit:
     20 bp reduced ..............................................          --            --            --            --
     40 bp reduced ..............................................          --            --            --            --






SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
                               SEPARATE ACCOUNT A                            33
===============================================================================





     AMERICAN GENERAL
CONSERVATIVE GROWTH LIFESTYLE               AMERICAN GENERAL CORE BOND                   AMERICAN GENERAL STRATEGIC
     FUND - DIVISION 50                         FUND - DIVISION 58                         BOND FUND - DIVISION 59
---------------------------                 ---------------------------                -----------------------------
   1998              1997                       1998            1997                        1998            1997
-----------        --------                 --------------   ----------                -------------   -------------
$    27,772       $      --                 $       50,247   $       --                $      69,000   $          --
         --              --                             --           --                           --              --
         --              --                         16,291           --                       11,064              --

    800,941              --                         95,397           --                      185,469              --
-----------        --------                 --------------   ----------                -------------   -------------
    828,713              --                        161,935           --                      265,533              --
-----------        --------                 --------------   ----------                -------------   -------------

         --              --                             --           --                           --              --

         --              --                             --           --                           --              --
         --              --                             --           --                           --              --
  5,000,000              --                      5,000,001           --                    4,999,999              --
-----------        --------                 --------------   ----------                -------------   -------------
  5,000,000              --                      5,000,001           --                    4,999,999              --
-----------        --------                 --------------   ----------                -------------   -------------
  5,828,713              --                      5,161,936           --                    5,265,532              --


         --              --                             --           --                           --              --
-----------        --------                 --------------   ----------                -------------   -------------
$ 5,828,713        $     --                 $    5,161,936   $       --                $   5,265,532   $          --
-----------        --------                 --------------   ----------                -------------   -------------

         --              --                             --           --                           --              --
         --              --                             --           --                           --              --
         --              --                             --           --                           --              --
         --              --                             --           --                           --              --
-----------        --------                 --------------   ----------                -------------   -------------
         --              --                             --           --                           --              --
-----------        --------                 --------------   ----------                -------------   -------------

         --              --                             --           --                           --              --

         --              --                             --           --                           --              --
         --              --                             --           --                           --              --
-----------        --------                 --------------   ----------                -------------   -------------
         --              --                             --           --                           --              --
-----------        --------                 --------------   ----------                -------------   -------------

        DECEMBER 31                                 DECEMBER 31                                 DECEMBER 31
---------------------------                 ---------------------------                -----------------------------
   1998              1997                         1998            1997                     1998              1997
-----------        --------                 --------------   ----------                -------------   -------------
$        --        $     --                 $           --   $       --                $          --   $         --

         --              --                             --           --                           --             --
         --              --                             --           --                           --             --

===============================================================================
34                            FINANCIAL STATEMENTS
===============================================================================





STATEMENTS OF CHANGES IN NET ASSETS

                                                                           AMERICAN GENERAL
                                                                           HIGH YIELD BOND              T. ROWE PRICE SMALL-CAP
                                                                          FUND - DIVISION 60           STOCK FUND - DIVISION 51
                                                                      ---------------------------     ---------------------------
                                                                         1998            1997             1998           1997
                                                                      ----------     ------------     ----------     ------------
OPERATIONS:
Net investment income ..............................................  $   92,262     $         --     $       --     $         --
Net realized gain on investments ...................................          --               --             --               --
Capital gains distributions from mutual funds ......................          --               --             --               --
Net unrealized appreciation
   of investments during the year ..................................     189,911               --             --               --
                                                                      ----------     ------------     ----------     ------------
     Increase in net assets resulting from operations ..............     282,173               --             --               --
                                                                      ----------     ------------     ----------     ------------

PRINCIPAL TRANSACTIONS:
Purchase payments ..................................................          --               --            139               --
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ................................          --               --             --               --
Annuity benefit payments ...........................................          --               --             --               --
Amounts transferred interdivision, and from VALIC general account ..   5,000,000               --             --               --
                                                                      ----------     ------------     ----------     ------------
     Increase in net assets
       resulting from principal transactions .......................   5,000,000               --            139               --
                                                                      ----------     ------------     ----------     ------------
TOTAL INCREASE IN NET ASSETS .......................................   5,282,173               --            139               --

NET ASSETS:
Beginning of year ..................................................          --               --             --               --
                                                                      ----------     ------------     ----------     ------------
End of year ........................................................  $5,282,173     $         --     $      139     $         --
                                                                      ----------     ------------     ----------     ------------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year ...............................          --               --             --               --
Purchase payments ..................................................          --               --            122               --
Surrenders .........................................................          --               --             --               --
Transfers -- interdivision and from VALIC general account ..........          --               --             --               --
                                                                      ----------     ------------     ----------     ------------
Total units outstanding, end of year ...............................          --               --            122               --
                                                                      ----------     ------------     ----------     ------------
Units outstanding, by class:
  Standard units ...................................................          --               --            122               --
  Enhanced units:
     20 bp reduced .................................................          --               --             --               --
     40 bp reduced .................................................          --               --             --               --
                                                                      ----------     ------------     ----------     ------------
Accumulation units end of year .....................................          --               --            122               --
                                                                      ----------     ------------     ----------     ------------

                                                                              DECEMBER 31                      DECEMBER 31
                                                                      ---------------------------     ---------------------------
                                                                         1998            1997             1998           1997
                                                                      ----------     ------------     ----------     ------------
Accumulation value per unit:
  Standard unit.....................................................  $       --     $         --     $1.141049      $         --
  Enhanced unit:
     20 bp reduced..................................................          --               --            --                --
     40 bp reduced..................................................          --               --            --                --






SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
                              SEPARATE ACCOUNT A                             35
===============================================================================





NOTE A -- ORGANIZATION

         Separate Account A (the "Separate Account"), established by The Variable Annuity Life Insurance Company ("VALIC") on April 18, 1979, is registered under the Investment Company Act of 1940 as a unit investment trust. The Separate Account is comprised of fifty-five subaccounts or "divisions." Each division, which represents a variable investment vehicle available only through a VALIC annuity contract, invests in one of the following mutual funds:

American General Series Portfolio Company ("AGSPC"):
  AGSPC Stock Index Fund (Divisions 10A, B, C, and D)
  AGSPC MidCap Index Fund (Division 4)
  AGSPC Small Cap Index Fund (Division 14)
  AGSPC International Equities Fund (Division 11)
  AGSPC Growth Fund (Division 15)
  AGSPC Growth & Income Fund (Division 16)
  AGSPC Science & Technology Fund (Division 17)
  AGSPC Social Awareness Fund (Division 12)
  AGSPC Asset Allocation Fund (Division 5)
  AGSPC Capital Conservation Fund (Divisions 1 and 7)
  AGSPC Government Securities Fund (Division 8)
  AGSPC International Government Bond Fund (Division 13)
  AGSPC Money Market Fund (Divisions 2 and 6)

American General Series Portfolio Company 3 ("AGSPC 3"):
  American General International Growth Fund (Division 33)
  American General Large Cap Growth Fund (Division 39)
  American General Mid Cap Growth Fund (Division 37)
  American General Small Cap Growth Fund(Division 35)
  American General International Value Fund (Division 34)
  American General Large Cap Value Fund (Division 40)
  American General Mid Cap Value Fund (Division 38)
  American General Small Cap Value Fund (Division 36)
  American General Socially Responsible Fund (Division 41)
  American General Balanced Fund (Division 42)
  American General High Yield Bond Fund (Division 60)
  American General Strategic Bond Fund (Division 59)
  American General Domestic Bond Fund (Division 43)
  American General Core Bond Fund (Division 58)
  American General Money Market Fund (Division 44)
  American General Growth Lifestyle Fund (Division 48)
  American General Moderate Growth
    Lifestyle Fund (Division 49)
  American General Conservative Growth
    Lifestyle Fund (Division 50)

Dreyfus Variable Investment Fund -
  Small Cap Portfolio (Division 18)

Founders Growth Fund (Division 30)

Neuberger Berman Guardian Trust (Division 29)

Putnam Global Growth Fund (Division 28)
Putnam New Opportunities Fund (Division 26)
Putnam OTC & Emerging Growth Fund (Division 27)

Scudder Growth and Income Fund (Division 21)

Templeton Foreign Fund (Division 32)
Templeton Variable Products Series Fund:
  Templeton Asset Allocation Fund (Division 19)
  Templeton International Fund (Division 20)

American Century - Twentieth Century
  Ultra Fund (Division 31)

Vanguard Long-Term Corporate Fund (Division 22)
Vanguard Long-Term Treasury Fund (Division 23)
Vanguard Wellington Fund (Division 25)
Vanguard Windsor II Fund (Division 24)
Vanguard Lifestrategy Growth Fund (Division 52)
Vanguard Lifestrategy Moderate Growth Fund (Division 53)
Vanguard Lifestrategy Conservative Growth Fund (Division 54)
T. Rowe Price Small-Cap Stock Fund (Division 51)

Divisions 33 through 54 and 58 through 60 became available to contract holders of the Separate Account effective September 22,1998.

NOTE B -- SUMMARY OF SIGNIFICANT
          ACCOUNTING POLICIES

         The assets of the Separate Account are part of VALIC. The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

         USE OF ESTIMATES. The financial statements have been prepared in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosure of contingent assets and liabilities. Ultimate results could differ from these estimates.

         INVESTMENT VALUATION. Investments in mutual funds (the "Funds") are valued at the net asset (market) value per share at the close of each business day as reported by each Fund.

         INVESTMENT TRANSACTIONS. Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the basis of identified cost. Capital gain distributions from mutual funds are recorded on the ex-dividend date and reinvested upon receipt.

         INVESTMENT INCOME. Dividend income from mutual funds is recorded on the ex-dividend date and reinvested upon receipt.

         ANNUITY RESERVES. Net purchase payments made by variable annuity contract owners are accumulated based on the performance of the investments of the Separate Account until the date the contract owners select to commence annuity payments. Reserves for annuities on which benefits are currently payable are provided for based upon estimated mortality and other assumptions, including provisions for the risk of adverse deviation from assumptions, which were appropriate at the time the contracts were issued. The 1983(a) Individual Mortality Table, the Annuity 2000 Mortality Table, and the 1994 Group Annuity Reserve Mortality Table have been used in the computation of annuity reserves for currently payable contracts. Participants are able to elect assumed investment rates between 3.0% and 6.0%, as regulated by the applicable state laws.

         ACCUMULATION UNITS. VALIC offers both standard and enhanced contracts. These contracts may have different Separate Account charges.

===============================================================================
36                       NOTES TO FINANCIAL STATEMENTS
===============================================================================




NOTE C -- TRANSACTIONS WITH AFFILIATES

         VALIC serves as investment advisor ("the Advisor"), transfer agent, and accounting services agent to AGSPC and AGSPC 3. American General Investment Management, LLP, an affiliate of the Advisor, serves as investment sub-advisor to certain AGSPC 3 mutual funds.

         The Separate Account is charged for mortality and expense risks assumed by VALIC and for distribution and administrative services provided by VALIC. The standard charge, based on the daily net assets of each division, is assessed daily based on the following annual rates: for Division 10B, 0.85% on the first $10,000,000, 0.425% on the next $90,000,000, and 0.21% on the excess over $100,000,000; for Divisions 1,2,4 through 8, 10A, 10C and 10D, 11 through 17, 33 through 44, 48 through 50, and 58 through 60, 1.00%; and for Divisions 18 through 32, and 51 through 54, 1.25%. Certain mutual funds reimburse to VALIC a portion of the distribution or administrative costs associated with offering their funds through a VALIC annuity contract. VALIC, in turn reduces the Separate Account charge to that division by the amount of the reimbursement. The expense reduction is credited daily based on the following annual rates: for Divisions 21 through 23, 26 through 30, 32 through 44, 48 through 50, and 58 through 60, 0.25%; for Division 31, 0.24% (effective December 8, 1997, the expense reduction for Division 31 became 0.20% on the first $75,000,000, and 0.25% on the excess over $75,000,000); and for Division 18, 0.15% (commencing July 1, 1997). Separate Account charges may be reduced if contracts are issued to certain types of plans that are expected to result in lower costs to VALIC. Consequently, each division may offer separate "classes" of units of beneficial interest reflecting reductions in separate account charges.

         Pursuant to the reorganization agreement entered into on April 17, 1987, which transferred VALIC Separate Accounts One and Two into Separate Account A Divisions 10A and 10B, respectively, expenses of each division (as defined to include underlying mutual fund expenses) are limited to the following rates based on average daily net assets: Division 10A, 1.4157% on the first $359,065,787, 1.36% on the next $40,934,213, and 1.32% on the excess over
$400,000,000; Division 10B, 0.6966% on the first $25,434,267, 0.5% on the next
$74,565,733, and 0.25% on the excess over $100,000,000. Accordingly, during the years ended December 31, 1998 and 1997, VALIC reduced expenses of Division 10B by $82,027 and $85,996, respectively.

         A portion of the annual contract maintenance charge is assessed on each contract (except those relating to Divisions 10A and 10B) by VALIC on the last day of the calendar quarter in which VALIC receives the first purchase payment, and in quarterly installments thereafter during the accumulation period. Maintenance charges assessed totaled $5,575,601 and $4,510,903 for the years ended December 31, 1998 and 1997, respectively.

         VALIC received surrender charges of $4,581,641 and $2,769,370 for the years ended December 31, 1998 and 1997, respectively. In addition, VALIC received $53,171 and $6,156 for the year ended December 31, 1998, in sales load on variable annuity purchase payments for Divisions 10A and 10B, respectively. VALIC received $63,727 and $7,426 for the year ended December 31, 1997, in sales load on variable annuity purchase payments for Divisions 10A and 10B, respectively.

         VALIC contributed to the Separate Account, $100,000 and $74,900,000 on August 26, 1998 and September 1, 1998, respectively, in order to provide initial funding for the AGSPC 3 mutual funds. Capital surplus amounts reflected in the Statements of Net Assets for Divisions 33 through 44, 48 through 50 and 58 through 60 are not subject to contract holder charges since they do not represent reserves for annuity contracts issued.

NOTE D -- INVESTMENTS

         The cost of fund shares is the same for financial reporting and federal income tax purposes. The following is a summary of fund shares owned as of December 31, 1998:


                                                                                                                      UNREALIZED
                                                                       MARKET                                        APPRECIATION
UNDERLYING FUND                            DIVISION         SHARES      PRICE         MARKET             COST       (DEPRECIATION)
                                           --------         ------      -----         ------             ----       --------------

AGSPC International Equities Fund .........    11          13,079,920   $11.37  $   148,718,766  $   148,478,416  $       240,350
Putnam Global Growth Fund .................    28          13,080,357    12.45      162,850,092      149,345,622       13,504,470
Templeton Foreign Fund ....................    32          26,018,073     8.39      218,291,648      267,772,677      (49,481,029)
Templeton International Fund ..............    20          37,187,918    20.69      769,418,093      672,572,557       96,845,536
AGSPC Science & Technology Fund ...........    17          52,052,496    26.07    1,357,008,368    1,058,583,311      298,425,057
AGSPC Small Cap Index Fund ................    14          14,788,462    15.26      225,671,866      216,780,123        8,891,743
Dreyfus Variable Investment Fund -
  Small Cap Portfolio .....................    18          14,871,620    53.91      801,729,449      709,332,114       92,397,335
Putnam New Opportunities Fund .............    26           7,047,598    58.43      411,790,940      341,359,629       70,431,311
Putnam OTC & Emerging Growth Fund .........    27           8,240,758    17.25      142,153,064      128,583,339       13,569,725
AGSPC Growth Fund .........................    15          53,087,130    22.85    1,213,041,349      867,944,168      345,097,181
AGSPC MidCap Index Fund ...................     4          33,517,770    25.37      850,345,675      593,845,989      256,499,686
American Century - Twentieth Century
  Ultra Fund ..............................    31          10,965,109    33.41      366,344,764      344,297,873       22,046,891
Founders Growth Fund ......................    30          20,206,988    20.41      412,424,559      377,960,267       34,464,292
AGSPC Growth & Income Fund ................    16          14,227,222    20.04      285,113,626      214,814,089       70,299,537
AGSPC Social Awareness Fund ...............    12          19,099,259    22.77      434,890,057      350,790,377       84,099,680
AGSPC Stock Index Fund ....................    10A,B,C,D  106,096,626    37.54    3,982,866,943    2,020,245,208    1,962,621,735
Neuberger Berman Guardian Trust ...........    29           3,796,199    16.16       61,347,128       68,195,002       (6,847,874)
Scudder Growth and Income Fund ............    21           9,416,745    26.31      247,754,620      259,592,520      (11,837,900)
Vanguard Windsor II Fund ..................    24          21,811,605    29.85      651,075,950      634,903,452       16,172,498
Templeton Asset Allocation Fund ...........    19          14,431,830    22.46      324,138,930      290,415,546       33,723,384
AGSPC Asset Allocation Fund ...............     5          16,111,443    14.12      227,493,681      191,458,464       36,035,217

===============================================================================
                              SEPARATE ACCOUNT A                             37
===============================================================================




                                                                                                                      UNREALIZED
                                                                   MARKET                                            APPRECIATION
UNDERLYING FUND                           DIVISION     SHARES       PRICE          MARKET              COST         (DEPRECIATION)
                                          --------     ------       -----          ------              ----         --------------

Vanguard Wellington Fund .................    25     13,852,716     29.35     $   406,576,731   $   416,038,579   $    (9,461,848)
AGSPC International Government
  Bond Fund ..............................    13     13,339,220     12.68         169,141,402       158,031,435        11,109,967
AGSPC Capital Conservation Fund .......... 1 & 7      6,849,612      9.68          66,304,225        65,365,302           938,923
AGSPC Government Securities Fund .........     8     10,966,460     10.35         113,502,848       110,444,717         3,058,131
Vanguard Fixed Income Securities Fund:
  Long-Term Corporate Fund ...............    22      6,441,710      9.29          59,843,445        59,275,925           567,520
  Long-Term Treasury Fund ................    23     10,501,171     11.36         119,293,240       115,581,241         3,711,999
AGSPC Money Market Fund .................. 2 & 6    270,445,756      1.00         270,445,756       270,445,756                --
American General International
  Growth Fund ............................    33        365,269     10.55           3,853,567         3,652,817           200,750
American General Large Cap Growth Fund ...    39        285,293     12.44           3,549,043         2,853,503           695,540
American General Mid Cap Growth Fund .....    37        405,021     13.52           5,475,870         4,050,270         1,425,600
American General Small Cap Growth Fund ...    35        391,362     13.49           5,279,473         3,918,373         1,361,100
American General International
  Value Fund .............................    34        360,507     11.52           4,153,036         3,605,760           547,276
American General Large Cap Value Fund ....    40        290,838     12.47           3,626,750         2,910,224           716,526
American General Mid Cap Value Fund ......    38        405,233     12.27           4,972,209         4,075,640           896,569
American General Small Cap Value Fund ....    36        390,634     11.52           4,500,106         3,914,722           585,384
American General Socially
  Responsible Fund .......................    41        525,342     12.20           6,409,166         5,309,493         1,099,673
American General Balanced Fund ...........    42        505,484     11.61           5,868,671         5,063,135           805,536
American General High Yield Bond Fund ....    60        508,880     10.38           5,282,173         5,092,262           189,911
American General Strategic Bond Fund .....    59        507,766     10.37           5,265,532         5,080,063           185,469
American General Domestic Bond Fund ......    43        128,012     10.23           1,309,568         1,280,876            28,692
American General Core Bond Fund ..........    58        506,569     10.19           5,161,936         5,066,538            95,398
American General Money Market Fund .......    44      5,082,478      1.00           5,082,478         5,082,478                --
American General Growth Lifestyle Fund ...    48        501,813     11.94           5,991,538         5,021,159           970,379
American General Moderate Growth
  Lifestyle Fund .........................    49        502,116     11.85           5,950,028         5,024,332           925,696
American General Conservative Growth
  Lifestyle Fund .........................    50        502,580     11.60           5,829,911         5,028,970           800,941
T. Rowe Price Small-Cap Stock Fund .......    51              7     20.79                 139               139                --
  Total ..................................          853,696,997               $14,587,138,409   $11,178,484,452   $ 3,408,653,957


NOTE E -- FEDERAL INCOME TAXES

         VALIC is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Separate Account in determining its federal income tax liability. Under current federal income tax law, the investment income and capital gains from sales of investments realized by the Separate Account are not taxable. Therefore, no federal income tax provision has been made.

NOTE F -- SECURITY PURCHASES AND SALES

         For the year ended December 31, 1998, the aggregate cost of purchases and proceeds from sales of investments were:

                                                                               PURCHASES               SALES
                                                                             --------------        --------------

         AGSPC International Equities Fund Division 11 ...................    $ 70,340,669          $ 86,195,191
         Putnam Global Growth Fund Division 28 ...........................      84,411,341             2,105,181
         Templeton Foreign Fund Division 32 ..............................      82,320,483             9,313,676
         Templeton International Fund Division 20 ........................     176,311,032           153,728,857
         AGSPC Science & Technology Fund Division 17 .....................     262,237,519           101,549,488
         AGSPC Small Cap Index Fund Division 14 ..........................      56,957,370            35,775,340
         Dreyfus Variable Investment Fund -
               Small Cap Portfolio Division 18 ...........................      63,341,013            64,349,216
         Putnam New Opportunities Fund Division 26 .......................     196,437,438             3,727,492
         Putnam OTC & Emerging Growth Fund Division 27 ...................      43,601,585             7,874,482
         AGSPC Growth Fund Division 15 ...................................     168,030,279            22,896,950
         AGSPC MidCap Index Fund Division 4 ..............................     121,443,834            59,433,835
         American Century - Twentieth Century Ultra Fund Division 31 .....     206,441,197             3,102,142
         Founders Growth Fund Division 30 ................................     203,148,927             4,157,924
         AGSPC Growth & Income Fund Division 16 ..........................      35,712,751            22,023,607

===============================================================================
38                       NOTES TO FINANCIAL STATEMENTS
===============================================================================





                                                                                     PURCHASES                 SALES
                                                                                  --------------          --------------
         AGSPC Social Awareness Fund Division 12 ..............................   $  155,478,764          $    4,747,514
         AGSPC Stock Index Fund:
                  Division 10A ................................................       16,487,825              57,170,007
                  Division 10B ................................................        1,430,916               5,138,856
                  Division 10C ................................................      409,382,612              36,743,609
                  Division 10D ................................................        2,305,198               7,769,904
         Neuberger Berman Guardian Trust Division 29 ..........................       24,369,333               4,106,246
         Scudder Growth and Income Fund Division 21 ...........................      134,037,172               6,545,427
         Vanguard Windsor II Fund Division 24 .................................      380,154,266               5,838,118
         Templeton Asset Allocation Fund Division 19 ..........................       48,497,460              40,983,269
         AGSPC Asset Allocation Fund Division 5 ...............................       37,672,428              10,217,954
         Vanguard Wellington Fund Division 25 .................................      267,401,470               4,016,568
         AGSPC International Government Bond Fund Division 13 .................       63,147,566              81,054,776
         AGSPC Capital Conservation Fund:
                  Division 1 ..................................................          832,531               1,006,283
                  Division 7 ..................................................       16,631,338              12,372,606
         AGSPC Government Securities Fund Division 8 ..........................       54,546,370              32,043,559
         Vanguard Long-Term Corporate Fund Division 22 ........................       42,256,730               2,903,724
         Vanguard Long-Term Treasury Fund Division 23 .........................      102,868,659              11,315,873
         AGSPC Money Market Fund:
                  Division 2 ..................................................        2,987,800               3,330,427
                  Division 6 ..................................................      379,702,464             248,100,695
         American General International Growth Fund Division 33 ...............        3,652,817                      --
         American General Large Cap Growth Fund Division 39 ...................        2,853,503                      --
         American General Mid Cap Growth Fund Division 37 .....................        4,050,270                      --
         American General Small Cap Growth Fund Division 35 ...................        3,918,373                      --
         American General International Value Fund Division 34 ................        3,605,760                      --
         American General Large Cap Value Fund Division 40 ....................        2,910,224                      --
         American General Mid Cap Value Fund Division 38 ......................        4,075,640                      --
         American General Small Cap Value Fund Division 36 ....................        3,914,722                      --
         American General Socially Responsible Fund Division 41 ...............        5,309,493                      --
         American General Balanced Fund Division 42 ...........................        5,063,135                      --
         American General High Yield Bond Fund Division 60 ....................        5,092,262                      --
         American General Strategic Bond Fund Division 59 .....................        5,080,063                      --
         American General Domestic Bond Fund Division 43 ......................        1,280,876                      --
         American General Core Bond Fund Division 58 ..........................        5,066,538                      --
         American General Money Market Fund Division 44 .......................        5,082,478                      --
         American General Growth Lifestyle Fund Division 48 ...................        5,021,159                      --
         American General Moderate Growth Lifestyle Fund Division 49 ..........        5,024,332                      --
         American General Conservative Growth Lifestyle Fund Division 50 ......        5,028,970                      --
                  T. Rowe Price Small-Cap Stock Fund Division 51 ..............              139                      --
                                                                                  --------------          --------------
                  Total .......................................................   $3,986,957,094          $1,151,638,796
                                                                                  ==============          ==============

NOTE G -- YEAR 2000 (UNAUDITED)

         VALIC is in the process of modifying its systems to achieve Year 2000 readiness. This endeavor is directed and managed by VALIC and monitored by the parent company, American General Corporation. VALIC has developed clearly defined and documented plans that have been implemented to minimize the risk of significant negative impact on its operations.

         These plans include the following activities: (1) perform an inventory of VALIC's information technology and non-information technology systems; (2) assess which items in the inventory may expose VALIC to business interruptions due to Year 2000 issues; (3) test systems for Year 2000 readiness; (4) reprogram or replace systems that are not Year 2000 ready; and (5) return the systems to operation.

         In addition, the Separate Account and VALIC have business relationships with various third parties, each of which must also be Year 2000 ready. Therefore, VALIC's plans also include assessing and attempting to mitigate the risks associated with the potential failure of third parties, as well as contingency plans for any identified risks or shortcomings, to achieve Year 2000 readiness. Due to the various stages of the third parties' Year 2000 readiness, VALIC's efforts in this regard will extend through 1999.

         Through December 31, 1998, VALIC has incurred and expensed $26.7 million (pretax) related to Year 2000 readiness, including $20.2 million incurred in 1998.

         As of December 31, 1998, VALIC has completed the inventory, assessment, testing, reprogramming and implementation phases of the plan with respect to its critical systems. VALIC believes its comprehensive plan and resource commitment will allow it to meet its Year 2000 objectives. However, the Year 2000 issue remains complex and the risks, uncertainties, and unforeseen circumstances associated with the Year 2000 issue could have a material adverse impact on VALIC and the Separate Account.

================================================================================
                        REPORT OF INDEPENDENT AUDITORS                       39
================================================================================


TO THE BOARD OF THE VARIABLE ANNUITY LIFE INSURANCE COMPANY AND CONTRACT OWNERS OF THE VARIABLE ANNUITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT A

We have audited the accompanying statements of net assets of The Variable Annuity Life Insurance Company Separate Account A ("the Separate Account") and each of the divisions (1, 2, 4, 5, 6, 7, 8, 10A, 10B, 10C, 10D, 11 through 44 inclusive, 48 through 51 inclusive, and 58 through 60, inclusive) comprising the Separate Account as of December 31, 1998. We have also audited the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended of the Separate Account and each of its divisions except for divisions 33 through 44 inclusive, divisions 48 through 50 inclusive, and divisions 58 through 60, inclusive, for which we have audited the statements of operations and changes in net assets for the period from August 26, 1998 (inception) to December 31, 1998, and for division 51 for which we have audited the statements of operations and changes in net assets for the period from September 22, 1998 (inception) through December 31, 1998. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Separate Account and each of the divisions comprising the Separate Account at December 31, 1998, and the results of their operations and changes in their net assets for each of the periods identified above, in conformity with generally accepted accounting principles.




                                                  ERNST & YOUNG LLP



Houston, Texas
February 15, 1999

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                                       34

                            --AMERCAN GENERAL LOGO--

                                 PRINTED MATTER
                     PRINTED IN U.S.A.  VA 9079-1  REV 5/99
                        (C)Company Name, Houston, Texas

                                         Recycled Paper  --RECYCLED PAPER LOGO--

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                               SEPARATE ACCOUNT A
                              CONTRACT FOR UIT-981
                                      AND
                       INDEPENDENCE PLUS CONTRACT SERIES

                           PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (a) Financial Statements

       Filed with Part A:


            Selected Purchase Unit Data for each Fund


       Filed with Part B:


       (i)  Audited Financial Statements


           The Variable Annuity Life Insurance Company


                      Report of Independent Auditors


                 Consolidated Balance Sheets

                 Consolidated Statements of Income

                 Consolidated Statements of Changes in Stockholder Equity

                 Consolidated Statements of Cash Flows

                 Notes to Consolidated Financial Statements


         (ii) Audited Financial Statements


           The Variable Annuity Life Insurance Company Separate Account A --

                      Statement of Net Assets

                 Statement of Operations

                 Statements of Changes in Net Assets

                 Notes to Financial Statements

                 Report of Independent Accountants

     All other schedules for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission are not required under the related instructions, are inapplicable, or the related information is included in the financial statements and therefore such schedules have been omitted.


     (b) Exhibits





  1.       --     Resolution adopted by The Variable Annuity Life Insurance
                  Company Board of Directors at its Annual Meeting of April
                  18, 1979 establishing The Variable Annuity Life Insurance
                  Company Separate Account A is incorporated herein by
                  reference to Post-Effective Amendment No. 26 filed with the
                  SEC on April 18, 1997 (File No. 2-96223/811-3240).
  2.       --     Not Applicable.
  3.       --     Underwriting Agreement between The Variable Annuity Life
                  Insurance Company, The Variable Annuity Life Insurance
                  Company Separate Account A and The Variable Annuity
                  Marketing Company is incorporated herein by reference to
                  Post-Effective Amendment No. 26 filed with the SEC on April
                  18, 1997 (File No. 2-96223/811-3240).


  4(a).   --      Form of Individual Annuity Contract (Form UIT-981) is
                  incorporated herein by reference to Post-Effective Amendment
                  No. 26 filed with the SEC on April 18, 1997 (File No.
                  2-96223/811-3240).
  4(b).   --      Form of Individual Annuity Contract (Form UIT-585-96) is
                  incorporated herein by reference to Post-Effective Amendment
                  No. 26 filed with the SEC on April 18, 1997 (File No.
                  2-96223/811-3240).
  4(c).   --      Form of Group Annuity Contract (Form UITG-585-96) is
                  incorporated herein by reference to Post-Effective Amendment
                  No. 26 filed with the SEC on April 18, 1997 (File No.
                  2-96223/811-3240).
  4(d).   --      Form of Certificate of Participation under Group Annuity
                  Contract (Form UITG-CB-585-96) is incorporated herein by
                  reference to Post-Effective Amendment No. 26 filed with the
                  SEC on April 18, 1997 (File No. 2-96223/811-3240).
  5(a).   --      Form of Application for Annuity Contract (Form UIT-981,
                  UIT-585-96 and UITG-CB-585-96) is incorporated herein by
                  reference to Post-Effective Amendment No. 27 filed with the
                  SEC on April 27, 1998 (File No. 2-96223/811-3240).
  5(b).   --      Form of Group Master Application for Flexible Payment Group
                  Annuity Contract (Form UITG-585-96) is incorporated herein by reference to Post-Effective Amendment No. 26 filed with the SEC on April 18, 1997 (File No. 2-96223/811-3240).
  6(a).   --      Copy of Amended and Restated Articles of Incorporation of
                  The Variable Annuity Life Insurance Company, effective as of
                  April 28, 1989, is incorporated herein by reference to
                  Post-Effective Amendment No. 26 filed with the SEC on April
                  18, 1997 (File No. 2-96223/811-3240).
  6(b).   --      Copy of Amendment Number One to Amended and Restated
                  Articles of Incorporation of The Variable Annuity Life
                  Insurance Company as amended through April 28, 1989,
                  effective March 28, 1990 is incorporated herein by reference to Post-Effective Amendment No. 26 filed with the SEC on
                  April 18, 1997 (File No. 2-96223/811-3240).
  6(c).   --      Copy of Amended and Restated Bylaws of The Variable Annuity
                  Life Insurance Company as amended through March 4, 1992 is incorporated herein by reference to Post-Effective Amendment
                  No. 27 filed with the SEC on April 27, 1998 (File No.
                  2-96223/811-3240).
  7.       --     Not Applicable.
  8.       --     Not Applicable.
  9.       --     Not Applicable.
 10.       --     Consent of Independent Auditors.
 11.       --     Not Applicable.
 12.       --     Not Applicable.
 13.       --     Calculation of standard and nonstandard performance
                  information is incorporated herein by reference to
                  Post-Effective Amendment No. 26 filed with the SEC on April
                  18, 1997 (File No. 2-96223/811-3240).
 14.       --     Not Applicable.
 15.       --     Supplemental Information Form which discloses Section
                  403(b)(11) withdrawal restrictions as set forth in a
                  no-action letter issued by the SEC on November 28, 1988.
                  Such form requires the signed acknowledgement of
                  participants who purchase Section 403(b) annuities with
                  regard to these withdrawal restrictions is incorporated
                  herein by reference to Post-Effective Amendment No. 27 filed with the SEC on April 27, 1998 (File No. 2-96223/811-3240).
 16(a).   --      Copies of manually signed powers of attorney for The
                  Variable Annuity Life Insurance Company Directors John E.
                  Arant, Kent E. Barrett and Carl J. Santillo.
 16(b).   --      Copy of manually signed power of attorney for The Variable
                  Annuity Life Insurance Company Director, Robert M. Devlin
                  incorporated herein by reference to Post-Effective Amendment
                  No. 52 filed with the SEC on April 27, 1998 (File No.
                  2-32783/811-3240).
 16(c).   --      Copy of manually signed powers of attorney for The Variable
                  Annuity Life Insurance Company Directors Thomas L. West,
                  Jr., Bruce R. Abrams, John A. Graf and John P. Newton
                  incorporated herein by reference to Post-Effective Amendment
                  No. 52 filed with the SEC on April 27, 1998 (File No.
                  2-32783/811-3240).

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

     The directors and principal officers of the Company are set forth below, together with their current principal occupations including any position with American General Corporation ("AGC"), the indirect parent of The Variable Annuity Life Insurance Company ("VALIC"), the depositor of the Registrant, and The Variable Annuity Marketing Company ("VAMCO"), the principal underwriter of the Contracts issued through the Registrant. The business address of each officer and director is 2929 Allen Parkway, Houston, Texas 77019.


          NAMES AND PRINCIPAL
           BUSINESS ADDRESS                      POSITIONS AND OFFICES HELD WITH DEPOSITOR
          -------------------                    -----------------------------------------
Thomas L. West, Jr.....................  Chairman and Chief Executive Officer, VALIC.
                                         Vice Chairman and Group Executive -- Retirement Services,
                                         American General Corporation.
Jon P. Newton..........................  Senior Chairman of the Board of Directors, VALIC. Vice
                                         Chairman of the Board of Directors, American General
                                         Corporation.
Kent E. Barrett........................  Director, Executive Vice President and Chief Financial
                                         Officer, VALIC.
John A. Graf...........................  Director and President, VALIC.
Robert M. Devlin.......................  Director, VALIC.
                                         Chairman of the Board of Directors, President and Chief
                                         Executive Officer, American General Corporation.
Bruce R. Abrams........................  Director and Executive Vice President -- Marketing, VALIC.
John E. Arant..........................  Director and Executive Vice President -- Sales, VALIC.
                                         Chairman of the Board of Directors and President, VAMCO.
Patrick E. Grady.......................  Senior Vice President and Treasurer, VALIC.
Brent C. Nelson........................  Senior Vice President and Controller, VALIC.
Carl J. Santillo.......................  Director and Executive Vice President -- Operations,
                                         VALIC.
Richard W. Scott.......................  Vice President and Chief Investment Officer, VALIC.
                                         Executive Vice President and Chief Investment Officer,
                                         American General Corporation.
Michael J. Akers.......................  Senior Vice President and Chief Actuary, VALIC.
Dwight L. Cramer, II...................  Senior Vice President -- Specialty Markets, VALIC.
Stephen G. Kellison....................  Senior Vice President -- Institutional Services, VALIC.
Charles D. Robinson....................  Senior Vice President -- Institutional Marketing, VALIC.
                                         Executive Vice President, VAMCO.
Cynthia A. Toles.......................  Senior Vice President, General Counsel and Secretary,
                                         VALIC.
                                         Director and Secretary, VAMCO.
Dan W. Arnold..........................  Vice President -- Customer Care Center, VALIC.
James D. Bonsall.......................  Vice President -- Financial Reporting, VALIC.
Harry N. Bragg.........................  Vice President -- Strategic Systems, VALIC.
Gregory S. Broer.......................  Vice President -- Actuarial, VALIC.
Richard A. Combs.......................  Vice President -- Actuarial, VALIC.
J. David Crank.........................  Vice President -- Group Services, VALIC.
Neil J. Davidson.......................  Vice President -- Actuarial, VALIC.
David H. denBoer.......................  Vice President -- Compliance, VALIC.
Stephen R. Duff........................  Vice President -- Financial Institution Acquisitions,
                                         VALIC.
Daniel Fritz...........................  Vice President -- Actuarial, VALIC.

          NAMES AND PRINCIPAL
           BUSINESS ADDRESS                      POSITIONS AND OFFICES HELD WITH DEPOSITOR
          -------------------                    -----------------------------------------
Paul W. Green..........................  Vice President and Investment Officer, VALIC.
Sharla A. Jackson......................  Vice President -- Operations and Customer Service, VALIC.
Jeff S. Johnson........................  Vice President -- Marketing Communications, VALIC.
Kent W. Lamb...........................  Vice President -- Financial Reporting, VALIC.
Richard Lindsay........................  Vice President -- Personal Retirement Services, VALIC.
James J. Michel........................  Vice President -- Insurance Accounting, VALIC.
Craig R. Mitchell......................  Vice President and Investment Officer, VALIC.
Maruti More............................  Vice President -- Investments, VALIC.
Stephen J. Poston......................  Vice President -- National Sales Manager, VALIC.
Steven D. Rubinstein...................  Vice President -- Financial Planning and Reporting, VALIC.
Gary N. See............................  Vice President -- Actuarial, VALIC.
Gregory R. Seward......................  Vice President -- Variable Product Accounting, VALIC.
Norman A. Skinrood, Jr.................  Vice President -- Group Plan Administration, VALIC.
Paula F. Snyder........................  Vice President -- Marketing Services, VALIC.
Robert E. Steele.......................  Vice President -- Structured Settlements, VALIC.
Kenneth R. Story.......................  Vice President -- Amarillo Systems, VALIC.
Peter V. Tuters........................  Vice President and Investment Officer, VALIC.
                                         Sr. Vice President -- Investments, American General
                                         Corporation.
William C. Vetterling..................  Vice President -- Marketing Administration, VALIC.
William A. Wilson......................  Vice President -- Government Affairs, VALIC.
Jane E. Bates..........................  Chief Compliance Officer, VALIC.
                                         Director, Treasurer and Chief Compliance Officer, VAMCO.
D. Lynne Walters.......................  Tax Officer, VALIC.
                                         Tax Officer, VAMCO.
                                         Vice President -- Taxes, American General Corporation.



ITEM 26. PERSON CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


     No person is controlled by the Registrant. The Registrant is a segregated asset account of the Company ("Depositor") established in accordance with the Texas Insurance Code. The Registrant supports benefits payable under the Variable Annuity Contracts investing in American General Series Portfolio Company (the "Series Company"). The Registrant votes Series Company shares only as directed by the contract owner. (See "Voting Rights" in the Prospectus for these Contracts.)


     The Depositor is indirectly wholly-owned by American General Corporation (formerly American General Insurance Company). Therefore, the Depositor and various companies affiliated with the Depositor may be deemed to be under common control with the Registrant. These companies, together with their state of incorporation and the identity of the owners of their common stock, are set forth in an Exhibit entitled "Subsidiaries of American General Corporation," of the Form 10-K of American General Corporation filed for the year ended December 31, 1998 (File No. 1-7981), which is incorporated herein by reference.


ITEM 27. NUMBER OF CONTRACT OWNERS


     As of March 31, 1999, a date within 90 days prior to the date of filing, there were 28,695 individual Contract Owners and 0 group Contract Owners of the qualified Contracts offered by the UIT-981 prospectus of the Registrant; and 184,043 individual Contract Owners and 261,581 group Contract Owners qualified Contracts offered by the Independence Plus prospectus. As of March 31, 1999 there were 4,920 individual Contract Owners and 61 group Contract Owners of the non-qualified Contracts offered by the Independence Plus prospectus. The Registrant issues different contracts through other Registration Statements.

ITEM 28. INDEMNIFICATION

     Set forth below is a summary of the general effect of applicable provisions of the Depositor's Bylaws regarding indemnification of, and advancement of legal expenses to, the Depositor's officers, directors and employees (collectively, "Indemnitees").

     The Depositor shall indemnify any Indemnitee who was or is a named defendant or respondent or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (including any action by or in the right of the Depositor), or any appeal of such action, suit or proceeding and any inquiry or investigation that could lead to such an action, suit or proceeding, by reason of the fact that the Indemnitee is or was a director, or officer or employee of the Depositor, or is or was serving at the request of the Depositor as a director, officer, partner, venturer, proprietor, trustee, employee, or similar functionary of another foreign or domestic corporation or nonprofit corporation, partnership, joint venture, sole proprietorship, trust employee benefit plan or other enterprise, against judgments, penalties (including excise and similar taxes), fines, amounts paid in settlement, and reasonable expenses (including court costs and attorney's fees) actually incurred by him in connection with such action, suit or proceeding, if Indemnitee acted in good faith and in a manner he reasonably believed, (i) in the case of conduct in his official capacity as a director of the Depositor, to be in the best interests of the Depositor and (ii) in all other cases, to be not opposed to the best interests of the Depositor; and, with respect to any criminal action or proceeding, if Indemnitee had no reasonable cause to believe his conduct was unlawful; provided, however that in the case of any threatened, pending or completed action, suit or proceeding by or in the right of the Depositor, the indemnity shall be limited to reasonable expenses (including court costs and attorneys' fees) actually incurred in connection with such action, suit or proceeding; and no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Depositor or liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity as a director or officer. The termination of any action, suit or proceeding by judgment, order, settlement, or conviction, or on a plea of nolo contendere or its equivalent shall not, of itself, create a presumption that the Indemnitee did not act in good faith and in a manner which Indemnitee reasonably believed to be in the best interests of the Depositor; and, with respect to any criminal action or proceeding; shall not create a presumption that the person had reasonable cause to believe that his conduct was unlawful.

     Where an Indemnitee of the Depositor or other person entitled to indemnity hereunder has been wholly successful, on the merits or otherwise, in defense of any such action, suit or proceeding, Indemnitee shall be indemnified against reasonable expenses (including court costs and attorneys' fees) actually incurred by him in connection therewith.

     Any indemnification (unless otherwise ordered by a court of competent jurisdiction) shall be made by the Depositor only as authorized in a specific case upon a determination that the applicable standard of conduct has been met. Such determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors who at the time of the vote have not been named as defendants or respondents in such action, suit or proceeding, or
(ii) if such a quorum cannot be obtained, by a majority vote of a committee of the Board of Directors, designated to act in the matter by a majority vote of all directors, consisting solely of two or more directors who at the time of the vote are not named defendants or respondents in such action, suit or proceeding, or (iii) by special legal counsel selected by the Board of Directors (or a committee thereof) by vote in the manner set forth in subparagraphs (i) and (ii) immediately above or if such a quorum cannot be obtained and such a committee cannot be established, by a majority vote of all directors, or (iv) by the shareholders in a vote that excludes the shares held by any Indemnitee who is named as a defendant or respondent in such action, suit or proceeding.

     Reasonable expenses incurred by an Indemnitee of the Depositor or other person entitled to indemnity hereunder, who was, is or is threatened to be made a named defendant or respondent in any such action, suit or proceeding described above may be paid by the Depositor in advance of the final disposition thereof upon (i) receipt of a written affirmation by the Indemnitee of his good faith belief that he has met the standard of conduct necessary for indemnification under this article and a written undertaking by or on behalf of the

Indemnitee to repay such amounts unless it shall ultimately be determined that he is entitled to be indemnified by the Depositor as authorized under this article and (ii) a determination that the facts then known to those making the determination would not preclude indemnification under this article.

     Notwithstanding any other provision of this article, the Depositor may pay or reimburse expenses incurred by any Indemnitee of the Depositor or any other person entitled to indemnity hereunder in connection with his appearance as a witness or other participation in any action, suit or a proceeding described above at a time when he is not named defendant or respondent in such action, suit or proceeding.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification by the Depositor is against public policy, as expressed in the Act, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the Securities and Exchange Commission is still of the same opinion that the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

     (a) The Variable Annuity Marketing Company ("VAMCO") acts as exclusive distributor and principal underwriter of the Registrant and as principal underwriter for the American General Series Portfolio Company, a registered investment company.

     (b) The following information is furnished with respect to each officer and director of VAMCO:


            NAME AND PRINCIPAL                            POSITION AND OFFICES
             BUSINESS ADDRESS                                  WITH VAMCO
            ------------------                            --------------------
John E. Arant(1)..........................  Chairman of the Board of Directors and President
Jane E. Bates(1)..........................  Director, Treasurer and Chief Compliance Officer
Cynthia A. Toles(1).......................  Director and Secretary
Joe C. Osborne(1).........................  Executive Vice President
Charles D. Robinson(1)....................  Executive Vice President
Steven P. Boero...........................  Senior Vice President
1900 O'Farrell Street
Suite 390
San Mateo, CA 94403-1311
Thomas N. Lange...........................  Senior Vice President
14025 Riveredge Drive
Suite 250
Tampa, FL 33637
Jim C. Lehan..............................  Senior Vice President
945 Concord Street
Suite 123 and 124
Framingham, MA 01701
Donald R. Van Putten......................  Senior Vice President
165 South Union Blvd.
Suite 1050
Lakewood, CO 80228
D. Lynne Walters(1).......................  Tax Officer

            NAME AND PRINCIPAL                            POSITION AND OFFICES
             BUSINESS ADDRESS                                  WITH VAMCO
            ------------------                            --------------------
Todd M. Adams.............................  Vice President
8500 Normandale Lake Blvd.
Suite 750
Bloomington, MN 55437
Edward K. Boero...........................  Vice President
222 South Harbor Blvd.
10th Floor
Anaheim, CA 92805
Evan Cole.................................  Vice President
410 Amherst Street
Suite 250
Nashua, NH 03063
Joe H. Connell............................  Vice President
10851 N. Black Canyon Hwy.
Suite 700
Phoenix, AZ 85029
James J. Costello.........................  Vice President
1767 Sentry Parkway West 19
Suite 300
Blue Bell, PA 19422
Paige T. Davis............................  Vice President
7310 Ritchie Highway
Suite 800
Glen Burnie, MD 21061
Robert G. Fillmore........................  Vice President
165 South Union Blvd.
Suite 1050
Lakewood, CO 80228
James M. Garrison.........................  Vice President
Two International Plaza
Suite 601
Nashville, TN 37217
James K. Graham...........................  Vice President
1301 West Long Lake Road
Suite 340
Troy, MI 48098
James T. Griffin..........................  Vice President
3535 Grandview Parkway
Suite 200
Birmingham, AL 35243
Ernest Jordan III.........................  Vice President
4266 Interstate 55N
Suite 108
Jackson, MS 39211
Alden D. Lewis............................  Vice President
1800 S.W. First Avenue
Suite 505
Portland, OR 97201
David R. Lyle.............................  Vice President
University Tower
3100 Tower Blvd.
Suite 1601, Box 50
Durham, NC 27707
John MacTavish............................  Vice President
2450 Venture Oaks Way
Suite 120
Sacramento, CA 95833

            NAME AND PRINCIPAL                            POSITION AND OFFICES
             BUSINESS ADDRESS                                  WITH VAMCO
            ------------------                            --------------------
Bryce Malsbary............................  Vice President
3505 Lake Lynda Drive
Suite 114
Orlando, FL 32817
Sharon J. Novickas........................  Vice President
230 West Monroe
Suite 1900
Chicago, IL 60606
Robert A. Obester.........................  Vice President
800 Gessner
Suite 1280
Houston, TX 77024
Suzanne L. Perez..........................  Vice President
10006 N. Dale Mabry Hwy.
Suite 113
Tampa, FL 33618
Keith A. Poch.............................  Vice President
1900 O'Farrell Street
Suite 390
San Mateo, CA 94403-1311
Fred Roberts..............................  Vice President
100 Ashford Center North
Suite 100
Atlanta, GA 30338
F. William Scott..........................  Vice President
Two Summit Park Drive
Suite 410
Independence, OH 44131
William G. Tubbs..........................  Vice President
11711 N. Meridian St.
Suite 300
Carmel, IN 46032
Donna M. Zucchi...........................  Vice President
90 Woodbridge Center Dr.
Suite 300
Woodbridge, NJ 07095


------------


  (1) 2929 Allen Parkway, Houston, Texas 77019



     (c) VAMCO is the principal underwriter for Registrant. The licensed agents who sell the Contract are compensated for such sales by commissions paid by Depositor. These commissions do not result in any charge to the Registrant or to Contract Owners, Participants, Annuitants or Beneficiaries in addition to the charges described in the prospectuses for the Contract.


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     The books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be in the physical possession of:

        The Variable Annuity Life Insurance Company
          2929 Allen Parkway
          Houston, Texas 77019

ITEM 31. MANAGEMENT SERVICES

     There have been no management-related services provided to the Separate Account for the last three fiscal years.

ITEM 32. UNDERTAKINGS

     a. VALIC hereby commits itself, on behalf of the Contract Owners, to the following undertakings:

          1. To file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted:

          2. To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an application can check to request a Statement of Additional Information; or (2) a post card or similar written communication affixed to or included in the prospectus that the application can remove to send for a Statement of Additional Information;

          3. To deliver any Statement of Additional Information and any financial statements required to be made available under the form promptly upon written or oral request.

     b. The Company hereby represents that the fees and charges deducted under these contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

ITEM 33. WITHDRAWAL RESTRICTIONS FOR 403(B) PLANS

     The Tax Reform Act of 1986 added to the Internal Revenue Code a new Section 403(b)(11) which applies to tax years beginning after December 31, 1988. This paragraph provides that withdrawal restrictions apply to contributions made and interest earned subsequent to December 31, 1988. Such restrictions require that distributions not begin before age 59 1/2, separation from service, death, disability, or hardship (only employee contributions without accrued interest may be withdrawn in case of hardship). These withdrawal restrictions appear in the Section "Federal Tax Matters" in either the Prospectus or, the Statement of Additional Information for Contracts of this Registration Statement.

     The Company relies on a no-action letter issued by the Securities and Exchange Commission on November 28, 1988 stating that no enforcement action would be taken under section 22(e), 27(c)(1), or 27(d) of the Investment Company Act of 1940, if, in effect, the Company permits restrictions on cash distributions from elective contributions to the extent necessary to comply with
Section 403(b)(11) of the Internal Revenue Code in accordance with the following conditions:

     (1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the Contract;

     (2) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the Contract;

     (3) Instruct sales representatives who solicit participants to purchase the Contract specifically to bring the redemption restrictions imposed by
         Section 403(b)(11) to the attention of the potential participants;

     (4) Obtain from each plan participant who purchases a Section 403(b) annuity Contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

     The Company has complied, and is complying, with the provisions of paragraphs (1)-(4).

     The Company relies on Rule 6c-7 of the Act which states that a registered separate account, and any depositor of or underwriter for such account, shall be exempt from the provisions of sections 22(e), 27(c)(1) and 27(d) of the Act with respect to this Contract participating in this account to the extent necessary to permit compliance with the Texas Optional Retirement Program (Program) in accordance with the following conditions:

          (a) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in each registration statement, including the prospectus, used in connection with the Program;

          (b) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of this Contract to Program participants;

          (c) instruct salespeople who solicit Program participants to purchase this Contract specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants;

          (d) obtain from each Program participant who purchases this Contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

     The Company has complied, and is complying, with the provisions of paragraphs (a)-(d) above.

     The Company relies on an order issued by the Securities and Exchange Commission on May 19, 1993 exempting it from the provisions of section 22(e), 27(c)(1) and 27(d) of the Act with respect to this Contract participating in this account to the extent necessary to permit compliance with the Optional Retirement Program of the State University System of Florida ("Florida ORP") as administered by the Division of Retirement of the Florida Department of Management Services ("Division") in accordance with the following conditions:

          (a) include appropriate disclosure regarding the restrictions on redemption imposed by the Division in each registration statement, including the prospectus, relating to the Contracts issued in connection with the Florida ORP;

          (b) include appropriate disclosure regarding the restrictions on redemption imposed by the Division in any sales literature used in connection with the offer of Contracts to Eligible Employees;

          (c) instruct salespeople who solicit Eligible Employees to purchase the Contracts specifically to bring the restrictions on redemption imposed by the Division to the attention of the Eligible Employees;

          (d) obtain from each Participant in the Florida ORP who purchases a Contract, prior to or at the time of such purchase, a signed statement acknowledging the Participant's understanding: (i) of the restrictions on redemption imposed by the Division, and (ii) that other investment alternatives are available under the Florida ORP, to which the Participant may elect to transfer his or her Contract values.

     The Company has complied, and is complying, with the provisions of paragraphs (a)-(d) above.

                                 EXHIBIT INDEX


                                                                               SEQUENTIALLY
                                                                                 NUMBERED
  EXHIBIT NO.                                                                     PAGES
  -----------                                                                  ------------
 10.      --     Consent of Independent Auditors.
 16(a).   --     Copies of manually signed powers of attorney for The
                 Variable Annuity Life Insurance Company Directors John E.
                 Arant, Kent E. Barrett and Carl J. Santillo.

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, The Variable Annuity Life Insurance Company, certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this Registration Statement has duly caused this amendment to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Houston, State of Texas, on the 29th day of April, 1999.

                                            THE VARIABLE ANNUITY LIFE
                                            INSURANCE COMPANY

            Attest: /s/ CYNTHIA A. TOLES                            By: /s/ THOMAS L. WEST, JR.
   ----------------------------------------------        -------------------------------------------------
                  Cynthia A. Toles                                      Thomas L. West, Jr.
        Senior Vice President, General Counsel                        Chairman and Chief Executive Officer
                   and Secretary

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Variable Annuity Life Insurance Company Separate Account A, certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this Registration Statement has duly caused this amendment to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Houston, State of Texas, on the 29th day of April 1999.

                                            THE VARIABLE ANNUITY LIFE
                                            INSURANCE COMPANY SEPARATE
                                              ACCOUNT A

                                            THE VARIABLE ANNUITY LIFE
                                            INSURANCE COMPANY

            Attest: /s/ CYNTHIA A. TOLES                            By: /s/ THOMAS L. WEST, JR.
   ----------------------------------------------        -------------------------------------------------
                  Cynthia A. Toles                                      Thomas L. West, Jr.
         Senior Vice President, General Counsel                      Chairman and Chief Executive Officer
                   and Secretary

     Pursuant to the requirements of the Securities Act of 1933, this amendment has been signed below by the following persons in the capacities and on the date indicated.

                      SIGNATURE                                      TITLE                        DATE
                      ---------                                      -----                        ----

               /s/ THOMAS L. WEST, JR.                 Chairman and Chief Executive          April 29, 1999
-----------------------------------------------------    Officer
                 Thomas L. West, Jr.

                         *                             President and Director                April 29, 1999
-----------------------------------------------------
                    John A. Graf

                  /s/ BRENT C. NELSON                   Senior Vice President, Controller    April 29, 1999
-----------------------------------------------------     and Principal Accounting Officer
                   Brent C. Nelson

                          *                            Senior Chairman of the Board of       April 29, 1999
-----------------------------------------------------    Directors
                    Jon P. Newton

                      SIGNATURE                                      TITLE                        DATE
                      ---------                                      -----                        ----

                          *                                                                  April 29, 1999
-----------------------------------------------------  Director, Executive Vice President
                   Kent E. Barrett                       and Chief Financial Officer


                          *                            Executive Vice President --           April 29, 1999
-----------------------------------------------------    Marketing and Director
                   Bruce R. Abrams

                          *                            Executive Vice President - Sales      April 29, 1999
-----------------------------------------------------    and Director
                    John E. Arant

                          *                            Executive Vice President --           April 29, 1999
-----------------------------------------------------    Operations and Director
                  Carl J. Santillo

                          *                            Director                              April 29, 1999
-----------------------------------------------------
                  Robert M. Devlin

              *By: /s/ CYNTHIA A. TOLES                                                      April 29, 1999
   -----------------------------------------------
                  Cynthia A. Toles
                  Attorney-in-Fact

            **By: /s/ THOMAS L. WEST, JR.                                                    April 29, 1999
  ------------------------------------------------
                 Thomas L. West, Jr.
                  Attorney-in-Fact